UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

September 30, 2015

MFS® MUNICIPAL SERIES TRUST

For the states of:

Alabama, Arkansas, California, Georgia, Maryland, and Massachusetts

MSTA-SEM

MFS® MUNICIPAL SERIES TRUST

For the states of: Alabama, Arkansas, California, Georgia, Maryland, and Massachusetts

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Despite weak global growth, the U.S. economy continues to expand modestly, buoyed by firming labor and housing markets and resilient consumer spending. However, the U.S. Federal Reserve continues to take a cautious approach to raising interest rates.

In Asia, China’s slowing economic growth has raised concerns and fed global market volatility. Commodity exporters have been hurt by weaker Chinese demand. Global oil markets remain oversupplied, further depressing crude oil and gasoline prices. Japan continues to struggle in its attempt to stimulate its economy through monetary and fiscal policy initiatives.

While the eurozone economy is expanding, growth has been mild and inconsistent, while deflation remains a risk. Hopes for a more robust recovery rest on the European Central Bank’s quantitative easing program.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

November 13, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

MFS Alabama Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	21.9%
State & Local Agencies	13.8%
General Obligations – General Purpose	11.9%
General Obligations – Schools	11.2%
Universities – Colleges	10.5%

Composition including fixed income credit quality (a)(i)
AAA	4.5%
AA	35.3%
A	40.7%
BBB	9.1%
BB	2.5%
CC	0.3%
Not Rated	6.1%
Cash & Cash Equivalents	1.5%

Portfolio facts (i)
Average Duration (d)	5.6
Average Effective Maturity (m)	15.5 yrs.

Jurisdiction (i)
Alabama	81.6%
Guam	2.3%
California	2.1%
New York	1.9%
U.S. Virgin Islands	1.6%
Massachusetts	1.2%
Florida	1.0%
New Hampshire	0.8%
Puerto Rico	0.8%
Colorado	0.7%
Texas	0.7%
Wisconsin	0.7%
Tennessee	0.6%
Virginia	0.6%
Illinois	0.6%
Kentucky	0.5%
Indiana	0.3%
Michigan	0.3%
South Dakota	0.2%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents can include cash, investments in money market funds, short term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 9/30/15.

The portfolio is actively managed and current holdings may be different.

2

Portfolio Composition – continued

MFS Arkansas Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	21.5%
Water & Sewer Utility Revenue	16.6%
Sales & Excise Tax Revenue	11.6%
Healthcare Revenue – Hospitals	11.0%
Utilities – Municipal Owned	9.3%

Composition including fixed income credit quality (a)(i)
AAA	3.9%
AA	50.1%
A	32.0%
BBB	9.1%
BB	0.7%
B	0.4%
CC	1.2%
Not Rated	2.8%
Cash & Cash Equivalents	(0.2)%

Portfolio facts (i)
Average Duration (d)	6.3
Average Effective Maturity (m)	14.9 yrs.

Jurisdiction (i)
Arkansas	79.0%
Guam	5.0%
New York	3.2%
Puerto Rico	1.8%
California	1.8%
Massachusetts	1.5%
Kentucky	1.3%
U.S. Virgin Islands	1.3%
Indiana	0.8%
Pennsylvania	0.6%
New Hampshire	0.6%
Texas	0.6%
Colorado	0.5%
New Jersey	0.4%
Wisconsin	0.4%
Michigan	0.4%
Illinois	0.4%
Tennessee	0.3%
Florida	0.3%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents can include cash, investments in money market funds, short term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 9/30/15.

The portfolio is actively managed and current holdings may be different.

3

Portfolio Composition – continued

MFS California Municipal Bond Fund

Portfolio structure (i)(j)

Top five industries (i)
Tax Assessment	13.5%
Healthcare Revenue – Hospitals	12.8%
General Obligations – Schools	12.1%
Universities – Colleges	12.1%
Water & Sewer Utility Revenue	6.9%

Composition including fixed income credit quality (a)(i)
AAA	2.8%
AA	32.4%
A	40.7%
BBB	13.1%
BB	3.6%
B	1.7%
CC	0.1%
Not Rated (j)	2.9%
Cash & Cash Equivalents	0.6%
Other	2.1%

Portfolio facts (i)
Average Duration (d)	7.1
Average Effective Maturity (m)	17.0 yrs.

Jurisdiction (i)
California	94.0%
Guam	1.3%
Illinois	1.0%
Puerto Rico	0.8%
Ohio	0.7%
Pennsylvania	0.7%
New York	0.5%
New Jersey	0.4%
U.S. Treasury Securities (j)	(2.1)%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(j)	For the purpose of managing the fund’s duration, the fund holds short treasury futures with a bond equivalent exposure of (2.1)%, which reduce the fund’s interest rate exposure but not its credit exposure.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents can include cash, investments in money market funds, short term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other can include currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 9/30/15.

The portfolio is actively managed and current holdings may be different.

4

Portfolio Composition – continued

MFS Georgia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	19.3%
Healthcare Revenue – Hospitals	18.0%
Water & Sewer Utility Revenue	12.1%
General Obligations – General Purpose	9.8%
General Obligations – Schools	6.5%

Composition including fixed income credit quality (a)(i)
AAA	8.4%
AA	34.1%
A	37.5%
BBB	11.1%
BB	1.8%
B	0.6%
CC	0.5%
Not Rated	3.8%
Cash & Cash Equivalents	2.2%

Portfolio facts (i)
Average Duration (d)	6.2
Average Effective Maturity (m)	15.4 yrs.

Jurisdiction (i)
Georgia	78.2%
Guam	2.4%
California	2.1%
Florida	1.5%
New Jersey	1.4%
U.S. Virgin Islands	1.4%
New York	1.3%
Puerto Rico	1.3%
Tennessee	0.9%
Illinois	0.9%
Wisconsin	0.8%
Texas	0.8%
North Carolina	0.7%
Kentucky	0.7%
Michigan	0.6%
Pennsylvania	0.6%
New Hampshire	0.6%
Virginia	0.6%
Colorado	0.5%
Indiana	0.3%
Louisiana	0.2%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents can include cash, investments in money market funds, short term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 9/30/15.

The portfolio is actively managed and current holdings may be different.

5

Portfolio Composition – continued

MFS Maryland Municipal Bond Fund

Portfolio structure (i)(j)

Top five industries (i)
Healthcare Revenue – Hospitals	22.6%
General Obligations – General Purpose	16.0%
Water & Sewer Utility Revenue	10.6%
Universities – Colleges	6.8%
Tax Assessment	4.5%

Composition including fixed income credit quality (a)(i)
AAA	18.8%
AA	27.3%
A	26.1%
BBB	17.1%
BB	1.9%
B	1.0%
CC	0.2%
Not Rated (j)	4.7%
Cash & Cash Equivalents	0.8%
Other	2.1%

Portfolio facts (i)
Average Duration (d)	6.2
Average Effective Maturity (m)	14.2 yrs.

Jurisdiction (i)
Maryland	77.2%
Guam	2.5%
Kentucky	2.1%
Puerto Rico	2.0%
U.S. Virgin Islands	1.7%
District of Columbia	1.7%
New Jersey	1.6%
Tennessee	1.4%
New York	1.4%
California	1.3%
Indiana	1.1%
Illinois	0.8%
Florida	0.8%
Texas	0.6%
New Hampshire	0.6%
Pennsylvania	0.6%
Colorado	0.6%
Washington	0.5%
Michigan	0.5%
Virginia	0.1%
Mississippi	0.1%
U.S. Treasury Securities (j)	(2.1)%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(j)	For the purpose of managing the fund’s duration, the fund holds short treasury futures with a bond equivalent exposure of (2.1)%, which reduce the fund’s interest rate exposure but not its credit exposure.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents can include cash, investments in money market funds, short term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other can include currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 9/30/15.

The portfolio is actively managed and current holdings may be different.

6

Portfolio Composition – continued

MFS Massachusetts Municipal Bond Fund

Portfolio structure (i)(j)

Top five industries (i)
Universities – Colleges	22.4%
Healthcare Revenue – Hospitals	13.5%
General Obligations – General Purpose	9.6%
Miscellaneous Revenue – Other	9.4%
Sales & Excise Tax Revenue	6.0%

Composition including fixed income credit quality (a)(i)
AAA	8.6%
AA	39.8%
A	26.8%
BBB	15.5%
BB	1.7%
B	0.9%
CC	0.8%
Not Rated (j)	3.2%
Cash & Cash Equivalents	0.5%
Other	2.2%

Portfolio facts (i)
Average Duration (d)	6.4
Average Effective Maturity (m)	15.7 yrs.

Jurisdiction (i)
Massachusetts	84.7%
Illinois	1.7%
New York	1.7%
Guam	1.5%
Puerto Rico	1.5%
California	1.3%
Kentucky	1.2%
Florida	1.0%
Tennessee	1.0%
U.S. Virgin Islands	0.9%
New Jersey	0.6%
Pennsylvania	0.5%
Colorado	0.5%
Texas	0.4%
New Hampshire	0.3%
Washington	0.3%
Louisiana	0.3%
Wisconsin	0.1%
U.S. Treasury Securities (j)	(2.2)%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(j)	For the purpose of managing the fund’s duration, the fund holds short treasury futures with a bond equivalent exposure of (2.2)%, which reduce the fund’s interest rate exposure but not its credit exposure.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents can include cash, investments in money market funds, short term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other can include currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 9/30/15.

The portfolio is actively managed and current holdings may be different.

7

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, April 1, 2015 through September 30, 2015

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2015 through September 30, 2015.

Actual Expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS ALABAMA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/15	Ending Account Value 9/30/15	Expenses Paid During Period (p) 4/01/15-9/30/15
A	Actual	0.93%	$1,000.00	$1,007.67	$4.67
	Hypothetical (h)	0.93%	$1,000.00	$1,020.35	$4.70
B	Actual	1.68%	$1,000.00	$1,003.88	$8.42
	Hypothetical (h)	1.68%	$1,000.00	$1,016.60	$8.47

MFS ARKANSAS MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/15	Ending Account Value 9/30/15	Expenses Paid During Period (p) 4/01/15-9/30/15
A	Actual	0.75%	$1,000.00	$1,006.07	$3.76
	Hypothetical (h)	0.75%	$1,000.00	$1,021.25	$3.79
B	Actual	1.51%	$1,000.00	$1,002.24	$7.56
	Hypothetical (h)	1.51%	$1,000.00	$1,017.45	$7.62

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

8

Expense Tables – continued

MFS CALIFORNIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/15	Ending Account Value 9/30/15	Expenses Paid During Period (p) 4/01/15-9/30/15
A	Actual	0.71%	$1,000.00	$1,008.58	$3.57
	Hypothetical (h)	0.71%	$1,000.00	$1,021.45	$3.59
B	Actual	1.48%	$1,000.00	$1,004.74	$7.42
	Hypothetical (h)	1.48%	$1,000.00	$1,017.60	$7.47
C	Actual	1.61%	$1,000.00	$1,004.02	$8.07
	Hypothetical (h)	1.61%	$1,000.00	$1,016.95	$8.12

MFS GEORGIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/15	Ending Account Value 9/30/15	Expenses Paid During Period (p) 4/01/15-9/30/15
A	Actual	0.95%	$1,000.00	$1,004.90	$4.76
	Hypothetical (h)	0.95%	$1,000.00	$1,020.25	$4.80
B	Actual	1.70%	$1,000.00	$1,001.12	$8.50
	Hypothetical (h)	1.70%	$1,000.00	$1,016.50	$8.57

MFS MARYLAND MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/15	Ending Account Value 9/30/15	Expenses Paid During Period (p) 4/01/15-9/30/15
A	Actual	0.91%	$1,000.00	$1,002.77	$4.56
	Hypothetical (h)	0.91%	$1,000.00	$1,020.45	$4.60
B	Actual	1.66%	$1,000.00	$999.92	$8.30
	Hypothetical (h)	1.66%	$1,000.00	$1,016.70	$8.37

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

For the MFS Maryland Municipal Bond Fund, changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period and the hypothetical expenses paid during the period would have been approximately 0.83%, $4.16 and $4.19 for Class A shares and 1.58%, $7.90 and $7.97 for Class B shares, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

9

Expense Tables – continued

MFS MASSACHUSETTS MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/15	Ending Account Value 9/30/15	Expenses Paid During Period (p) 4/01/15-9/30/15
A	Actual	0.85%	$1,000.00	$1,006.74	$4.26
	Hypothetical (h)	0.85%	$1,000.00	$1,020.75	$4.29
B	Actual	1.62%	$1,000.00	$1,002.86	$8.11
	Hypothetical (h)	1.62%	$1,000.00	$1,016.90	$8.17

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

For the MFS Massachusetts Municipal Bond Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A shares, this rebate reduced the expense ratio above by 0.02%. See Note 3 in the Notes to Financial Statements for additional information.

10

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

MFS ALABAMA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.4%

Issuer	Shares/Par	Value ($)
Airport Revenue - 2.4%
Birmingham, AL, Airport Authority Rev., AGM, 5.25%, 7/01/30	$1,000,000	$1,131,350
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	70,000	77,091
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	45,000	49,186
		$1,257,627
General Obligations - General Purpose - 11.7%
Auburn, AL, “H”, 5.625%, 12/01/33	$1,000,000	$1,147,520
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/20	140,000	139,139
Enterprise, AL, 5%, 2/01/29	250,000	265,080
Guam Government, “A”, 6.75%, 11/15/29	260,000	318,490
Guam Government, “A”, 7%, 11/15/39	60,000	74,073
Huntsville, AL, School Warrants, “C”, 5%, 11/01/30	1,000,000	1,166,840
Jasper, AL, Warrants, 5%, 3/01/32	500,000	559,685
Madison, AL, Refunding Warrants, 5.15%, 2/01/39	1,000,000	1,104,600
Montgomery County, AL, Unrefunded Balance, Warrants, N, 5%, 3/01/28	95,000	100,081
Montgomery County, AL, Warrants, 5%, 3/01/28 (Prerefunded 3/01/17)	405,000	430,811
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/17	100,000	99,333
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/18	75,000	74,053
State of California, 6%, 11/01/39	550,000	654,956
		$6,134,661
General Obligations - Schools - 11.2%
Huntsville, AL, School Warrants, “C”, 5%, 11/01/29	$200,000	$234,638
Jefferson County, AL, School Warrants, AGM, 5.5%, 2/15/20	1,750,000	1,755,460
Lee County, AL, School Warrants, ASSD GTY, 4.75%, 2/01/29	880,000	940,720
Madison County, AL, Board of Education, ASSD GTY, 5.125%, 9/01/34	1,000,000	1,092,740
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “B”, AGM, 0%, 8/01/36	570,000	232,047
Shelby County, AL, Board of Education Capital Outlay School Warrants (Ten Mill County Tax), 5%, 2/01/31	500,000	551,805
Sumter County, AL, School Warrants, 5.2%, 2/01/39	1,000,000	1,035,810
		$5,843,220

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - 21.6%
Alabama Special Care Facilities Financing Authority (Daughters of Charity), ETM, AMBAC, 5%, 11/01/25	$1,500,000	$1,506,105
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), BHAC, 5%, 11/15/39	750,000	779,715
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 12/01/36	250,000	252,835
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children’s Hospital), 5%, 6/01/31	750,000	845,512
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children’s Hospital), 6%, 6/01/39	750,000	880,065
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2/01/36	300,000	324,222
DCH Health Care Authority, AL, Health Care Facilities Rev., 5%, 6/01/33	500,000	554,125
East Alabama Health Care Authority, Health Care Facilities Rev., 5.25%, 9/01/36 (Put Date 9/01/18)	1,000,000	1,087,630
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	435,000	492,494
Health Care Authority for Baptist Health, AL, “D”, 5%, 11/15/21	875,000	878,964
Huntsville, AL, Health Care Authority Rev., “A”, 5%, 6/01/30	1,000,000	1,167,660
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44 (Prerefunded 8/15/19)	255,000	312,138
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	265,000	271,747
Mobile, AL, Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 5.25%, 2/01/30	500,000	551,610
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	370,000	414,019
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/34	85,000	93,596
University of Alabama at Birmingham, AL, Hospital Rev., “A”, 5.25%, 9/01/25	500,000	549,235
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	340,000	347,973
		$11,309,645

11

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Long Term Care - 1.5%
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/39	$750,000	$805,447

Industrial Revenue - Paper - 1.2%
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 11/01/33	$250,000	$289,355
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/35	300,000	331,830
		$621,185
Miscellaneous Revenue - Other - 1.9%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	$65,000	$68,165
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	95,000	99,243
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	260,000	262,605
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/40	495,000	567,107
		$997,120
Port Revenue - 1.1%
Alabama Port Authority Docks Facility, 6%, 10/01/40	$500,000	$579,010

Sales & Excise Tax Revenue - 1.9%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	$325,000	$366,187
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/31	515,000	639,115
		$1,005,302
Single Family Housing - State - 0.7%
Alabama Housing Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.375%, 10/01/33	$345,000	$358,693

State & Local Agencies - 13.7%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 9/01/29	$1,000,000	$1,117,200
Alabama Public Health Care Authority Lease Rev. (Department Of Public Health Facilities), 5%, 9/01/30	280,000	319,234
Alabama Public School & College Authority Rev., “A”, 5%, 2/01/26	500,000	602,030
Alabama Public School & College Authority Rev., “A”, 5%, 5/01/29 (Prerefunded 5/01/19)	1,000,000	1,135,390
Alabama Public School & College Authority Rev., “B”, 5%, 6/01/25	800,000	950,496

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
Alabama Public School & College Authority Rev., “B”, 5%, 1/01/27	$500,000	$601,185
Anniston, AL, Public Building Authority Rev. (Judicial Center Project), AGM, 5%, 3/01/32	500,000	548,355
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, ASSD GTY, 5%, 7/01/30	385,000	430,796
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 6/01/30	35,000	40,020
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/39	145,000	167,488
Montgomery County, AL, Public Building Authority Rev., Warrants (Facilities Project), 5%, 3/01/27	1,050,000	1,235,398
		$7,147,592
Tax - Other - 1.9%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$95,000	$105,379
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	30,000	33,237
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/29	65,000	69,489
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/25	65,000	71,335
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 10/01/29	400,000	434,004
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 10/01/39	235,000	256,033
		$969,477
Toll Roads - 0.6%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	$110,000	$124,231
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	180,000	195,363
		$319,594
Universities - Colleges - 10.3%
Alabama State University Board of Education Rev. (Chattahoochee Valley Community College), ASSD GTY, 5%, 6/01/34	$1,300,000	$1,432,847
Alabama State University Rev., General Tuition & Fee, ASSD GTY, 5.75%, 9/01/39	1,000,000	1,093,590
Jacksonville State University, Tuition & Fee Rev., ASSD GTY, 5.125%, 12/01/38	1,000,000	1,095,180
Troy University, Facilities Rev., “A”, BAM, 5%, 11/01/28	500,000	573,920
University of South Alabama, University Rev., AMBAC, 5%, 12/01/29	1,000,000	1,043,850
University of South Alabama, University Rev., BHAC, 5%, 8/01/38	150,000	163,142
		$5,402,529

12

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Secondary Schools - 0.5%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41 (Prerefunded 8/15/19)	$190,000	$234,699

Utilities - Investor Owned - 0.1%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/29 (Put Date 8/01/16)	$70,000	$72,469

Utilities - Municipal Owned - 5.6%
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), “A”, ASSD GTY, 5%, 8/01/37	$1,000,000	$1,118,160
Foley, AL, Utilities Board Utilities Rev., AGM, 5%, 11/01/25 (Prerefunded 11/01/15)	1,000,000	1,004,200
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/24	265,000	313,855
Guam Power Authority Rev., “A”, 5.5%, 10/01/40	230,000	252,492
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	130,000	149,547
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/23	10,000	9,302
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/24	50,000	45,292
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/30	5,000	4,432
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/27	30,000	27,515
		$2,924,795
Utilities - Other - 0.6%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	$295,000	$331,084

Water & Sewer Utility Revenue - 8.9%
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., ASSD GTY, 5%, 6/01/39	$1,000,000	$1,054,450
Birmingham, AL, Waterworks Board Water Rev., “A”, 5.125%, 1/01/34 (Prerefunded 1/01/19)	280,000	317,257

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 1/01/34	$470,000	$518,048
Birmingham, AL, Waterworks Board Water Rev., “A”, 5%, 1/01/30	500,000	571,995
Cullman, AL, Utilities Board Water Rev., “A”, AGM, 5%, 9/01/35	1,000,000	1,125,460
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/29	45,000	49,995
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/35	45,000	49,162
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/21	300,000	332,823
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	15,000	16,375
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	10,000	10,948
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	20,000	21,787
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	20,000	21,571
Scottsboro, AL, Waterworks Sewer & Gas Board Rev., 5%, 8/01/32	500,000	557,445
		$4,647,316
Total Municipal Bonds (Identified Cost, $47,325,050)		$50,961,465

Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	863,951	$863,951
Total Investments (Identified Cost, $48,189,001)		$51,825,416

Other Assets, Less Liabilities - 1.0%		514,668
Net Assets - 100.0%		$52,340,084

See Portfolio Footnotes and Notes to Financial Statements

13

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

MFS ARKANSAS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.8%

Issuer	Shares/Par	Value ($)
Airport Revenue - 0.5%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	$235,000	$258,806
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	160,000	174,883
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	95,000	103,522
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	105,000	116,129
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	80,000	84,699
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	125,000	131,565
		$869,604
General Obligations - General Purpose - 4.7%
Arkansas College Savings, Capital Appreciation, “A”, ETM, 0%, 6/01/17	$1,840,000	$1,820,827
Arkansas Four-Lane Highway Construction & Improvement, 4%, 6/15/20	2,000,000	2,245,280
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/20	460,000	457,171
Guam Government, “A”, 5.25%, 11/15/37	255,000	278,748
Guam Government, “A”, 6.75%, 11/15/29	515,000	630,854
Guam Government, “A”, 7%, 11/15/39	65,000	80,246
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/17	555,000	551,298
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/18	400,000	394,952
State of California, 6%, 11/01/39	1,160,000	1,381,363
		$7,840,739
General Obligations - Schools - 7.6%
Arkansas Higher Education, 4%, 6/01/29	$2,000,000	$2,209,480
Bentonville, AR, School District No. 6, “A”, 5%, 6/01/24	3,185,000	3,400,179
Crittenden County, AR, Community College District, 4.6%, 2/01/35	285,000	285,382
Crittenden County, AR, Community College District, 4.7%, 2/01/40	625,000	625,875
Pulaski County, AR, North Little Rock School District, “B”, 5%, 2/01/22	1,635,000	1,879,236
Pulaski County, AR, Special School District Construction, 5%, 2/01/35	2,000,000	2,004,060
Springdale, AR, School District No. 050, “A”, 4.625%, 6/01/37	2,000,000	2,093,560
		$12,497,772

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - 10.8%
Arkansas Development Finance Authority Health Care Rev. (Baptist Health), “A”, 5%, 12/01/29	$1,000,000	$1,155,160
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/33	1,645,000	1,817,922
Conway, AR, Hospital Rev. (Conway Regional Medical Center), 4.45%, 8/01/32	540,000	557,253
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	420,000	475,511
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44 (Prerefunded 8/15/19)	510,000	624,276
Independence County, AR, Public Health Education & Housing Facilities Board Rev. (White River Health Systems), 5.75%, 6/01/28	1,000,000	1,104,520
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 11/01/32	1,085,000	1,194,780
Jefferson County, AR, Hospital Rev., Refunding (Regional Medical Center), AGM, 5%, 6/01/26	2,150,000	2,388,973
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 6/01/25	510,000	580,696
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	545,000	616,542
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	395,000	447,255
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	470,000	481,966
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	355,000	397,234
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/39	490,000	541,313
Pulaski County, AR, Hospital Rev. (Arkansas Children’s Hospital Foundation), AGM, 4%, 3/01/20	1,000,000	1,083,450
Pulaski County, AR, Public Facilities Board Health Facilities Rev. (Carti Project), 5.5%, 7/01/43	750,000	822,210
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 3/01/34	750,000	838,538
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 3/01/39	1,925,000	2,147,511

14

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	$675,000	$690,829
		$17,965,939
Industrial Revenue - Paper - 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	$100,000	$121,845

Miscellaneous Revenue - Entertainment & Tourism - 1.8%
Fayetteville, AR, Hotel, Motel and Restaurant Rev., BAM, 5%, 11/01/34	$2,525,000	$2,926,147

Miscellaneous Revenue - Other - 1.6%
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	$835,000	$843,367
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/40	1,615,000	1,850,257
		$2,693,624
Sales & Excise Tax Revenue - 11.4%
Bentonville, AR, Sales & Use Tax, AMBAC, 4.375%, 11/01/25	$705,000	$751,340
Bentonville, AR, Sales & Use Tax, 4%, 11/01/26	1,310,000	1,394,089
Cabot, AR, Sales & Use Tax , 5%, 6/01/26	700,000	818,370
Cabot, AR, Sales & Use Tax, 5%, 6/01/27	1,300,000	1,506,739
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	760,000	856,315
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/35	1,150,000	1,249,153
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/30	850,000	932,289
Crawford County, AR, Sales & Use Tax, AGM, 4%, 9/01/20	250,000	279,273
Crawford County, AR, Sales & Use Tax, AGM, 4%, 9/01/21	560,000	629,317
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/23	380,000	455,339
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/24	2,040,000	2,382,965
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	210,000	227,060
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/31	1,180,000	1,313,788
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/29	1,000,000	1,280,650
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 8/01/57	415,000	257,304
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 8/01/56	4,705,000	244,895
Rogers, AR, Sales & Use Tax Rev., 5%, 11/01/23	1,000,000	1,159,880
Springdale, AR, Sales & Use Tax Rev., 5%, 11/01/28	1,000,000	1,142,440

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
Stuttgart, AR, Sales & Use Tax Rev., AGM, 5%, 6/01/32	$1,840,000	$2,052,667
		$18,933,873
Single Family Housing - State - 0.4%
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, GNMA, 5.625%, 1/01/35	$10,000	$10,172
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 4.85%, 7/01/31	545,000	545,420
Arkansas Development Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.7%, 7/01/28	70,000	70,039
		$625,631
State & Local Agencies - 2.7%
Arkansas Development Finance Authority Rev. (Donaghey Plaza Project), 5%, 6/01/34	$2,605,000	$2,907,701
Arkansas Development Finance Authority Rev., Correctional Facilities, “A”, 5.125%, 5/15/34	500,000	552,020
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.967%, 6/01/37	1,315,000	1,069,411
		$4,529,132
Tax - Other - 5.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$490,000	$543,533
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	65,000	72,014
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/34	3,000,000	3,392,130
Little Rock, AR, Library Construction & Improvement Rev., 4%, 3/01/23	810,000	845,535
Little Rock, AR, Library Construction & Improvement Rev., 4%, 3/01/24	1,685,000	1,751,878
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/29	135,000	144,323
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/39	150,000	158,106
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/25	135,000	148,157
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 10/01/29	940,000	1,019,909
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 10/01/39	505,000	550,198
		$8,625,783
Tobacco - 2.9%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/26	$2,440,000	$1,748,211
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/27	2,470,000	1,683,231

15

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Tobacco - continued
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/28	$500,000	$325,885
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 5/15/39	290,000	290,003
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	480,000	482,395
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	305,000	239,727
		$4,769,452
Toll Roads - 0.3%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	$230,000	$285,557
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	180,000	218,277
		$503,834
Transportation - Special Tax - 0.3%
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 11/15/37	$490,000	$522,551

Universities - Colleges - 21.3%
Arkansas State University, Housing System Rev. (Jonesboro Campus), 4.5%, 3/01/31	$2,500,000	$2,701,075
Arkansas State University, Housing System Rev. (Jonesboro Campus), “C”, AMBAC, 5%, 3/01/32	2,595,000	2,760,068
Arkansas State University, Student Fee (Jonesboro Campus), “C”, AGM, 4.5%, 3/01/27	545,000	607,277
Massachusetts Development Finance Agency Higher Education Rev. (Emerson College), “A”, 5%, 1/01/23	1,070,000	1,130,466
New York Dormitory Authority Rev., 5.25%, 7/01/48	1,605,000	1,795,321
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	85,000	72,509
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	140,000	118,664
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/31	60,000	43,993
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/42	30,000	21,936

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AGM, 4%, 4/01/24	$1,000,000	$1,077,350
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), BAM, 5%, 9/01/30	1,000,000	1,135,540
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), 5%, 4/01/41	1,000,000	1,121,120
University Arkansas Auxiliary Enterprises Rev., 5%, 12/01/29	605,000	693,735
University Arkansas Auxiliary Enterprises Rev., “A”, 5%, 5/01/29	200,000	230,338
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/25	2,000,000	2,409,960
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/22	505,000	608,868
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/23	520,000	632,814
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 10/01/25	780,000	938,824
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/21	1,310,000	1,559,594
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/26	1,000,000	1,157,000
University of Arkansas Rev. (Fort Smith Campus), 5%, 12/01/28	860,000	956,079
University of Arkansas Rev. (Student Fee-Phillps), 5.1%, 12/01/34	750,000	791,333
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/23	250,000	276,253
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/24	250,000	274,420
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/25	500,000	544,060
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/26	305,000	331,831
University of Arkansas Rev., “A”, 5%, 11/01/33	1,000,000	1,097,570
University of Arkansas, Administration Building Rev., “A”, 5%, 11/01/38	1,000,000	1,097,570
University of Arkansas, University Facilities Rev. (Pine Bluff Campus), “A”, AMBAC, 5%, 12/01/30	1,000,000	1,008,140
University of Arkansas, University Rev. (Fayetteville Campus), “A”, 5%, 11/01/32	1,000,000	1,152,010
University of Arkansas, University Rev. (Monticello Campus), 4%, 12/01/35	600,000	614,004
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 7/01/17	725,000	774,090
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 7/01/19	320,000	358,381
University of Arkansas, University Rev., Var Fac-Fayetteville Campus, AMBAC, 5%, 11/01/36	2,500,000	2,626,075
University of Central Arkansas Rev., “C”, ASSD GTY, 4.25%, 9/01/40	1,950,000	2,033,987
University of Puerto Rico Rev., “Q”, 5%, 6/01/36	1,145,000	498,384
		$35,250,639

16

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Dormitories - 0.3%
Arkansas Technical University, Housing Systems Rev., AMBAC, 5.2%, 12/01/26	$500,000	$508,895

Utilities - Investor Owned - 1.1%
Independence County, AR, Pollution Control Rev. (Entergy Arkansas, Inc. Project), 2.375%, 1/01/21	$750,000	$774,750
Independence County, AR, Pollution Control Rev. (Entergy Mississippi, Inc. Project), AMBAC, 4.9%, 7/01/22	1,000,000	1,016,700
		$1,791,450
Utilities - Municipal Owned - 9.2%
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/30	$1,000,000	$1,172,350
Benton, AR, Public Utility Rev., AMBAC, 5%, 9/01/31	1,500,000	1,594,485
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/32	1,130,000	1,263,510
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/35	1,000,000	1,142,790
Benton, AR, Public Utility Rev., AMBAC, 5%, 9/01/36	1,500,000	1,594,485
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/36	1,165,000	1,292,684
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/30	2,805,000	3,250,069
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	450,000	501,237
Guam Power Authority Rev., “A”, 5.5%, 10/01/40	790,000	867,254
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	245,000	281,838
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 7/01/21	1,040,000	1,150,157
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 7/01/22	1,090,000	1,205,453
		$15,316,312
Utilities - Other - 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	$300,000	$342,114
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	155,000	178,314
		$520,428
Water & Sewer Utility Revenue - 16.3%
Arkansas Community Public Water Systems Authority Rev., 5%, 10/01/32	$1,020,000	$1,141,839
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/22	1,500,000	1,786,695
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/23	795,000	935,389
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/25	1,500,000	1,748,640
Central Arkansas Water Rev., 5%, 10/01/22	1,215,000	1,469,506

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Central Arkansas Water Rev., 5%, 10/01/23	$1,275,000	$1,556,571
Conway, AR, Water Rev., 4%, 12/01/21	565,000	625,246
Conway, AR, Water Rev., 4%, 12/01/22	400,000	442,136
Conway, AR, Water Rev., 4%, 12/01/23	500,000	546,705
Fort Smith, AR, Water & Sewer Rev., AGM, 4.5%, 10/01/21	1,545,000	1,779,686
Fort Smith, AR, Water & Sewer Rev., AGM, 4.5%, 10/01/22	455,000	518,145
Fort Smith, AR, Water & Sewer Rev., AGM, 5%, 10/01/32	2,000,000	2,193,800
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/29	140,000	155,532
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/35	140,000	152,947
Hot Springs, AR, Wastewater Rev., 4%, 12/01/19	510,000	562,566
Hot Springs, AR, Wastewater Rev., 5%, 12/01/20	500,000	579,135
Hot Springs, AR, Wastewater Rev., 5%, 12/01/21	650,000	759,545
Hot Springs, AR, Wastewater Rev., ASSD GTY, 4.625%, 12/01/37	1,260,000	1,349,347
Little Rock, AR, Sewer Rev., 5.5%, 10/01/30	750,000	833,265
Little Rock, AR, Sewer Rev., 5.75%, 10/01/38	1,000,000	1,118,770
Little Rock, AR, Sewer Rev., “A”, AGM, 4.375%, 6/01/33	750,000	797,280
Little Rock, AR, Sewer Rev., “C”, AGM, 5%, 10/01/37	3,000,000	3,258,600
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	50,000	54,585
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	30,000	32,845
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	75,000	81,702
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	65,000	70,105
Rogers, AR, Sewer Rev., AMBAC, 5%, 2/01/37	1,000,000	1,044,640
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 12/01/38	1,325,000	1,489,340
		$27,084,562
Total Municipal Bonds (Identified Cost, $156,244,905)		$163,898,212

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	139,679	$139,679
Total Investments (Identified Cost, $156,384,584)		$164,037,891

Other Assets, Less Liabilities - 1.1%		1,789,337
Net Assets - 100.0%		$165,827,228

See Portfolio Footnotes and Notes to Financial Statements

17

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

MFS CALIFORNIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.2%

Issuer	Shares/Par	Value ($)
Airport Revenue - 5.6%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	$780,000	$894,282
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/29	3,000,000	3,457,380
Orange County, CA, Airport Rev., “A”, 5%, 7/01/31	1,310,000	1,462,956
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/21	1,500,000	1,721,400
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/31	850,000	943,917
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/25	2,000,000	2,355,380
San Jose, CA, Airport Rev., “A”, BHAC, 5.5%, 3/01/23	2,345,000	2,485,161
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/34	2,560,000	2,905,805
		$16,226,281
General Obligations - General Purpose - 6.4%
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/20	$780,000	$775,203
Guam Government, “A”, 5.25%, 11/15/37	815,000	890,901
Guam Government, “A”, 6.75%, 11/15/29	85,000	104,122
Guam Government, “A”, 7%, 11/15/39	95,000	117,282
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/17	100,000	99,333
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/18	70,000	69,117
State of California, 5%, 8/01/34	2,200,000	2,418,768
State of California, 5.25%, 4/01/35	2,545,000	2,944,463
State of California, 6%, 11/01/39	3,000,000	3,572,490
State of California, 5.5%, 3/01/40	3,670,000	4,262,962
State of California, 5.25%, 11/01/40	2,775,000	3,235,345
		$18,489,986
General Obligations - Schools - 12.1%
Beaumont, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, AGM, 0%, 8/01/44	$4,600,000	$1,256,030
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/29	4,335,000	2,820,741
Chabot-Las Positas, CA, Community College (Election of 2004), “B”, AMBAC, 5%, 8/01/30	1,090,000	1,129,153
Colton, CA, Joint Union School District (Election of 2001), Capital Appreciation, “C”, FGIC, 0%, 2/01/32	1,000,000	423,880
Colton, CA, Joint Union School District (Election of 2001), Capital Appreciation, “C”, FGIC, 0%, 2/01/33	3,000,000	1,204,290

Issuer	Shares/Par	Value ($)
General Obligations - Schools - continued
Folsom Cordova, CA, Unified School District (Election of 2012), “A”, 5%, 10/01/38	$2,465,000	$2,759,469
Garvey, CA, School District (Election of 2004), Capital Appreciation, AGM, 0%, 8/01/31	2,120,000	1,106,216
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 8/01/45	870,000	479,683
Mendocino Lake, CA, Community College District Rev. (Election of 2006), Capital Appreciation, “B”, AGM, 0%, 8/01/32	1,570,000	790,150
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/33	500,000	232,480
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 8/01/28	1,440,000	908,194
Mount Diablo, CA, Unified School District (Election of 2010), Convertible Capital Appreciation, “A”, AGM, 0%, 8/01/30	3,000,000	2,512,080
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Capital Appreciation, 0%, 8/01/43	4,145,000	2,933,126
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 8/01/29	3,385,000	2,057,742
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/28	830,000	961,514
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/30	830,000	948,408
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/23	600,000	725,664
San Diego, CA, Community College District (Election of 2002), Capital Appreciation, 0%, 8/01/33	2,000,000	2,117,080
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/34	1,235,000	506,548
San Joaquin, CA, Delta Community College District (Election of 2004), Capital Appreciation, “B”, AGM, 0%, 8/01/18	2,350,000	2,264,766
San Jose, CA, Evergreen Community College District (Election of 2010), “A”, 5%, 8/01/41	1,235,000	1,395,550
San Mateo County, CA, Community College District (Election of 2001), Capital Appreciation, “A”, NATL, 0%, 9/01/21	4,300,000	3,895,284
Victor, CA, Elementary School District (Election of 2001), Capital Appreciation,“B”, 0%, 8/01/28	2,755,000	1,720,139
		$35,148,187
Healthcare Revenue - Hospitals - 12.6%
California Health Facilities Financing Authority Rev. (Balance Providence), 6.5%, 10/01/38	$1,720,000	$2,011,420

18

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “A”, 6%, 7/01/29	$1,500,000	$1,739,940
California Health Facilities Financing Authority Rev. (Children’s Hospital of Orange County), 6.25%, 11/01/29	2,000,000	2,363,780
California Health Facilities Financing Authority Rev. (Marshall Medical Center), 5%, 11/01/33	750,000	843,105
California Health Facilities Financing Authority Rev. (Providence Health & Services), “B”, 5.5%, 10/01/39	1,000,000	1,139,780
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 10/01/33	1,500,000	1,754,625
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 10/01/38 (Prerefunded 10/01/18)	30,000	35,083
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/29	165,000	181,152
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/28	205,000	226,259
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/44	415,000	445,361
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/30	85,000	92,978
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/35	315,000	341,536
California Statewide Communities Development Authority Rev. (Community Hospital of the Monterey Peninsula), 6%, 6/01/33	1,250,000	1,498,888
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 6.25%, 8/15/33	2,000,000	2,256,000
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 8/15/23	1,000,000	1,126,130
California Statewide Communities Development Authority Rev. (John Muir Health), 5.125%, 7/01/39	1,000,000	1,097,200
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/54	1,650,000	1,728,507
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 11/01/30	1,740,000	1,969,837
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 8/15/32	390,000	438,376
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 12/01/41	2,550,000	2,823,080
Madera County, CA, COP (Children’s Hospital Central California), 5.375%, 3/15/36	3,000,000	3,334,920
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/39	1,805,000	2,000,373

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 12/01/41	$1,000,000	$1,215,210
Santa Clara County, CA, Financing Authority Insured Rev. (El Camino Hospital), “B”, AMBAC, 5.125%, 2/01/41	2,550,000	2,764,761
Washington Township, CA, Health Care District Rev., “A”, 6.25%, 7/01/39	1,000,000	1,135,020
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 7/01/29	2,000,000	2,004,740
		$36,568,061
Healthcare Revenue - Long Term Care - 3.8%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/41	$850,000	$960,101
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 11/15/35	1,270,000	1,329,474
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/34	700,000	793,513
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/39	1,000,000	1,120,350
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/44	1,405,000	1,428,801
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/39	1,500,000	1,652,820
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 5/15/47	1,785,000	1,897,152
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 6%, 10/01/42	750,000	805,298
Eden Township, CA, Healthcare District, COP, 6.125%, 6/01/34	1,090,000	1,164,720
		$11,152,229
Miscellaneous Revenue - Entertainment & Tourism - 0.2%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 7/01/18 (n)	$470,000	$465,906

Miscellaneous Revenue - Other - 1.0%
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2/01/33	$1,340,000	$1,450,362
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	1,395,000	1,408,978
		$2,859,340
Port Revenue - 0.5%
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/31	$1,335,000	$1,480,115

19

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Single Family Housing - State - 3.1%
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2/01/30	$1,760,000	$1,775,083
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/23	2,000,000	2,054,380
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 8/01/26	1,500,000	1,506,150
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/33	3,240,000	3,480,926
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 8/01/38	245,000	249,344
		$9,065,883
State & Agency - Other - 0.3%
Pasadena, CA, COP, (Old Pasadena Parking Facilities Project), 6.25%, 1/01/18	$970,000	$1,028,578

State & Local Agencies - 6.4%
Banning, CA, COP, Water Systems Improvement Project, ETM, AMBAC, 8%, 1/01/19	$385,000	$421,182
California Public Works Board Lease Rev. (Judicial Council Projects), “A”, 5%, 3/01/28	2,120,000	2,472,429
California Public Works Board Lease Rev., Department of Education (Riverside Campus), 6%, 4/01/26	2,000,000	2,336,220
California Public Works Board Lease Rev., Department of General Services, 6.25%, 4/01/34	1,500,000	1,761,060
California Public Works Board Lease Rev., Department of Justice, “D”, 5.25%, 11/01/20	1,565,000	1,571,229
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.967%, 6/01/37	2,360,000	1,919,246
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 4.55%, 6/01/22	3,000,000	3,241,380
Oakland, CA, Joint Powers Financing Authority Rev., “A-1”, ASSD GTY, 5.25%, 1/01/17	1,375,000	1,455,204
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/31	1,000,000	1,142,090
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/32	550,000	625,103
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/30	500,000	575,705
San Diego, CA, Public Facilities Financing Authority Lease Rev. (Master Refunding Project), “A”, 5.25%, 3/01/40	1,000,000	1,129,640
		$18,650,488
Tax - Other - 0.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$445,000	$493,616
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	145,000	160,647
		$654,263

Issuer	Shares/Par	Value ($)
Tax Assessment - 13.3%
Concord, CA, Redevelopment Successor Agency Tax Allocation Refunding (Contra Costa County), BAM, 5%, 3/01/22	$520,000	$612,700
Elk Grove, CA, Finance Authority Special Tax Rev., 5%, 9/01/27	2,000,000	2,347,180
Fontana, CA, Redevelopment Agency Tax Allocation (Jurupa Hills Redevelopment Project), “A”, 5.5%, 10/01/27	3,350,000	3,399,647
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Central Glendale Redevelopment Project), 5.5%, 12/01/24	1,750,000	1,817,078
Huntington Beach, CA, Community Facilities District Special Tax (Grand Coast Resort), 5.125%, 9/01/31	1,000,000	1,101,580
Irvine, CA, Limited Obligation Improvement (Reassessment District #12-1), 5%, 9/02/23	340,000	396,525
Jurupa, CA, Community Facilities Services District, Special Tax (Eastvale Area District #31), “A”, 5%, 9/01/37	1,000,000	1,076,160
Lake Elsinore, CA, Public Financing Authority Rev., 5%, 9/01/35	1,000,000	1,070,470
Lee Lake, CA, Public Financing Authority Senior Lien Rev., “A”, 5.125%, 9/01/35	1,000,000	1,102,430
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/22	340,000	401,503
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/23	340,000	401,163
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. (Hollywood/North Hollywood Project), “A”, 5%, 7/01/21	2,300,000	2,714,299
North Natomas, CA, Community Facilities District Special Tax, “4-E”, 5.25%, 9/01/33	840,000	943,354
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/28	650,000	752,453
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/29	1,350,000	1,552,500
Rancho Cucamonga, CA, Community Facilities District Special Tax, 5.25%, 9/01/33	1,000,000	1,112,060
Rancho Cucamonga, CA, Redevelopment Agency Tax Allocation (Successor Agency to The), AGM, 5%, 9/01/32	2,625,000	3,008,801
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/30	2,215,000	2,535,621
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/31	1,095,000	1,245,497
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, AGM, 5%, 10/01/34	1,385,000	1,571,712

20

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Tax Assessment - continued
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “A”, AMBAC, 5.25%, 9/01/25	$2,360,000	$2,400,852
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “B”, AMBAC, 5.3%, 9/01/20	1,250,000	1,252,175
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.375%, 8/01/32	1,000,000	1,140,930
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.5%, 8/01/39	1,000,000	1,145,870
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/43	750,000	817,568
Santa Cruz County, CA, Redevelopment Agency Tax Allocation Rev., 5%, 9/01/22	1,360,000	1,624,330
Santa Cruz County, CA, Redevelopment Agency Tax Allocation Rev., 5%, 9/01/23	1,000,000	1,203,260
		$38,747,718
Tobacco - 2.4%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6%, 6/01/42	$1,080,000	$907,697
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 6/01/47	1,195,000	1,070,696
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	1,915,000	1,706,648
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	1,800,000	2,125,710
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	1,505,000	1,182,915
		$6,993,666
Toll Roads - 0.7%
Riverside County, CA, Transportation Commission, Toll Rev., “A”, 5.75%, 6/01/44	$1,680,000	$1,904,448

Universities - Colleges - 11.9%
California Educational Facilities Authority Rev., 5%, 2/01/17	$545,000	$570,501
California Educational Facilities Authority Rev., 5%, 2/01/26 (Prerefunded 2/01/17)	325,000	345,056
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/28	830,000	972,179
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 6%, 3/01/33	1,500,000	1,657,470
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 12/01/25	800,000	832,416
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 12/01/36	1,150,000	1,188,698

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
California Educational Facilities Authority Rev. (Pitzer College), 6%, 4/01/40	$3,000,000	$3,543,000
California Educational Facilities Authority Rev. (Santa Clara University), 5%, 4/01/31	1,060,000	1,241,811
California Educational Facilities Authority Rev. (Santa Clara University), 5%, 4/01/32	1,000,000	1,167,000
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/30	1,760,000	2,143,979
California Educational Facilities Authority Rev. (University of The Pacific), 5.25%, 11/01/29	1,265,000	1,438,305
California Educational Facilities Authority Rev., ETM, 5%, 2/01/17	140,000	148,522
California Municipal Finance Authority Rev. (Azusa Pacific University Project), “B”, 5%, 4/01/35	1,655,000	1,782,054
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/28	2,000,000	2,177,780
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.125%, 6/01/30	1,500,000	1,718,760
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/40	1,500,000	1,712,205
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 4/01/34	1,500,000	1,711,890
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 12/01/28 (Prerefunded 12/01/21)	2,125,000	2,568,126
California State University Rev., “A”, 5%, 11/01/24	2,130,000	2,505,732
California State University Rev., “A”, 5%, 11/01/30	3,320,000	3,913,981
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/43	1,270,000	1,287,856
		$34,627,321
Universities - Dormitories - 1.5%
California Municipal Finance Authority, Student Housing Rev. (Bowles Hall Foundation) “A”, 5%, 6/01/35	$225,000	$246,668
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/33	2,000,000	2,027,900
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 5/15/40	2,000,000	2,175,760
		$4,450,328
Universities - Secondary Schools - 2.1%
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/32	$825,000	$856,367
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/30	1,245,000	1,307,673

21

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Secondary Schools - continued
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/34	$530,000	$563,146
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/44	470,000	497,650
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.125%, 7/01/46	1,300,000	1,379,300
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 7/01/47	1,270,000	1,381,785
		$5,985,921
Utilities - Cogeneration - 0.1%
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/45	$350,000	$360,035

Utilities - Investor Owned - 0.7%
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 8/01/40	$2,000,000	$2,123,280

Utilities - Municipal Owned - 4.0%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/39	$230,000	$261,584
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/44	260,000	293,966
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 11/01/25	1,015,000	1,160,378
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 11/01/26	1,245,000	1,423,321
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/22	1,315,000	1,289,095
Sacramento, CA, Municipal Utility District Rev., “X”, 5%, 8/15/25	2,130,000	2,513,954
Tuolumne Wind Project Authority Rev. (Tuolomne Co.), “A”, 5.625%, 1/01/29	2,000,000	2,267,740
Vernon, CA, Electric System Rev., “A”, 5.5%, 8/01/41	2,130,000	2,397,933
		$11,607,971
Utilities - Other - 2.4%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/34	$1,750,000	$2,414,370
Long Beach, CA, Bond Finance Authority Natural Gas Purchase Rev., “A”, 5.25%, 11/15/22	2,210,000	2,563,666
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/33	1,655,000	1,894,263
		$6,872,299

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - 6.9%
California Department of Water Resources Rev. (Central Valley Project Water System), “AM”, 5%, 12/01/24	$3,500,000	$4,272,695
California Semitropic Water Storage Improvement Rev., “A”, ASSD GTYASSD GTY, 5%, 12/01/28	2,540,000	2,983,916
California Semitropic Water Storage Improvement Rev., “A”, ASSD GTYN, 5%, 12/01/27	460,000	544,787
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/40	525,000	574,392
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/29	410,000	455,510
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/35	410,000	447,917
Madera, CA, Irrigation Financing Authority Water Rev., 6.5%, 1/01/40	2,560,000	3,135,155
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/30	1,660,000	1,888,632
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/31	415,000	469,469
San Diego, CA, Public Facilities Financing Authority Sewer Rev., “A”, 5%, 5/15/28	350,000	395,199
Soquel Creek, CA, Water District, COP, 5%, 3/01/43	1,715,000	1,875,901
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/31	1,700,000	1,958,043
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/35	830,000	944,449
		$19,946,065
Total Municipal Bonds (Identified Cost, $262,041,051)		$285,408,369

Money Market Funds - 1.5%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	4,480,124	$4,480,124
Total Investments (Identified Cost, $266,521,175)		$289,888,493

Other Assets, Less Liabilities - 0.3%		834,890
Net Assets - 100.0%		$290,723,383

22

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 9/30/15

Futures Contracts at 9/30/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	47	$6,050,516	December - 2015	$(52,305)

At September 30, 2015, the fund had cash collateral of $63,450 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” in the Statements of Assets and Liabilities.

See Portfolio Footnotes and Notes to Financial Statements

23

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

MFS GEORGIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.6%

Issuer	Shares/Par	Value ($)
Airport Revenue - 2.4%
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/33	$1,000,000	$1,135,030
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	75,000	82,598
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	55,000	60,116
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	30,000	32,691
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	35,000	38,710
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	25,000	26,469
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	40,000	42,101
		$1,417,715
General Obligations - General Purpose - 9.7%
Atlanta & Fulton County, GA, Recreation Authority Park Improvement, “A”, 5%, 12/01/32	$500,000	$576,590
Atlanta, GA, Public Improvement Rev., 4.875%, 12/01/26	1,000,000	1,190,490
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/20	160,000	159,016
Guam Government, “A”, 5.25%, 11/15/37	100,000	109,313
Guam Government, “A”, 6.75%, 11/15/29	185,000	226,615
Guam Government, “A”, 7%, 11/15/39	25,000	30,864
Gwinnett County, GA, Development Authority Rev. (Civic & Cultural Center), 4%, 9/01/21	510,000	568,956
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “B”, 5%, 2/15/33	500,000	548,220
Lagrange-Troup County, GA, Hospital Authority Rev., 5.5%, 7/01/38	500,000	545,440
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/17	110,000	109,266
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/18	80,000	78,990
State of California, 6%, 11/01/39	420,000	500,149
State of Georgia, “E”, 5%, 7/01/16	500,000	518,005
Villa Rica, GA, Public Facilities Authority Rev. (Water and Sewerage Project), 5%, 3/01/39	500,000	565,615
		$5,727,529
General Obligations - Schools - 6.5%
Cherokee County, GA, School System, “A”, 5%, 8/01/21	$500,000	$594,891
Gwinnett County, GA, School District, 5%, 2/01/21	1,000,000	1,186,890

Issuer	Shares/Par	Value ($)
General Obligations - Schools - continued
Gwinnett County, GA, School District, 5%, 2/01/29	$1,000,000	$1,211,620
Jefferson, GA, School District, “A”, 5.25%, 2/01/29	500,000	579,850
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “B”, AGM, 0%, 8/01/36	660,000	268,686
		$3,841,937
Healthcare Revenue - Hospitals - 17.8%
Clarke County, GA, Hospital Authority Rev. (Athens Regional Medical Center Project), 5%, 1/01/32	$1,000,000	$1,119,870
Cobb County, GA, Kennestone Hospital Authority Rev. (Wellstar Health System, Inc.), “B”, AMBAC, 6.25%, 4/01/34	500,000	580,940
Dalton, GA, Development Authority Rev. (Hamilton Health Care System), 5%, 8/15/28	500,000	557,210
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/40	500,000	542,895
DeKalb County, GA, Private Hospital Authority Rev. Anticipation Certificates (Children’s Healthcare), 5.25%, 11/15/39	750,000	842,550
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	350,000	396,260
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare), “A”, 5.25%, 6/15/37	700,000	764,365
Georgia Medical Center Hospital Authority Rev. (Columbus Regional Healthcare System, Inc.), ASSD GTY, 6.5%, 8/01/38	300,000	335,619
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., 5.625%, 8/01/34 (Prerefunded 8/01/18)	675,000	764,708
Glynn-Brunswick, GA, Memorial Hospital Authority Rev. (Southeast Georgia Health System Project), 5%, 8/01/28	500,000	575,600
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Unrefunded Balance, 5.625%, 8/01/34	75,000	81,980
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44 (Prerefunded 8/15/19)	200,000	244,814
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	45,000	51,521
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	65,000	73,629
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	200,000	226,254

24

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	$135,000	$152,859
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/30	45,000	52,064
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	130,000	145,466
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/39	180,000	198,850
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 6/01/29	355,000	398,928
Richmond County, GA, Hospital Authority Rev. Anticipation Certificates (University Health Services, Inc. Project), 5.5%, 1/01/36	750,000	825,518
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital), 5.125%, 11/01/30	500,000	557,500
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital), 5.375%, 11/01/40	500,000	557,365
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39 (Prerefunded 2/15/19)	385,000	457,080
		$10,503,845
Healthcare Revenue - Long Term Care - 1.8%
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 7/01/37	$200,000	$201,798
Hall County and Gainesville, GA, Development Authority Retirement Community Rev. (ACTS Retirement), 6.625%, 11/15/39	200,000	226,058
Richmond County, GA, Development Authority Rev., Capital Appreciation, ETM, 0%, 12/01/21	225,000	202,664
Savannah, GA, Economic Development Authority Rev., Capital Appreciation, “C”, ETM, 0%, 12/01/21	500,000	450,365
		$1,080,885
Industrial Revenue - Environmental Services - 0.9%
Savannah, GA, Economic Development Authority, Solid Waste Disposal Rev. (Georgia Waste Management Project), “A”, 5.5%, 7/01/16	$500,000	$517,340

Industrial Revenue - Paper - 1.1%
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/34	$150,000	$154,832
Savannah, GA, Economic Development Pollution (Union Camp Corp.), 6.15%, 3/01/17	500,000	523,850
		$678,682

Issuer	Shares/Par	Value ($)
Miscellaneous Revenue - Other - 2.0%
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/20	$285,000	$326,490
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	75,000	78,653
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	110,000	114,913
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	300,000	303,006
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/28	310,000	332,605
		$1,155,667
Sales & Excise Tax Revenue - 1.4%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/30	$265,000	$307,893
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/36	170,000	186,769
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., “B”, AGM, 5%, 7/01/37	250,000	264,920
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 8/01/57	140,000	86,801
		$846,383
Single Family Housing - Local - 0.9%
Atlanta, GA, Urban Residential Financing Authority, Multifamily Housing Rev. (Ginnie Mae Collateralized - Amal Heights), GNMA, 4.9%, 5/20/40	$500,000	$536,120

Single Family Housing - State - 1.9%
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 8/01/26	$300,000	$301,230
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3.5%, 6/01/45	750,000	798,983
		$1,100,213
State & Agency - Other - 2.8%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 7/01/40	$500,000	$553,540
Floyd County, GA, Hospital Authority Rev. Anticipation Certificates (Floyd Medical Center Project), “B”, 5%, 7/01/32	1,000,000	1,108,490
		$1,662,030
State & Local Agencies - 2.7%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.967%, 6/01/37	$460,000	$374,090
Georgia Municipal Association, Inc. (Riverdale Public Purpose Project), ASSD GTY, 5.5%, 5/01/38	1,000,000	1,121,150
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/39	115,000	132,835
		$1,628,075

25

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Tax - Other - 1.6%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$75,000	$83,194
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	25,000	27,698
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/29	50,000	53,453
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/25	140,000	158,036
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/25	50,000	54,873
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/25	135,000	154,120
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 10/01/29	190,000	206,152
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 10/01/39	180,000	196,110
		$933,636
Tax Assessment - 0.5%
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 1/01/30	$150,000	$150,537
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 1/01/31	125,000	125,315
		$275,852
Tobacco - 1.4%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	$235,000	$277,523
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	90,000	69,569
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	335,000	263,307
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	840,000	211,789
		$822,188
Toll Roads - 0.9%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	$80,000	$99,324
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	60,000	72,759
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	120,000	135,524
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	190,000	206,217
		$513,824
Transportation - Special Tax - 0.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/28	$185,000	$183,796

Issuer	Shares/Par	Value ($)
Universities - Colleges - 19.1%
Athens, GA, Housing Authority Rev. (University of Georgia East Campus Funding), 5.25%, 6/15/35	$500,000	$559,015
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Convertible Capital Appreciation, 5%, 6/15/24	250,000	271,055
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Convertible Capital Appreciation, 5%, 6/15/31	250,000	270,715
Atkinson-Coffee County, GA, Joint Development Authority Rev. (SGC Real Estate Foundation LLC), ASSD GTY, 5.25%, 6/01/34	500,000	543,690
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 7/01/32	500,000	528,855
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 7/01/39	500,000	527,520
Bleckley-Dodge County, GA, Student Housing Facilities Rev. (Middle Georgia College), 5.25%, 7/01/38	500,000	542,390
Cobb County, GA, Development Authority, Dining Hall Lease Rev. (KSU Dining Hall), ASSD GTY, 5.75%, 7/15/39	1,000,000	1,107,060
Cobb County, GA, Development Authority, Sports & Recreation Facilities Lease Rev. (Kennesaw State University Foundation), AGM, 5%, 7/15/35	750,000	840,915
Dahlonega, GA, Downtown Development Authority Rev. (North Georgia PHD LLC), ASSD GTY, 5.25%, 7/01/34	500,000	555,585
Dekalb Newton & Gwinnett Counties, GA, Joint Development Authority Rev. (GGC Foundation LLC), 6%, 7/01/34	500,000	571,950
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), SYNCORA, 5%, 6/01/32	500,000	528,075
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 6/01/28	500,000	582,425
Georgia Higher Education Facilities Authority Rev., 6%, 6/15/34 (Prerefunded 6/15/18)	50,000	56,975
Georgia Higher Education Facilities Authority Rev., 6%, 6/15/34 (Prerefunded 8/15/19)	250,000	284,875
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/30	100,000	105,230
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/39	100,000	104,626
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	275,000	298,141
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/41	65,000	72,574
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), 5%, 6/01/24 (Prerefunded 6/01/19)	190,000	216,931

26

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), 5%, 6/01/24	$310,000	$350,436
Private Colleges & Universities, GA, Authority Rev. (Mercer University Project), 5%, 10/01/40	350,000	372,971
Private Colleges & Universities, GA, Authority Rev. (Mercer University), “C”, 5.25%, 10/01/27	350,000	393,936
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	25,000	21,326
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	45,000	38,142
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/31	55,000	50,206
Richmond County, GA, Development Authority Rev. (Georgia Regents University Academic Research Center Project), AGM, 5%, 12/15/32	325,000	372,161
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 6/15/39	500,000	542,925
Savannah, GA, Economic Development Authority Rev. (SSU Community Development I LLC Project), ASSD GTY, 5.5%, 6/15/35	500,000	568,925
		$11,279,630
Universities - Dormitories - 0.7%
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/30	$400,000	$435,844

Universities - Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/42	$75,000	$78,595

Utilities - Investor Owned - 0.3%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/29 (Put Date 8/01/16)	$160,000	$165,643

Utilities - Municipal Owned - 4.7%
Georgia Municipal Electric Authority Power Rev., “A”, NATL, 6.5%, 1/01/20	$855,000	$939,423
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “S”, 5%, 10/01/25	500,000	581,325
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “S”, 5%, 10/01/26	500,000	577,675
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	160,000	178,218

Issuer	Shares/Par	Value ($)
Utilities - Municipal Owned - continued
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/39	$50,000	$56,866
Guam Power Authority Rev., “A”, 5.5%, 10/01/40	260,000	285,425
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/44	60,000	67,838
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	100,000	115,036
		$2,801,806
Utilities - Other - 3.2%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/22	$910,000	$1,044,307
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 5%, 3/15/19	250,000	274,235
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	225,000	252,522
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/20	250,000	283,490
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	40,000	43,393
		$1,897,947
Water & Sewer Utility Revenue - 11.9%
Athens-Clarke County, GA, Unified Government Water & Sewer Rev, 5.625%, 1/01/33	$500,000	$575,210
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 8/01/21	385,000	456,652
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 8/01/28	800,000	919,912
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/31	1,000,000	1,165,590
DeKalb County, GA, Water & Sewer Rev., “B”, 5.25%, 10/01/25	1,000,000	1,252,360
Forsyth County, GA, Water & Sewer Authority Rev., 5%, 1/01/26	500,000	593,730
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/23	500,000	580,655
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/40	60,000	65,645
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/29	45,000	49,995
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/35	45,000	49,162
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2/01/27	1,000,000	1,260,370
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	15,000	16,376
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	10,000	10,948
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	20,000	21,787

27

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	$20,000	$21,571
		$7,039,963
Total Municipal Bonds (Identified Cost, $53,139,486)		$57,125,145

Money Market Funds - 2.4%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	1,453,747	$1,453,747
Total Investments (Identified Cost, $54,593,233)		$58,578,892

Other Assets, Less Liabilities - 1.0%		563,389
Net Assets - 100.0%		$59,142,281

See Portfolio Footnotes and Notes to Financial Statements

28

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

MFS MARYLAND MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.9%

Issuer	Shares/Par	Value ($)
Airport Revenue - 1.0%
Metropolitan Washington, DC, Airport Authority Rev., “A”, 5%, 10/01/39	$750,000	$850,013

General Obligations - General Purpose - 15.9%
Baltimore County, MD, Metropolitan District, “C”, 4%, 9/01/17	$2,000,000	$2,131,140
Baltimore County, MD, Public Improvement, 5%, 2/01/28	2,000,000	2,350,880
Baltimore, MD, Consolidated Public Improvement, “B”, 5%, 10/15/22	500,000	605,180
Guam Government, “A”, 6.75%, 11/15/29	70,000	85,747
Guam Government, “A”, 7%, 11/15/39	80,000	98,764
Montgomery County, MD, Consolidated Public Improvement, “A”, 5%, 11/01/26	1,000,000	1,233,290
Prince George’s County, MD, Consolidated Public Improvement, “A”, 5%, 9/15/30	1,500,000	1,752,480
State of California, 6%, 11/01/39	720,000	857,398
State of Maryland, 5%, 8/01/20 (Prerefunded 8/01/17)	3,500,000	3,779,405
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 5%, 6/01/21	500,000	596,475
		$13,490,759
Healthcare Revenue - Hospitals - 22.3%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	$590,000	$667,980
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44 (Prerefunded 8/15/19)	345,000	422,304
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	370,000	418,570
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	575,000	651,067
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	640,000	656,294
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), 5%, 7/01/40	1,000,000	1,071,170
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 7/01/39 (Prerefunded 7/01/19)	1,000,000	1,210,010
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll Hospital), “A”, 5%, 7/01/37	1,000,000	1,071,440
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/29	750,000	759,105
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), “A”, 5%, 5/15/26	250,000	283,975

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), “C”, 5%, 5/15/38	$330,000	$366,125
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health Issue), 5%, 7/01/28	750,000	865,358
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, AGM, 5.25%, 8/15/38	1,000,000	1,136,170
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), “A”, 5%, 8/15/41	505,000	551,278
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 7/01/42	750,000	789,908
Maryland Health & Higher Educational Facilities Authority Rev. (Meritus Medical Center), 5%, 7/01/27	500,000	566,360
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Medical Center), 5%, 7/01/36 (Prerefunded 7/01/16)	1,000,000	1,033,220
Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital), “A”, 5.5%, 7/01/16	410,000	411,829
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), AMBAC, 5%, 7/01/31	645,000	696,471
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “A”, 5%, 7/01/41	500,000	516,610
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 1/01/38	500,000	554,785
Maryland Health & Higher Educational Facilities Authority Rev. (Western Maryland Health System), 5.25%, 7/01/34	1,000,000	1,114,930
Maryland Industrial Development Authority, Economic Development Rev., RIBS, FRN, AGM, 11.207%, 8/26/22 (p)	850,000	1,009,001
Montgomery County, MD, Rev. (Trinity Health Corp.), 5%, 12/01/40	1,000,000	1,109,460
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	480,000	537,106
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 1/01/29 (Prerefunded 1/01/19)	415,000	486,260
		$18,956,786
Healthcare Revenue - Long Term Care - 2.5%
Gaithersburg, MD, Economic Development Rev. (Asbury Maryland Obligated Group), “A”, 5.125%, 1/01/36	$400,000	$405,664

29

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Long Term Care - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/41	$750,000	$833,303
Maryland Health & Higher Educational Facilities Authority Rev. (King Farm Presbyterian Community), “A”, 5.3%, 1/01/37	300,000	305,400
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	55,000	63,674
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	85,000	97,642
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/40	400,000	416,940
		$2,122,623
Healthcare Revenue - Other - 0.8%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/19	$115,000	$120,980
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/29	565,000	580,775
		$701,755
Industrial Revenue - Other - 0.6%
Maryland Economic Development Corp., Pollution Control Rev. (CNX Marine Terminals, Inc.), 5.75%, 9/01/25	$500,000	$502,095

Industrial Revenue - Paper - 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	$100,000	$121,845

Miscellaneous Revenue - Other - 2.4%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	$105,000	$110,114
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	160,000	167,146
Montgomery County, MD, Transportation Fund Lease Authority Rev., “A”, 5%, 11/01/36	750,000	855,848
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	455,000	459,559
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/28	450,000	482,814
		$2,075,481
Multi-Family Housing Revenue - 1.9%
Howard County, MD, Housing Commission Rev. (Columbia Commons Apartments), “A”, 5%, 6/01/44	$500,000	$536,300

Issuer	Shares/Par	Value ($)
Multi-Family Housing Revenue - continued
Maryland Community Development Administration, Department of Housing & Community Development, “A”, 5.875%, 7/01/16	$40,000	$40,134
Montgomery County, MD, Housing Opportunities Commission, Multifamily Rev., 5.125%, 7/01/37	1,000,000	1,064,220
		$1,640,654
Parking - 1.6%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AMBAC, 5%, 7/01/34	$1,385,000	$1,386,731

Port Revenue - 0.7%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 6/01/35	$550,000	$587,692

Sales & Excise Tax Revenue - 1.3%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	$435,000	$490,128
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/36	260,000	285,646
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/16	80,000	83,716
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	90,000	97,312
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/28 (Prerefunded 8/01/19)	5,000	5,815
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 8/01/40	265,000	165,630
		$1,128,247
Single Family Housing - State - 3.0%
Maryland Community Development Administration, Department of Housing & Community Development, 5%, 9/01/34	$1,500,000	$1,544,655
Montgomery County, MD, Housing Opportunities Commission (Single Family Mortgage Rev.), “B”, 4.55%, 7/01/26	1,000,000	1,003,030
		$2,547,685
State & Agency - Other - 3.5%
Howard County, MD, COP, “A”, 8%, 8/15/19	$805,000	$1,007,313
Howard County, MD, COP, “B”, 8%, 8/15/19	385,000	481,758
Howard County, MD, COP, “B”, 8.15%, 2/15/21	450,000	604,629
Howard County, MD, COP, “C”, 8%, 8/15/19	680,000	850,898
		$2,944,598
State & Local Agencies - 3.4%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.967%, 6/01/37	$665,000	$540,805
FYI Properties Lease Rev. (Washington State Project), 5.5%, 6/01/34	370,000	417,105

30

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/39	$180,000	$207,916
Maryland Department of Transportation, Port Administration Facilities Project, AMBAC, 5.25%, 6/15/20	1,690,000	1,745,888
		$2,911,714
Tax - Other - 2.1%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$325,000	$360,506
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	45,000	49,856
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/25	210,000	237,054
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/25	210,000	239,742
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 10/01/29	520,000	564,205
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 10/01/39	285,000	310,508
		$1,761,871
Tax Assessment - 4.4%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 7/01/40	$350,000	$370,510
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 7/01/40	300,000	317,601
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 7%, 9/01/38	400,000	428,060
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 7/01/36	236,000	237,366
Frederick County, MD, Special Obligation (Urbana Community Development Authority), “A”, 5%, 7/01/40	1,500,000	1,646,790
Howard County, MD, Special Obligation (Annapolis Junction Town Center Project), 6.1%, 2/15/44	230,000	245,341
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 7/01/34	500,000	500,335
		$3,746,003
Tobacco - 1.4%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	$215,000	$253,904
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	165,000	127,543
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	930,000	730,971
Virgin Islands Tobacco Settlement Financing Corp., 5%, 5/15/21	60,000	60,002
		$1,172,420

Issuer	Shares/Par	Value ($)
Transportation - Special Tax - 4.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 7/01/33	$1,365,000	$1,305,650
Maryland Department of Transportation, Consolidated Transportation Refunding Rev., 5%, 5/01/17	1,500,000	1,605,855
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 7/01/32	485,000	546,644
		$3,458,149
Universities - Colleges - 6.7%
Annapolis, MD, Economic Development Rev. (St. John’s College), 5.5%, 10/01/18	$70,000	$70,312
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), “A”, 5%, 7/01/34	500,000	556,170
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), “A”, 5%, 7/01/37	1,500,000	1,728,135
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art), 5%, 6/01/30	750,000	768,908
Maryland Health & Higher Educational Facilities Authority Rev. (Notre Dame College), 5%, 10/01/35	1,000,000	1,061,220
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 7/01/30	150,000	168,696
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 7/01/32	440,000	491,414
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	480,000	520,392
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	30,000	25,592
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	135,000	114,426
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/31	85,000	77,591
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/35	110,000	114,945
		$5,697,801
Universities - Dormitories - 3.8%
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, Baltimore Project), 5%, 7/01/31	$500,000	$537,925

31

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Dormitories - continued
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/27	$500,000	$539,615
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/30	300,000	318,477
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), 5%, 10/01/32	500,000	577,955
University System of Maryland, Auxiliary Facility & Tuition Rev., “D”, 5%, 10/01/22	1,000,000	1,214,610
		$3,188,582
Universities - Secondary Schools - 0.4%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41 (Prerefunded 8/15/19)	$265,000	$327,344

Utilities - Investor Owned - 1.2%
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), “B”, 2.55%, 12/01/25 (Put Date 6/01/20)	$750,000	$751,463
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/29 (Put Date 8/01/16)	275,000	284,699
		$1,036,162
Utilities - Municipal Owned - 0.9%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/24	$460,000	$544,806
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	185,000	212,817
		$757,623
Utilities - Other - 1.5%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	$400,000	$448,928
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	195,000	222,374
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	100,000	115,041
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/23	140,000	161,948
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/21	235,000	262,056
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	55,000	59,666
		$1,270,013

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - 10.4%
Baltimore, MD, Subordinate Refunding Rev. (Mayor and City Council of Baltimore Water Projects), “C”, 5%, 7/01/27	$1,015,000	$1,194,858
Baltimore, MD, Refunding Rev. (Mayor and City Council of Baltimore Water Projects), “B”, 5%, 7/01/42	1,320,000	1,478,875
Baltimore, MD, Rev., LEVRRS, FRN, NATL, 10.854%, 7/01/20 (p)	2,500,000	3,003,050
Baltimore, MD, Wastewater Rev. Project, “A”, NATL, 5.65%, 7/01/20	1,150,000	1,265,702
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/29	205,000	227,755
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/35	205,000	223,958
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	25,000	27,293
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	15,000	16,422
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	35,000	38,128
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	30,000	32,356
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/40	50,000	63,933
Montgomery County, MD, Water Quality Protection Charge Rev., “A”, 5%, 4/01/32	1,125,000	1,279,374
		$8,851,704
Total Municipal Bonds (Identified Cost, $78,322,264)		$83,236,350

Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	763,306	$763,306
Total Investments (Identified Cost, $79,085,570)		$83,999,656

Other Assets, Less Liabilities - 1.2%		990,849
Net Assets - 100.0%		$84,990,505

32

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 9/30/15

Futures Contracts at 9/30/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	14	$1,802,281	December - 2015	$(15,580)

At September 30, 2015, the fund had cash collateral of $18,900 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” in the Statements of Assets and Liabilities.

See Portfolio Footnotes and Notes to Financial Statements

33

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

MFS MASSACHUSETTS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.2%

Issuer	Shares/Par	Value ($)
Airport Revenue - 0.4%
Massachusetts Port Authority Rev., “A”, 5%, 7/01/27	$300,000	$363,390
Massachusetts Port Authority Rev., “A”, 5%, 7/01/28	400,000	482,984
		$846,374
General Obligations - General Purpose - 9.5%
Boston, MA, “B”, 4%, 4/01/21	$1,870,000	$2,124,563
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/23	1,000,000	1,242,130
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/28	2,225,000	2,867,981
Commonwealth of Massachusetts, “C”, NATL, 5.5%, 12/01/19	4,000,000	4,705,680
Commonwealth of Massachusetts, “C”, AMBAC, 5%, 8/01/32	4,815,000	5,200,585
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/20	610,000	606,249
Guam Government, “A”, 5.25%, 11/15/37	395,000	431,786
Guam Government, “A”, 6.75%, 11/15/29	685,000	839,098
Guam Government, “A”, 7%, 11/15/39	75,000	92,591
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/17	740,000	735,064
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/18	535,000	528,248
State of California, 6%, 11/01/39	1,555,000	1,851,741
		$21,225,716
General Obligations - Schools - 0.5%
San Marcos, CA, Unified School District (Election of 2010), Capital Appreciation, “C”, 0%, 8/01/38	$3,375,000	$1,109,025

Healthcare Revenue - Hospitals - 13.3%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	$1,315,000	$1,488,804
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	235,000	269,054
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	345,000	390,799
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	745,000	842,796
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	520,000	588,791
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	1,180,000	1,210,043

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Massachusetts Development Finance Agency Rev. (Baystate Medical Center), “N”, 5%, 7/01/44	$2,000,000	$2,194,340
Massachusetts Development Finance Agency Rev. (Children’s Hospital), “P”, 5%, 10/01/32	1,000,000	1,148,260
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/43	1,000,000	1,090,920
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), 5%, 7/01/32 (Prerefunded 7/01/17)	1,050,000	1,130,619
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), 5%, 7/01/32	950,000	1,009,594
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/32	1,000,000	1,206,680
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “I”, 5.75%, 7/01/36	500,000	562,620
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), 5.125%, 7/01/38	2,000,000	2,120,100
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.25%, 12/01/39	1,500,000	1,688,805
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.5%, 12/01/39	1,000,000	1,135,800
Massachusetts Health & Educational Facilities Authority Rev. (Dana Faber Cancer Institute), “K”, 5%, 12/01/37	2,000,000	2,182,040
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 10/01/18	815,000	815,228
Massachusetts Health & Educational Facilities Authority Rev. (Lahey Clinic), “D”, 5.25%, 8/15/37	1,550,000	1,629,593
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), “J-1”, 5%, 7/01/39	2,000,000	2,227,360
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), “J1”, 5%, 7/01/34	1,375,000	1,539,794
Massachusetts Health & Educational Facilities Authority Rev. (South Shore), 5.625%, 7/01/19	280,000	281,173
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 7/01/29	1,000,000	1,088,610
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/30	430,000	497,501

34

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/39	$655,000	$723,592
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/39	30,000	32,119
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29 (Prerefunded 7/01/19)	165,000	198,974
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39 (Prerefunded 7/01/19)	395,000	479,949
		$29,773,958
Healthcare Revenue - Long Term Care - 2.0%
Massachusetts Development Finance Agency First Mortgage Rev. (Berkshire Retirement Community), 5%, 7/01/31	$1,000,000	$1,113,360
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/37	500,000	517,210
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5.625%, 12/01/30	525,000	588,672
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/39	352,582	337,347
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/46	18,820	16,075
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/56	93,608	543
Massachusetts Development Finance Agency Rev. (Loomis Communities), “A”, 6%, 1/01/33	500,000	557,055
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/43	1,000,000	1,082,430
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/29	20,000	23,535
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/39	130,000	153,715
		$4,389,942
Human Services - 0.5%
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5.5%, 1/01/35	$1,200,000	$1,200,780

Industrial Revenue - Environmental Services - 0.7%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/42	$1,535,000	$1,538,531

Miscellaneous Revenue - Other - 9.3%
Martha’s Vineyard, MA, Land Bank Rev., BAM, 5%, 5/01/31	$400,000	$459,428
Massachusetts Development Finance Agency Rev., 5.5%, 9/01/20	1,205,000	1,366,699

Issuer	Shares/Par	Value ($)
Miscellaneous Revenue - Other - continued
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 4/01/37	$2,000,000	$2,292,360
Massachusetts Health & Educational Facilities Authority Rev., 5.5%, 6/01/34	1,500,000	1,646,295
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 7/01/30	3,500,000	3,979,675
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 7/01/40	1,700,000	1,916,529
Massachusetts Port Authority Facilities Rev. (Boston Fuel Project), FGIC, 5%, 7/01/24	2,000,000	2,112,500
Massachusetts Port Authority Special Facilities Rev. (Conrac Project), “A”, 5.125%, 7/01/41	3,000,000	3,274,740
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	1,190,000	1,201,924
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/40	2,185,000	2,503,289
		$20,753,439
Multi-Family Housing Revenue - 4.5%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 12/15/24	$1,185,000	$1,189,408
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 12/15/23	2,500,000	2,503,775
Massachusetts Housing Finance Agency Rev., “A”, FHA, 5.25%, 12/01/35	1,000,000	1,069,840
Massachusetts Housing Finance Agency Rev., “C”, 5.35%, 12/01/49	1,680,000	1,748,662
Massachusetts Housing Finance Agency, “B”, 5.25%, 12/01/30	685,000	717,832
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.75%, 12/01/30	1,425,000	1,528,697
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.875%, 12/01/32	1,190,000	1,269,016
		$10,027,230
Parking - 1.6%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/36	$3,000,000	$3,460,500

Sales & Excise Tax Revenue - 5.9%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	$985,000	$1,109,829
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/24	1,590,000	1,958,308
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/29	1,850,000	2,369,203

35

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/31	$2,000,000	$2,544,140
Massachusetts Bay Transportation Authority, Sales Tax Rev., Capital Appreciation, 0%, 7/01/34	4,000,000	1,699,000
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 8/15/32	2,000,000	2,115,660
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “A”, AMBAC, 4.5%, 8/15/35	950,000	996,056
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/28 (Prerefunded 8/01/19)	10,000	11,630
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 8/01/40	680,000	425,014
		$13,228,840
Single Family Housing - State - 1.5%
Massachusetts Housing Finance Agency, Single Family Housing Rev., “157”, 4.35%, 12/01/27	$235,000	$245,789
Massachusetts Housing Finance Agency, Single Family Housing Rev., “177”, 4%, 6/01/39	3,000,000	3,210,870
		$3,456,659
State & Local Agencies - 5.1%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.967%, 6/01/37	$1,400,000	$1,138,536
Massachusetts College Building Authority Project Rev., Capital Appreciation, “A”, SYNCORA, 0%, 5/01/22	8,310,000	7,209,091
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/31	275,000	318,324
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 5/01/32	760,000	875,786
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 5/01/49	1,680,000	1,879,819
		$11,421,556
Student Loan Revenue - 5.5%
Massachusetts Educational Financing Authority, “J”, 5.625%, 7/01/29	$1,595,000	$1,763,129
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/31	2,000,000	2,019,420
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/30	1,165,000	1,227,223
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 6%, 1/01/28	790,000	835,109
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/22	3,000,000	3,391,890

Issuer	Shares/Par	Value ($)
Student Loan Revenue - continued
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.15%, 1/01/26	$1,100,000	$1,128,215
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.2%, 1/01/27	520,000	533,952
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue E”, AMBAC, 5.3%, 1/01/16	45,000	45,184
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 4.5%, 7/01/24	1,350,000	1,426,532
		$12,370,654
Tax - Other - 1.9%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$260,000	$288,405
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	85,000	94,172
Massachusetts Special Obligation Dedicated Tax Rev., NATL, 5.5%, 1/01/23	1,585,000	1,940,959
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 10/01/29	600,000	671,130
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/25	545,000	615,212
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/25	540,000	616,480
		$4,226,358
Tobacco - 1.4%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 5/15/39	$400,000	$400,004
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	1,335,000	1,576,568
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	330,000	255,087
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	1,230,000	966,768
		$3,198,427
Toll Roads - 1.3%
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 1/01/32	$2,600,000	$2,916,394

Transportation - Special Tax - 0.1%
Massachusetts Bay Transportation Authority, Sales Tax Rev., ETM, “C”, 5.5%, 7/01/16	$200,000	$207,922

Universities - Colleges - 22.0%
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	$2,005,000	$2,187,375
Massachusetts Development Finance Agency Higher Education Rev. (Emerson College), “A”, 5%, 1/01/23	1,750,000	1,848,893
Massachusetts Development Finance Agency Rev. (Babson College), “A”, 5%, 10/01/26	500,000	603,630

36

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Massachusetts Development Finance Agency Rev. (Boston College), “R-1”, 5%, 7/01/24	$3,950,000	$4,568,096
Massachusetts Development Finance Agency Rev. (Boston University), “V-1”, 5%, 10/01/29	2,165,000	2,438,093
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/28	2,000,000	2,221,900
Massachusetts Development Finance Agency Rev. (New England Conservatory of Music), 5.25%, 7/01/38	2,000,000	2,240,060
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 10/01/26	2,250,000	2,606,445
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.125%, 7/01/40	1,000,000	1,051,730
Massachusetts Development Finance Agency Rev. (Wheelock College), “C”, 5.25%, 10/01/37	1,500,000	1,585,605
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College of Music), “A”, 5%, 10/01/27	905,000	968,920
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College of Music), “A”, 5%, 10/01/37	2,000,000	2,138,940
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 6/01/27	1,735,000	2,243,667
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 11/15/36	1,500,000	1,708,470
Massachusetts Health & Educational Facilities Authority Rev. (Lesley University), “A”, ASSD GTY, 5.25%, 7/01/39	1,000,000	1,113,080
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology) “M”, 5.25%, 7/01/21	2,000,000	2,419,280
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “A”, 5%, 7/01/38	750,000	807,308
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/28	1,000,000	1,300,620
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “A”, 5%, 10/01/35	1,500,000	1,690,155
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), MSQLF, 4.875%, 7/01/27	250,000	278,685
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 7/01/28	640,000	715,584
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 7/01/29	300,000	334,677
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/30	2,000,000	2,303,440

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 5/01/29	$2,000,000	$2,307,540
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/41	295,000	329,373
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	110,000	93,836
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	370,000	313,612
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/31	75,000	54,992
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/42	35,000	25,592
University of Massachusetts Building Authority Project Rev., “1”, 5%, 11/01/39	3,000,000	3,356,010
University of Massachusetts Building Authority Project Rev., “1”, 5%, 11/01/19	3,000,000	3,452,280
		$49,307,888
Universities - Secondary Schools - 5.5%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41 (Prerefunded 8/15/19)	$665,000	$821,448
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.375%, 9/01/31 (Prerefunded 9/01/17)	1,080,000	1,155,665
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.5%, 9/01/36 (Prerefunded 9/01/17)	1,000,000	1,072,440
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/31	1,015,000	1,131,055
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/30	500,000	559,320
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 4.75%, 5/01/32 (Prerefunded 5/01/17)	995,000	1,060,362
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 4.75%, 5/01/32	135,000	137,348
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/37 (Prerefunded 5/01/17)	1,760,000	1,882,549
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/37	240,000	244,718
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “A”, 6.375%, 7/01/30	905,000	999,600
Massachusetts Development Finance Agency Rev. (Milton Academy), “A”, 5%, 9/01/28	1,000,000	1,151,680

37

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Secondary Schools - continued
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/33	$2,000,000	$2,137,500
		$12,353,685
Utilities - Investor Owned - 0.5%
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/42 (Prerefunded 5/01/19)	$1,000,000	$1,166,020

Utilities - Municipal Owned - 0.5%
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	$590,000	$657,177
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/39	200,000	227,464
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/44	235,000	265,700
		$1,150,341
Utilities - Other - 1.0%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	$805,000	$903,460
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	405,000	461,854
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	210,000	241,586
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/21	480,000	535,262
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	160,000	173,573
		$2,315,735

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - 3.7%
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/40	$305,000	$333,694
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/27	1,280,000	1,653,133
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/33	2,000,000	2,576,060
Massachusetts Water Pollution Abatement Trust (MWRA Program), “A”, 5%, 8/01/32	75,000	75,275
Massachusetts Water Resources Authority, General Rev., “B”, 5.25%, 8/01/30	620,000	792,038
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 8/01/29	595,000	758,881
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 8/01/31	1,625,000	2,076,019
		$8,265,100
Total Municipal Bonds (Identified Cost, $198,820,615)		$219,911,074

Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	798,357	$798,357
Total Investments (Identified Cost, $199,618,972)		$220,709,431

Other Assets, Less Liabilities - 1.4%		3,231,347
Net Assets - 100.0%		$223,940,778

Derivative Contracts at 9/30/15

Futures Contracts at 9/30/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	38	$4,891,906	December - 2015	$(42,289)

At September 30, 2015, the fund had cash collateral of $51,300 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” in the Statements of Assets and Liabilities.

See Portfolio Footnotes and Notes to Financial Statements

38

Portfolio of Investments (unaudited) – continued

Portfolio Footnotes:

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities for the MFS California Municipal Bond Fund was $465,906, representing 0.2% of net assets.
(p)	Primary inverse floater.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LOC	Letter of Credit
Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	LEVRRS	Leveraged Reverse Rate Security
AMBAC	AMBAC Indemnity Corp.	RIBS	Residual Interest Bonds
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
MSQLF	Michigan Student Qualified Loan Fund
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See Notes to Financial Statements

39

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 9/30/15 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	Alabama Fund	Arkansas Fund	California Fund
Assets
Investments
Non-affiliated issuers, at identified cost	$47,325,050	$156,244,905	$262,041,051
Underlying affiliated funds, at cost and net asset value	863,951	139,679	4,480,124
Total investments, at identified cost	$48,189,001	$156,384,584	$266,521,175
Unrealized appreciation (depreciation)	3,636,415	7,653,307	23,367,318
Total investments, at value	$51,825,416	$164,037,891	$289,888,493
Deposits with brokers	—	—	63,450
Receivables for
Daily variation margin on open futures contracts	—	—	3,672
Investments sold	30,000	20,243	111,513
Fund shares sold	—	623	260,428
Interest	607,871	2,169,694	3,569,547
Receivable from investment adviser	4,913	—	—
Other assets	69	158	235
Total assets	$52,468,269	$166,228,609	$293,897,338

Liabilities
Payables for
Distributions	$23,932	$39,875	$150,407
Investments purchased	—	—	2,343,387
Fund shares reacquired	43,197	218,458	483,865
Payable to affiliates
Investment adviser	—	3,216	5,606
Shareholder servicing costs	25,853	92,817	138,025
Distribution and service fees	596	2,944	3,694
Payable for independent Trustees’ compensation	2,811	2,685	8,767
Accrued expenses and other liabilities	31,796	41,386	40,204
Total liabilities	$128,185	$401,381	$3,173,955
Net assets	$52,340,084	$165,827,228	$290,723,383

Net assets consist of
Paid-in capital	$50,137,111	$163,127,727	$277,849,333
Unrealized appreciation (depreciation) on investments	3,636,415	7,653,307	23,315,013
Accumulated net realized gain (loss) on investments	(1,526,045)	(5,278,926)	(10,790,386)
Undistributed net investment income	92,603	325,120	349,423
Net assets	$52,340,084	$165,827,228	$290,723,383

40

Statements of Assets and Liabilities (unaudited) – continued

	Alabama Fund	Arkansas Fund	California Fund
Net Assets
Class A	$51,661,584	$159,114,076	$257,333,848
Class B	678,500	6,713,152	2,872,282
Class C	—	—	30,517,253
Total net assets	$52,340,084	$165,827,228	$290,723,383

Shares of beneficial interest outstanding
Class A	4,983,789	15,991,147	42,945,651
Class B	65,441	674,047	479,210
Class C	—	—	5,075,491
Total shares of beneficial interest outstanding	5,049,230	16,665,194	48,500,352

Class A shares
Net asset value per share
(net assets / shares of beneficial interest outstanding)	$10.37	$9.95	$5.99
Offering price per share (100 / 95.75 x net asset value per share)	$10.83	$10.39	$6.26

Class B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$10.37	$9.96	$5.99

Class C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$—	$—	$6.01

On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

41

Statements of Assets and Liabilities (unaudited) – continued

At 9/30/15	Georgia Fund	Maryland Fund	Massachusetts Fund
Assets
Investments
Non-affiliated issuers, at identified cost	$53,139,486	$78,322,264	$198,820,615
Underlying affiliated funds, at cost and net asset value	1,453,747	763,306	798,357
Total investments, at identified cost	$54,593,233	$79,085,570	$199,618,972
Unrealized appreciation (depreciation)	3,985,659	4,914,086	21,090,459
Total investments, at value	$58,578,892	$83,999,656	$220,709,431
Cash	—	1,017	—
Deposits with brokers	—	18,900	51,300
Receivables for
Daily variation margin on open futures contracts	—	1,094	2,969
Investments sold	—	20,000	847,900
Fund shares sold	5,811	66,557	29,195
Interest	721,429	1,083,252	2,896,671
Receivable from investment adviser	3,419	9,375	—
Receivable from distributor	—	—	7,325
Other assets	73	93	185
Total assets	$59,309,624	$85,199,944	$224,544,976

Liabilities
Payables for
Distributions	$22,259	$48,885	$106,781
Fund shares reacquired	81,397	85,868	335,911
Payable to affiliates
Investment adviser	—	—	4,331
Shareholder servicing costs	27,268	37,692	107,851
Distribution and service fees	785	787	—
Payable for independent Trustees’ compensation	3,192	5,650	5,672
Accrued expenses and other liabilities	32,442	30,557	43,652
Total liabilities	$167,343	$209,439	$604,198
Net assets	$59,142,281	$84,990,505	$223,940,778

Net assets consist of
Paid-in capital	$56,889,027	$82,868,374	$209,260,106
Unrealized appreciation (depreciation) on investments	3,985,659	4,898,506	21,048,170
Accumulated net realized gain (loss) on investments	(1,772,378)	(3,023,061)	(6,554,595)
Undistributed net investment income	39,973	246,686	187,097
Net assets	$59,142,281	$84,990,505	$223,940,778

42

Statements of Assets and Liabilities (unaudited) – continued

	Georgia Fund	Maryland Fund	Massachusetts Fund
Net Assets
Class A	$57,789,098	$82,851,853	$220,696,132
Class B	1,353,183	2,138,652	3,244,646
Total net assets	$59,142,281	$84,990,505	$223,940,778

Shares of beneficial interest outstanding
Class A	5,308,510	7,550,925	19,572,112
Class B	123,844	194,999	287,231
Total shares of beneficial interest outstanding	5,432,354	7,745,924	19,859,343

Class A shares
Net asset value per share
(net assets / shares of beneficial interest outstanding)	$10.89	$10.97	$11.28
Offering price per share (100 / 95.75 x net asset value per share)	$11.37	$11.46	$11.78

Class B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$10.93	$10.97	$11.30

On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

See Notes to Financial Statements

43

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 9/30/15 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	Alabama Fund	Arkansas Fund	California Fund
Net investment income
Interest	$1,174,650	$3,479,696	$6,643,430
Dividends from underlying affiliated funds	379	1,102	3,577
Total investment income	$1,175,029	$3,480,798	$6,647,007
Expenses
Management fee	$118,573	$383,073	$647,100
Distribution and service fees	68,526	238,770	485,405
Shareholder servicing costs	22,208	76,940	121,519
Administrative services fee	8,959	18,083	27,194
Independent Trustees’ compensation	1,690	2,965	6,293
Custodian fee	9,152	18,157	22,540
Shareholder communications	3,192	5,691	7,168
Audit and tax fees	25,437	25,457	25,477
Legal fees	3,786	2,290	5,251
Registration fees	14,749	15,360	20,505
Miscellaneous	6,742	8,805	9,619
Total expenses	$283,014	$795,591	$1,378,071
Reduction of expenses by investment adviser and distributor	(35,798)	(133,674)	(204,332)
Net expenses	$247,216	$661,917	$1,173,739
Net investment income	$927,813	$2,818,881	$5,473,268

Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)	$172,101	$260,282	$603,148
Change in unrealized appreciation (depreciation)
Investments	$(728,919)	$(2,144,698)	$(3,401,801)
Futures contracts	—	—	(52,305)
Net unrealized gain (loss) on investments	$(728,919)	$(2,144,698)	$(3,454,106)
Net realized and unrealized gain (loss) on investments	$(556,818)	$(1,884,416)	$(2,850,958)
Change in net assets from operations	$370,995	$934,465	$2,622,310

See Notes to Financial Statements

44

Statements of Operations (unaudited) – continued

Six months ended 9/30/15	Georgia Fund	Maryland Fund	Massachusetts Fund
Net investment income
Interest	$1,274,236	$1,934,493	$5,037,229
Dividends from underlying affiliated funds	651	665	1,989
Total investment income	$1,274,887	$1,935,158	$5,039,218
Expenses
Management fee	$134,127	$194,000	$509,652
Distribution and service fees	80,084	116,280	296,832
Shareholder servicing costs	24,520	36,259	95,094
Administrative services fee	9,495	11,561	22,451
Independent Trustees’ compensation	1,697	2,067	6,166
Custodian fee	11,873	12,320	20,344
Shareholder communications	3,541	4,619	6,778
Audit and tax fees	25,438	25,443	25,467
Legal fees	1,250	4,372	1,966
Registration fees	13,799	14,414	14,702
Miscellaneous	7,479	7,382	8,965
Total expenses	$313,303	$428,717	$1,008,417
Reduction of expenses by investment adviser and distributor	(24,946)	(29,189)	(29,884)
Net expenses	$288,357	$399,528	$978,533
Net investment income	$986,530	$1,535,630	$4,060,685

Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)	$74,369	$(16,993)	$899,453
Change in unrealized appreciation (depreciation)
Investments	$(823,201)	$(1,254,962)	$(3,473,143)
Futures contracts	—	(15,580)	(42,289)
Net unrealized gain (loss) on investments	$(823,201)	$(1,270,542)	$(3,515,432)
Net realized and unrealized gain (loss) on investments	$(748,832)	$(1,287,535)	$(2,615,979)
Change in net assets from operations	$237,698	$248,095	$1,444,706

See Notes to Financial Statements

45

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 9/30/15 (unaudited)	Alabama Fund	Arkansas Fund	California Fund
Change in net assets

From operations
Net investment income	$927,813	$2,818,881	$5,473,268
Net realized gain (loss) on investments	172,101	260,282	603,148
Net unrealized gain (loss) on investments	(728,919)	(2,144,698)	(3,454,106)
Change in net assets from operations	$370,995	$934,465	$2,622,310

Distributions declared to shareholders
From net investment income	$(958,131)	$(2,541,538)	$(5,184,144)
Change in net assets from fund share transactions	$(838,188)	$(8,908,174)	$3,361,823
Total change in net assets	$(1,425,324)	$(10,515,247)	$799,989

Net assets
At beginning of period	53,765,408	176,342,475	289,923,394
At end of period	$52,340,084	$165,827,228	$290,723,383
Undistributed net investment income included in net assets at end of period	$92,603	$325,120	$349,423

Six months ended 9/30/15 (unaudited)	Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets

From operations
Net investment income	$986,530	$1,535,630	$4,060,685
Net realized gain (loss) on investments	74,369	(16,993)	899,453
Net unrealized gain (loss) on investments	(823,201)	(1,270,542)	(3,515,432)
Change in net assets from operations	$237,698	$248,095	$1,444,706

Distributions declared to shareholders
From net investment income	$(995,133)	$(1,480,519)	$(3,911,422)
Change in net assets from fund share transactions	$(950,780)	$(2,539,448)	$(6,463,096)
Total change in net assets	$(1,708,215)	$(3,771,872)	$(8,929,812)

Net assets
At beginning of period	60,850,496	88,762,377	232,870,590
At end of period	$59,142,281	$84,990,505	$223,940,778
Undistributed net investment income included in net assets at end of period	$39,973	$246,686	$187,097

See Notes to Financial Statements

46

Statements of Changes in Net Assets – continued

Year ended 3/31/15	Alabama Fund	Arkansas Fund	California Fund
Change in net assets

From operations
Net investment income	$1,965,969	$5,814,403	$10,274,914
Net realized gain (loss) on investments	14,707	(632,981)	265,277
Net unrealized gain (loss) on investments	1,815,171	7,366,730	13,411,356
Change in net assets from operations	$3,795,847	$12,548,152	$23,951,547

Distributions declared to shareholders
From net investment income	$(1,878,994)	$(5,567,787)	$(9,990,733)
Change in net assets from fund share transactions	$(2,060,613)	$(10,461,451)	$10,864,383
Total change in net assets	$(143,760)	$(3,481,086)	$24,825,197

Net assets
At beginning of period	53,909,168	179,823,561	265,098,197
At end of period	$53,765,408	$176,342,475	$289,923,394
Undistributed net investment income included in net assets at end of period	$122,921	$47,777	$60,299

Year ended 3/31/15	Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets

From operations
Net investment income	$2,031,769	$3,156,124	$8,497,714
Net realized gain (loss) on investments	(65,881)	36,378	352,543
Net unrealized gain (loss) on investments	2,414,998	3,006,373	9,461,124
Change in net assets from operations	$4,380,886	$6,198,875	$18,311,381

Distributions declared to shareholders
From net investment income	$(1,926,156)	$(3,089,520)	$(8,132,556)
Change in net assets from fund share transactions	$(2,375,037)	$(6,961,836)	$(13,380,714)
Total change in net assets	$79,693	$(3,852,481)	$(3,201,889)

Net assets
At beginning of period	60,770,803	92,614,858	236,072,479
At end of period	$60,850,496	$88,762,377	$232,870,590
Undistributed net investment income included in net assets at end of period	$48,576	$191,575	$37,834

See Notes to Financial Statements

47

Financial Statements

FINANCIAL HIGHLIGHTS

MFS ALABAMA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/15 (unaudited)		Years ended 3/31
			2015	2014	2013	2012	2011
Class A
Net asset value, beginning of period	$10.48		$10.11	$10.70	$10.50	$9.72	$10.25

Income (loss) from investment operations
Net investment income (d)	$0.18		$0.38	$0.40	$0.40	$0.41	$0.42
Net realized and unrealized gain (loss) on investments	(0.10)		0.36	(0.60)	0.19	0.77	(0.54)
Total from investment operations	$0.08		$0.74	$(0.20)	$0.59	$1.18	$(0.12)

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.37)	$(0.39)	$(0.39)	$(0.40)	$(0.41)
From net realized gain on investments	—		—	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.19)		$(0.37)	$(0.39)	$(0.39)	$(0.40)	$(0.41)
Net asset value, end of period (x)	$10.37		$10.48	$10.11	$10.70	$10.50	$9.72
Total return (%) (r)(s)(t)(x)	0.77	(n)	7.37	(1.83)	5.63	12.30	(1.21)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.09	1.05	0.96	0.99	0.97
Expenses after expense reductions (f)	0.93	(a)	0.93	0.93	0.93	0.93	0.93
Net investment income	3.53	(a)	3.69	3.94	3.74	4.01	4.12
Portfolio turnover	5	(n)	22	15	10	21	20
Net assets at end of period (000 omitted)	$51,662		$53,140	$53,245	$70,432	$69,887	$70,582

See Notes to Financial Statements

48

Financial Highlights – continued

MFS ALABAMA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/15 (unaudited)		Years ended 3/31
			2015	2014	2013	2012	2011
Class B
Net asset value, beginning of period	$10.48		$10.11	$10.70	$10.50	$9.72	$10.24

Income (loss) from investment operations
Net investment income (d)	$0.14		$0.30	$0.32	$0.32	$0.33	$0.34
Net realized and unrealized gain (loss) on investments	(0.10)		0.36	(0.60)	0.19	0.77	(0.52)
Total from investment operations	$0.04		$0.66	$(0.28)	$0.51	$1.10	$(0.18)

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.29)	$(0.31)	$(0.31)	$(0.32)	$(0.34)
From net realized gain on investments	—		—	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.15)		$(0.29)	$(0.31)	$(0.31)	$(0.32)	$(0.34)
Net asset value, end of period (x)	$10.37		$10.48	$10.11	$10.70	$10.50	$9.72
Total return (%) (r)(s)(t)(x)	0.39	(n)	6.57	(2.56)	4.85	11.47	(1.84)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.82	(a)	1.84	1.80	1.71	1.74	1.72
Expenses after expense reductions (f)	1.68	(a)	1.68	1.68	1.68	1.68	1.68
Net investment income	2.77	(a)	2.92	3.18	2.99	3.28	3.37
Portfolio turnover	5	(n)	22	15	10	21	20
Net assets at end of period (000 omitted)	$679		$626	$664	$1,133	$1,826	$3,179
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

49

Financial Highlights – continued

MFS ARKANSAS MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/15 (unaudited)		Years ended 3/31
			2015	2014	2013	2012	2011
Class A
Net asset value, beginning of period	$10.04		$9.66	$10.23	$10.17	$9.49	$9.95

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.32	$0.34	$0.37	$0.38	$0.41
Net realized and unrealized gain (loss) on investments	(0.11)		0.37	(0.58)	0.05	0.68	(0.47)
Total from investment operations	$0.06		$0.69	$(0.24)	$0.42	$1.06	$(0.06)

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.31)	$(0.33)	$(0.36)	$(0.38)	$(0.40)
From net realized gain on investments	—		—	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.15)		$(0.31)	$(0.33)	$(0.36)	$(0.38)	$(0.40)
Net asset value, end of period (x)	$9.95		$10.04	$9.66	$10.23	$10.17	$9.49
Total return (%) (r)(s)(t)(x)	0.61	(n)	7.21	(2.32)	4.10	11.34	(0.62)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.90	0.89	0.86	0.87	0.87
Expenses after expense reductions (f)	0.75	(a)	0.74	0.74	0.71	0.72	0.72
Net investment income	3.34	(a)	3.25	3.48	3.59	3.86	4.20
Portfolio turnover	7	(n)	20	19	16	12	20
Net assets at end of period (000 omitted)	$159,114		$169,354	$172,590	$232,510	$213,736	$178,685

See Notes to Financial Statements

50

Financial Highlights – continued

MFS ARKANSAS MUNICIPAL BOND FUND – continued

	Six months ended 9/30/15 (unaudited)		Years ended 3/31
			2015	2014	2013	2012	2011
Class B
Net asset value, beginning of period	$10.05		$9.67	$10.24	$10.18	$9.50	$9.96

Income (loss) from investment operations
Net investment income (d)	$0.13		$0.25	$0.26	$0.29	$0.31	$0.33
Net realized and unrealized gain (loss) on investments	(0.11)		0.36	(0.58)	0.04	0.67	(0.47)
Total from investment operations	$0.02		$0.61	$(0.32)	$0.33	$0.98	$(0.14)

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.23)	$(0.25)	$(0.27)	$(0.30)	$(0.32)
From net realized gain on investments	—		—	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.11)		$(0.23)	$(0.25)	$(0.27)	$(0.30)	$(0.32)
Net asset value, end of period (x)	$9.96		$10.05	$9.67	$10.24	$10.18	$9.50
Total return (%) (r)(s)(t)(x)	0.22	(n)	6.40	(3.06)	3.29	10.47	(1.43)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.65	1.64	1.61	1.62	1.62
Expenses after expense reductions (f)	1.51	(a)	1.50	1.51	1.50	1.49	1.53
Net investment income	2.58	(a)	2.49	2.71	2.80	3.08	3.37
Portfolio turnover	7	(n)	20	19	16	12	20
Net assets at end of period (000 omitted)	$6,713		$6,989	$7,234	$9,435	$8,749	$7,816
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

51

Financial Highlights – continued

MFS CALIFORNIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/15 (unaudited)		Years ended 3/31
			2015	2014	2013	2012	2011
Class A
Net asset value, beginning of period	$6.05		$5.74	$6.05	$5.84	$5.23	$5.56

Income (loss) from investment operations
Net investment income (d)	$0.12		$0.23	$0.24	$0.23	$0.24	$0.26
Net realized and unrealized gain (loss) on investments	(0.07)		0.30	(0.32)	0.21	0.61	(0.34)
Total from investment operations	$0.05		$0.53	$(0.08)	$0.44	$0.85	$(0.08)

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.22)	$(0.23)	$(0.23)	$(0.24)	$(0.25)
Net asset value, end of period (x)	$5.99		$6.05	$5.74	$6.05	$5.84	$5.23
Total return (%) (r)(s)(t)(x)	0.86	(n)	9.38	(1.20)	7.59	16.48	(1.53)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.87	0.87	0.85	0.86	0.85
Expenses after expense reductions (f)	0.71	(a)	0.72	0.72	0.70	0.71	0.70
Net investment income	3.91	(a)	3.82	4.17	3.90	4.26	4.79
Portfolio turnover	10	(n)	24	26	20	35	24
Net assets at end of period (000 omitted)	$257,334		$255,482	$232,451	$288,367	$277,271	$263,306

	Six months ended 9/30/15 (unaudited)		Years ended 3/31
			2015	2014	2013	2012	2011
Class B
Net asset value, beginning of period	$6.05		$5.74	$6.05	$5.84	$5.23	$5.57

Income (loss) from investment operations
Net investment income (d)	$0.09		$0.18	$0.19	$0.19	$0.20	$0.22
Net realized and unrealized gain (loss) on investments	(0.06)		0.31	(0.31)	0.20	0.60	(0.35)
Total from investment operations	$0.03		$0.49	$(0.12)	$0.39	$0.80	$(0.13)

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.18)	$(0.19)	$(0.18)	$(0.19)	$(0.21)
Net asset value, end of period (x)	$5.99		$6.05	$5.74	$6.05	$5.84	$5.23
Total return (%) (r)(s)(t)(x)	0.47	(n)	8.55	(1.96)	6.75	15.60	(2.46)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.62	1.62	1.60	1.61	1.60
Expenses after expense reductions (f)	1.48	(a)	1.48	1.49	1.48	1.47	1.47
Net investment income	3.15	(a)	3.07	3.40	3.12	3.51	4.01
Portfolio turnover	10	(n)	24	26	20	35	24
Net assets at end of period (000 omitted)	$2,872		$3,535	$3,976	$5,176	$5,640	$6,769

See Notes to Financial Statements

52

Financial Highlights – continued

MFS CALIFORNIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/15 (unaudited)		Years ended 3/31
			2015	2014	2013	2012	2011
Class C
Net asset value, beginning of period	$6.07		$5.76	$6.07	$5.86	$5.25	$5.58

Income (loss) from investment operations
Net investment income (d)	$0.09		$0.17	$0.19	$0.18	$0.19	$0.21
Net realized and unrealized gain (loss) on investments	(0.07)		0.31	(0.32)	0.20	0.61	(0.34)
Total from investment operations	$0.02		$0.48	$(0.13)	$0.38	$0.80	$(0.13)

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.17)	$(0.18)	$(0.17)	$(0.19)	$(0.20)
Net asset value, end of period (x)	$6.01		$6.07	$5.76	$6.07	$5.86	$5.25
Total return (%) (r)(s)(t)(x)	0.40	(n)	8.37	(2.08)	6.60	15.38	(2.41)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.62	1.62	1.60	1.61	1.60
Expenses after expense reductions (f)	1.61	(a)	1.62	1.62	1.60	1.61	1.60
Net investment income	3.00	(a)	2.91	3.26	2.99	3.34	3.87
Portfolio turnover	10	(n)	24	26	20	35	24
Net assets at end of period (000 omitted)	$30,517		$30,907	$28,672	$35,120	$33,626	$30,393
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

53

Financial Highlights – continued

MFS GEORGIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/15 (unaudited)		Years ended 3/31
			2015	2014	2013	2012	2011
Class A
Net asset value, beginning of period	$11.02		$10.58	$11.18	$10.96	$10.08	$10.59

Income (loss) from investment operations
Net investment income (d)	$0.18		$0.37	$0.38	$0.38	$0.41	$0.44
Net realized and unrealized gain (loss) on investments	(0.13)		0.42	(0.62)	0.21	0.88	(0.52)
Total from investment operations	$0.05		$0.79	$(0.24)	$0.59	$1.29	$(0.08)

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.35)	$(0.36)	$(0.37)	$(0.41)	$(0.43)
Net asset value, end of period (x)	$10.89		$11.02	$10.58	$11.18	$10.96	$10.08
Total return (%) (r)(s)(t)(x)	0.49	(n)	7.53	(2.09)	5.38	12.98	(0.84)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.04	1.01	0.96	1.02	1.02
Expenses after expense reductions (f)	0.95	(a)	0.95	0.95	0.95	0.95	0.98
Net investment income	3.33	(a)	3.37	3.54	3.41	3.89	4.16
Portfolio turnover	7	(n)	16	15	14	19	22
Net assets at end of period (000 omitted)	$57,789		$59,289	$59,068	$80,336	$69,093	$57,878

See Notes to Financial Statements

54

Financial Highlights – continued

MFS GEORGIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/15 (unaudited)		Years ended 3/31
			2015	2014	2013	2012	2011
Class B
Net asset value, beginning of period	$11.06		$10.62	$11.22	$11.00	$10.12	$10.63

Income (loss) from investment operations
Net investment income (d)	$0.14		$0.29	$0.29	$0.30	$0.33	$0.36
Net realized and unrealized gain (loss) on investments	(0.13)		0.42	(0.61)	0.20	0.88	(0.52)
Total from investment operations	$0.01		$0.71	$(0.32)	$0.50	$1.21	$(0.16)

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.27)	$(0.28)	$(0.28)	$(0.33)	$(0.35)
Net asset value, end of period (x)	$10.93		$11.06	$10.62	$11.22	$11.00	$10.12
Total return (%) (r)(s)(t)(x)	0.11	(n)	6.70	(2.81)	4.57	12.09	(1.58)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78	(a)	1.78	1.76	1.70	1.78	1.77
Expenses after expense reductions (f)	1.70	(a)	1.70	1.70	1.70	1.70	1.72
Net investment income	2.57	(a)	2.61	2.76	2.64	3.14	3.39
Portfolio turnover	7	(n)	16	15	14	19	22
Net assets at end of period (000 omitted)	$1,353		$1,561	$1,702	$2,382	$1,952	$2,385
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

55

Financial Highlights – continued

MFS MARYLAND MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/15 (unaudited)		Years ended 3/31
			2015	2014	2013	2012	2011
Class A
Net asset value, beginning of period	$11.13		$10.76	$11.47	$11.34	$10.45	$10.93

Income (loss) from investment operations
Net investment income (d)	$0.20		$0.38	$0.42	$0.46	$0.46	$0.46
Net realized and unrealized gain (loss) on investments	(0.17)		0.36	(0.73)	0.09	0.88	(0.49)
Total from investment operations	$0.03		$0.74	$(0.31)	$0.55	$1.34	$(0.03)

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.37)	$(0.40)	$(0.42)	$(0.45)	$(0.45)
From net realized gain on investments	—		—	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.19)		$(0.37)	$(0.40)	$(0.42)	$(0.45)	$(0.45)
Net asset value, end of period (x)	$10.97		$11.13	$10.76	$11.47	$11.34	$10.45
Total return (%) (r)(s)(t)(x)	0.28	(n)	6.99	(2.66)	4.86	13.01	(0.35)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	0.97	0.96	0.92	0.94	0.94
Expenses after expense reductions (f)	0.91	(a)	0.95	0.95	0.92	0.94	0.94
Net investment income	3.58	(a)	3.46	3.85	4.00	4.16	4.20
Portfolio turnover	6	(n)	18	21	23	13	14
Net assets at end of period (000 omitted)	$82,852		$86,455	$90,417	$110,729	$107,738	$100,324

See Notes to Financial Statements

56

Financial Highlights – continued

MFS MARYLAND MUNICIPAL BOND FUND – continued

	Six months ended 9/30/15 (unaudited)		Years ended 3/31
			2015	2014	2013	2012	2011
Class B
Net asset value, beginning of period	$11.12		$10.75	$11.47	$11.33	$10.45	$10.93

Income (loss) from investment operations
Net investment income (d)	$0.16		$0.30	$0.34	$0.37	$0.38	$0.38
Net realized and unrealized gain (loss) on investments	(0.16)		0.36	(0.74)	0.10	0.86	(0.49)
Total from investment operations	$—		$0.66	$(0.40)	$0.47	$1.24	$(0.11)

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.29)	$(0.32)	$(0.33)	$(0.36)	$(0.37)
From net realized gain on investments	—		—	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.15)		$(0.29)	$(0.32)	$(0.33)	$(0.36)	$(0.37)
Net asset value, end of period (x)	$10.97		$11.12	$10.75	$11.47	$11.33	$10.45
Total return (%) (r)(s)(t)(x)	(0.01	)(n)	6.19	(3.47)	4.17	12.07	(1.09)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	(a)	1.72	1.71	1.67	1.70	1.69
Expenses after expense reductions (f)	1.66	(a)	1.70	1.70	1.67	1.69	1.69
Net investment income	2.83	(a)	2.70	3.10	3.25	3.42	3.44
Portfolio turnover	6	(n)	18	21	23	13	14
Net assets at end of period (000 omitted)	$2,139		$2,308	$2,198	$3,507	$3,406	$3,772
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

57

Financial Highlights – continued

MFS MASSACHUSETTS MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/15 (unaudited)		Years ended 3/31
			2015	2014	2013	2012	2011
Class A
Net asset value, beginning of period	$11.40		$10.92	$11.66	$11.44	$10.42	$11.07

Income (loss) from investment operations
Net investment income (d)	$0.20		$0.40	$0.42	$0.43	$0.45	$0.47
Net realized and unrealized gain (loss) on investments	(0.13)		0.47	(0.76)	0.19	1.01	(0.63)
Total from investment operations	$0.07		$0.87	$(0.34)	$0.62	$1.46	$(0.16)

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.39)	$(0.40)	$(0.40)	$(0.44)	$(0.45)
From net realized gain on investments	—		—	—	—	—	(0.04)
Total distributions declared to shareholders	$(0.19)		$(0.39)	$(0.40)	$(0.40)	$(0.44)	$(0.49)
Net asset value, end of period (x)	$11.28		$11.40	$10.92	$11.66	$11.44	$10.42
Total return (%) (r)(s)(t)(x)	0.67	(n)	8.02	(2.85)	5.48	14.21	(1.57)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.86	0.87	0.85	0.85	0.86
Expenses after expense reductions (f)	0.85	(a)	0.84	0.85	0.85	0.85	0.86
Net investment income	3.60	(a)	3.58	3.80	3.64	4.04	4.25
Portfolio turnover	6	(n)	13	23	15	26	25
Net assets at end of period (000 omitted)	$220,696		$229,134	$232,263	$296,895	$289,090	$266,600

See Notes to Financial Statements

58

Financial Highlights – continued

MFS MASSACHUSETTS MUNICIPAL BOND FUND – continued

	Six months ended 9/30/15 (unaudited)		Years ended 3/31
			2015	2014	2013	2012	2011
Class B
Net asset value, beginning of period	$11.42		$10.94	$11.68	$11.46	$10.44	$11.09

Income (loss) from investment operations
Net investment income (d)	$0.16		$0.32	$0.33	$0.34	$0.36	$0.39
Net realized and unrealized gain (loss) on investments	(0.13)		0.46	(0.75)	0.20	1.02	(0.63)
Total from investment operations	$0.03		$0.78	$(0.42)	$0.54	$1.38	$(0.24)

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.30)	$(0.32)	$(0.32)	$(0.36)	$(0.37)
From net realized gain on investments	—		—	—	—	—	(0.04)
Total distributions declared to shareholders	$(0.15)		$(0.30)	$(0.32)	$(0.32)	$(0.36)	$(0.41)
Net asset value, end of period (x)	$11.30		$11.42	$10.94	$11.68	$11.46	$10.44
Total return (%) (r)(s)(t)(x)	0.29	(n)	7.18	(3.59)	4.69	13.33	(2.30)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.61	1.62	1.60	1.60	1.60
Expenses after expense reductions (f)	1.62	(a)	1.60	1.62	1.60	1.60	1.60
Net investment income	2.82	(a)	2.81	3.02	2.88	3.29	3.50
Portfolio turnover	6	(n)	13	23	15	26	25
Net assets at end of period (000 omitted)	$3,245		$3,737	$3,810	$5,095	$5,443	$7,333
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

59

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Alabama Municipal Bond Fund (Alabama Fund), MFS Arkansas Municipal Bond Fund (Arkansas Fund), MFS California Municipal Bond Fund (California Fund), MFS Georgia Municipal Bond Fund (Georgia Fund), MFS Maryland Municipal Bond Fund (Maryland Fund), and MFS Massachusetts Municipal Bond Fund (Massachusetts Fund) are each a diversified series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. Each fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region or state where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the funds could be taxable to shareholders.

Balance Sheet Offsetting – Each fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between each fund and the applicable counterparty. Each fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to each fund, have been included in each fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the

60

Notes to Financial Statements (unaudited) – continued

business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts for the California Fund, the Maryland Fund, and the Massachusetts Fund. The following is a summary of the levels used as of September 30, 2015 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
Alabama Fund
Investments at Value
Municipal Bonds	$—	$50,961,465	$—	$50,961,465
Mutual Funds	863,951	—	—	863,951
Total Investments	$863,951	$50,961,465	$—	$51,825,416

Arkansas Fund
Investments at Value
Municipal Bonds	$—	$163,898,212	$—	$163,898,212
Mutual Funds	139,679	—	—	139,679
Total Investments	$139,679	$163,898,212	$—	$164,037,891

California Fund
Investments at Value
Municipal Bonds	$—	$285,408,369	$—	$285,408,369
Mutual Funds	4,480,124	—	—	4,480,124
Total Investments	$4,480,124	$285,408,369	$—	$289,888,493

Other Financial Instruments
Futures Contracts	$(52,305)	$—	$—	$(52,305)

Georgia Fund
Investments at Value
Municipal Bonds	$—	$57,125,145	$—	$57,125,145
Mutual Funds	1,453,747	—	—	1,453,747
Total Investments	$1,453,747	$57,125,145	$—	$58,578,892

Maryland Fund
Investments at Value
Municipal Bonds	$—	$83,236,350	$—	$83,236,350
Mutual Funds	763,306	—	—	763,306
Total Investments	$763,306	$83,236,350	$—	$83,999,656

Other Financial Instruments
Futures Contracts	$(15,580)	$—	$—	$(15,580)

Massachusetts Fund
Investments at Value
Municipal Bonds	$—	$219,911,074	$—	$219,911,074
Mutual Funds	798,357	—	—	798,357
Total Investments	$798,357	$219,911,074	$—	$220,709,431

Other Financial Instruments
Futures Contracts	$(42,289)	$—	$—	$(42,289)

For further information regarding security characteristics, see the Portfolio of Investments.

61

Notes to Financial Statements (unaudited) – continued

Derivatives – The California Fund, the Maryland Fund, and the Massachusetts Fund use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the California Fund, the Maryland Fund, and the Massachusetts Fund were futures contracts. These funds’ period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of their derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the California Fund, the Maryland Fund, and the Massachusetts Fund at September 30, 2015 as reported in the Statements of Assets and Liabilities:

			Fair Value (a)
Fund	Risk	Derivative Contracts	Liability Derivatives
California Fund	Interest Rate	Interest Rate Futures	$(52,305)
Maryland Fund	Interest Rate	Interest Rate Futures	(15,580)
Massachusetts Fund	Interest Rate	Interest Rate Futures	(42,289)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in each fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within each fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the California Fund, the Maryland Fund, and the Massachusetts Fund for the six months ended September 30, 2015 as reported in the Statements of Operations:

Fund	Risk	Futures Contracts
California Fund	Interest Rate	$(52,305)
Maryland Fund	Interest Rate	(15,580)
Massachusetts Fund	Interest Rate	(42,289)

There is no realized gain (loss) from derivative transactions during the period.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, each fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of each fund’s credit risk to such counterparty equal to any amounts payable by each fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover each fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The California Fund, the Maryland Fund, and the Massachusetts Fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, each fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by each fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by each fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

Each fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, each fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to each

62

Notes to Financial Statements (unaudited) – continued

fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. Each fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by each fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Fees Paid Indirectly – Each fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by each fund. For the six months ended September 30, 2015, custody fees were not reduced.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, as applicable to each fund.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 3/31/15	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Ordinary income (including any short-term capital gains)	$—	$27,225	$2,462	$265	$—	$3,840
Tax-exempt income	1,878,994	5,540,562	9,988,271	1,925,891	3,089,520	8,128,716
Total distributions	$1,878,994	$5,567,787	$9,990,733	$1,926,156	$3,089,520	$8,132,556

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 9/30/15	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Cost of investments	$47,954,808	$155,091,679	$265,301,191	$54,302,770	$78,556,912	$198,235,505
Gross appreciation	3,900,183	10,160,403	24,993,692	4,431,878	5,654,213	22,750,603
Gross depreciation	(29,575)	(1,214,191)	(406,390)	(155,756)	(211,469)	(276,677)
Net unrealized appreciation (depreciation)	$3,870,608	$8,946,212	$24,587,302	$4,276,122	$5,442,744	$22,473,926

As of 3/31/15
Undistributed ordinary income	82,966	—	403	—	—	—
Undistributed tax-exempt income	205,708	497,423	896,257	218,862	461,419	709,165
Capital loss carryforwards	(1,899,227)	(6,609,060)	(12,465,965)	(2,078,733)	(3,471,100)	(8,704,236)
Other temporary differences	(165,753)	(449,646)	(836,361)	(170,286)	(269,844)	(671,331)
Net unrealized appreciation (depreciation)	4,566,415	10,867,857	27,841,550	5,040,846	6,634,080	25,813,790
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

63

Notes to Financial Statements (unaudited) – continued

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after March 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2015, each fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
3/31/16	$—	$—	$(40,368)	$—	$—	$—
3/31/17	—	—	(1,063,041)	—	—	—
3/31/18	—	—	—	(153,718)	—	—
3/31/19	(674,377)	(197,659)	(2,804,636)	(266,409)	(579,646)	(488,562)
Total	$(674,377)	$(197,659)	$(3,908,045)	$(420,127)	$(579,646)	$(488,562)

Post-enactment losses which are characterized as follows:
Short-Term	$(353,973)	$(2,079,856)	$(3,706,078)	$(967,476)	$(1,451,759)	$(4,463,922)
Long-Term	(870,877)	(4,331,545)	(4,851,842)	(691,130)	(1,439,695)	(3,751,752)
Total	$(1,224,850)	$(6,411,401)	$(8,557,920)	$(1,658,606)	$(2,891,454)	$(8,215,674)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

Distributions declared to shareholders:

From net investment income

	Alabama Fund		Arkansas Fund		California Fund
	Six months ended 9/30/15	Year ended 3/31/15	Six months ended 9/30/15	Year ended 3/31/15	Six months ended 9/30/15	Year ended 3/31/15
Class A	$948,625	$1,861,548	$2,465,383	$5,401,176	$4,716,451	$9,042,099
Class B	9,506	17,446	76,155	166,611	45,823	110,890
Class C	—	—	—	—	421,870	837,744
Total	$958,131	$1,878,994	$2,541,538	$5,567,787	$5,184,144	$9,990,733

	Georgia Fund		Maryland Fund		Massachusetts Fund
	Six months ended 9/30/15	Year ended 3/31/15	Six months ended 9/30/15	Year ended 3/31/15	Six months ended 9/30/15	Year ended 3/31/15
Class A	$976,597	$1,886,597	$1,451,000	$3,030,117	$3,865,158	$8,031,591
Class B	18,536	39,559	29,519	59,403	46,264	100,965
Total	$995,133	$1,926,156	$1,480,519	$3,089,520	$3,911,422	$8,132,556

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the funds’ Board of Trustees. For the six months ended September 30, 2015, these management fee reductions amounted to the following, which are included in the reduction of total expenses in the Statements of Operations:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$1,821	$5,882	$9,937	$2,060	$2,979	$7,826

The management fee incurred for the six months ended September 30, 2015 was equivalent to an annual effective rate of 0.44% of each fund’s average daily net assets.

64

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of these funds’ average daily net assets:

	Alabama Fund	Georgia Fund	Maryland Fund
Class A	0.93%	0.95%	0.83%
Class B	1.68%	1.70%	1.58%

For the Alabama Fund, this written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2016. For the Georgia Fund, this written agreement will continue until at least July 31, 2016, after which MFS, under certain conditions, may increase such expense limitation to 1.00% of the fund’s average daily net assets annually for Class A shares and 1.75% of the fund’s average daily net assets annually for Class B shares without a vote of the fund’s Board of Trustees. Any increase above 1.00% and 1.75% of the fund’s average daily net assets annually for Class A and Class B shares, respectively, would require a vote of the fund’s Board of Trustees. For the six months ended September 30, 2015, these reductions amounted to $33,604 for the Alabama Fund and $22,633 for the Georgia Fund and are included in the reduction of total expenses in the Statements of Operations.

For the Maryland Fund, for the period April 1, 2015 through July 31, 2015, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed 0.95% of the fund’s average daily net assets annually for Class A shares and 1.70% of the fund’s average daily net assets annually for Class B shares. This written agreement terminated on July 31, 2015. For the period April 1, 2015 through July 31, 2015, this reduction amounted to $5,083 and is included in the reduction of total expenses in the Statements of Operations. Effective August 1, 2015, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed 0.83% of the fund’s average daily net assets annually for Class A shares and 1.58% of the fund’s average daily net assets annually for Class B shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2016. For the period August 1, 2015 through September 30, 2015, this reduction amounted to $19,794 and is included in the reduction of total expenses in the Statements of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following for the six months ended September 30, 2015, as its portion of the initial sales charge on sales of Class A shares of each fund:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$2,205	$5,038	$9,319	$2,355	$1,962	$3,297

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	—	0.25%	0.25%	0.25%	$65,230
Arkansas Fund	—	0.25%	0.25%	0.10%	204,920
California Fund	—	0.25%	0.25%	0.10%	318,733
Georgia Fund	—	0.25%	0.25%	0.25%	72,930
Maryland Fund	—	0.25%	0.25%	0.25%	105,339
Massachusetts Fund	—	0.25%	0.25%	0.23%	279,609

	CLASS B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	0.75%	0.25%	1.00%	1.00%	$3,296
Arkansas Fund	0.75%	0.25%	1.00%	0.86%	33,850
California Fund	0.75%	0.25%	1.00%	0.87%	15,568
Georgia Fund	0.75%	0.25%	1.00%	1.00%	7,154
Maryland Fund	0.75%	0.25%	1.00%	1.00%	10,941
Massachusetts Fund	0.75%	0.25%	1.00%	1.00%	17,223

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Notes to Financial Statements (unaudited) – continued

	CLASS C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
California Fund	0.75%	0.25%	1.00%	1.00%	$151,104

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Total Distribution and Service Fees	$68,526	$238,770	$485,405	$80,084	$116,280	$296,832

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended September 30, 2015, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$373	$128	$1,063	$253	$1,333	$22,056
Class B	—	—	—	—	—	2
Class C	N/A	N/A	1	N/A	N/A	N/A

Arkansas Fund: MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2016. This reduction amounted to $122,952 and is included in the reduction of total expenses in the Statements of Operations. The service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced by MFD to 0.10% under a written agreement that will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2016. This reduction amounted to $4,712 and is included in the reduction of total expenses in the Statements of Operations.

California Fund: MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2016. This reduction amounted to $191,241 and is included in the reduction of total expenses in the Statements of Operations. The service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced by MFD to 0.10% under a written agreement that will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2016. This reduction amounted to $2,090 and is included in the reduction of total expenses in the Statements of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2015, were as follows:

CDSC imposed	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$—	$1,109	$235	$2,852	$983	$—
Class B	427	6,805	12,194	1,920	1,808	5,852
Class C	N/A	N/A	1,598	N/A	N/A	N/A

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended September 30, 2015, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Expenses paid	$1,935	$3,831	$10,502	$2,234	$6,691	$11,157
Percentage of average daily net assets	0.0073%	0.0045%	0.0073%	0.0075%	0.0155%	0.0099%

MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended September 30, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$20,273	$73,109	$111,017	$22,286	$29,568	$83,937

66

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2015 was equivalent to an annual effective rate of each fund’s average daily net assets as follows:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Percentage of average daily net assets	0.0340%	0.0212%	0.0189%	0.0319%	0.0268%	0.0198%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense for each fund. These amounts are included in “Independent Trustees’ compensation” in the Statements of Operations for the six months ended September 30, 2015 and were as follows:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$62	$82	$375	$60	$315	$322

The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to the following at September 30, 2015, and are included in “Payable for independent Trustees’ compensation” in the Statements of Assets and Liabilities:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$2,917	$2,779	$8,750	$3,297	$5,675	$5,640

Other – These funds and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended September 30, 2015, the fee paid by each fund under this agreement amounted to the following and are included in “Miscellaneous” expense in the Statements of Operations:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$59	$192	$317	$68	$97	$253

MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statements of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended September 30, 2015, purchases and sales of investments, other than short-term obligations, were as follows:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Purchases	$2,706,414	$11,847,684	$36,120,600	$4,233,499	$5,062,088	$12,929,610
Sales	$4,269,728	$17,740,309	$28,761,817	$5,675,889	$6,371,897	$14,812,334

67

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Alabama Fund				Arkansas Fund
	Six months ended 9/30/15		Year ended 3/31/15		Six months ended 9/30/15		Year ended 3/31/15
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	132,178	$1,369,485	357,063	$3,712,095	430,627	$4,274,343	1,469,010	$14,590,422
Class B	6,692	69,348	16,311	168,856	5,262	52,348	31,040	310,284
	138,870	$1,438,833	373,374	$3,880,951	435,889	$4,326,691	1,500,050	$14,900,706

Shares issued to shareholders in reinvestment of distributions
Class A	77,066	$798,011	144,558	$1,502,996	224,788	$2,229,915	484,333	$4,817,006
Class B	878	9,090	1,466	15,241	7,483	74,307	15,960	158,875
	77,944	$807,101	146,024	$1,518,237	232,271	$2,304,222	500,293	$4,975,881

Shares reacquired
Class A	(296,448)	$(3,065,223)	(698,299)	$(7,213,892)	(1,532,856)	$(15,199,686)	(2,953,013)	$(29,347,475)
Class B	(1,828)	(18,899)	(23,751)	(245,909)	(34,149)	(339,401)	(99,747)	(990,563)
	(298,276)	$(3,084,122)	(722,050)	$(7,459,801)	(1,567,005)	$(15,539,087)	(3,052,760)	$(30,338,038)

Net change
Class A	(87,204)	$(897,727)	(196,678)	$(1,998,801)	(877,441)	$(8,695,428)	(999,670)	$(9,940,047)
Class B	5,742	59,539	(5,974)	(61,812)	(21,404)	(212,746)	(52,747)	(521,404)
	(81,462)	$(838,188)	(202,652)	$(2,060,613)	(898,845)	$(8,908,174)	(1,052,417)	$(10,461,451)

	California Fund				Georgia Fund
	Six months ended 9/30/15		Year ended 3/31/15		Six months ended 9/30/15		Year ended 3/31/15
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	2,799,812	$16,699,551	5,105,791	$30,497,083	237,654	$2,584,415	634,085	$6,944,934
Class B	19,304	114,819	63,516	382,496	558	6,086	5,661	62,104
Class C	200,112	1,199,312	549,989	3,286,739	—	—	—	—
	3,019,228	$18,013,682	5,719,296	$34,166,318	238,212	$2,590,501	639,746	$7,007,038

Shares issued to shareholders in reinvestment of distributions
Class A	649,687	$3,875,025	1,209,477	$7,215,263	77,775	$845,379	146,017	$1,593,700
Class B	6,942	41,419	16,024	95,588	1,636	17,854	3,417	37,414
Class C	56,891	340,456	108,697	650,720	—	—	—	—
	713,520	$4,256,900	1,334,198	$7,961,571	79,411	$863,233	149,434	$1,631,114

Shares reacquired
Class A	(2,762,787)	$(16,466,665)	(4,528,244)	$(26,932,420)	(386,099)	$(4,192,331)	(984,189)	$(10,704,941)
Class B	(131,657)	(786,564)	(186,997)	(1,113,828)	(19,479)	(212,183)	(28,269)	(308,248)
Class C	(276,194)	(1,655,530)	(538,905)	(3,217,258)	—	—	—	—
	(3,170,638)	$(18,908,759)	(5,254,146)	$(31,263,506)	(405,578)	$(4,404,514)	(1,012,458)	$(11,013,189)

Net change
Class A	686,712	$4,107,911	1,787,024	$10,779,926	(70,670)	$(762,537)	(204,087)	$(2,166,307)
Class B	(105,411)	(630,326)	(107,457)	(635,744)	(17,285)	(188,243)	(19,191)	(208,730)
Class C	(19,191)	(115,762)	119,781	720,201	—	—	—	—
	562,110	$3,361,823	1,799,348	$10,864,383	(87,955)	$(950,780)	(223,278)	$(2,375,037)

68

Notes to Financial Statements (unaudited) – continued

	Maryland Fund				Massachusetts Fund
	Six months ended 9/30/15		Year ended 3/31/15		Six months ended 9/30/15		Year ended 3/31/15
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	209,588	$2,302,205	343,021	$3,776,614	708,627	$7,969,007	1,447,584	$16,328,005
Class B	5,054	55,238	31,368	344,628	3,428	38,546	25,385	284,925
	214,642	$2,357,443	374,389	$4,121,242	712,055	$8,007,553	1,472,969	$16,612,930

Shares issued to shareholders in reinvestment of distributions
Class A	104,836	$1,149,910	213,216	$2,352,449	285,414	$3,210,480	580,115	$6,550,829
Class B	2,467	27,056	4,965	54,779	3,570	40,225	7,486	84,676
	107,303	$1,176,966	218,181	$2,407,228	288,984	$3,250,705	587,601	$6,635,505

Shares reacquired
Class A	(533,174)	$(5,854,090)	(1,190,503)	$(13,125,040)	(1,528,620)	$(17,191,756)	(3,194,221)	$(36,022,912)
Class B	(20,005)	(219,767)	(33,272)	(365,266)	(47,072)	(529,598)	(53,911)	(606,237)
	(553,179)	$(6,073,857)	(1,223,775)	$(13,490,306)	(1,575,692)	$(17,721,354)	(3,248,132)	$(36,629,149)

Net change
Class A	(218,750)	$(2,401,975)	(634,266)	$(6,995,977)	(534,579)	$(6,012,269)	(1,166,522)	$(13,144,078)
Class B	(12,484)	(137,473)	3,061	34,141	(40,074)	(450,827)	(21,040)	(236,636)
	(231,234)	$(2,539,448)	(631,205)	$(6,961,836)	(574,653)	$(6,463,096)	(1,187,562)	$(13,380,714)

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended September 30, 2015, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Commitment Fee	$77	$266	$443	$94	$134	$355
Interest Expense	—	—	—	—	—	—

69

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds - Affiliated Issuers

An affiliated issuer of a fund may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the six months ended September 30, 2015, are as follows:

	Underlying Affiliated Fund - MFS Institutional Money Market Portfolio
	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Alabama Fund	421,150	5,959,383	(5,516,582)	863,951
Arkansas Fund	3,861,499	17,522,217	(21,244,037)	139,679
California Fund	14,490,081	33,870,819	(43,880,776)	4,480,124
Georgia Fund	899,451	8,790,912	(8,236,616)	1,453,747
Maryland Fund	1,796,143	8,253,449	(9,286,286)	763,306
Massachusetts Fund	6,414,242	16,498,963	(22,114,848)	798,357

	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Alabama Fund	$—	$—	$379	$863,951
Arkansas Fund	—	—	1,102	139,679
California Fund	—	—	3,577	4,480,124
Georgia Fund	—	—	651	1,453,747
Maryland Fund	—	—	665	763,306
Massachusetts Fund	—	—	1,989	798,357

70

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of each Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2015 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2014 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Funds’ advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Funds, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed each Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of each Fund’s Class A shares in comparison to the performance of funds in its respective Lipper performance universe over the three-year period ended December 31, 2014, which the Trustees believed was a long enough period to reflect differing market conditions. See below for a description of the performance information considered by the Trustees.

In assessing the reasonableness of each Fund’s advisory fee, the Trustees considered, among other information, each Fund’s advisory fee and the total expense ratio of each Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations. See below for a description of the fee information considered by the Trustees.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

71

Board Review of Investment Advisory Agreement – continued

The Trustees also considered whether each Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that each Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the information noted below, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Funds, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling each Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow each Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that each Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2015.

MFS Alabama Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2014 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2014 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Lipper expense group median and the Fund’s total expense ratio was approximately at the Lipper expense group median.

72

Board Review of Investment Advisory Agreement – continued

MFS Arkansas Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for the three-year period ended December 31, 2014 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 4th quintile for the five-year period ended December 31, 2014 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. The Trustees observed that there were significant limitations to the usefulness of the comparative data provided by Lipper, Inc., noting that the applicable Lipper universe for the Fund included funds that pursue substantially different investment programs as compared to that pursued by the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that, MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustee’s approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

MFS California Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2014 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2014 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, including more recent performance information, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median and the Fund’s total expense ratio was lower than the Lipper expense group median.

MFS Georgia Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2014 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2014 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median and the Fund’s total expense ratio was higher than the Lipper expense group median.

73

Board Review of Investment Advisory Agreement – continued

MFS Maryland Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2014 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one year- and five-year periods ended December 31, 2014 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund and that MFS has agreed to further reduce such expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and the Fund’s total expense ratio were each higher than the Lipper expense group median.

MFS Massachusetts Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2014 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2014 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

74

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. Each fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Website at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of each fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about each fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

75

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1. Go to mfs.com.

2. Log in via MFS® Access.

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If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

September 30, 2015

MFS® MUNICIPAL SERIES TRUST

For the states of:

Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia, and West Virginia

MSTB-SEM

MFS® MUNICIPAL SERIES TRUST

For the states of: Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia, and West Virginia

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Despite weak global growth, the U.S. economy continues to expand modestly, buoyed by firming labor and housing markets and resilient consumer spending. However, the U.S. Federal Reserve continues to take a cautious approach to raising interest rates.

In Asia, China’s slowing economic growth has raised concerns and fed global market volatility. Commodity exporters have been hurt by weaker Chinese demand. Global oil markets remain oversupplied, further depressing crude oil and gasoline prices. Japan continues to struggle in its attempt to stimulate its economy through monetary and fiscal policy initiatives.

While the eurozone economy is expanding, growth has been mild and inconsistent, while deflation remains a risk. Hopes for a more robust recovery rest on the European Central Bank’s quantitative easing program.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

November 13, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Mississippi Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
State & Local Agencies	22.2%
Universities – Colleges	17.7%
Healthcare Revenue – Hospitals	14.9%
General Obligations – General Purpose	9.5%
General Obligations – Schools	6.0%

Composition including fixed income credit quality (a)(i)
AAA	3.2%
AA	43.9%
A	34.2%
BBB	12.0%
BB	2.2%
B	0.1%
CC	0.2%
Not Rated	3.7%
Cash & Cash Equivalents	0.5%

Portfolio facts (i)
Average Duration (d)	6.3
Average Effective Maturity (m)	15.0 yrs.

Jurisdiction (i)
Mississippi	77.6%
Guam	2.8%
Massachusetts	2.6%
New York	1.9%
California	1.8%
U.S. Virgin Islands	1.8%
Puerto Rico	1.6%
Michigan	1.5%
Wisconsin	1.4%
Illinois	1.1%
New Hampshire	1.0%
Kentucky	0.9%
Tennessee	0.9%
Virginia	0.7%
Colorado	0.6%
Texas	0.5%
Washington	0.4%
Florida	0.3%
New Jersey	0.1%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents can include cash, investments in money market funds, short term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 9/30/15.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS New York Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	19.2%
Healthcare Revenue – Hospitals	11.8%
State & Local Agencies	11.0%
Tax – Other	7.7%
Miscellaneous Revenue – Other	6.8%

Composition including fixed income credit quality (a)(i)
AAA	4.7%
AA	32.4%
A	27.1%
BBB	20.8%
BB	3.7%
B	2.3%
CC	0.2%
Not Rated	5.9%
Cash & Cash Equivalents	2.9%

Portfolio facts (i)
Average Duration (d)	6.5
Average Effective Maturity (m)	16.7 yrs.

Jurisdiction (i)
New York	82.4%
Guam	2.1%
Illinois	1.7%
New Jersey	1.5%
Colorado	1.3%
Puerto Rico	1.1%
Texas	1.1%
U.S. Virgin Islands	1.0%
Florida	0.9%
Michigan	0.9%
Pennsylvania	0.6%
Wisconsin	0.6%
California	0.6%
Washington	0.3%
Ohio	0.3%
Indiana	0.3%
Louisiana	0.3%
Mississippi	0.1%
New Hampshire (o)	0.0%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents can include cash, investments in money market funds, short term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 9/30/15.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS North Carolina Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	21.0%
Universities – Colleges	15.3%
State & Local Agencies	14.4%
Water & Sewer Utility Revenue	10.2%
Utilities – Municipal Owned	6.5%

Composition including fixed income credit quality (a)(i)
AAA	8.0%
AA	40.5%
A	27.8%
BBB	15.4%
BB	0.6%
B	0.8%
CC	0.2%
Not Rated	5.8%
Cash & Cash Equivalents	0.9%

Portfolio facts (i)
Average Duration (d)	6.2
Average Effective Maturity (m)	15.6 yrs.

Jurisdiction (i)
North Carolina	76.5%
Puerto Rico	3.4%
Guam	2.3%
Illinois	2.2%
New York	1.8%
Michigan	1.6%
U.S. Virgin Islands	1.3%
California	1.3%
Tennessee	1.1%
New Jersey	0.9%
Wisconsin	0.9%
Florida	0.8%
Virginia	0.7%
New Hampshire	0.7%
Texas	0.6%
Colorado	0.6%
Kentucky	0.6%
Pennsylvania	0.5%
Ohio	0.4%
Indiana	0.3%
Washington	0.3%
Louisiana	0.3%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents can include cash, investments in money market funds, short term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 9/30/15.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Pennsylvania Municipal Bond Fund

Portfolio structure (i)(j)

Top five industries (i)
Healthcare Revenue – Hospitals	19.3%
Universities – Colleges	18.9%
General Obligations – Schools	11.3%
General Obligations – General Purpose	8.4%
Water & Sewer Utility Revenue	6.4%

Composition including fixed income credit quality (a)(i)
AAA	0.8%
AA	24.8%
A	41.9%
BBB	21.1%
BB	3.5%
B	0.9%
CC	0.8%
Not Rated (j)	2.0%
Cash & Cash Equivalents	1.1%
Other	3.1%

Portfolio facts (i)
Average Duration (d)	7.1
Average Effective Maturity (m)	16.5 yrs.

Jurisdiction (i)
Pennsylvania	83.5%
Illinois	2.7%
Guam	1.5%
Michigan	1.5%
California	1.2%
Puerto Rico	1.1%
Florida	1.0%
Colorado	0.9%
Tennessee	0.9%
Texas	0.9%
New Jersey	0.9%
Kentucky	0.7%
New York	0.5%
Wisconsin	0.5%
Indiana	0.3%
Louisiana	0.3%
Georgia	0.3%
U.S. Virgin Islands	0.2%
New Hampshire (o)	0.0%
U.S. Treasury Securities (j)	(3.1)%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(j)	For the purpose of managing the fund’s duration, the fund holds short treasury futures with a bond equivalent exposure of (3.1)%, which reduce the fund’s interest rate exposure but not its credit exposure.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents can include cash, investments in money market funds, short term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other can include currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 9/30/15.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS South Carolina Municipal Bond Fund

Portfolio structure (i)(j)

Top five industries (i)
Healthcare Revenue – Hospitals	16.5%
Water & Sewer Utility Revenue	15.8%
State & Local Agencies	10.5%
General Obligations – Schools	9.5%
General Obligations – General Purpose	8.5%

Composition including fixed income credit quality (a)(i)
AAA	4.8%
AA	43.6%
A	37.6%
BBB	8.9%
BB	0.5%
B	1.6%
CC	0.3%
Not Rated (j)(o)	0.0%
Cash & Cash Equivalents	0.6%
Other	2.1%

Portfolio facts (i)
Average Duration (d)	6.2
Average Effective Maturity (m)	14.5 yrs.

Jurisdiction (i)
South Carolina	81.2%
U.S. Virgin Islands	2.6%
California	1.7%
Michigan	1.6%
Guam	1.5%
Illinois	1.3%
Kentucky	1.3%
Puerto Rico	1.0%
Tennessee	1.0%
Florida	0.7%
Pennsylvania	0.6%
Colorado	0.6%
Virginia	0.6%
New Hampshire	0.6%
New Jersey	0.5%
New York	0.5%
Nebraska	0.5%
Indiana	0.5%
Texas	0.4%
Washington	0.3%
Georgia	0.2%
Louisiana	0.2%
Ohio (o)	0.0%
U.S. Treasury Securities (j)	(2.1)%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(j)	For the purpose of managing the fund’s duration, the fund holds short treasury futures with a bond equivalent exposure of (2.1)%, which reduce the fund’s interest rate exposure but not its credit exposure.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents can include cash, investments in money market funds, short term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other can include currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 9/30/15.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Tennessee Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
General Obligations – General Purpose	19.5%
Healthcare Revenue – Hospitals	15.9%
Water & Sewer Utility Revenue	11.6%
State & Local Agencies	9.2%
Utilities – Municipal Owned	9.1%

Composition including fixed income credit quality (a)(i)
AAA	4.9%
AA	54.1%
A	24.0%
BBB	10.1%
BB	0.2%
B	0.8%
CC	0.3%
Not Rated	4.2%
Cash & Cash Equivalents	1.4%

Portfolio facts (i)
Average Duration (d)	6.2
Average Effective Maturity (m)	14.5 yrs.

Jurisdiction (i)
Tennessee	83.3%
Guam	2.6%
Kentucky	1.9%
New York	1.8%
U.S. Virgin Islands	1.3%
Florida	1.2%
Puerto Rico	1.1%
Wisconsin	0.9%
New Jersey	0.8%
Illinois	0.7%
Pennsylvania	0.6%
New Hampshire	0.6%
Virginia	0.6%
Colorado	0.6%
Georgia	0.3%
Michigan	0.1%
Texas	0.1%
Mississippi	0.1%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents can include cash, investments in money market funds, short term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 9/30/15.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Virginia Municipal Bond Fund

Portfolio structure (i)(j)

Top five industries (i)
Water & Sewer Utility Revenue	18.3%
Healthcare Revenue – Hospitals	16.9%
General Obligations – General Purpose	14.0%
State & Local Agencies	10.5%
Universities – Colleges	8.7%

Composition including fixed income credit quality (a)(i)
AAA	21.0%
AA	41.6%
A	16.5%
BBB	10.9%
BB	2.5%
B	1.7%
CCC	0.6%
CC	0.4%
Not Rated (j)	3.6%
Cash & Cash Equivalents	0.9%
Other	0.3%

Portfolio facts (i)
Average Duration (d)	6.5
Average Effective Maturity (m)	15.1 yrs.

Jurisdiction (i)
Virginia	83.1%
District of Columbia	3.5%
Guam	2.1%
Illinois	1.5%
U.S. Virgin Islands	1.4%
Tennessee	1.3%
Puerto Rico	1.0%
Michigan	0.9%
Ohio	0.9%
New York	0.7%
Kentucky	0.6%
Pennsylvania	0.6%
Colorado	0.6%
California	0.5%
Wisconsin	0.5%
Washington	0.3%
Louisiana	0.3%
New Jersey	0.3%
New Hampshire	0.3%
Massachusetts	0.2%
Texas	0.2%
Indiana	0.1%
U.S. Treasury Securities (j)	(2.1)%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(j)	For the purpose of managing the fund’s duration, the fund holds short treasury futures with a bond equivalent exposure of (2.1)%, which reduce the fund’s interest rate exposure but not its credit exposure.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents can include cash, investments in money market funds, short term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other can include currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 9/30/15.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS West Virginia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	18.9%
Healthcare Revenue – Hospitals	18.0%
Water & Sewer Utility Revenue	11.5%
State & Local Agencies	9.5%
Miscellaneous Revenue – Other	9.1%

Composition including fixed income credit quality (a)(i)
AAA	3.1%
AA	30.6%
A	46.9%
BBB	7.8%
BB	0.3%
B	0.1%
CC	0.2%
Not Rated	10.6%
Cash & Cash Equivalents	0.4%

Portfolio facts (i)
Average Duration (d)	6.2
Average Effective Maturity (m)	14.5 yrs.

Jurisdiction (i)
West Virginia	78.5%
Guam	3.4%
U.S. Virgin Islands	2.4%
New York	2.1%
Michigan	2.0%
Puerto Rico	1.8%
Massachusetts	1.6%
Kentucky	1.6%
Illinois	1.5%
Florida	1.3%
Tennessee	1.1%
California	0.7%
Texas	0.6%
Washington	0.5%
Indiana	0.3%
New Jersey	0.1%
Mississippi	0.1%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents can include cash, investments in money market funds, short term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 9/30/15.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, April 1, 2015 through September 30, 2015

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2015 through September 30, 2015.

Actual Expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS MISSISSIPPI MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/15	Ending Account Value 9/30/15	Expenses Paid During Period (p) 4/01/15-9/30/15
A	Actual	0.80%	$1,000.00	$1,004.46	$4.01
	Hypothetical (h)	0.80%	$1,000.00	$1,021.00	$4.04
B	Actual	1.47%	$1,000.00	$1,001.12	$7.35
	Hypothetical (h)	1.47%	$1,000.00	$1,017.65	$7.41

MFS NEW YORK MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/15	Ending Account Value 9/30/15	Expenses Paid During Period (p) 4/01/15-9/30/15
A	Actual	0.87%	$1,000.00	$1,005.90	$4.36
	Hypothetical (h)	0.87%	$1,000.00	$1,020.65	$4.39
B	Actual	1.63%	$1,000.00	$1,002.14	$8.16
	Hypothetical (h)	1.63%	$1,000.00	$1,016.85	$8.22
C	Actual	1.63%	$1,000.00	$1,003.02	$8.16
	Hypothetical (h)	1.63%	$1,000.00	$1,016.85	$8.22

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Tables – continued

MFS NORTH CAROLINA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/15	Ending Account Value 9/30/15	Expenses Paid During Period (p) 4/01/15-9/30/15
A	Actual	0.86%	$1,000.00	$1,005.15	$4.31
	Hypothetical (h)	0.86%	$1,000.00	$1,020.70	$4.34
B	Actual	1.61%	$1,000.00	$1,002.22	$8.06
	Hypothetical (h)	1.61%	$1,000.00	$1,016.95	$8.12
C	Actual	1.61%	$1,000.00	$1,001.37	$8.06
	Hypothetical (h)	1.61%	$1,000.00	$1,016.95	$8.12

MFS PENNSYLVANIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/15	Ending Account Value 9/30/15	Expenses Paid During Period (p) 4/01/15-9/30/15
A	Actual	0.79%	$1,000.00	$1,007.03	$3.96
	Hypothetical (h)	0.79%	$1,000.00	$1,021.05	$3.99
B	Actual	1.55%	$1,000.00	$1,002.26	$7.76
	Hypothetical (h)	1.55%	$1,000.00	$1,017.25	$7.82

MFS SOUTH CAROLINA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/15	Ending Account Value 9/30/15	Expenses Paid During Period (p) 4/01/15-9/30/15
A	Actual	0.87%	$1,000.00	$1,004.93	$4.36
	Hypothetical (h)	0.87%	$1,000.00	$1,020.65	$4.39
B	Actual	1.62%	$1,000.00	$1,001.16	$8.10
	Hypothetical (h)	1.62%	$1,000.00	$1,016.90	$8.17

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

For the MFS South Carolina Municipal Bond Fund, changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period and the hypothetical expenses paid during the period would have been approximately 0.84%, $4.21 and $4.24 for Class A shares, and 1.59%, $7.95 and $8.02 for Class B shares, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

Expense Tables – continued

MFS TENNESSEE MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/15	Ending Account Value 9/30/15	Expenses Paid During Period (p) 4/01/15-9/30/15
A	Actual	0.92%	$1,000.00	$1,002.52	$4.61
	Hypothetical (h)	0.92%	$1,000.00	$1,020.40	$4.65
B	Actual	1.67%	$1,000.00	$998.78	$8.34
	Hypothetical (h)	1.67%	$1,000.00	$1,016.65	$8.42

Notes to Expense Table

For the MFS Tennessee Municipal Bond Fund, changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period and the hypothetical expenses paid during the period would have been approximately 0.88%, $4.41 and $4.45 for Class A shares, and 1.63%, $8.15 and $8.22 for Class B shares, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

MFS VIRGINIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/15	Ending Account Value 9/30/15	Expenses Paid During Period (p) 4/01/15-9/30/15
A	Actual	0.86%	$1,000.00	$1,007.05	$4.32
	Hypothetical (h)	0.86%	$1,000.00	$1,020.70	$4.34
B	Actual	1.62%	$1,000.00	$1,002.41	$8.11
	Hypothetical (h)	1.62%	$1,000.00	$1,016.90	$8.17
C	Actual	1.61%	$1,000.00	$1,003.28	$8.06
	Hypothetical (h)	1.61%	$1,000.00	$1,016.95	$8.12

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

For the MFS Virginia Municipal Bond Fund, changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period and the hypothetical expenses paid during the period would have been approximately 0.82%, $4.11 and $4.14 for Class A shares, 1.57%, $7.86 and $7.92 for Class B shares, and 1.57%, $7.86 and $7.92 for Class C shares, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

For the MFS Virginia Municipal Bond Fund, expense ratios include 0.01% of investment related expenses from self-deposited inverse floaters (as described in Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

Expense Tables – continued

MFS WEST VIRGINIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/15	Ending Account Value 9/30/15	Expenses Paid During Period (p) 4/01/15-9/30/15
A	Actual	0.89%	$1,000.00	$1,003.07	$4.46
	Hypothetical (h)	0.89%	$1,000.00	$1,020.55	$4.50
B	Actual	1.64%	$1,000.00	$999.33	$8.20
	Hypothetical (h)	1.64%	$1,000.00	$1,016.80	$8.27

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

For the MFS West Virginia Municipal Bond Fund, changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period and the hypothetical expenses paid during the period would have been approximately 0.87%, $4.36 and $4.39 for Class A shares, and 1.62%, $8.10 and $8.17 for Class B shares, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

MFS MISSISSIPPI MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.2%

Issuer	Shares/Par	Value ($)
Airport Revenue - 0.7%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	$115,000	$126,644
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	75,000	81,977
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	45,000	49,037
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	230,000	254,378
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	35,000	37,056
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	60,000	63,151
		$612,243
General Obligations - General Purpose - 9.4%
Canton, MS, Mississippi Development Bank Special Obligation, “A”, AGM, 5.75%, 10/01/31	$625,000	$720,256
Guam Government, “A”, 5.25%, 11/15/37	155,000	169,435
Guam Government, “A”, 6.75%, 11/15/29	35,000	42,874
Guam Government, “A”, 7%, 11/15/39	40,000	49,382
Gulfport, MI, AGM, 5%, 11/01/24	500,000	603,050
Jackson County, MS, Development Bank Special Obligations, AGM, 5.25%, 3/01/20	620,000	722,877
Jackson County, MS, Development Bank Special Obligations, ASSD GTY, 5.625%, 7/01/39	1,000,000	1,128,090
Mississippi Development Bank Special Obligation (Canton Public School District), AGM, 5%, 12/01/31	1,000,000	1,140,240
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 4/01/27	185,000	193,134
State of California, 6%, 11/01/39	700,000	833,581
State of Mississippi, “A”, 5%, 10/01/28	1,000,000	1,209,700
State of Mississippi, Capital Improvement Projects, “A”, 5%, 10/01/30	1,000,000	1,146,950
		$7,959,569
General Obligations - Schools - 5.9%
Lamar County, MS, School District, 5%, 9/01/31	$1,095,000	$1,229,455
Mississippi Development Bank, Special Obligation (Jackson Public School District Limited Tax Refunding Note Project) “B”, 5%, 10/01/23	990,000	1,140,391
Mississippi Development Bank, Special Obligation (Jackson Public School District), AGM, 5.375%, 4/01/28	1,000,000	1,091,890
Mississippi Development Bank, Special Obligation (Gulfport School District), BAM, 5%, 4/01/31	500,000	566,535

Issuer	Shares/Par	Value ($)
General Obligations - Schools - continued
Mississippi Development Bank, Special Obligation (Gulfport School District), BAM, 5%, 4/01/32	$500,000	$564,550
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, 0%, 7/01/35	1,020,000	454,900
		$5,047,721
Healthcare Revenue - Hospitals - 14.7%
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), NATL, 6.2%, 7/01/18	$1,000,000	$1,003,630
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 7/01/31	500,000	501,550
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44 (Prerefunded 8/15/19)	325,000	397,823
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	380,000	429,883
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	320,000	328,147
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/30	80,000	92,558
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 6.75%, 10/01/36	500,000	580,835
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/22	1,000,000	1,137,260
Mississippi Hospital Equipment & Facilities Authority Rev. (Clay County Medical Corp.), 5%, 10/01/39	2,105,000	2,314,616
Mississippi Hospital Equipment & Facilities Authority Rev. (Delta Regional Medical Center), FHA, 5%, 2/01/35	1,000,000	1,033,150
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital), 5.25%, 1/01/29	1,000,000	1,089,160
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Hospital South Central, 5.25%, 12/01/31	500,000	510,145
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.5%, 4/01/19	250,000	250,178
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.75%, 4/01/23	250,000	250,055

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	$215,000	$240,579
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/39	550,000	607,596
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 11/15/39	135,000	164,136
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29 (Prerefunded 7/01/19)	75,000	90,443
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39 (Prerefunded 7/01/19)	185,000	224,786
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39 (Prerefunded 2/15/19)	640,000	759,821
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	430,000	440,084
		$12,446,435
Industrial Revenue - Paper - 1.1%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/22	$750,000	$934,035

Miscellaneous Revenue - Other - 0.7%
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	$620,000	$626,212

Multi-Family Housing Revenue - 1.4%
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 11/01/37 (d)(q)	$150,000	$104,265
Mississippi Home Corp., Multifamily Rev. (Providence Place of Senatobia LLC), GNMA, 5.35%, 8/20/48	1,000,000	1,043,670
		$1,147,935
Sales & Excise Tax Revenue - 3.0%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	$450,000	$507,029
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/36	295,000	324,099
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/31	595,000	662,461
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/29	750,000	960,488
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 8/01/57	200,000	124,002
		$2,578,079
Single Family Housing - State - 1.7%
Mississippi Home Corp. Rev., Single Family Rev., “A-2 “, GNMA, 5.3%, 6/01/34	$60,000	$62,832

Issuer	Shares/Par	Value ($)
Single Family Housing - State - continued
Mississippi Home Corp. Rev., Single Family Rev., “A-2 “, GNMA, 5.625%, 6/01/39	$115,000	$121,515
Mississippi Home Corp., Homeownership Mortgage Rev., “A”, 4.55%, 12/01/31	1,235,000	1,296,886
		$1,481,233
State & Agency - Other - 1.2%
Mississippi Development Bank Special Obligations, Harrison County Mississippi Highway Construction, “N”, FGIC, 5%, 1/01/26 (Prerefunded 1/01/16)	$1,000,000	$1,012,250

State & Local Agencies - 21.9%
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/39	$190,000	$219,467
Mississippi Development Bank Special Obligation (Laurel, MS, Highway Refunding Project), “B”, 4%, 1/01/22	735,000	826,037
Mississippi Development Bank Special Obligation (Capital Project & Equipment), AGM, 5%, 7/01/28 (Prerefunded 7/01/17)	680,000	731,836
Mississippi Development Bank Special Obligation (Capital Projects), AGM, 5%, 7/01/28	640,000	680,352
Mississippi Development Bank Special Obligation (City of Jackson, MS), AMBAC, 4.375%, 3/01/31 (Prerefunded 3/01/16)	1,400,000	1,424,514
Mississippi Development Bank Special Obligation (Department of Corrections), “C”, 5.25%, 8/01/27	1,000,000	1,139,210
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/23	345,000	394,918
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/24	360,000	412,398
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/25	380,000	432,018
Mississippi Development Bank Special Obligation (Desoto County Highway Construction), AMBAC, 4.75%, 1/01/35	500,000	544,470
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/29	500,000	573,140
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/30	500,000	570,670
Mississippi Development Bank Special Obligation (DeSoto County Regional Utility Authority), 5.25%, 7/01/31	905,000	938,865
Mississippi Development Bank Special Obligation (Forrest County Public Improvement Project), 5%, 2/01/29	1,000,000	1,076,850

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/34	$1,000,000	$1,257,830
Mississippi Development Bank Special Obligation (Harrison County), “D”, ASSD GTY, 4.75%, 10/01/28	1,120,000	1,249,002
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5%, 7/01/22	500,000	573,070
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5.375%, 7/01/36	500,000	563,700
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 5/01/36	500,000	560,115
Mississippi Development Bank Special Obligation (Southaven Water & Sewer System), ASSD GTY, 5%, 3/01/29	750,000	850,530
Mississippi Development Bank Special Obligation (Tunica County Building Project), AMBAC, 5%, 7/01/26 (Prerefunded 7/01/16)	1,695,000	1,755,240
Mississippi Development Bank Special Obligation (Washington County Regional Correctional Facility), ASSD GTY, 4.75%, 7/01/31	1,200,000	1,323,036
Mississippi Development Bank Special Obligation, Madison County (Highway Construction), FGIC, 5%, 1/01/27 (Prerefunded 7/01/16)	500,000	517,770
		$18,615,038
Tax - Other - 3.0%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$125,000	$138,656
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	40,000	44,316
State of Mississippi, Gaming Tax Rev., “E”, 5%, 10/15/30	750,000	857,528
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	110,000	123,845
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/29	790,000	844,557
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/39	95,000	100,134
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/25	85,000	93,284
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 10/01/39	295,000	321,403
		$2,523,723
Tobacco - 0.7%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	$420,000	$495,999
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	155,000	119,813
		$615,812

Issuer	Shares/Par	Value ($)
Toll Roads - 0.9%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	$110,000	$136,571
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	85,000	103,075
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	195,000	220,227
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	310,000	336,459
		$796,332
Transportation - Special Tax - 1.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 7/01/33	$1,135,000	$1,085,650

Universities - Colleges - 17.6%
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 9/01/34	$1,000,000	$1,118,560
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 9/01/39	920,000	1,032,277
Jackson State University, Educational Building Corp. Rev., “A-1”, 5%, 3/01/34	1,500,000	1,675,845
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/28	920,000	1,196,570
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AMBAC, 5.5%, 12/01/23	1,000,000	1,152,460
Mississippi State University Educational Building Corp. Rev. (Campus Improvement Project), 5%, 11/01/27	400,000	477,496
Mississippi State University Educational Building Corp. Rev. (Campus Improvement Project), 5%, 11/01/28	350,000	416,903
Mississippi Valley State University, Educational Building Corp. Rev., AMBAC, 4.5%, 3/01/37	1,000,000	1,056,520
New York Dormitory Authority Rev. (New York University), “1”, AMBAC, 5.5%, 7/01/40	590,000	745,624
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “A”, 5%, 10/01/33	1,500,000	1,637,055
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “C”, 4.75%, 11/01/34	715,000	787,823
University of Southern Mississippi, COP (Parking Facilities Project), ASSD GTY, 5.125%, 9/15/39	490,000	544,620

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project) “A”, 5%, 3/01/28	$1,745,000	$2,061,177
University of Southern Mississippi, Educational Building Corp. Rev., “B”, AGM, 5%, 3/01/32	1,000,000	1,020,190
		$14,923,120
Universities - Dormitories - 4.7%
Mississippi Business Finance Corp., Rev. (Statesman Housing LLC Project), “A”, 4.75%, 6/01/39	$1,000,000	$1,058,690
Mississippi State University, Educational Building Corp. Rev., 5%, 8/01/36	1,585,000	1,766,974
Mississippi State University, Educational Building Corp. Rev., 5.25%, 8/01/38	1,000,000	1,138,820
		$3,964,484
Utilities - Investor Owned - 0.8%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/20	$370,000	$434,184
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/29 (Put Date 8/01/16)	265,000	274,347
		$708,531
Utilities - Municipal Owned - 3.2%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/33	$315,000	$363,308
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/39	75,000	85,299
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/44	85,000	96,104
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	155,000	178,306
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.7%, 7/01/27	155,000	169,919
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.75%, 7/01/28	100,000	110,829
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.85%, 7/01/29	485,000	538,064
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), “A”, SYNCORA, 5%, 3/01/26	1,000,000	1,009,100
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/23	15,000	13,952
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/24	80,000	72,468
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/30	10,000	8,863
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/27	60,000	55,030
		$2,701,242

Issuer	Shares/Par	Value ($)
Utilities - Other - 0.9%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	$375,000	$420,870
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	185,000	210,970
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	95,000	109,289
		$741,129
Water & Sewer Utility Revenue - 3.4%
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/40	$285,000	$311,813
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/29	30,000	33,330
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/35	30,000	32,774
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	25,000	27,293
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	15,000	16,422
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	35,000	38,128
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	30,000	32,356
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/40	750,000	958,988
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), “A”, AGM, 5%, 9/01/23	1,220,000	1,407,380
		$2,858,484
Total Municipal Bonds (Identified Cost, $77,619,893)		$83,379,257

Money Market Funds - 1.8%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	1,542,269	$1,542,269
Total Investments (Identified Cost, $79,162,162)		$84,921,526

Other Assets, Less Liabilities - (0.0)%		(36,041)
Net Assets - 100.0%		$84,885,485

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

MFS NEW YORK MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 95.8%

Issuer	Shares/Par	Value ($)
Airport Revenue - 3.1%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	$555,000	$636,314
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	245,000	269,819
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	170,000	185,813
New York, NY, City Industrial Development Agency, Special Facilities Rev. (Terminal One Group), 5.5%, 1/01/24	1,000,000	1,012,110
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/28	650,000	719,407
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/29	500,000	549,345
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), NATL, 6.25%, 12/01/15	1,000,000	1,009,290
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/42	1,160,000	1,348,048
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	90,000	98,073
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	15,000	16,590
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	80,000	84,699
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	130,000	136,828
		$6,066,336
General Obligations - General Purpose - 6.0%
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/20	$525,000	$521,771
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/25	45,000	45,294
Guam Government, “A”, 5.25%, 11/15/37	290,000	317,008
Guam Government, “A”, 7%, 11/15/39	105,000	129,628
Nassau County, NY, General Improvement, “B”, 5%, 4/01/23	1,820,000	2,146,599
New York, NY, “B”, 5%, 8/01/18	3,000,000	3,342,420
New York, NY, “E”, 5%, 8/01/21	2,500,000	2,963,350
New York, NY, “E-1”, 6.25%, 10/15/28 (Prerefunded 10/15/18)	960,000	1,115,078
New York, NY, “E-1”, 6.25%, 10/15/28	40,000	46,299
New York, NY, “J”, FGIC, 5.5%, 2/15/26	5,000	5,022
Onondaga County, NY, General Obligation, 5%, 5/01/29	750,000	874,695

Issuer	Shares/Par	Value ($)
General Obligations - General Purpose - continued
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/17	$65,000	$64,566
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/18	50,000	49,369
		$11,621,099
Healthcare Revenue - Hospitals - 11.7%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/26	$450,000	$517,793
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/27	300,000	341,955
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/28	720,000	814,586
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/29	590,000	659,974
Chautauqua County, NY, Capital Resource Corp. Rev. (Women’s Christian Assn.), “A”, 8%, 11/15/30	550,000	567,485
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems),“A”, 5%, 7/01/44	1,000,000	1,083,160
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	215,000	246,156
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	245,000	277,524
Madison County, NY, Industrial Development Agency, Civic Facilities Rev. (Oneida), 5.25%, 2/01/27	1,425,000	1,515,887
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/30	165,000	190,902
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland Hospital of Rochester), 5%, 8/01/25	995,000	998,512
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/32	1,000,000	1,109,810
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/39	35,000	37,472
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/35	1,495,000	1,687,735
New York Dormitory Authority Rev., Non-State Supported Debt (Hospital Special Surgery), FHA, 6.25%, 8/15/34	1,995,000	2,346,100
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 7/01/26	2,000,000	2,263,900

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
New York Dormitory Authority Rev., Non-State Supported Debt (NYU Hospitals Center), “A”, 5.5%, 7/01/25	$750,000	$852,195
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), 6.25%, 12/01/37	750,000	819,810
New York, NY, Health & Hospital Corp. Rev., “A”, 5.5%, 2/15/23	1,000,000	1,102,180
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/39	1,290,000	1,400,605
Suffolk County, NY, Economic Development Corp. Rev. (Catholic Health Services of Long Island), 5%, 7/01/28	1,000,000	1,102,410
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29 (Prerefunded 7/01/19)	165,000	198,974
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39 (Prerefunded 7/01/19)	395,000	479,949
Westchester County, NY, Health Care Corp. Rev., “B”, 6%, 11/01/30	1,000,000	1,136,550
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	945,000	967,160
		$22,718,784
Healthcare Revenue - Long Term Care - 2.0%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Orchard Park CCRC, Inc. Project), 5%, 11/15/37	$750,000	$788,918
Suffolk County, NY, Economic Development Corp. Rev. (Peconic Landing at Southold, Inc.), 6%, 12/01/40	1,000,000	1,091,530
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Kendal at Ithaca, Inc. Project), “A”, 5%, 7/01/44	1,000,000	1,062,540
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	120,000	138,924
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	180,000	206,771
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 9/15/37	500,000	497,570
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/29	20,000	23,535
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/39	130,000	153,715
		$3,963,503
Human Services - 0.4%
New York Dormitory Authority Rev., Non-State Supported Debt (NYSARC, Inc.), “A”, 6%, 7/01/32	$705,000	$811,406

Issuer	Shares/Par	Value ($)
Industrial Revenue - Airlines - 0.3%
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.625%, 8/01/25	$350,000	$370,633
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.75%, 8/01/31	100,000	105,697
		$476,330
Industrial Revenue - Environmental Services - 0.6%
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/42	$1,160,000	$1,167,540

Industrial Revenue - Other - 0.6%
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev. (Bristol-Meyers Squibb Co.), 5.75%, 3/01/24	$1,000,000	$1,254,720

Industrial Revenue - Paper - 0.9%
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 4.5%, 1/01/25	$1,200,000	$1,283,808
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.15%, 4/01/21	470,000	470,973
		$1,754,781
Miscellaneous Revenue - Entertainment & Tourism - 1.0%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 7/15/40	$1,750,000	$1,990,940

Miscellaneous Revenue - Other - 6.8%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	$205,000	$214,984
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	315,000	329,068
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	1,380,000	1,393,828
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/40	1,500,000	1,573,440
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “3”, 7.25%, 11/15/44	500,000	590,755
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/40	1,665,000	1,907,541
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/49	2,500,000	2,823,825
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 11/15/44	1,000,000	1,111,700

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Miscellaneous Revenue - Other - continued
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/28	$3,000,000	$3,218,760
		$13,163,901
Multi-Family Housing Revenue - 3.5%
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 8/01/33	$400,000	$405,592
New York Housing Finance Agency Rev. (Affordable Housing), “D”, 5%, 11/01/40	1,520,000	1,573,337
New York Housing Finance Agency Rev., “A”, 5.1%, 8/15/41	730,000	730,504
New York Housing Finance Agency Rev., “A”, 5.25%, 11/01/41	1,000,000	1,041,680
New York, NY, City Housing Development Corp., Multifamily Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/48	1,500,000	1,589,835
New York, NY, City Housing Development Corp., Multifamily Housing Rev., “A”, 5.5%, 11/01/34	10,000	10,024
New York, NY, City Housing Development Corp., Multifamily Housing Rev., “C”, 5%, 11/01/26	500,000	500,695
New York, NY, City Housing Development Corp., Multifamily Housing Rev., “L-1”, 4.8%, 11/01/35	1,000,000	1,046,930
		$6,898,597
Sales & Excise Tax Revenue - 1.8%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/34	$1,000,000	$1,128,630
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/16	180,000	188,361
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	200,000	216,248
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/31	1,365,000	1,519,764
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/28 (Prerefunded 8/01/19)	10,000	11,630
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 8/01/40	540,000	337,511
		$3,402,144
State & Agency - Other - 0.5%
New York Dormitory Authority Rev. (State University) , “B”, FGIC, 5.25%, 5/15/19	$380,000	$414,766
New York Dormitory Authority Rev., City University System, AMBAC, 5.75%, 7/01/18	510,000	547,842
		$962,608
State & Local Agencies - 10.9%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.967%, 6/01/37	$1,430,000	$1,162,933
New York City Educational Construction Fund Rev., “A”, 5.75%, 4/01/33	1,860,000	2,226,308

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
New York Dormitory Authority Rev. (School Program), 6.25%, 7/01/20	$1,050,000	$1,055,345
New York Dormitory Authority Rev., City University System, “A”, 5.625%, 7/01/16	895,000	929,064
New York Dormitory Authority Rev., Non-State Supported Debt, “A”, 5%, 10/01/20	2,000,000	2,339,040
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 5%, 12/15/25	2,000,000	2,401,120
New York Dormitory Authority Rev., State Personal Income Tax, “D”, 5%, 3/15/23	1,300,000	1,568,151
New York Dormitory Authority Rev., State Personal Income Tax, “D”, 5%, 2/15/40	830,000	926,156
New York Dormitory Authority Rev., State University Educational Facilities, “A”, 5.875%, 5/15/17	1,130,000	1,190,817
New York Urban Development Corp. Rev., “D”, 5.625%, 1/01/28	2,000,000	2,275,960
New York Urban Development Corp. Rev., State Personal Income Tax, “C”, 5%, 12/15/18	3,000,000	3,388,050
New York Urban Development Corp. Rev., State Personal Income Tax, “C”, 5%, 3/15/28	1,000,000	1,179,110
United Nations Development Corp., “A”, 5%, 7/01/26	500,000	556,410
		$21,198,464
Tax - Other - 7.6%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$270,000	$299,498
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	90,000	99,712
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/47	3,000,000	3,419,880
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-2A”, 5%, 7/15/40	2,000,000	2,251,540
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 1/15/39	2,000,000	2,219,260
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-5”, 5%, 1/15/32	1,000,000	1,104,040
New York, NY, City Transitional Finance Authority Rev., “D”, 5%, 2/01/27	3,000,000	3,447,240
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 10/01/29	605,000	676,723
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/39	1,250,000	1,317,550
		$14,835,443
Tobacco - 3.5%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 6.25%, 6/01/37	$765,000	$663,110
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 5.3%, 6/01/37	1,235,000	1,065,175
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	355,000	419,237

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Tobacco - continued
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	$460,000	$462,295
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	645,000	498,579
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	1,025,000	805,640
New York County Tobacco Trust II, 5.625%, 6/01/35	790,000	791,090
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5%, 6/01/32	750,000	817,298
Tobacco Settlement Asset Securitization Corporation, NY, “1”, 5%, 6/01/26	400,000	405,616
TSASC, Inc., NY, “1”, 5.125%, 6/01/42	415,000	365,453
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 6/01/45	500,000	484,985
		$6,778,478
Toll Roads - 2.0%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	$205,000	$254,518
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	170,000	206,151
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 5%, 1/01/28	1,000,000	1,163,340
Triborough Bridge & Tunnel Authority Rev., NY, “A-2”, 5%, 11/15/29	2,000,000	2,225,800
		$3,849,809
Transportation - Special Tax - 1.2%
Metropolitan Transportation Authority Rev., NY, “C”, 6.5%, 11/15/28	$2,000,000	$2,339,600

Universities - Colleges - 18.9%
Albany, NY, Capital Resource Corp. Rev. (Albany College of Pharmacy Project), “A”, 5%, 12/01/33	$125,000	$140,218
Albany, NY, Capital Resource Corp. Rev. (The College Saint Rose), “A”, 5.625%, 7/01/31	1,000,000	1,098,320
Dobbs Ferry, NY, Local Development Corp. (Mercy College Project), 5%, 7/01/39	1,000,000	1,097,960
Hempstead, NY, Local Development Corp. Rev. (Adelphi University), “B”, 5.25%, 2/01/39	500,000	551,520
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/28	1,000,000	1,115,260
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	1,945,000	2,121,917
Madison County, NY, Capital Resource Corp. Rev. (Colgate University Project), “B”, 5%, 7/01/26	625,000	766,463
Madison County, NY, Capital Resource Corp. Rev. (Colgate University Project), “B”, 5%, 7/01/27	250,000	303,310

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “B”, 5.25%, 4/01/29	$1,325,000	$1,606,298
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 5%, 7/01/30	1,000,000	1,181,900
Monroe County, NY, Industrial Development Corp. Rev., “A”, 5%, 7/01/23	500,000	576,860
Monroe County, NY, Industrial Development Corp. Rev., “A”, 5%, 7/01/24	1,000,000	1,147,300
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	985,000	1,067,888
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/29	340,000	386,631
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/30	265,000	295,965
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/31	340,000	377,951
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/32	800,000	885,144
New York Dormitory Authority Rev. (New York University), “1”, AMBAC, 5.5%, 7/01/40	1,285,000	1,623,944
New York Dormitory Authority Rev., Non-State Supported Debt (Barnard College), “A”, 5%, 7/01/27	500,000	594,000
New York Dormitory Authority Rev., Non-State Supported Debt (Barnard College), “A”, 5%, 7/01/28	400,000	470,340
New York Dormitory Authority Rev., Non-State Supported Debt (Brooklyn Law School), 5.75%, 7/01/33	600,000	670,104
New York Dormitory Authority Rev., Non-State Supported Debt (Cornell University), “A”, 5%, 7/01/31	2,000,000	2,068,080
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai School of Medicine of New York University), 5.125%, 7/01/39	2,000,000	2,285,600
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), 5.25%, 7/01/48	1,955,000	2,186,824
New York Dormitory Authority Rev., Non-State Supported Debt (Pace University), “A”, 5%, 5/01/38	500,000	524,745
New York Dormitory Authority Rev., Non-State Supported Debt (St. John’s University), “A”, 5%, 7/01/27	1,535,000	1,813,526
New York Dormitory Authority Rev., Non-State Supported Debt (St. Josephs College), 5.25%, 7/01/35	2,000,000	2,128,480

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
New York Dormitory Authority Rev., Non-State Supported Debt (The New School), “A”, 5%, 7/01/28	$650,000	$766,727
Onondaga, NY, Civic Development Corp. Rev. (Le Moyne College Project), 5.375%, 7/01/40	2,000,000	2,146,460
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	80,000	68,244
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	135,000	114,426
Seneca County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Chiropractic), 5%, 10/01/27	500,000	529,700
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), 5%, 7/01/31	2,225,000	2,353,027
Troy, NY, Industrial Development Authority, Civic Facility Rev. (Rensselaer Polytechnic Institute), “E”, 5%, 9/01/31	1,000,000	1,099,740
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (Sarah Lawrence College Project), “A”, 6%, 6/01/41	595,000	670,868
		$36,835,740
Universities - Dormitories - 1.1%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 10/01/41	$2,000,000	$2,210,980

Universities - Secondary Schools - 2.5%
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/43 (n)	$750,000	$717,750
Build NYC Resource Corp. Rev. (South Bronx Charter School for International Cultures and the Arts), “A”, 5%, 4/15/43	1,000,000	1,008,100
Build NYC Resource Corp. Rev. (The Packer Collegiate Institute Project), 5%, 6/01/40	675,000	748,649
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41 (Prerefunded 8/15/19)	535,000	660,864
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/35	500,000	556,725
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/36	645,000	713,351
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/34	450,000	501,804
		$4,907,243

Issuer	Shares/Par	Value ($)
Utilities - Municipal Owned - 3.6%
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	$515,000	$573,638
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/39	155,000	176,285
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/44	180,000	203,515
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 5%, 5/01/21	1,500,000	1,729,335
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6.25%, 4/01/33	1,000,000	1,149,130
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	2,000,000	2,300,720
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/22	885,000	867,566
		$7,000,189
Utilities - Other - 0.8%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/38	$1,085,000	$1,428,674
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	115,000	124,755
		$1,553,429
Water & Sewer Utility Revenue - 4.5%
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/40	$315,000	$344,635
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/40	100,000	127,865
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 6/15/33	2,140,000	2,343,471
New York, NY, Municipal Water & Sewer Finance Authority Rev., 4.75%, 6/15/30	1,245,000	1,321,505
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “DD”, 5%, 6/15/34	2,000,000	2,295,620
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “GG”, 5%, 6/15/28	2,000,000	2,414,460
		$8,847,556
Total Municipal Bonds (Identified Cost, $173,073,083)		$186,609,620

Money Market Funds - 2.3%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	4,374,684	$4,374,684
Total Investments (Identified Cost, $177,447,767)		$190,984,304

Other Assets, Less Liabilities - 1.9%		3,726,637
Net Assets - 100.0%		$194,710,941

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

MFS NORTH CAROLINA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.6%

Issuer	Shares/Par	Value ($)
Airport Revenue - 4.3%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), AMBAC, 5%, 7/01/23	$1,430,000	$1,531,015
Charlotte, NC, Airport Rev., “A”, 4.75%, 7/01/28	1,250,000	1,368,500
Charlotte, NC, Airport Rev., “A”, 5%, 7/01/36	3,000,000	3,308,070
Charlotte, NC, Douglas International Airport Rev, “A”, 5%, 7/01/32	1,245,000	1,431,240
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	1,055,000	1,209,589
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	440,000	484,572
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	305,000	333,371
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/36	3,440,000	3,871,858
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	175,000	190,697
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	195,000	215,668
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	150,000	158,811
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	240,000	252,605
		$14,355,996
General Obligations - General Purpose - 2.1%
Buncombe County, NC, Limited Obligation, 5%, 6/01/28	$1,450,000	$1,745,104
Guam Government, “A”, 6.75%, 11/15/29	240,000	293,990
Guam Government, “A”, 7%, 11/15/39	265,000	327,156
Mecklenburg County, NC, “A”, 5%, 8/01/18	2,100,000	2,348,682
New Hanover County, NC, Public Improvement, “A”, 5%, 8/01/30	2,000,000	2,287,360
		$7,002,292
General Obligations - Schools - 3.0%
Johnston County, NC, “B”, 5%, 2/01/18	$1,425,000	$1,567,999
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “B”, AGM, 0%, 8/01/36	3,705,000	1,508,306
Wake County, NC, “C”, 5%, 3/01/24	5,570,000	6,910,866
		$9,987,171
Healthcare Revenue - Hospitals - 20.7%
Albemarle, NC, Hospital Authority Health Care Facilities Rev., 5.25%, 10/01/38 (Prerefunded 10/01/17)	$2,000,000	$2,177,080

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/31	$1,000,000	$1,042,750
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5.25%, 1/15/34	4,000,000	4,410,160
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44 (Prerefunded 8/15/19)	1,140,000	1,395,440
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	360,000	412,168
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	525,000	594,694
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	1,820,000	1,866,337
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/30	310,000	358,664
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/39	1,450,000	1,640,255
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	790,000	883,986
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/39	1,110,000	1,226,239
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/39	55,000	58,884
North Carolina Hospital Authority Mortgage Rev. (Johnston Memorial), AGM, 5.25%, 10/01/36	1,960,000	2,174,150
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.375%, 7/01/26	2,000,000	2,346,060
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.5%, 7/01/31	1,000,000	1,158,980
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cleveland County HealthCare System), 5.75%, 1/01/35 (Prerefunded 1/01/21)	800,000	978,352
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/35	1,620,000	1,789,112

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/42	$3,500,000	$3,894,380
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/42	2,420,000	2,705,850
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), “A”, 5.25%, 11/01/40	3,000,000	3,343,080
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/30	5,250,000	5,817,158
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/33	3,000,000	3,311,880
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 10/01/31	4,355,000	4,803,086
North Carolina Medical Care Commission, Health Care Facilities Rev., “A”, 5%, 10/01/38	1,825,000	1,980,727
North Carolina Medical Care Commission, Health System Rev. (Mission Health Combined Group), 5%, 10/01/36	2,000,000	2,262,160
North Carolina Medical Care Commission, Health System Rev. (Mission Health System, Inc.), 5%, 10/01/25	1,600,000	1,739,088
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 6/01/29	2,215,000	2,489,084
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5%, 6/01/34	2,000,000	2,196,780
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), Capital Appreciation, AMBAC, 0%, 11/01/15	1,140,000	1,139,840
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 10/01/38	1,000,000	1,069,810
Onslow County, NC, Hospital Authority (Onslow Memorial Hospital Project), NATL, 5%, 10/01/26	1,155,000	1,195,021
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/39 (Prerefunded 9/01/18)	2,040,000	2,474,112
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 11/15/39	470,000	571,435
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29 (Prerefunded 7/01/19)	270,000	325,593
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39 (Prerefunded 7/01/19)	635,000	771,563
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39 (Prerefunded 2/15/19)	2,195,000	2,605,948
		$69,209,906

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Long Term Care - 2.6%
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/35	$1,500,000	$1,562,910
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne Project), 5.25%, 10/01/37	1,500,000	1,531,005
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/37	1,500,000	1,505,610
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 5.875%, 1/01/31	480,000	510,643
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 6%, 1/01/39	1,520,000	1,625,427
North Carolina Medical Care Commission, Retirement Facilities Rev. (The United Methodist Retirement Homes), “A”, 5%, 10/01/33	1,590,000	1,632,389
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/29	35,000	41,187
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/39	220,000	260,132
		$8,669,303
Human Services - 0.3%
North Carolina Medical Care Commission, Health Care Facilities Rev., “A” (ARC Projects), 5.8%, 10/01/34	$1,000,000	$1,002,420

Industrial Revenue - Paper - 0.3%
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), 5.7%, 5/01/34	$1,000,000	$1,117,120

Miscellaneous Revenue - Other - 2.3%
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2/01/25	$1,000,000	$1,221,490
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	420,000	440,454
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	640,000	668,582
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	1,700,000	1,717,034
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/40	3,145,000	3,603,132

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Miscellaneous Revenue - Other - continued
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/40	$100,000	$112,409
		$7,763,101
Multi-Family Housing Revenue - 0.2%
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 1/01/22	$730,000	$753,316

Port Revenue - 0.3%
North Carolina Ports Authority Facilities Rev., “A”, 5.25%, 2/01/40	$1,000,000	$1,121,220

Sales & Excise Tax Revenue - 1.9%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/30	$1,675,000	$1,946,115
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/36	1,140,000	1,252,450
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/31	2,385,000	2,655,411
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/28 (Prerefunded 8/01/19)	15,000	17,445
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 8/01/40	970,000	606,269
		$6,477,690
Single Family Housing - State - 1.5%
North Carolina Housing Finance Agency Rev., “23-A”, 4.8%, 1/01/37	$1,160,000	$1,164,141
North Carolina Housing Finance Agency Rev., “24-A”, 4.75%, 7/01/26	1,260,000	1,264,347
North Carolina Housing Finance Agency Rev., “29-A”, 4.85%, 7/01/38	1,205,000	1,218,653
North Carolina Housing Finance Agency Rev., “31-A”, 5.25%, 7/01/38	1,285,000	1,322,394
		$4,969,535
State & Local Agencies - 14.2%
Asheville, NC, Limited Obligation, 5%, 4/01/28	$400,000	$459,416
Charlotte, NC, COP (NASCAR Hall of Fame), “C”, 5%, 6/01/39	5,130,000	5,658,082
Charlotte, NC, COP (Transit Projects), 5%, 6/01/33	3,000,000	3,252,810
Charlotte, NC, COP (Transit Projects/Phase II), “B”, 5%, 6/01/26	1,250,000	1,507,475
Charlotte, NC, COP, “E”, 5%, 6/01/26	760,000	836,380
Charlotte, NC, COP, “E”, 5%, 6/01/34	2,000,000	2,205,880
Chatham County, NC, Limited Obligation Bond, 5%, 11/01/28	2,345,000	2,787,314
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.967%, 6/01/37	2,310,000	1,878,584
Harnett County, NC, 5%, 6/01/28	45,000	45,169
Harnett County, NC, COP, ASSD GTY, 5%, 6/01/29	400,000	439,388

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
Iredell County, NC, Public Facilities (School Projects), AGM, 5.125%, 6/01/27	$3,230,000	$3,548,543
Mecklenburg County, NC, COP, “A”, 5%, 2/01/28	350,000	396,407
Mooresville, NC, Certificates of Participation, 5%, 9/01/32	3,120,000	3,380,083
Nash County, NC, Limited Obligation, ASSD GTY, 5%, 10/01/30	2,000,000	2,273,820
North Carolina Capital Improvement Obligation, “A”, 5%, 5/01/26 (Prerefunded 5/01/19)	1,450,000	1,654,552
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 10/01/24	750,000	888,435
Pitt County, NC, Limited Obligation, “A”, 5%, 4/01/35	2,000,000	2,152,460
Salisbury, NC, COP, ASSD GTY, 5.625%, 3/01/26	1,000,000	1,108,020
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2009”, 5%, 6/01/32	3,000,000	3,352,770
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2010”, 5%, 1/01/33	6,000,000	6,830,040
Wilmington, NC, COP, “A”, 5%, 6/01/38	2,650,000	2,870,427
		$47,526,055
Tax - Other - 1.5%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$420,000	$465,885
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	145,000	160,647
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 10/01/29	1,005,000	1,124,143
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/29	305,000	326,063
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/39	350,000	368,914
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/25	305,000	334,725
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 10/01/29	2,090,000	2,267,671
		$5,048,048
Tax Assessment - 0.3%
Mooresville, NC, Special Assessment Rev., 5.375%, 3/01/40	$1,000,000	$1,007,380

Tobacco - 1.4%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 6.25%, 6/01/37	$1,295,000	$1,122,519
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	1,975,000	2,332,376
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	940,000	944,691
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	540,000	417,415
		$4,817,001

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Toll Roads - 0.9%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	$435,000	$540,074
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	350,000	424,428
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	725,000	818,793
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	1,160,000	1,259,006
		$3,042,301
Transportation - Special Tax - 4.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/28	$1,715,000	$1,703,835
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ETM, AGM, 6%, 7/01/18	5,810,000	6,319,363
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 7/01/28	2,300,000	2,639,549
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 7/01/36	3,000,000	3,388,230
		$14,050,977
Universities - Colleges - 15.1%
Appalachian State University, NC, Rev., 4%, 10/01/19	$1,080,000	$1,198,724
Florida State University Board of Governors, System Improvement Rev., 6.25%, 7/01/30	1,000,000	1,137,940
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	2,000,000	2,181,920
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	1,545,000	1,675,012
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University), 5.25%, 3/01/33	1,000,000	1,083,620
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/28	980,000	1,089,466
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/29	865,000	961,032
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/31	2,000,000	2,211,300
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/38	1,000,000	1,103,640

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
North Carolina Capital Facilities, Finance Agency Rev. (Davidson College), 5%, 3/01/45	$1,500,000	$1,665,630
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 10/01/38	2,500,000	2,782,575
North Carolina Capital Facilities, Finance Agency Rev. (Meredith College), 6%, 6/01/31	3,240,000	3,454,780
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/41	450,000	502,434
Puerto Rico Industrial Tourist Authority (University Plaza), “A”, NATL, 5%, 7/01/20	2,180,000	2,166,658
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	170,000	145,019
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	275,000	233,090
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/31	115,000	84,320
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/42	55,000	40,217
University of North Carolina, Chapel Hill, 5%, 12/01/31	3,250,000	3,522,577
University of North Carolina, Chapel Hill, “A”, ASSD GTY, 5%, 4/01/34	200,000	221,096
University of North Carolina, Charlotte, Rev., 5%, 4/01/43	1,715,000	1,910,784
University of North Carolina, Greensboro, Rev., 5%, 4/01/26	3,000,000	3,442,380
University of North Carolina, Greensboro, Rev., 5%, 4/01/39	2,000,000	2,259,780
University of North Carolina, Raleigh, Rev., “A”, 5%, 10/01/29	5,000,000	5,881,700
University of North Carolina, Systems Pool Rev. (General Trust Indenture), “C”, 5.5%, 10/01/34	1,890,000	2,118,085
University of North Carolina, Systems Pool Rev., “B”, 5.125%, 10/01/34	2,000,000	2,225,000
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 4/01/24	1,615,000	1,885,803
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 4/01/25	1,705,000	1,987,655
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/35	195,000	203,765
Winston-Salem State University, NC, General Rev., 5%, 4/01/33	1,000,000	1,096,920
		$50,472,922

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Dormitories - 2.1%
University of North Carolina, Wilmington, COP (Student Housing Project), FGIC, 5%, 6/01/28	$1,825,000	$1,882,925
University of North Carolina, Wilmington, Limited Obligation, Refunding Student Housing Projects, 5%, 6/01/28	3,045,000	3,522,060
Winston-Salem State University, NC, Student Housing Project Rev., 5%, 6/01/29	1,550,000	1,711,510
		$7,116,495
Utilities - Cogeneration - 0.1%
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/45	$450,000	$462,902

Utilities - Municipal Owned - 6.4%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/20	$1,000,000	$1,162,310
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/21	1,000,000	1,176,010
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	520,000	598,187
North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 1/01/18	14,245,000	15,895,283
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, 5%, 1/01/30	2,500,000	2,759,100
		$21,590,890
Utilities - Other - 1.8%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	$1,695,000	$2,263,283
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	1,055,000	1,184,048
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	1,290,000	1,494,646
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/21	805,000	897,680
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	255,000	276,632
		$6,116,289
Water & Sewer Utility Revenue - 10.1%
Asheville, NC, Water & Sewer Systems Rev., NATL, 5%, 8/01/32	$1,000,000	$1,079,800
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 6/01/40	1,250,000	1,424,188
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 8/01/35	3,000,000	3,308,430
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 8/01/36	4,410,000	4,956,664
Durham County, NC, Enterprise Systems Rev., 5%, 6/01/29	1,590,000	1,826,942
Fayetteville, NC, Public Works Commission Rev., “B”, 5%, 3/01/35	1,750,000	1,939,420
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., “A”, AGM, 5%, 11/01/33	2,400,000	2,620,536

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
High Point, NC, Combined Enterprise System Rev., AGM, 5%, 11/01/33	$2,000,000	$2,212,960
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	95,000	103,712
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	60,000	65,689
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	140,000	152,510
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	115,000	124,032
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/29	1,400,000	1,641,150
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.625%, 6/01/30	500,000	577,205
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/31	1,600,000	1,855,136
Oak Island, NC, Enterprise System Rev., ASSD GTY, 6%, 6/01/34	1,000,000	1,178,170
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.75%, 6/01/36	800,000	926,536
Raleigh, NC, Combined Enterprise Systems Rev., “A”, 5%, 3/01/29	3,145,000	3,688,330
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 6/01/34	2,000,000	2,246,580
Winston-Salem, NC, Water & Sewer Systems Rev., “A”, 5%, 6/01/31	750,000	885,690
Winston-Salem, NC, Water & Sewer Systems Rev., “A”, 5%, 6/01/32	750,000	882,517
		$33,696,197
Total Municipal Bonds (Identified Cost, $304,535,230)		$327,376,527

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	3,268,186	$3,268,186
Total Investments (Identified Cost, $307,803,416)		$330,644,713

Other Assets, Less Liabilities - 1.4%		4,601,763
Net Assets - 100.0%		$335,246,476

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

MFS PENNSYLVANIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.5%

Issuer	Shares/Par	Value ($)
Airport and Port Revenue - 2.5%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	$335,000	$384,083
Philadelphia, PA, Airport Rev., “A”, AGM, 5%, 6/15/40	2,000,000	2,192,320
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	55,000	59,934
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	65,000	71,889
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	45,000	47,643
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	80,000	84,202
		$2,840,071
General Obligations - General Purpose - 8.2%
Cambria County, PA, BAM, 5%, 8/01/20	$1,000,000	$1,149,550
Commonwealth of Pennsylvania, 5%, 4/15/19	1,000,000	1,127,640
Commonwealth of Pennsylvania, 5%, 6/01/20	1,500,000	1,729,890
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/20	315,000	313,063
Guam Government, “A”, 6.75%, 11/15/29	75,000	91,872
Guam Government, “A”, 7%, 11/15/39	90,000	111,110
Luzerne County, PA, AGM, 6.75%, 11/01/23	460,000	543,232
Penn Hills, PA, Capital Appreciation, “D”, 0%, 12/01/32	595,000	321,913
Philadelphia, PA, Redevelopment Authority City Agreement Rev., “A”, 5%, 4/15/28	1,000,000	1,137,030
Philadelphia, PA, Redevelopment Authority Rev., BAM, 5%, 4/15/24	1,000,000	1,143,130
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/17	380,000	377,465
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/18	275,000	271,530
Township of Cranberry Butler County, PA, 5%, 10/01/35	1,000,000	1,159,540
		$9,476,965
General Obligations - Schools - 11.1%
Carlisle, PA, School District, 5%, 9/01/26	$1,000,000	$1,139,970
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/31	1,150,000	669,657
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/33	760,000	409,389
Daniel Boone, PA, School District Rev., 5%, 8/15/32 (Prerefunded 8/15/18)	160,000	178,747
Daniel Boone, PA, School District Rev., 5%, 8/15/32 (Prerefunded 8/15/18)	110,000	122,889

Issuer	Shares/Par	Value ($)
General Obligations - Schools - continued
Daniel Boone, PA, School District Rev., 5%, 8/15/32	$230,000	$250,387
Deer Lakes, PA, School District, ASSD GTY, 5.375%, 4/01/34	1,275,000	1,429,301
Northampton County, PA, Area School District, “A”, 5%, 10/01/33	1,000,000	1,133,580
Northampton County, PA, Area School District, “A”, 5%, 10/01/34	1,210,000	1,367,542
Pittsburgh, PA, School District, “B”, 5%, 9/01/21	1,000,000	1,171,740
Reading, PA, School District, “A”, 5%, 4/01/18	1,000,000	1,074,790
Reading, PA, School District, “A”, 5%, 4/01/20	665,000	739,433
Scranton, PA, School District, “A”, AGM, 5%, 7/15/27	1,340,000	1,417,546
West Chester, PA, Area School District, “A”, 5%, 5/15/24	500,000	619,640
Whitehall-Coplay, PA, School District, “A”, AGM, 5.375%, 11/15/34	1,000,000	1,081,680
		$12,806,291
Healthcare Revenue - Hospitals - 19.0%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), 5%, 9/01/18	$500,000	$556,880
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 8/15/29	1,000,000	1,118,320
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A”, 5%, 11/01/40	1,500,000	1,630,365
Butler County, PA, Hospital Authority Rev. (Butler Health System), 7.25%, 7/01/39 (Prerefunded 7/01/19)	500,000	612,110
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 6.25%, 11/15/41	500,000	578,770
Chester County, PA, Health & Educational Facilities Authority Rev. (Chester County Junior High School), “A”, 5%, 5/15/40	1,000,000	1,092,510
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), “A”, 5.75%, 6/01/20	750,000	860,910
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/40	305,000	331,166
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	705,000	798,180
Geisinger Authority, PA, Health System Rev., “A”, 5.125%, 6/01/34	1,000,000	1,096,240
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/28	500,000	574,200

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	$165,000	$188,910
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	150,000	169,913
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 6/01/25	335,000	381,438
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	390,000	441,195
Lehigh County, PA, General Purpose Authority Hospital Rev. (Lehigh Valley Hospital), NATL, 7%, 7/01/16	45,000	46,848
Lycoming County, PA, Health Authority Rev. (Susquehanna Health System), “A”, 5.75%, 7/01/39	750,000	808,545
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/30	105,000	121,483
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5%, 1/01/27	250,000	259,828
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5.125%, 1/01/37	250,000	259,200
Montgomery County, PA, Industrial Development Authority Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/30	500,000	542,820
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/39	20,000	21,412
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 8/15/40	500,000	543,235
Pennsylvania Higher Educational Facilities Authority Rev. (University of Pennsylvania Health System), 5%, 8/15/29	1,000,000	1,168,520
Pennsylvania Higher Educational Facilities Authority Rev. (University of Pittsburgh Medical Center), “E”, 5%, 5/15/19	730,000	825,564
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (The Children’s Hospital of Philadelphia), “C”, 5%, 7/01/25	1,000,000	1,149,630
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/39	810,000	879,449
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), 6%, 6/01/25 (Prerefunded 6/01/18)	430,000	487,624
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), 6%, 6/01/25	320,000	350,733
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/44	1,000,000	1,099,510
St. Mary Hospital Authority, PA, Health System Rev. (Catholic Health East), “A”, 5%, 11/15/33	500,000	556,455

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 11/15/39	$155,000	$188,452
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), “B”, 5.625%, 1/01/32	500,000	586,430
Westmoreland County, PA, Industrial Development Authority Rev. (Excela Health Project), 5.125%, 7/01/30	1,000,000	1,084,200
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	485,000	496,373
		$21,907,418
Healthcare Revenue - Long Term Care - 4.1%
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/37	$300,000	$302,799
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 12/01/22	250,000	255,625
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/40	500,000	532,275
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/41	500,000	518,690
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/39 (Prerefunded 1/01/19)	450,000	526,424
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/39	50,000	57,228
Lancaster County, PA, Hospital Authority Health System Rev. (Landis Homes Retirement Community Project), “A”, 5%, 7/01/45	500,000	505,350
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/35	500,000	554,600
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (Lanier Village Estates, Inc.), “A-1”, 6.25%, 11/15/29	250,000	281,605
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/50	400,000	404,252
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	65,000	75,251
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	105,000	120,617
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/30	500,000	534,600
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/29	10,000	11,768

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Long Term Care - continued
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/39	$70,000	$82,769
		$4,763,853
Industrial Revenue - Environmental Services - 0.4%
Delaware County, PA, Industrial Development Authority Rev. (Covanta Project), “A”, 5%, 7/01/43	$500,000	$501,745

Industrial Revenue - Other - 1.1%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 3/01/31	$1,000,000	$1,237,500

Miscellaneous Revenue - Other - 1.6%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	$145,000	$152,062
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	225,000	235,049
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	580,000	585,812
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/34	750,000	803,445
		$1,776,368
Sales & Excise Tax Revenue - 1.0%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/30	$580,000	$673,879
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/16	120,000	125,574
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	135,000	145,967
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 8/01/40	380,000	237,508
		$1,182,928
Single Family Housing - Local - 0.2%
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “VV”, GNMA, 4.95%, 11/01/37	$270,000	$273,521

Single Family Housing - State - 0.9%
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “97-A”, 4.5%, 10/01/22	$1,000,000	$1,018,760

Solid Waste Revenue - 0.6%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 7/01/19	$160,000	$160,554

Issuer	Shares/Par	Value ($)
Solid Waste Revenue - continued
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/32	$500,000	$553,340
		$713,894
State & Local Agencies - 3.7%
Commonwealth Financing Authority Rev., “A-2”, 5%, 6/01/36	$1,500,000	$1,640,205
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 8/01/18	815,000	904,601
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.967%, 6/01/37	745,000	605,864
Pennsylvania Industrial Development Authority, Economic Development Authority Rev., 5.5%, 7/01/23 (Prerefunded 7/01/18)	60,000	67,627
Pennsylvania Industrial Development Authority, Economic Development Authority Rev., 5.5%, 7/01/23 (Prerefunded 7/01/18)	440,000	495,933
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/34	500,000	568,575
		$4,282,805
Tax - Other - 1.0%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/35	$750,000	$785,505
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	140,000	155,295
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	45,000	49,856
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	125,000	140,733
		$1,131,389
Tax Assessment - 0.2%
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 7/01/35	$220,000	$222,906

Tobacco - 1.7%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 5.3%, 6/01/37	$665,000	$573,556
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	755,000	891,617
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	310,000	311,547
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	165,000	127,543
Virgin Islands Tobacco Settlement Financing Corp., 5%, 5/15/21	40,000	40,001
		$1,944,264
Toll Roads - 1.4%
Delaware River Port Authority Rev., 5%, 1/01/29	$1,145,000	$1,322,120

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Toll Roads - continued
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	$140,000	$173,817
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	110,000	133,392
		$1,629,329
Transportation - Special Tax - 1.0%
Pennsylvania Turnpike Commission (Motor License Fund), “B”, 5%, 12/01/30	$1,000,000	$1,120,810

Universities - Colleges - 18.6%
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), 5%, 3/01/33	$1,250,000	$1,337,475
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, 5%, 3/01/32	500,000	569,625
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, SYNCORA, 5%, 3/01/24	1,000,000	1,020,190
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 10/15/38	250,000	270,773
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.75%, 10/15/40	500,000	540,295
Commonwealth of Pennsylvania, State Public School Building Authority Rev. (Montgomery County Community College), 5%, 5/01/33	1,000,000	1,128,180
Crawford County, PA, Industrial Development Authority, College Rev., “A”, 6%, 11/01/31	250,000	280,193
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), 5%, 11/01/26	1,000,000	1,076,490
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), “HH1”, 5%, 11/01/39	300,000	322,308
Delaware County, PA, Authority University Rev. (Neumann University), 5.25%, 10/01/31	565,000	601,476
Delaware County, PA, Authority University Rev. (Neumann University), 6.125%, 10/01/34	750,000	831,683
Delaware County, PA, Authority University Rev. (Villanova University), 5.25%, 12/01/31	350,000	393,460
Erie, PA, Higher Education Building Authority Rev. (Gannon University), “A”, 5.5%, 5/01/40	1,000,000	1,077,440
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	1,050,000	1,145,508
Lancaster, PA, Higher Education Authority College Rev. (Franklin & Marshall College), 5%, 4/15/37	500,000	539,610
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	505,000	547,496

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Northampton County, PA, General Purpose Authority Rev. (Lafayette College), 5%, 11/01/34	$250,000	$273,368
Northampton County, PA, General Purpose Authority Rev. (Lehigh University), 5.5%, 11/15/33	500,000	561,505
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), NATL, 5%, 5/01/37	630,000	671,952
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), “A”, 5.25%, 5/01/27	500,000	521,510
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), “A”, 5%, 5/01/37	500,000	512,815
Pennsylvania Higher Educational Facilities Authority Rev. (Philadelphia University), 5.5%, 6/01/20	500,000	511,690
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 11/01/41	500,000	554,805
Philadelphia, PA, Authority for Industrial Development Rev. (Temple University), 5%, 4/01/27	805,000	946,551
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	95,000	80,522
Snyder County, PA, Higher Education Authority Rev. (Susquehanna University), 5%, 1/01/38	1,000,000	1,081,200
Union County, PA, Higher Educational Facilities Financing Authority, University Rev. (Bucknell University), “B”, 5%, 4/01/27	520,000	626,917
Washington County, PA, Industrial Development Authority College Rev. (Washington Jefferson College), 5.25%, 11/01/30	1,000,000	1,126,300
Wilkes-Barre, PA, Finance Authority Rev. (The University of Scranton), 5%, 11/01/35	1,000,000	1,110,680
Wilkes-Barre, PA, Finance Authority Rev. (The University of Scranton), “A”, 5%, 11/01/26	1,000,000	1,166,280
		$21,428,297
Universities - Dormitories - 3.2%
Clarion County, PA, Industrial Development Authority Student Housing Rev. (Clarion University Foundation, Inc.), “A”, 5%, 7/01/45	$1,000,000	$1,035,780
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/46	1,000,000	1,032,120
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 7/01/43	1,000,000	1,065,220

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Dormitories - continued
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 6.25%, 10/01/43	$500,000	$552,495
		$3,685,615
Universities - Secondary Schools - 3.1%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41 (Prerefunded 8/15/19)	$345,000	$426,165
Montgomery County, PA, Higher Education & Health Authority Refunding Rev. (The Hill School Project), 5%, 8/15/25	150,000	182,544
Montgomery County, PA, Higher Education & Health Authority Refunding Rev. (The Hill School Project), 5%, 8/15/26	210,000	252,911
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/37	500,000	534,335
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Charter School), 6.375%, 11/15/40	500,000	533,150
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 8/01/35	665,000	735,842
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/43	400,000	421,128
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/43	400,000	449,256
		$3,535,331
Utilities - Investor Owned - 2.7%
Clarion County, PA, Industrial Development Authority, Water Facility Rev. (Pennsylvania American Water Co.), 5.5%, 12/01/39	$1,000,000	$1,087,840
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/20	415,000	486,990
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/29 (Put Date 8/01/16)	110,000	113,880
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (PPL Energy Supply LLC), 5%, 12/01/37 (Put Date 9/01/20)	250,000	252,323
Pennsylvania Economic Development Financing Authority, Water Facilities Rev. (Aqua Pennsylvania, Inc.), “A”, 5%, 10/01/39	1,000,000	1,111,390
		$3,052,423
Utilities - Municipal Owned - 2.0%
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	$315,000	$350,866
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/39	95,000	108,045
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/44	105,000	118,717

Issuer	Shares/Par	Value ($)
Utilities - Municipal Owned - continued
Philadelphia, PA, Gas Works Rev., 5%, 8/01/31	$500,000	$567,730
Philadelphia, PA, Gas Works Rev., 5.25%, 8/01/40	1,000,000	1,109,820
		$2,255,178
Utilities - Other - 1.9%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	$545,000	$727,722
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/38	280,000	368,690
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	420,000	471,374
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	235,000	270,346
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/21	255,000	284,358
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	75,000	81,362
		$2,203,852
Water & Sewer Utility Revenue - 6.3%
Allegheny County, PA, Sanitation Authority Sewer Rev., BAM, 5%, 12/01/30	$500,000	$579,935
Allegheny County, PA, Sanitation Authority Sewer Rev., AGM, 5%, 6/01/40	1,000,000	1,125,410
Bucks County, PA, Water & Sewer Authority, Water System Rev., 5%, 12/01/33	1,000,000	1,110,650
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 12/01/42	500,000	530,870
Delaware County, PA, Regional Water Quality Control Authority Rev., 5%, 5/01/27	450,000	532,449
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/20	45,000	51,357
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/21	120,000	138,134
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/40	260,000	284,461
Harrisburg, PA, Water Authority Rev., 5.25%, 7/15/31	1,000,000	1,015,070
Philadelphia, PA, Water & Wastewater Rev., “A”, 5.25%, 1/01/32	1,000,000	1,098,840
St. Mary’s, PA, Water Authority Rev., 5.15%, 2/01/30	750,000	819,225
		$7,286,401
Total Municipal Bonds (Identified Cost, $104,317,690)		$112,277,914

Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	1,843,816	$1,843,816
Total Investments (Identified Cost, $106,161,506)		$114,121,730

Other Assets, Less Liabilities - 0.9%		990,296
Net Assets - 100.0%		$115,112,026

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 9/30/15

Futures Contracts at 9/30/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	28	$3,604,563	December - 2015	$(31,161)

At September 30, 2015, the fund had cash collateral of $37,800 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” on the Statements of Assets and Liabilities.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

MFS SOUTH CAROLINA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.1%

Issuer	Shares/Par	Value ($)
Airport Revenue - 3.2%
Charleston County, SC, Airport District Rev., “A”, 5.25%, 7/01/21	$2,000,000	$2,348,000
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	220,000	242,283
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	155,000	169,418
Horry County, SC, Airport Rev. (Myrtle Beach International Airport), “A”, 5%, 7/01/40	2,250,000	2,466,563
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	90,000	98,073
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	10,000	11,060
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	75,000	79,406
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	120,000	126,302
		$5,541,105
General Obligations - General Purpose - 8.4%
Aiken County, SC, County Administration Building Project, 5%, 3/01/25	$910,000	$1,075,702
Charleston County, SC, General Obligation, Transportation Sales Tax, 5%, 11/01/20	2,000,000	2,363,520
Clinton, SC, Laurens County School District, ASSD GTY, 6.125%, 3/01/33	1,000,000	1,155,900
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/20	470,000	467,110
Guam Government, “A”, 5.25%, 11/15/37	280,000	306,076
Guam Government, “A”, 7%, 11/15/39	50,000	61,728
Richland County, SC, General Obligation, “B”, 5%, 3/01/23	1,000,000	1,221,600
South Carolina, State Highway, “A”, 5%, 6/01/18	3,000,000	3,337,710
York County, SC, 5%, 11/01/20	2,675,000	3,160,004
York County, SC, 5%, 11/01/21	1,000,000	1,201,850
		$14,351,200
General Obligations - Schools - 9.5%
Anderson County, SC, School District, “A”, 5%, 3/01/21	$1,065,000	$1,264,166
Anderson County, SC, School District, “A”, 5%, 3/01/26	1,240,000	1,544,519
Chesterfield County, SC, School District, 5%, 3/01/25	3,000,000	3,490,260
Lexington County, SC, School District No. 1, “A”, 5%, 3/01/23	1,030,000	1,245,260
Oconee County, GA, General Obligation, “A”, 5%, 3/01/19	465,000	528,621

Issuer	Shares/Par	Value ($)
General Obligations - Schools - continued
Oconee County, GA, General Obligation, “A”, 5%, 3/01/22	$805,000	$967,996
Orangeburg County, SC, Consolidated School District, 4%, 4/01/19	1,315,000	1,447,605
Richland County, SC, School District No. 1, “A”, 5%, 3/01/25	2,000,000	2,354,360
Richland County, SC, School District No. 1, “A”, 5%, 3/01/29	3,000,000	3,449,400
		$16,292,187
Healthcare Revenue - Hospitals - 16.2%
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/40	$400,000	$434,316
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	925,000	1,047,257
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, 5%, 11/01/37	3,000,000	3,310,770
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 5/01/20	3,400,000	3,803,716
Greenwood County, SC, Hospital Rev. (Self Regional Healthcare), 5.375%, 10/01/39	1,000,000	1,099,250
Greenwood County, SC, Hospital Rev. (Self Regional Healthcare), “B”, 5%, 10/01/31	1,950,000	2,143,791
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/28	550,000	631,620
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	480,000	587,554
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	155,000	177,461
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	180,000	203,895
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	605,000	684,418
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	865,000	979,431
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/32	1,500,000	1,593,210
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5%, 11/01/26	500,000	569,850
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	465,000	476,839
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	400,000	447,588

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/39	$445,000	$491,600
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 1/01/29 (Prerefunded 1/01/19)	585,000	685,450
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/39	915,000	1,109,712
South Carolina Jobs & Economic Development Authority Hospital Rev. (Conway Hospital, Inc.), 5%, 7/01/37	1,250,000	1,338,525
South Carolina Jobs & Economic Development Authority Hospital Rev. (Palmetto Health), 5.75%, 8/01/39	275,000	296,915
South Carolina Jobs & Economic Development Authority Hospital Rev. (Palmetto Health), “A”, 5.25%, 8/01/30	1,000,000	1,124,080
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Anmed Health), “B”, ASSD GTY, 5.5%, 2/01/38	1,500,000	1,667,625
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Tuomey Health), CIFG, 5%, 11/01/30	375,000	342,971
Spartanburg County, SC, Regional Health Services District, “A”, 5%, 4/15/37	2,000,000	2,161,880
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29	105,000	126,620
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39	255,000	309,840
		$27,846,184
Healthcare Revenue - Long Term Care - 1.0%
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/47	$210,637	$203,077
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	152,775	15,219
South Carolina Jobs & Economic Development Authority, Health & Facilities Rev., First Mortgage (Wesley Commons), 5.125%, 10/01/26	400,000	401,936
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5%, 5/01/43	750,000	768,083
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/48	250,000	256,160
		$1,644,475
Industrial Revenue - Chemicals - 0.6%
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 1/01/24	$1,000,000	$1,002,540

Issuer	Shares/Par	Value ($)
Industrial Revenue - Other - 0.6%
Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina Eastman Co.), ETM, 6.75%, 5/01/17	$1,000,000	$1,093,090

Industrial Revenue - Paper - 0.7%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/23	$1,000,000	$1,065,660
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	100,000	121,845
		$1,187,505
Miscellaneous Revenue - Other - 0.5%
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	$835,000	$843,367
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/40	45,000	50,584
		$893,951
Multi-Family Housing Revenue - 0.6%
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5%, 2/20/38	$1,000,000	$1,009,650

Port Revenue - 0.2%
South Carolina Ports Authority, Ports Rev., 5.25%, 7/01/40	$250,000	$279,003

Sales & Excise Tax Revenue - 0.8%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	$725,000	$816,879
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	200,000	216,248
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 8/01/57	395,000	244,904
		$1,278,031
Single Family Housing - State - 1.2%
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 8/01/26	$830,000	$833,403
South Carolina Housing, Finance & Development Authority Rev., “C-2”, AGM, 4.6%, 7/01/32	1,135,000	1,140,777
		$1,974,180
Solid Waste Revenue - 0.6%
Three Rivers, SC, Solid Waste Authority Rev., 5%, 10/01/28 (Prerefunded 10/01/17)	$1,000,000	$1,085,780

State & Local Agencies - 10.4%
Berkeley County, SC, General Obligation, “A”, 5%, 3/01/24	$1,000,000	$1,223,300
Berkeley County, SC, School District Special Obligation, 5%, 12/01/20	800,000	921,528

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
Berkeley County, SC, School District Special Obligation, 5%, 12/01/21	$1,000,000	$1,162,860
Charleston County, SC, Special Source Rev., “C”, 5%, 12/01/21	1,000,000	1,186,510
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), 5%, 12/01/31	3,720,000	3,920,917
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), “B”, 5%, 12/01/30	3,595,000	4,165,994
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.967%, 6/01/37	1,330,000	1,081,609
Greenville County, SC, School District Installment Purchase Rev., AGM, 5%, 12/01/28	680,000	716,727
Lexington County, SC, One School Facilities Corp. Installment Purchase Rev. (School District No.1 SC Project), 5%, 12/01/30	725,000	822,592
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/39	290,000	334,976
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/28	2,000,000	2,329,220
		$17,866,233
Tax - Other - 4.2%
Greenville County, SC, Hospitality Tax Rev., AGM, 5%, 4/01/22	$1,025,000	$1,176,587
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 4/01/29	750,000	838,733
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 4/01/30	500,000	560,300
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	180,000	199,665
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	60,000	66,475
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	160,000	180,138
Virgin Islands Public Finance Authority Rev., “A”, 5%, 10/01/24	585,000	670,866
Virgin Islands Public Finance Authority Rev., “A”, 5%, 10/01/29	585,000	643,248
Virgin Islands Public Finance Authority Rev., “A”, 5%, 10/01/32	2,100,000	2,244,207
Virgin Islands Public Finance Authority Rev., “A”, 5%, 10/01/34	580,000	624,393
		$7,204,612
Tax Assessment - 0.2%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 12/01/37	$385,000	$385,504

Tobacco – 1.5%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 5.3%, 6/01/37	$840,000	$724,492
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	850,000	1,003,808

Issuer	Shares/Par	Value ($)
Tobacco – continued
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	$235,000	$181,653
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	920,000	723,111
		$2,633,064
Toll Roads - 0.6%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	$335,000	$378,339
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	535,000	580,662
		$959,001
Transportation - Special Tax - 2.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/26	$735,000	$725,783
South Carolina Transportation Infrastructure Rev., “A”, 5%, 10/01/23	2,825,000	3,289,543
		$4,015,326
Universities - Colleges - 6.0%
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, 5%, 4/01/22	$1,205,000	$1,427,057
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/41	200,000	223,304
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	75,000	63,979
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	125,000	105,950
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/31	55,000	40,327
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/42	30,000	21,936
South Carolina Educational Facilities Authority (Wofford College), 5.25%, 4/01/32	1,000,000	1,047,390
South Carolina Jobs & Economic Development Authority (Furman University), 5%, 10/01/28	700,000	822,521
South Carolina Jobs & Economic Development Authority (Furman University), 5%, 10/01/30	1,800,000	2,077,146
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/35	1,000,000	1,122,750
University of South Carolina, Athletic Facilities Rev., “A”, 5.5%, 5/01/38	1,000,000	1,088,480

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/40	$2,000,000	$2,240,860
		$10,281,700
Universities - Dormitories - 2.3%
University of South Carolina, Higher Education Rev., “A”, 5%, 6/01/35	$2,555,000	$2,872,050
University of South Carolina, Higher Education Rev., “A”, 5%, 6/01/39	1,000,000	1,082,630
		$3,954,680
Universities - Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/42	$220,000	$230,545

Utilities - Investor Owned - 0.6%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/20	$800,000	$938,776
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/29 (Put Date 8/01/16)	150,000	155,291
		$1,094,067
Utilities - Municipal Owned - 8.1%
Easley, SC, Utility Rev., AGM, 5.25%, 12/01/31	$2,500,000	$2,765,500
Easley, SC, Utility Rev., ASSD GTY, 5%, 12/01/34	2,325,000	2,613,533
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/24	860,000	1,018,550
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/39	145,000	164,911
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/44	170,000	192,209
Piedmont, SC, Municipal Power Agency, NATL, 6.25%, 1/01/21	2,700,000	3,305,232
Piedmont, SC, Municipal Power Agency, “C”, AGM, 5%, 1/01/30	1,000,000	1,108,250
South Carolina Public Service Authority, “A”, 5.5%, 1/01/38 (Prerefunded 1/01/19)	195,000	223,823
South Carolina Public Service Authority, “A”, 5.5%, 1/01/38	2,305,000	2,573,970
		$13,965,978
Utilities - Other - 2.1%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	$685,000	$914,660
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 9/01/42	790,000	848,673
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/28	130,000	162,362
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	270,000	307,903
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	290,000	333,619
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	570,000	660,425

Issuer	Shares/Par	Value ($)
Utilities - Other - continued
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/21	$330,000	$367,993
		$3,595,635
Water & Sewer Utility Revenue - 15.6%
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, 5%, 1/01/35	$1,000,000	$1,128,980
Columbia, SC, Waterworks & Sewer System Rev., 5%, 2/01/20	120,000	138,941
Columbia, SC, Waterworks & Sewer System Rev., 5%, 2/01/21	400,000	472,028
Columbia, SC, Waterworks & Sewer Systems Rev., “A”, 5%, 2/01/25	580,000	663,781
Columbia, SC, Waterworks & Sewer Systems Rev., “A”, 5%, 2/01/36	3,000,000	3,383,220
Dorchester County, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 10/01/29	1,000,000	1,106,520
Greenville, SC, Renewable Water Resource Sewer Systems Rev., “A”, 5%, 1/01/24	1,000,000	1,131,300
Greenwood, SC, Sewer Systems Rev., AGM, 5%, 10/01/30	1,000,000	1,091,210
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/40	315,000	344,635
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/30	500,000	590,800
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/35	500,000	579,830
Laurens County, SC, Water & Sewer Commission, Waterworks District (Rabon Creek), “A”, 5%, 3/01/32	1,405,000	1,471,864
Lexington, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 1/15/39	2,000,000	2,251,660
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	50,000	54,585
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	30,000	32,845
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	70,000	76,255
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	60,000	64,712
North Charleston, SC, Sewer District, 5%, 7/01/39	3,425,000	3,869,908
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/34	2,000,000	2,283,740
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/33	1,000,000	1,124,340
Spartanburg, SC, Waterworks Rev., ASSD GTY, 5%, 6/01/39	2,000,000	2,229,880
Spartanburg, SC, Waterworks Rev., “A”, AGM, 5%, 6/01/17	2,040,000	2,191,103

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Sumter, SC, Waterworks & Sewer Systems Rev., SYNCORA, 5%, 12/01/25	$540,000	$589,037
		$26,871,174
Total Municipal Bonds (Identified Cost, $158,476,093)		$168,536,400

Money Market Funds - 0.7%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	1,283,805	$1,283,805
Total Investments (Identified Cost, $159,759,898)		$169,820,205

Other Assets, Less Liabilities - 1.2%		2,027,513
Net Assets - 100.0%		$171,847,718

Derivative Contracts at 9/30/15

Futures Contracts at 9/30/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	28	$3,604,563	December - 2015	$(31,161)

At September 30, 2015, the fund had cash collateral of $37,800 to cover any commitments for certain derivative contracts. Cash collateral is composed of “Deposits with brokers” on the Statements of Assets and Liabilities.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

MFS TENNESSEE MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.2%

Issuer	Shares/Par	Value ($)
Airport Revenue - 2.2%
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “A”, ASSD GTY, 5%, 7/01/39	$1,000,000	$1,114,620
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “D”, 5%, 7/01/25	1,000,000	1,136,030
		$2,250,650
General Obligations - General Purpose - 19.2%
Chattanooga, TN, “B”, 4%, 10/01/23	$1,325,000	$1,490,559
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/20	185,000	183,862
Guam Government, “A”, 5.25%, 11/15/37	215,000	235,023
Johnson City, TN, 5%, 6/01/31	1,000,000	1,107,420
Memphis, TN, “A”, 5%, 11/01/22	1,500,000	1,817,025
Memphis, TN, “B”, 5%, 4/01/34	1,025,000	1,168,767
Memphis, TN, Refunding General Improvement, “B”, 5%, 4/01/31	1,000,000	1,150,740
Metropolitan Government of Nashville & Davidson County, TN, 5%, 7/01/21	2,000,000	2,319,440
Metropolitan Government of Nashville & Davidson County, TN, 5%, 1/01/28 (Prerefunded 1/01/18)	2,000,000	2,189,020
Pigeon Forge, TN, Industrial Development Board, Public Facilities, 5%, 6/01/34	1,000,000	1,110,120
Shelby County, TN, “A”, 4.75%, 3/01/18	200,000	219,366
Shelby County, TN, “A”, 5%, 3/01/28	2,000,000	2,317,960
State of Tennessee, “A”, 5%, 10/01/29	1,500,000	1,750,110
Sumner County, TN, 5%, 6/01/21	1,300,000	1,544,270
Williamson County, TN, School District, “A”, 4%, 3/01/19	1,015,000	1,119,180
		$19,722,862
General Obligations - Schools - 0.9%
Williamson County, TN, School District, 5%, 4/01/26	$740,000	$939,141

Healthcare Revenue - Hospitals - 15.6%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5%, 10/01/44	$1,000,000	$1,057,920
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/45	500,000	545,555
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “D”, 6.25%, 10/01/33	1,000,000	1,130,450
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/40	295,000	320,308
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	680,000	769,876

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44 (Prerefunded 8/15/19)	$405,000	$495,748
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 5%, 4/01/28	1,500,000	1,712,805
Jackson, TN, Hospital Rev., Prerefunded & Improvement, 5.625%, 4/01/38 (Prerefunded 4/01/18)	730,000	816,914
Jackson, TN, Hospital Rev., Unfunded Balance, 5.625%, 4/01/38	270,000	292,056
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical Center Hospital), ETM, NATL, 5%, 7/01/18	110,000	110,437
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 7/01/31	400,000	412,720
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	790,000	893,703
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	265,000	300,057
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/24	1,000,000	1,164,130
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, AGM, 0%, 1/01/41	900,000	257,058
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	675,000	692,186
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/30	85,000	98,343
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	510,000	570,675
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health Senior Credit Group), “C”, 5%, 11/15/40	1,500,000	1,641,135
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), “B”, AGM, 5.25%, 9/01/27	1,500,000	1,624,560
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 11/15/39	170,000	206,689
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39 (Prerefunded 2/15/19)	785,000	931,968
		$16,045,293

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Long Term Care - 2.9%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5.125%, 4/01/23	$395,000	$401,044
Johnson City, TN, Health & Educational Facilities Board Rev. (Appalachian Christian Village Project), “A”, 5%, 2/15/43	1,000,000	1,029,140
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board Rev. (The Blakeford at Green Hills), 5%, 7/01/37	1,000,000	1,049,550
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/49	550,000	554,548
		$3,034,282
Miscellaneous Revenue - Entertainment & Tourism - 2.8%
Memphis-Shelby County, TN, Sports Authority, Inc. Rev., “B”, 5.375%, 11/01/29	$2,500,000	$2,850,150

Miscellaneous Revenue - Other - 4.7%
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 8/01/17	$235,000	$234,960
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Rev., Public Improvement, “A”, 5%, 8/01/21	535,000	629,460
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Rev., Public Improvement, “A”, 5%, 8/01/23	1,205,000	1,447,735
Metropolitan Nashville Airport Authority, Special Facilities Rev. (Aero Nashville LLC Project), 5.2%, 7/01/26	835,000	896,723
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	515,000	520,160
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/40	980,000	1,122,757
		$4,851,795
Multi-Family Housing Revenue - 1.0%
Knoxville, TN, Community Development Corp., 5%, 7/01/24	$1,000,000	$1,003,480

Sales & Excise Tax Revenue - 2.1%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/30	$480,000	$557,693
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/36	300,000	329,592
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	120,000	129,749
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/31	725,000	807,201
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 8/01/57	250,000	155,003

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 8/01/56	$2,820,000	$146,781
		$2,126,019
Single Family Housing - State - 2.7%
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 7/01/26	$875,000	$885,448
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 7/01/29	665,000	692,345
Tennessee Housing Development Agency Rev., Homeownership Program, “2”, 4.55%, 7/01/24	1,155,000	1,223,076
		$2,800,869
State & Agency - Other - 1.0%
Hardeman County, TN, Industrial Development Board Rev., “B”, ASSD GTY, 5%, 6/01/40	$1,000,000	$1,051,160

State & Local Agencies - 9.0%
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/20	$700,000	$804,531
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/24	1,000,000	1,137,160
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.967%, 6/01/37	795,000	646,526
Tennessee School Board Authority, Higher Education Facilities Rev., 5.125%, 5/01/33 (Prerefunded 5/01/18)	360,000	399,773
Tennessee School Board Authority, Higher Education Facilities Rev., 5.125%, 5/01/33 (Prerefunded 5/01/18)	1,640,000	1,821,778
Tennessee School Board Authority, Higher Education Facilities Second Program, “B”, 5%, 11/01/28	1,000,000	1,216,640
Tennessee School Bond Authority, “A”, 5%, 11/01/43	1,000,000	1,113,290
Tennessee School Bond Authority, “C”, AGM, 5%, 5/01/32	2,000,000	2,119,040
		$9,258,738
Tax - Other - 0.8%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$150,000	$166,388
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	50,000	55,396
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/25	250,000	282,207
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/25	245,000	279,699
		$783,690
Tobacco - 1.8%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	$200,000	$236,190

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Tobacco - continued
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	$260,000	$261,297
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	190,000	146,868
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	550,000	432,294
Virgin Islands Tobacco Settlement Financing Corp., 5%, 5/15/31	750,000	749,797
		$1,826,446
Toll Roads - 0.6%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	$200,000	$225,874
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	320,000	347,312
		$573,186
Transportation - Special Tax - 0.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/28	$600,000	$596,094

Universities - Colleges - 6.9%
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.625%, 10/01/39	$500,000	$542,330
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/40	250,000	269,993
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 4%, 9/01/23	1,000,000	1,097,240
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 5%, 9/01/28	500,000	570,995
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 5%, 9/01/30	375,000	423,041
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board, 5%, 10/01/34	2,500,000	2,836,100
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/41	120,000	133,982
Shelby County, TN, Health Educational & Housing Facilities Rev. (Rhodes College), 5.5%, 8/01/40	1,000,000	1,175,740
		$7,049,421
Universities - Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/42	$130,000	$136,231

Issuer	Shares/Par	Value ($)
Utilities - Municipal Owned - 9.0%
Chattanooga, TN, Electric Rev., “A”, 5%, 9/01/33	$2,000,000	$2,203,600
Citizens Gas Utility District, TN, Gas Rev., 5%, 5/01/35	1,000,000	1,073,840
Clarksville, TN, Electric System Rev., “A”, 5%, 9/01/34	1,250,000	1,410,025
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	300,000	334,158
Guam Power Authority Rev., “A”, 5.5%, 10/01/40	470,000	515,961
Johnson City, TN, Electric Rev., AGM, 5%, 5/01/29	1,000,000	1,086,330
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	195,000	224,320
Memphis, TN, Electric Systems Rev., 5%, 12/01/34	1,000,000	1,156,650
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 5/15/28	1,000,000	1,207,700
		$9,212,584
Utilities - Other - 1.8%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	$225,000	$256,586
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	115,000	132,297
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/23	85,000	98,325
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	1,200,000	1,390,368
		$1,877,576
Water & Sewer Utility Revenue - 11.5%
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/29	$1,000,000	$1,140,680
Harpeth Valley, TN, Utilities District, Davidson & Williamson Counties Rev., FGIC, 5.25%, 9/01/37	1,000,000	1,066,750
Knoxville, TN, Waste Water System Rev., “B”, 5%, 4/01/21	1,150,000	1,362,371
Memphis, TN, Sanitary Sewerage System Rev., 5%, 10/01/21	865,000	1,008,235
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Rev., 5%, 7/01/32	2,000,000	2,291,140
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Rev., “A”, AGM, 5.25%, 1/01/22	1,365,000	1,646,763
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	30,000	32,751
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	20,000	21,896
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	45,000	49,021

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	$35,000	$37,749
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/40	65,000	83,112
South Blount County, TN, Utility District Waterworks Rev., AGM, 5%, 12/01/33	2,140,000	2,407,414
Wilson County, TN, West Wilson Utility District Waterworks Rev., 5%, 6/01/30	550,000	650,325
		$11,798,207
Total Municipal Bonds (Identified Cost, $93,698,066)		$99,787,874

Money Market Funds - 1.6%

Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	1,596,771	$1,596,771
Total Investments (Identified Cost, $95,294,837)		$101,384,645

Other Assets, Less Liabilities - 1.2%		1,237,797
Net Assets - 100.0%		$102,622,442

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

MFS VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 99.5%

Issuer	Shares/Par	Value ($)
Airport Revenue - 3.1%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	$855,000	$980,283
Metropolitan Washington, DC, Airport Authority Rev., 5.375%, 10/01/28	1,500,000	1,651,740
Metropolitan Washington, DC, Airport Authority Rev., “B”, 5%, 10/01/27	980,000	1,146,218
Metropolitan Washington, DC, Airport Authority Rev., “B”, 5%, 10/01/28	1,000,000	1,163,500
Norfolk, VA, Airport Authority Rev., AGM, 5%, 7/01/23	2,000,000	2,251,480
Norfolk, VA, Airport Authority Rev., AGM, 5%, 7/01/24	1,000,000	1,145,550
		$8,338,771
General Obligations - General Purpose - 13.8%
Arlington County, VA, General Obligation, “A”, 5%, 8/01/22	$1,950,000	$2,369,582
Chesapeake, VA, “B”, 5%, 6/01/23	1,930,000	2,253,314
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/20	750,000	745,388
Guam Government, “A”, 5.25%, 11/15/37	540,000	590,290
Guam Government, “A”, 6.75%, 11/15/29	925,000	1,133,088
Guam Government, “A”, 7%, 11/15/39	110,000	135,801
Isle Wight County, VA, “A”, 4%, 4/01/20	1,045,000	1,170,693
Loudoun County , VA, General Obligation Public Improvement, “A”, 5%, 12/01/22	3,000,000	3,663,780
Loudoun County , VA, General Obligation Public Improvement, “B”, 5%, 11/01/18	5,500,000	6,197,235
Lynchburg, VA, Public Improvement, 5%, 12/01/23	1,000,000	1,160,650
Lynchburg, VA, Public Improvement, 5%, 6/01/26	1,000,000	1,206,810
Portsmouth, VA, General Obligation Public Improvement, “A”, 5%, 2/01/22	1,255,000	1,502,238
Portsmouth, VA, General Obligation Public Improvement, “A”, 5%, 2/01/32	500,000	573,900
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/17	325,000	322,832
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/18	225,000	222,161
Richmond, VA, Public Improvement, “A”, 5%, 3/01/24	1,785,000	2,153,442
Richmond, VA, Public Improvement, “A”, 5%, 3/01/28	220,000	258,661
Richmond, VA, Public Improvement, “B”, 5%, 7/15/20	1,685,000	1,977,263
Stafford County, VA, General Obligation Public Improvement, 5%, 7/01/22	555,000	672,366
Suffolk, VA, General Obligation, 5%, 12/01/21	3,330,000	4,004,791
Suffolk, VA, General Obligation, 5%, 12/01/22	2,480,000	3,024,980
Virginia Beach, VA, Public Improvement, “B”, 5%, 4/01/22	2,000,000	2,417,400
		$37,756,665

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - 16.7%
Charlotte County, VA, Industrial Development Authority Rev. (Halifax Hospital), 5%, 9/01/37	$1,000,000	$1,041,770
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health System Project), “A”, 5.5%, 5/15/35	1,500,000	1,692,195
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health System Project), “A”, 5%, 5/15/44	2,000,000	2,234,240
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health System Project), “C”, 5%, 5/15/25	500,000	561,280
Fauquier County, VA, Industrial Development Authority Hospital Authority Rev. (Fauquier Hospital Obligation Group), “B”, 5.25%, 10/01/37	2,000,000	2,182,760
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/31	750,000	817,313
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/33	1,000,000	1,080,500
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Medicorp Health System), 5.25%, 6/15/19	1,125,000	1,235,846
Henrico County, VA, Economic Development Authority Rev. (Bon Secours Health Systems, Inc.), “B-2”, AGM, 5.25%, 11/01/42	1,705,000	1,894,869
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), NATL, 6.25%, 8/15/20	1,500,000	1,689,750
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	970,000	1,187,348
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	375,000	429,341
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	395,000	447,436
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	1,635,000	1,676,627
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	635,000	710,546
Norfolk, VA, Economic Development Authority Health Care Facilities Rev. (Sentara Healthcare), “B”, 5%, 11/01/36	2,875,000	3,212,295
Roanoke, VA, Economic Development Authority Hospital Rev. (Carilion Medical Center), 5%, 7/01/33	2,385,000	2,624,693

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Roanoke, VA, Industrial Development Authority Hospital Rev. (Carilion Health Systems), “B”, N, 5%, 7/01/38	$2,955,000	$3,228,544
Roanoke, VA, Industrial Development Authority Hospital Rev. (Carilion Health Systems), “B”, 5%, 7/01/38 (Prerefunded 7/01/20)	45,000	52,695
Roanoke, VA, Industrial Development Authority Hospital Rev. (Roanoke Memorial Hospital), “B”, ETM, NATL, 6.125%, 7/01/17	1,590,000	1,687,817
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/39	1,805,000	2,189,104
Virginia Small Business Financing Authority Hospital Rev. (Wellmont Health Project), ‘‘A’’, 5.25%, 9/01/37	2,000,000	2,070,400
Virginia Small Business Financing Authority, Healthcare Facility Rev. (Sentra Healthcare), 5%, 11/01/40	4,000,000	4,430,680
Washington County, VA, Industrial Development Authority, Hospital Facilities Rev. (Mountain States Health Alliance), “C”, 7.5%, 7/01/29	1,400,000	1,606,892
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29	220,000	265,298
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39	530,000	643,982
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), “A”, 5%, 1/01/44	2,000,000	2,196,780
Winchester, VA, Economic Development Authority Rev., (Valley Health System Obligated Group), 5%, 1/01/28	600,000	700,596
Winchester, VA, Economic Development Authority Rev., (Valley Health System Obligated Group), 5%, 1/01/30	400,000	459,848
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	1,280,000	1,310,016
		$45,561,461
Healthcare Revenue - Long Term Care - 2.3%
Albemarle County, VA, Economic Development Authority, Residential Care Facilities Rev. (Westminster-Canterbury Blue Ridge), “A”, 5%, 1/01/42	$1,000,000	$1,038,100
Alexandria, VA, Industrial Development Authority, Residential Care Facilities Mortgage Rev. (Goodwin House, Inc.), 5%, 10/01/30	1,000,000	1,093,860
Chesterfield County, VA, Health Center Commission Residential Care Facility, 6.25%, 12/01/38	750,000	619,613
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/24	395,000	438,802

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Long Term Care - continued
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/25	$385,000	$424,628
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/48 (a)	200,800	8,996
Lexington, VA, Industrial Development Authority Residential Care Facilities (Kendal at Lexington), “A”, 5.5%, 1/01/37	1,000,000	1,015,270
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5.375%, 1/01/46	500,000	503,855
Suffolk, VA, Industrial Development Authority, Retirement Facilities Rev. (Lake Prince Center, Inc.), 5.3%, 9/01/31	750,000	753,840
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	175,000	202,598
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	265,000	304,413
		$6,403,975
Industrial Revenue - Paper - 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/34	$100,000	$120,880
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	130,000	158,399
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/19 (a)(d)	1,683,272	17
		$279,296
Miscellaneous Revenue - Other - 0.5%
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	$1,355,000	$1,368,577
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/40	80,000	89,927
		$1,458,504
Multi-Family Housing Revenue - 6.0%
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village), FNMA, 5.15%, 11/01/31 (Put Date 11/01/19)	$2,660,000	$2,710,753
Virginia Housing Development Authority Rev., “C”, 5.625%, 11/01/38	1,355,000	1,376,395
Virginia Housing Development Authority Rev., “D”, 4.6%, 7/01/33	1,000,000	1,001,690
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5.5%, 6/01/30	1,450,000	1,539,219
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5%, 6/01/45	3,050,000	3,169,469

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Multi-Family Housing Revenue - continued
Virginia Housing Development Authority Rev., Rental Housing, “E”, 4.8%, 10/01/39	$3,000,000	$3,093,540
Virginia Housing Development Authority Rev., Rental Housing, “F”, 4.8%, 4/01/37	1,330,000	1,390,010
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5%, 4/01/45	2,125,000	2,208,449
		$16,489,525
Port Revenue - 1.2%
Virginia Port Authority Facilities Rev, “A”, 5%, 7/01/31	$3,000,000	$3,408,780

Sales & Excise Tax Revenue - 0.8%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	$1,320,000	$1,487,284
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/28 (Prerefunded 8/01/19)	40,000	46,521
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 8/01/40	825,000	515,642
		$2,049,447
Single Family Housing - State - 2.7%
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 8/01/26	$1,370,000	$1,375,617
Virginia Housing Development Authority Commonwealth, “B”, 4.75%, 7/01/32	2,000,000	2,015,480
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5.1%, 1/01/41	3,770,000	3,960,988
		$7,352,085
State & Local Agencies - 10.4%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.967%, 6/01/37	$1,955,000	$1,589,884
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/33	500,000	581,380
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/34	1,000,000	1,158,480
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 7/15/35	1,000,000	1,207,020
Montgomery County, VA, Industrial Development Authority (Public Facilities Project), 5%, 2/01/29	500,000	537,945
Powhatan County, VA, 5%, 1/15/32	2,500,000	2,796,275
Stafford County, VA, Economic Development Authority Lease Rev., 5%, 4/01/33 (Prerefunded 4/01/18)	2,400,000	2,644,872
Stafford County, VA, Economic Development Authority Lease Rev., 5%, 4/01/33	600,000	646,902
Virginia College Building Authority, Educational Facilities Rev., 5%, 2/01/23	2,140,000	2,582,424
Virginia College Building Authority, Educational Facilities Rev. (21st Century College & Equipment), “A”, 5%, 2/01/29	1,500,000	1,670,265

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “A”, 5%, 9/01/27	$3,000,000	$3,480,630
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “B”, 5%, 9/01/20	3,000,000	3,512,100
Virginia Public Building Authority Rev., “B”, 5.25%, 8/01/28	1,000,000	1,124,670
Virginia Public Building Authority, Public Facilities Rev., “B”, 5%, 8/01/29	950,000	1,070,907
Virginia Public Building Authority, Public Facilities Rev., “B-3”, 4%, 8/01/21	1,000,000	1,131,870
Virginia Public School Authority (1997 Resolution), “A”, 5%, 8/01/19	1,175,000	1,345,363
Virginia Public School Authority (1997 Resolution), “A”, 5%, 8/01/30	1,000,000	1,150,180
Virginia Resource Authority Infrastructure Rev. (Virginia Pooled Financing Program), “A”, 5%, 8/01/29 (Prerefunded 8/01/19)	100,000	114,716
		$28,345,883
Tax - Other - 1.5%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$365,000	$404,876
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	120,000	132,949
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 10/01/29	830,000	928,397
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/29	250,000	267,265
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/39	285,000	300,401
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/25	250,000	274,365
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 10/01/29	1,645,000	1,784,841
		$4,093,094
Tax Assessment - 0.5%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/43	$750,000	$779,513
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.15%, 3/01/35	500,000	509,170
		$1,288,683
Tobacco - 2.4%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 6/01/34	$275,000	$227,367
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6%, 6/01/42	1,110,000	932,911
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 6/01/47	1,230,000	1,102,055
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	1,575,000	1,859,996

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Tobacco - continued
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	$740,000	$743,693
Virgin Islands Tobacco Settlement Financing Corp., 5%, 5/15/21	145,000	145,004
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 6/01/47	2,000,000	1,458,560
		$6,469,586
Toll Roads - 2.3%
Metropolitan Washington, DC, Airports Authority Rev. Senior Lien (Dulles Toll Road), 5%, 10/01/53	$2,000,000	$2,094,560
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC), 5%, 7/01/34	2,500,000	2,636,375
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	565,000	638,094
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	905,000	982,242
		$6,351,271
Transportation - Special Tax - 3.2%
Commonwealth of Virginia, Transportation Board Grant Anticipation Rev., “A”, 5%, 9/15/27	$2,000,000	$2,316,080
Virginia Port Authority Rev., 5%, 7/01/30	1,000,000	1,159,730
Virginia Port Authority Rev., 5%, 7/01/31	500,000	575,770
Virginia Port Authority, Port Fund Rev., 5%, 7/01/32	1,200,000	1,369,740
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 7/01/29	1,485,000	1,669,986
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 7/01/32	1,365,000	1,538,492
		$8,629,798
Universities - Colleges - 8.6%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 9/01/26	$1,770,000	$1,671,588
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/30	615,000	655,867
Prince William County, VA, Industrial Development Authority Rev. (George Mason University Foundation Prince William Life Sciences Lab), 5.5%, 9/01/34	1,000,000	1,161,350
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	230,000	194,948
University of Virginia (University Rev.), 5%, 9/01/25	3,760,000	4,398,110
University of Virginia, General Rev. Pledge Refunding, “A”, 5%, 6/01/43	685,000	776,708
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “A”, 5%, 7/01/35	1,000,000	1,025,540

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/35	$1,000,000	$1,044,950
Virginia College Building Authority, Educational Facilities Rev. (Regent University), 5%, 6/01/26	2,000,000	2,007,440
Virginia College Building Authority, Educational Facilities Rev. (Richmond University), “A”, 5%, 3/01/21	2,115,000	2,497,202
Virginia College Building Authority, Educational Facilities Rev. (Roanoke College), 4.5%, 4/01/37	2,180,000	2,262,513
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NATL, 5.25%, 1/01/31	1,000,000	1,206,800
Virginia College Building Authority, Educational Facilities Rev. (Washington and Lee University), “A”, 5%, 1/01/40	1,000,000	1,143,130
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/29	2,500,000	2,874,925
Virginia Small Business Financing Authority, Educational Facilities Rev. (Roanoke College), 5.5%, 4/01/33	500,000	566,985
		$23,488,056
Universities - Secondary Schools - 0.8%
Alexandria, VA, Industrial Development Authority, Educational Facilities Rev. (Episcopal High School), “A”, 5%, 1/01/40	$1,900,000	$2,064,027

Utilities - Municipal Owned - 3.3%
Bristol, VA, Utility Systems Rev., ETM, AGM, 5.75%, 7/15/16	$240,000	$250,464
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	785,000	874,380
Guam Power Authority Rev., “A”, 5.5%, 10/01/40	1,250,000	1,372,238
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	470,000	540,669
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/23	60,000	55,810
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/24	260,000	235,521
Puerto Rico Electric Power Authority Rev., “KK”, NATL, 5.5%, 7/01/16	20,000	20,256
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/17	15,000	15,312
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/20	5,000	4,968
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/24	10,000	9,622
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/30	30,000	26,590
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/18	20,000	19,922
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/27	185,000	169,676

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Utilities - Municipal Owned - continued
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/27	$2,555,000	$3,005,906
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/38	2,000,000	2,268,540
		$8,869,874
Utilities - Other - 1.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	$945,000	$1,060,592
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	555,000	632,911
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	290,000	333,619
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/24	215,000	249,503
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	1,140,000	1,320,850
		$3,597,475
Water & Sewer Utility Revenue - 18.0%
Fairfax County, VA, Water Authority Rev., 5%, 4/01/28	$1,000,000	$1,179,910
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/20	60,000	68,476
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/21	175,000	201,446
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/40	620,000	678,330
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 4/01/33 (Prerefunded 4/01/18)	745,000	823,359
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 4/01/33	1,255,000	1,361,462
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 4/01/38	3,750,000	4,068,113
James City, VA, Water & Sewer Rev., 5%, 1/15/40	1,290,000	1,388,130
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	80,000	87,336
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	50,000	54,741
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	110,000	119,830
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	100,000	107,854
Norfolk, VA, Water Rev., 5%, 11/01/28	1,000,000	1,170,360
Norfolk, VA, Water Rev. , 4.75%, 11/01/38	4,000,000	4,474,080
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 5%, 7/01/41	2,000,000	2,153,560
Virginia Beach, VA, Water & Sewer System Rev., 5%, 10/01/22	1,310,000	1,590,170
Virginia Resources Authority, Clean Water Rev., 4.75%, 10/01/27 (Prerefunded 10/01/17)	3,000,000	3,244,950

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Virginia Resources Authority, Clean Water Rev., 5%, 10/01/31	$1,000,000	$1,154,000
Virginia Resources Authority, Infrastructure Rev., 5.25%, 11/01/33	1,830,000	2,023,980
Virginia Resources Authority, Infrastructure Rev., 5%, 11/01/38	2,035,000	2,240,657
Virginia Resources Authority, Infrastructure Rev. (Virginia Pooled Funding Program), “B”, 5%, 11/01/40	1,400,000	1,590,597
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5%, 11/01/38 (Prerefunded 11/01/18)	565,000	636,444
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5%, 11/01/25 (Prerefunded 11/01/21)	95,000	114,288
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5.25%, 11/01/33 (Prerefunded 11/01/18)	175,000	198,459
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5.25%, 11/01/33 (Prerefunded 11/01/18)	995,000	1,128,380
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/25 (u)	1,245,000	1,479,483
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/27 (u)	5,755,000	6,806,093
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/28 (u)	3,000,000	3,527,160
Virginia Resources Authority, Infrastructure Rev., Unrefunded Balance, 5%, 11/01/25	1,500,000	1,758,945
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/33	2,245,000	1,176,649
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/34	2,250,000	1,121,220
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/35	1,950,000	925,041
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/36	1,250,000	564,538
		$49,218,041
Total Municipal Bonds (Identified Cost, $256,006,034)		$271,514,297

Money Market Funds - 1.2%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	3,270,334	$3,270,334
Total Investments (Identified Cost, $259,276,368)		$274,784,631

Other Assets, Less Liabilities - (0.7)%		(1,842,699)
Net Assets - 100.0%		$272,941,932

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 9/30/15

Futures Contracts at 9/30/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	45	$5,793,047	December - 2015	$(50,079)

At September 30, 2015, the fund had cash collateral of $60,750 to cover any commitments for certain derivative contracts. Cash collateral is composed of “Deposits with brokers” on the Statements of Assets and Liabilities.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

MFS WEST VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.2%

Issuer	Shares/Par	Value ($)
Airport Revenue - 0.5%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	$155,000	$170,694
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	110,000	120,232
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	60,000	65,382
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	70,000	77,419
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	55,000	58,231
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	85,000	89,464
		$581,422
General Obligations - General Purpose - 4.0%
Guam Government, “A”, 5.25%, 11/15/37	$250,000	$273,283
Guam Government, “A”, 6.75%, 11/15/29	35,000	42,874
Guam Government, “A”, 7%, 11/15/39	45,000	55,555
State of West Virginia, 4%, 6/01/22	2,000,000	2,209,500
State of West Virginia, 4%, 6/01/23	2,000,000	2,192,440
		$4,773,652
General Obligations - Schools - 8.4%
Hancock County, WV, Board of Education, 5%, 5/01/19	$1,130,000	$1,281,431
Hancock County, WV, Board of Education, 4.5%, 5/01/32	1,405,000	1,505,893
Monongalia County, WV, Board of Education, 5%, 5/01/29	1,000,000	1,144,390
Monongalia County, WV, Board of Education, 5%, 5/01/31	2,000,000	2,266,780
Putnam County, WV, Board of Education, 4%, 5/01/20	2,500,000	2,799,200
Putnam County, WV, Board of Education, 4%, 5/01/25	1,000,000	1,077,050
		$10,074,744
Healthcare Revenue - Hospitals - 17.8%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	$725,000	$820,823
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/28	450,000	516,780
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44 (Prerefunded 8/15/19)	420,000	514,109
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 6/01/25	340,000	387,131

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	$410,000	$463,821
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	290,000	328,364
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	725,000	743,459
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), 5.125%, 7/01/38	675,000	715,534
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/39	855,000	967,185
Monongalia County, WV, Building Commission Hospital Rev. (Monongalia General Hospital), 6.5%, 7/01/41	1,100,000	1,286,131
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/29	1,000,000	1,137,150
Princeton, WV, Hospital Rev. (Princeton Community Hospital), “A”, 5%, 5/01/27	750,000	830,055
West Virginia Hospital Finance Authority Hospital Rev. (Camden Clark Memorial Hospital), ASSD GTY, 5.875%, 2/15/34	1,000,000	1,114,390
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/28	1,000,000	1,130,680
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, ETM, 6.5%, 9/01/23	2,000,000	2,421,320
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/38	500,000	520,815
West Virginia Hospital Finance Authority Hospital Rev. (United Hospital Center, Inc.), “A”, AMBAC, 5%, 6/01/22	2,500,000	2,564,525
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/44	1,000,000	1,091,290
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/44	1,000,000	1,092,420
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System), “A”, 5.5%, 6/01/44	1,460,000	1,646,471
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System), “E”, 5.625%, 6/01/35	1,000,000	1,102,330
		$21,394,783

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Miscellaneous Revenue - Other - 9.0%
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/20	$605,000	$693,076
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	140,000	146,818
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	215,000	224,602
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	580,000	585,812
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/40	1,085,000	1,243,052
West Virginia Building Commission, Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 7/01/18	5,075,000	5,518,555
West Virginia, Higher Education Policy Commission Rev. (Community & Technology-Capital Improvement), “A”, 5%, 7/01/39	2,200,000	2,449,238
		$10,861,153
Sales & Excise Tax Revenue - 2.2%
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/36	$335,000	$368,044
Guam Government Business Privilege Tax Rev., “A”, 5.125%, 1/01/42	790,000	853,658
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/31	1,000,000	1,241,000
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 8/01/57	280,000	173,603
		$2,636,305
Single Family Housing - Local - 0.9%
West Virginia Housing Development Fund, “C”, 4.7%, 11/01/35	$635,000	$677,920
West Virginia Housing Development Fund, “C”, 4.9%, 11/01/43	375,000	376,541
		$1,054,461
Single Family Housing - State - 0.3%
West Virginia Housing Development Fund Rev., “A”, 2.95%, 11/01/21	$300,000	$315,525

State & Local Agencies - 9.4%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 6/01/34	$545,000	$614,384
West Virginia Building Commission, Lease Rev., “B”, AMBAC, 5.375%, 7/01/18	1,185,000	1,288,569
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 5/01/33	1,000,000	1,003,670
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), 5%, 6/01/22	1,000,000	1,168,060
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), “A”, 5%, 6/01/29	2,000,000	2,271,120

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 1/01/25	$645,000	$647,722
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 1/01/30	1,355,000	1,360,149
West Virginia Hospital Finance Authority Hospital Rev. (Veterans Nursing Home), 5.5%, 3/01/34	795,000	795,731
West Virginia School Building Authority Rev., “A”, FGIC, 5%, 7/01/20	2,000,000	2,147,020
		$11,296,425
Tax - Other - 8.4%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$160,000	$177,480
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	55,000	60,935
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 10/01/29	360,000	402,678
Virgin Islands Public Finance Authority Rev., “A”, 5%, 10/01/24	415,000	475,914
Virgin Islands Public Finance Authority Rev., “A”, 5%, 10/01/29	415,000	456,322
Virgin Islands Public Finance Authority Rev., “A”, 5%, 10/01/34	420,000	452,147
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/29	110,000	117,597
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/39	120,000	126,485
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/25	110,000	120,721
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/25	280,000	316,072
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/25	275,000	313,948
West Virginia Economic Development Authority, Lottery Rev., “A”, 5%, 6/15/40	2,475,000	2,794,325
West Virginia Housing Development Fund, “A”, 3.8%, 11/01/24	1,110,000	1,181,406
West Virginia School Building Authority, Excess Lottery Rev., 5%, 7/01/26	1,000,000	1,097,760
West Virginia School Building Authority, Excess Lottery Rev., 5%, 7/01/28	750,000	821,183
West Virginia School Building Authority, Excess Lottery Rev., “B”, 5%, 7/01/30	1,000,000	1,137,050
		$10,052,023
Tax Assessment - 0.6%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 6/01/33	$455,000	$455,387
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 6/01/34	300,000	307,005
		$762,392

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Tobacco - 0.7%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	$620,000	$732,189
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	190,000	146,868
		$879,057
Toll Roads - 0.3%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	$155,000	$192,440
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	120,000	145,518
		$337,958
Transportation - Special Tax - 0.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/26	$560,000	$552,978

Universities - Colleges - 18.5%
Concord University, WV, Board of Governors Rev., AGM, 5%, 6/01/19	$355,000	$397,099
Concord University, WV, Board of Governors Rev., AGM, 5%, 6/01/21	380,000	435,909
Concord University, WV, Board of Governors Rev., AGM, 5%, 6/01/22	400,000	462,072
Concord University, WV, Board of Governors Rev., AGM, 5%, 6/01/23	420,000	479,027
Concord University, WV, Board of Governors Rev., AGM, 5%, 6/01/24	440,000	498,335
Fairmont State University, WV, Board of Governors Rev., “A”, 5%, 6/01/24	765,000	913,655
Fairmont State University, WV, Board of Governors Rev., “A”, 5%, 6/01/25	805,000	965,606
Fairmont State University, WV, Board of Governors Rev., “A”, 5%, 6/01/26	840,000	995,182
Fairmont State University, WV, Board of Governors Rev., “A”, 5%, 6/01/32	4,035,000	4,426,234
Marshall University, WV, University Rev., 5%, 5/01/30	2,000,000	2,248,580
Marshall University, WV, University Rev., 5%, 5/01/41	1,000,000	1,107,940
New York Dormitory Authority Rev. (New York University), “1”, AMBAC, 5.5%, 7/01/40	555,000	701,392
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza), “A”, NATL, 5%, 7/01/21	1,270,000	1,247,889
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/31	110,000	100,411

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Shepherd University Board of Governors, WV Rev. (Residence Facilities Projects), NATL, 5%, 6/01/35	$1,675,000	$1,680,662
West Virginia University, University Systems Rev., “A”, NATL, 5.5%, 4/01/20	1,700,000	2,006,799
West Virginia University, University Systems Rev., “A”, NATL, 5.25%, 4/01/28	3,035,000	3,610,618
		$22,277,410
Utilities - Investor Owned - 2.3%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/20	$470,000	$551,531
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/29 (Put Date 8/01/16)	340,000	351,992
Pleasants County, WV, Pollution Control Rev. (Allegheny Community), “F”, 5.25%, 10/15/37	300,000	313,569
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company- Amos Project), “A”, FRN, 1.9%, 3/01/40 (Put Date 4/01/19)	1,500,000	1,503,660
		$2,720,752
Utilities - Municipal Owned - 1.3%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/33	$435,000	$501,712
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/24	605,000	716,538
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	325,000	362,005
		$1,580,255
Utilities - Other - 1.8%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	$615,000	$821,191
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	480,000	538,714
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	245,000	279,393
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	125,000	143,801
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/21	290,000	323,388
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	70,000	75,938
		$2,182,425
Water & Sewer Utility Revenue - 11.3%
Berkeley County, WV, Public Service Sewer District, “A”, 5%, 3/01/47	$1,000,000	$1,041,600
Berkeley County, WV, Public Service Sewer District, “C”, BAM, 4.5%, 10/01/32	1,500,000	1,643,370
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 7/01/22	200,000	226,990
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/40	515,000	563,451

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/29	$20,000	$22,220
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/35	20,000	21,850
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	35,000	38,210
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	20,000	21,896
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	50,000	54,468
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	40,000	43,142
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/40	75,000	95,899
Parkersburg, WV, Waterworks & Sewerage System, “A”, BAM, 4%, 8/01/22	500,000	549,970
Parkersburg, WV, Waterworks & Sewerage System, “A”, BAM, 4%, 8/01/23	625,000	681,488

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
West Virginia Water Development Authority Rev. (Loan Program IV), “A”, AGM, 5%, 11/01/44	$2,000,000	$2,007,160
West Virginia Water Development Authority Rev. (Loan Program IV), “B”, AMBAC, 5.125%, 11/01/24	2,140,000	2,149,031
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/38	3,000,000	3,340,800
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/43	1,000,000	1,107,890
		$13,609,435
Total Municipal Bonds (Identified Cost, $111,402,257)		$117,943,155

Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	961,556	$961,556
Total Investments (Identified Cost, $112,363,813)		$118,904,711

Other Assets, Less Liabilities - 1.0%		1,251,792
Net Assets - 100.0%		$120,156,503

Portfolio Footnotes:

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities for the MFS New York Municipal Bond Fund was $717,750, representing 0.4% of net assets
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LOC	Letter of Credit
Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 9/30/15 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Assets
Investments
Non-affiliated issuers, at identified cost	$77,619,893	$173,073,083	$304,535,230	$104,317,690
Underlying affiliated funds, at cost and net asset value	1,542,269	4,374,684	3,268,186	1,843,816
Total investments, at identified cost	$79,162,162	$177,447,767	$307,803,416	$106,161,506
Unrealized appreciation (depreciation)	5,759,364	13,536,537	22,841,297	7,960,224
Total investments, at value	$84,921,526	$190,984,304	$330,644,713	$114,121,730
Deposits with brokers	—	—	—	37,800
Receivables for
Daily variation margin on open futures contracts	—	—	—	2,187
Investments sold	1,081,257	1,515,000	404,910	15,000
Fund shares sold	55,207	37,323	258,836	90,306
Interest	1,057,300	2,563,346	4,729,075	1,598,797
Receivable from distributor	89	—	—	—
Other assets	93	165	264	114
Total assets	$87,115,472	$195,100,138	$336,037,798	$115,865,934

Liabilities
Payables for
Distributions	$28,216	$66,890	$115,525	$46,488
Investments purchased	2,059,395	—	—	497,655
Fund shares reacquired	69,885	201,935	429,448	106,283
Payable to affiliates
Investment adviser	1,672	3,775	6,446	2,248
Shareholder servicing costs	37,864	70,027	178,221	55,715
Distribution and service fees	—	3,177	5,423	2,356
Payable for independent Trustees’ compensation	2,504	3,196	5,655	2,399
Accrued expenses and other liabilities	30,451	40,197	50,604	40,764
Total liabilities	$2,229,987	$389,197	$791,322	$753,908
Net assets	$84,885,485	$194,710,941	$335,246,476	$115,112,026

Net assets consist of
Paid-in capital	$81,181,447	$186,532,211	$321,578,171	$111,930,325
Unrealized appreciation (depreciation) on investments	5,759,364	13,536,537	22,841,297	7,929,063
Accumulated net realized gain (loss) on investments	(2,140,312)	(5,784,465)	(9,633,952)	(4,882,972)
Undistributed net investment income	84,986	426,658	460,960	135,610
Net assets	$84,885,485	$194,710,941	$335,246,476	$115,112,026

Statements of Assets and Liabilities (unaudited) – continued

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net Assets
Class A	$83,249,448	$164,398,635	$275,211,710	$109,354,063
Class B	1,636,037	5,338,497	4,493,437	5,757,963
Class C	—	24,973,809	55,541,329	—
Total net assets	$84,885,485	$194,710,941	$335,246,476	$115,112,026

Shares of beneficial interest outstanding
Class A	8,424,303	14,785,425	23,202,148	10,587,487
Class B	165,358	481,398	379,281	556,094
Class C	—	2,248,808	4,685,321	—
Total shares of beneficial interest outstanding	8,589,661	17,515,631	28,266,750	11,143,581

Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$9.88	$11.12	$11.86	$10.33
Offering price per share (100 / 95.75 × net asset value per share)	$10.32	$11.61	$12.39	$10.79

Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$9.89	$11.09	$11.85	$10.35

Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$—	$11.11	$11.85	$—

On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Statements of Assets and Liabilities (unaudited) – continued

At 9/30/15	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Assets
Investments
Non-affiliated issuers, at identified cost	$158,476,093	$93,698,066	$256,006,034	$111,402,257
Underlying affiliated funds, at cost and net asset value	1,283,805	1,596,771	3,270,334	961,556
Total investments, at identified cost	$159,759,898	$95,294,837	$259,276,368	$112,363,813
Unrealized appreciation (depreciation)	10,060,307	6,089,808	15,508,263	6,540,898
Total investments, at value	$169,820,205	$101,384,645	$274,784,631	$118,904,711
Deposits with brokers	37,800	—	60,750	—
Receivables for
Daily variation margin on open futures contracts	2,187	—	3,516	—
Investments sold	40,288	40,472	—	—
Fund shares sold	150,358	7,597	35,265	1,955
Interest	2,321,046	1,397,346	3,828,035	1,763,915
Receivable from investment adviser	4,276	3,251	10,613	3,848
Other assets	153	110	233	118
Total assets	$172,376,313	$102,833,421	$278,723,043	$120,674,547

Liabilities
Payables for
Distributions	$30,198	$26,494	$90,589	$19,720
Interest expense and fees	—	—	13,404	—
Fund shares reacquired	373,109	97,450	471,983	387,954
Payable to the holders of the floating rate certificates from trust assets	—	—	5,004,812	—
Payable to affiliates
Shareholder servicing costs	77,026	53,525	142,243	69,289
Distribution and service fees	1,793	1,265	3,870	1,318
Payable for independent Trustees’ compensation	5,688	3,250	5,689	5,696
Accrued expenses and other liabilities	40,781	28,995	48,521	34,067
Total liabilities	$528,595	$210,979	$5,781,111	$518,044
Net assets	$171,847,718	$102,622,442	$272,941,932	$120,156,503

Net assets consist of
Paid-in capital	$168,763,234	$99,293,804	$264,732,022	$118,015,947
Unrealized appreciation (depreciation) on investments	10,029,146	6,089,808	15,458,184	6,540,898
Accumulated net realized gain (loss) on investments	(7,074,371)	(3,371,324)	(7,482,879)	(4,530,785)
Undistributed net investment income	129,709	610,154	234,605	130,443
Net assets	$171,847,718	$102,622,442	$272,941,932	$120,156,503

Statements of Assets and Liabilities (unaudited) – continued

	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Net Assets
Class A	$167,489,970	$100,778,024	$247,244,340	$119,005,652
Class B	4,357,748	1,844,418	1,602,009	1,150,851
Class C	—	—	24,095,583	—
Total net assets	$171,847,718	$102,622,442	$272,941,932	$120,156,503

Shares of beneficial interest outstanding
Class A	13,766,002	9,558,407	21,805,422	10,610,205
Class B	358,355	175,084	141,373	102,647
Class C	—	—	2,125,571	—
Total shares of beneficial interest outstanding	14,124,357	9,733,491	24,072,366	10,712,852

Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$12.17	$10.54	$11.34	$11.22
Offering price per share (100 / 95.75 × net asset value per share)	$12.71	$11.01	$11.84	$11.72

Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$12.16	$10.53	$11.33	$11.21

Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$—	$—	$11.34	$—

On sales of $1000,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 9/30/15 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net Investment income
Interest	$1,869,520	$4,572,589	$7,384,729	$2,539,569
Dividends from underlying affiliated funds	574	3,505	2,148	1,731
Total investment income	$1,870,094	$4,576,094	$7,386,877	$2,541,300
Expenses
Management fee	$191,042	$433,898	$756,883	$259,416
Distribution and service fees	112,540	354,348	646,891	166,582
Shareholder servicing costs	32,425	65,906	147,874	51,331
Administrative services fee	11,460	19,839	30,982	13,818
Independent Trustees’ compensation	1,882	2,995	6,275	2,929
Custodian fee	12,512	18,994	25,895	15,851
Shareholder communications	3,811	6,281	9,650	6,084
Audit and tax fees	25,442	25,461	25,483	25,447
Legal fees	3,387	4,921	3,582	4,601
Miscellaneous	22,004	28,934	31,520	22,936
Total expenses	$416,505	$961,577	$1,685,035	$568,995
Fees paid indirectly	—	(1)	—	—
Reduction of expenses by investment adviser and distributor	(69,452)	(8,855)	(16,429)	(90,541)
Net expenses	$347,053	$952,721	$1,668,606	$478,454
Net investment income	$1,523,041	$3,623,373	$5,718,271	$2,062,846

Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)	$40,318	$(16,247)	$185,163	$76,581
Change in unrealized appreciation (depreciation)
Investments	$(1,187,003)	$(2,551,616)	$(4,314,215)	$(1,379,087)
Futures contracts	—	—	—	(31,161)
Net unrealized gain (loss) on investments	$(1,187,003)	$(2,551,616)	$(4,314,215)	$(1,410,248)
Net realized and unrealized gain (loss) on investments	$(1,146,685)	$(2,567,863)	$(4,129,052)	$(1,333,667)
Change in net assets from operations	$376,356	$1,055,510	$1,589,219	$729,179

See Notes to Financial Statements

Statements of Operations (unaudited) – continued

Six months ended 9/30/15	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Net Investment income
Interest	$3,403,828	$2,126,607	$5,890,052	$2,536,875
Dividends from underlying affiliated funds	2,101	2,087	2,321	578
Total investment income	$3,405,929	$2,128,694	$5,892,373	$2,537,453
Expenses
Management fee	$387,839	$231,935	$623,581	$270,244
Distribution and service fees	232,794	136,147	446,352	155,010
Shareholder servicing costs	68,974	44,303	121,585	54,647
Administrative services fee	18,249	12,870	26,378	14,193
Independent Trustees’ compensation	3,303	2,931	6,221	3,249
Custodian fee	17,167	11,900	24,646	13,339
Shareholder communications	5,972	3,936	8,603	4,268
Audit and tax fees	25,457	25,446	25,475	25,448
Legal fees	6,069	3,586	3,300	3,656
Interest expense and fees	—	—	14,237	—
Miscellaneous	23,038	21,538	31,735	21,582
Total expenses	$788,862	$494,592	$1,332,113	$565,636
Fees paid indirectly	(1)	—	(1)	—
Reduction of expenses by investment adviser and distributor	(21,980)	(13,888)	(40,752)	(27,621)
Net expenses	$766,881	$480,704	$1,291,360	$538,015
Net investment income	$2,639,048	$1,647,990	$4,601,013	$1,999,438

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)	$213,151	$(37,003)	$410,752	$(14,616)
Change in unrealized appreciation (depreciation)
Investments	$(2,051,595)	$(1,314,665)	$(3,263,781)	$(1,639,629)
Futures contracts	(31,161)	—	(50,079)	—
Net unrealized gain (loss) on investments	$(2,082,756)	$(1,314,665)	$(3,313,860)	$(1,639,629)
Net realized and unrealized gain (loss) on investments	$(1,869,605)	$(1,351,668)	$(2,903,108)	$(1,654,245)
Change in net assets from operations	$769,443	$296,322	$1,697,905	$345,193

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 9/30/15 (unaudited)	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets

From operations
Net investment income	$1,523,041	$3,623,373	$5,718,271	$2,062,846
Net realized gain (loss) on investments	40,318	(16,247)	185,163	76,581
Net unrealized gain (loss) on investments	(1,187,003)	(2,551,616)	(4,314,215)	(1,410,248)
Change in net assets from operations	$376,356	$1,055,510	$1,589,219	$729,179

Distributions declared to shareholders
From net investment income	$(1,485,317)	$(3,267,526)	$(5,456,013)	$(2,009,870)
Change in net assets from fund share transactions	$(1,587,962)	$1,805,450	$(2,966,703)	$(197,075)
Total change in net assets	$(2,696,923)	$(406,566)	$(6,833,497)	$(1,477,766)

Net assets
At beginning of period	87,582,408	195,117,507	342,079,973	116,589,792
At end of period	$84,885,485	$194,710,941	$335,246,476	$115,112,026
Undistributed net investment income included in net assets at end of period	$84,986	$426,658	$460,960	$135,610

Six months ended 9/30/15 (unaudited)	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Change in net assets

From operations
Net investment income	$2,639,048	$1,647,990	$4,601,013	$1,999,438
Net realized gain (loss) on investments	213,151	(37,003)	410,752	(14,616)
Net unrealized gain (loss) on investments	(2,082,756)	(1,314,665)	(3,313,860)	(1,639,629)
Change in net assets from operations	$769,443	$296,322	$1,697,905	$345,193

Distributions declared to shareholders
From net investment income	$(2,525,524)	$(1,517,986)	$(4,288,347)	$(1,856,531)
Change in net assets from fund share transactions	$(1,918,841)	$(531,090)	$(6,701,707)	$(1,220,546)
Total change in net assets	$(3,674,922)	$(1,752,754)	$(9,292,149)	$(2,731,884)

Net assets
At beginning of period	175,522,640	104,375,196	282,234,081	122,888,387
At end of period	$171,847,718	$102,622,442	$272,941,932	$120,156,503
Undistributed net investment income included in net assets at end of period	$129,709	$610,154	$234,605	$130,443

See Notes to Financial Statements

Statements of Changes in Net Assets – continued

Year ended 3/31/15	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets

From operations
Net investment income	$3,114,454	$6,479,800	$11,532,723	$3,975,437
Net realized gain (loss) on investments	(127,761)	583,370	302,393	(198,091)
Net unrealized gain (loss) on investments	3,122,975	8,219,620	11,297,297	5,382,978
Change in net assets from operations	$6,109,668	$15,282,790	$23,132,413	$9,160,324

Distributions declared to shareholders
From net investment income	$(3,054,047)	$(6,491,818)	$(10,957,227)	$(3,943,495)
Change in net assets from fund share transactions	$(2,936,635)	$1,450,895	$(10,207,779)	$(6,012,688)
Total change in net assets	$118,986	$10,241,867	$1,967,407	$(795,859)

Net assets
At beginning of period	87,463,422	184,875,640	340,112,566	117,385,651
At end of period	$87,582,408	$195,117,507	$342,079,973	$116,589,792
Undistributed net investment income included in net assets at end of period	$47,262	$70,811	$198,702	$82,634

Year ended 3/31/15	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Change in net assets

From operations
Net investment income	$5,101,651	$3,315,896	$9,828,597	$4,067,914
Net realized gain (loss) on investments	(478,656)	(407,811)	(1,221,577)	(803,467)
Net unrealized gain (loss) on investments	7,845,970	4,316,728	10,628,975	5,138,843
Change in net assets from operations	$12,468,965	$7,224,813	$19,235,995	$8,403,290

Distributions declared to shareholders
From net investment income	$(5,137,897)	$(3,143,087)	$(9,256,777)	$(3,757,344)
Change in net assets from fund share transactions	$(3,361,574)	$(5,701,779)	$(12,814,881)	$(2,768,596)
Total change in net assets	$3,969,494	$(1,620,053)	$(2,835,663)	$1,877,350

Net assets
At beginning of period	171,553,146	105,995,249	285,069,744	121,011,037
At end of period	$175,522,640	$104,375,196	$282,234,081	$122,888,387
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$16,185	$480,150	$(78,061)	$(12,464)

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS MISSISSIPPI MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/15 (unaudited)		Years ended 3/31
			2015	2014	2013	2012	2011
Class A
Net asset value, beginning of period	$10.01		$9.67	$10.27	$10.11	$9.37	$9.82

Income (loss) from investment operations
Net investment income (d)	$0.18		$0.35	$0.38	$0.39	$0.39	$0.41
Net realized and unrealized gain (loss) on investments	(0.14)		0.34	(0.57)	0.16	0.74	(0.44)
Total from investment operations	$0.04		$0.69	$(0.19)	$0.55	$1.13	$(0.03)

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.35)	$(0.37)	$(0.38)	$(0.39)	$(0.40)
From net realized gain on investments	—		—	(0.04)	(0.01)	—	(0.02)
Total distributions declared to shareholders	$(0.17)		$(0.35)	$(0.41)	$(0.39)	$(0.39)	$(0.42)
Net asset value, end of period (x)	$9.88		$10.01	$9.67	$10.27	$10.11	$9.37
Total return (%) (r)(s)(t)(x)	0.45	(n)	7.18	(1.82)	5.43	12.23	(0.36)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	0.96	0.95	0.90	0.92	0.92
Expenses after expense reductions (f)	0.80	(a)	0.80	0.80	0.75	0.77	0.77
Net investment income	3.60	(a)	3.56	3.87	3.80	4.01	4.20
Portfolio turnover	7	(n)	16	19	12	14	15
Net assets at end of period (000 omitted)	$83,249		$85,927	$85,405	$114,430	$114,748	$104,478

See Notes to Financial Statements

Financial Highlights – continued

MFS MISSISSIPPI MUNICIPAL BOND FUND – continued

	Six months ended 9/30/15 (unaudited)		Years ended 3/31
			2015	2014	2013	2012	2011
Class B
Net asset value, beginning of period	$10.02		$9.68	$10.28	$10.12	$9.38	$9.83

Income (loss) from investment operations
Net investment income (d)	$0.14		$0.29	$0.31	$0.32	$0.33	$0.34
Net realized and unrealized gain (loss) on investments	(0.13)		0.33	(0.57)	0.15	0.73	(0.44)
Total from investment operations	$0.01		$0.62	$(0.26)	$0.47	$1.06	$(0.10)

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.28)	$(0.30)	$(0.30)	$(0.32)	$(0.33)
From net realized gain on investments	—		—	(0.04)	(0.01)	—	(0.02)
Total distributions declared to shareholders	$(0.14)		$(0.28)	$(0.34)	$(0.31)	$(0.32)	$(0.35)
Net asset value, end of period (x)	$9.89		$10.02	$9.68	$10.28	$10.12	$9.38
Total return (%) (r)(s)(t)(x)	0.11	(n)	6.47	(2.50)	4.67	11.47	(1.05)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)	1.71	1.70	1.65	1.67	1.67
Expenses after expense reductions (f)	1.47	(a)	1.47	1.49	1.47	1.44	1.46
Net investment income	2.93	(a)	2.90	3.17	3.06	3.35	3.49
Portfolio turnover	7	(n)	16	19	12	14	15
Net assets at end of period (000 omitted)	$1,636		$1,655	$2,059	$2,604	$2,078	$2,647
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS NEW YORK MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/15 (unaudited)		Years ended 3/31
			2015	2014	2013	2012	2011
Class A
Net asset value, beginning of period	$11.25		$10.74	$11.50	$11.22	$10.34	$10.93

Income (loss) from investment operations
Net investment income (d)	$0.21		$0.39	$0.43	$0.43	$0.43	$0.47
Net realized and unrealized gain (loss) on investments	(0.15)		0.51	(0.79)	0.26	0.87	(0.60)
Total from investment operations	$0.06		$0.90	$(0.36)	$0.69	$1.30	$(0.13)

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.39)	$(0.40)	$(0.41)	$(0.42)	$(0.46)
Net asset value, end of period (x)	$11.12		$11.25	$10.74	$11.50	$11.22	$10.34
Total return (%) (r)(s)(t)(x)	0.59	(n)	8.48	(3.04)	6.19	12.80	(1.31)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.88	0.88	0.86	0.88	0.87
Expenses after expense reductions (f)	0.87	(a)	0.87	0.88	0.86	0.88	0.87
Net investment income	3.87	(a)	3.51	3.94	3.73	3.99	4.30
Portfolio turnover	6	(n)	25	25	18	28	27
Net assets at end of period (000 omitted)	$164,399		$164,566	$155,149	$188,291	$183,191	$171,142

	Six months ended 9/30/15 (unaudited)		Years ended 3/31
Class B			2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.22		$10.71	$11.47	$11.19	$10.31	$10.90

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.31	$0.34	$0.34	$0.35	$0.39
Net realized and unrealized gain (loss) on investments	(0.15)		0.51	(0.78)	0.26	0.87	(0.60)
Total from investment operations	$0.02		$0.82	$(0.44)	$0.60	$1.22	$(0.21)

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.31)	$(0.32)	$(0.32)	$(0.34)	$(0.38)
Net asset value, end of period (x)	$11.09		$11.22	$10.71	$11.47	$11.19	$10.31
Total return (%) (r)(s)(t)(x)	0.21	(n)	7.69	(3.77)	5.41	12.00	(2.04)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.63	1.64	1.61	1.63	1.62
Expenses after expense reductions (f)	1.63	(a)	1.63	1.63	1.61	1.63	1.62
Net investment income	3.13	(a)	2.76	3.20	2.98	3.26	3.56
Portfolio turnover	6	(n)	25	25	18	28	27
Net assets at end of period (000 omitted)	$5,338		$5,459	$5,501	$7,019	$6,298	$8,178

See Notes to Financial Statements

Financial Highlights – continued

MFS NEW YORK MUNICIPAL BOND FUND – continued

	Six months ended 9/30/15 (unaudited)		Years ended 3/31
Class C			2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.23		$10.72	$11.48	$11.21	$10.33	$10.92

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.31	$0.35	$0.34	$0.35	$0.38
Net realized and unrealized gain (loss) on investments	(0.14)		0.51	(0.79)	0.25	0.87	(0.59)
Total from investment operations	$0.03		$0.82	$(0.44)	$0.59	$1.22	$(0.21)

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.31)	$(0.32)	$(0.32)	$(0.34)	$(0.38)
Net asset value, end of period (x)	$11.11		$11.23	$10.72	$11.48	$11.21	$10.33
Total return (%) (r)(s)(t)(x)	0.30	(n)	7.68	(3.77)	5.31	11.97	(2.04)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.63	1.64	1.61	1.63	1.62
Expenses after expense reductions (f)	1.63	(a)	1.63	1.63	1.61	1.63	1.62
Net investment income	3.12	(a)	2.76	3.20	2.98	3.24	3.55
Portfolio turnover	6	(n)	25	25	18	28	27
Net assets at end of period (000 omitted)	$24,974		$25,092	$24,225	$36,508	$32,962	$28,780
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS NORTH CAROLINA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/15 (unaudited)		Years ended 3/31
			2015	2014	2013	2012	2011
Class A
Net asset value, beginning of period	$12.00		$11.58	$12.38	$12.17	$11.18	$11.71

Income (loss) from investment operations
Net investment income (d)	$0.21		$0.42	$0.43	$0.42	$0.45	$0.49
Net realized and unrealized gain (loss) on investments	(0.15)		0.40	(0.76)	0.26	0.97	(0.55)
Total from investment operations	$0.06		$0.82	$(0.33)	$0.68	$1.42	$(0.06)

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.40)	$(0.41)	$(0.40)	$(0.43)	$(0.47)
From net realized gain on investments	—		—	(0.06)	(0.07)	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.20)		$(0.40)	$(0.47)	$(0.47)	$(0.43)	$(0.47)
Net asset value, end of period (x)	$11.86		$12.00	$11.58	$12.38	$12.17	$11.18
Total return (%) (r)(s)(t)(x)	0.51	(n)	7.13	(2.66)	5.59	12.92	(0.55)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.86	0.87	0.84	0.85	0.85
Expenses after expense reductions (f)	0.86	(a)	0.85	0.86	0.84	0.85	0.85
Net investment income	3.53	(a)	3.50	3.64	3.35	3.82	4.22
Portfolio turnover	5	(n)	16	17	18	24	20
Net assets at end of period (000 omitted)	$275,212		$281,268	$278,717	$384,213	$357,793	$320,834

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	0.84	0.83	0.84

See Notes to Financial Statements

Financial Highlights – continued

MFS NORTH CAROLINA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/15 (unaudited)		Years ended 3/31
			2015	2014	2013	2012	2011
Class B
Net asset value, beginning of period	$11.98		$11.56	$12.37	$12.16	$11.17	$11.69

Income (loss) from investment operations
Net investment income (d)	$0.16		$0.33	$0.34	$0.33	$0.36	$0.40
Net realized and unrealized gain (loss) on investments	(0.13)		0.40	(0.77)	0.26	0.98	(0.53)
Total from investment operations	$0.03		$0.73	$(0.43)	$0.59	$1.34	$(0.13)

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.31)	$(0.32)	$(0.31)	$(0.35)	$(0.39)
From net realized gain on investments	—		—	(0.06)	(0.07)	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.16)		$(0.31)	$(0.38)	$(0.38)	$(0.35)	$(0.39)
Net asset value, end of period (x)	$11.85		$11.98	$11.56	$12.37	$12.16	$11.17
Total return (%) (r)(s)(t)(x)	0.22	(n)	6.34	(3.47)	4.81	12.09	(1.20)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.61	1.62	1.59	1.60	1.60
Expenses after expense reductions (f)	1.61	(a)	1.61	1.62	1.59	1.60	1.60
Net investment income	2.79	(a)	2.76	2.89	2.61	3.08	3.46
Portfolio turnover	5	(n)	16	17	18	24	20
Net assets at end of period (000 omitted)	$4,493		$4,738	$5,082	$7,618	$7,793	$8,296

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	1.59	1.58	1.59

See Notes to Financial Statements

Financial Highlights – continued

MFS NORTH CAROLINA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/15 (unaudited)		Years ended 3/31
			2015	2014	2013	2012	2011
Class C
Net asset value, beginning of period	$11.99		$11.57	$12.37	$12.17	$11.17	$11.70

Income (loss) from investment operations
Net investment income (d)	$0.16		$0.33	$0.34	$0.32	$0.36	$0.40
Net realized and unrealized gain (loss) on investments	(0.14)		0.40	(0.76)	0.26	0.98	(0.54)
Total from investment operations	$0.02		$0.73	$(0.42)	$0.58	$1.34	$(0.14)

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.31)	$(0.32)	$(0.31)	$(0.34)	$(0.39)
From net realized gain on investments	—		—	(0.06)	(0.07)	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.16)		$(0.31)	$(0.38)	$(0.38)	$(0.34)	$(0.39)
Net asset value, end of period (x)	$11.85		$11.99	$11.57	$12.37	$12.17	$11.17
Total return (%) (r)(s)(t)(x)	0.14	(n)	6.33	(3.39)	4.72	12.18	(1.29)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.61	1.62	1.59	1.60	1.60
Expenses after expense reductions (f)	1.61	(a)	1.60	1.62	1.59	1.60	1.60
Net investment income	2.78	(a)	2.75	2.89	2.60	3.06	3.46
Portfolio turnover	5	(n)	16	17	18	24	20
Net assets at end of period (000 omitted)	$55,541		$56,074	$56,314	$87,114	$75,895	$64,530

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	1.59	1.58	1.59
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS PENNSYLVANIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/15 (unaudited)		Years ended 3/31
			2015	2014	2013	2012	2011
Class A
Net asset value, beginning of period	$10.44		$9.99	$10.63	$10.36	$9.53	$10.04

Income (loss) from investment operations
Net investment income (d)	$0.19		$0.35	$0.39	$0.40	$0.42	$0.43
Net realized and unrealized gain (loss) on investments	(0.12)		0.45	(0.66)	0.25	0.82	(0.52)
Total from investment operations	$0.07		$0.80	$(0.27)	$0.65	$1.24	$(0.09)

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.35)	$(0.37)	$(0.38)	$(0.41)	$(0.42)
Net asset value, end of period (x)	$10.33		$10.44	$9.99	$10.63	$10.36	$9.53
Total return (%) (r)(s)(t)(x)	0.70	(n)	8.10	(2.52)	6.35	13.27	(0.97)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	0.95	0.93	0.89	0.93	0.93
Expenses after expense reductions (f)	0.79	(a)	0.79	0.78	0.74	0.78	0.78
Net investment income	3.62	(a)	3.42	3.90	3.77	4.20	4.34
Portfolio turnover	11	(n)	23	21	15	21	21
Net assets at end of period (000 omitted)	$109,354		$110,378	$110,449	$152,804	$133,328	$118,709

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	0.74	0.78	0.78

See Notes to Financial Statements

Financial Highlights – continued

MFS PENNSYLVANIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/15 (unaudited)		Years ended 3/31
			2015	2014	2013	2012	2011
Class B
Net asset value, beginning of period	$10.47		$10.02	$10.65	$10.39	$9.55	$10.06

Income (loss) from investment operations
Net investment income (d)	$0.15		$0.27	$0.31	$0.32	$0.35	$0.36
Net realized and unrealized gain (loss) on investments	(0.13)		0.45	(0.65)	0.24	0.83	(0.53)
Total from investment operations	$0.02		$0.72	$(0.34)	$0.56	$1.18	$(0.17)

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.27)	$(0.29)	$(0.30)	$(0.34)	$(0.34)
Net asset value, end of period (x)	$10.35		$10.47	$10.02	$10.65	$10.39	$9.55
Total return (%) (r)(s)(t)(x)	0.23	(n)	7.26	(3.16)	5.42	12.49	(1.74)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.70	1.68	1.64	1.68	1.68
Expenses after expense reductions (f)	1.55	(a)	1.55	1.55	1.51	1.55	1.56
Net investment income	2.85	(a)	2.65	3.12	2.99	3.44	3.55
Portfolio turnover	11	(n)	23	21	15	21	21
Net assets at end of period (000 omitted)	$5,758		$6,212	$6,936	$10,793	$10,524	$12,750

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	1.51	1.54	1.56
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS SOUTH CAROLINA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/15 (unaudited)		Years ended 3/31
			2015	2014	2013	2012	2011
Class A
Net asset value, beginning of period	$12.29		$11.78	$12.61	$12.38	$11.48	$12.04

Income (loss) from investment operations
Net investment income (d)	$0.19		$0.36	$0.43	$0.43	$0.47	$0.50
Net realized and unrealized gain (loss) on investments	(0.13)		0.51	(0.85)	0.22	0.89	(0.56)
Total from investment operations	$0.06		$0.87	$(0.42)	$0.65	$1.36	$(0.06)

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.36)	$(0.41)	$(0.42)	$(0.46)	$(0.50)
Net asset value, end of period (x)	$12.17		$12.29	$11.78	$12.61	$12.38	$11.48
Total return (%) (r)(s)(t)(x)	0.49	(n)	7.48	(3.31)	5.24	12.02	(0.59)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.90	0.89	0.86	0.88	0.88
Expenses after expense reductions (f)	0.87	(a)	0.89	0.89	0.86	0.88	0.88
Net investment income	3.08	(a)	2.97	3.59	3.42	3.94	4.20
Portfolio turnover	3	(n)	22	24	15	19	26
Net assets at end of period (000 omitted)	$167,490		$170,887	$166,428	$220,370	$194,840	$166,413

See Notes to Financial Statements

Financial Highlights – continued

MFS SOUTH CAROLINA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/15 (unaudited)		Years ended 3/31
			2015	2014	2013	2012	2011
Class B
Net asset value, beginning of period	$12.28		$11.77	$12.61	$12.37	$11.47	$12.04

Income (loss) from investment operations
Net investment income (d)	$0.14		$0.27	$0.34	$0.34	$0.38	$0.41
Net realized and unrealized gain (loss) on investments	(0.13)		0.51	(0.86)	0.22	0.89	(0.57)
Total from investment operations	$0.01		$0.78	$(0.52)	$0.56	$1.27	$(0.16)

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.27)	$(0.32)	$(0.32)	$(0.37)	$(0.41)
Net asset value, end of period (x)	$12.16		$12.28	$11.77	$12.61	$12.37	$11.47
Total return (%) (r)(s)(t)(x)	0.12	(n)	6.69	(4.11)	4.55	11.20	(1.41)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	1.65	1.64	1.61	1.63	1.63
Expenses after expense reductions (f)	1.62	(a)	1.64	1.64	1.61	1.63	1.63
Net investment income	2.32	(a)	2.22	2.84	2.67	3.20	3.45
Portfolio turnover	3	(n)	22	24	15	19	26
Net assets at end of period (000 omitted)	$4,358		$4,635	$5,125	$7,421	$6,698	$6,928
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS TENNESSEE MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class(assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/15 (unaudited)		Years ended 3/31
			2015	2014	2013	2012	2011
Class A
Net asset value, beginning of period	$10.67		$10.27	$10.96	$10.76	$9.97	$10.40

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.33	$0.35	$0.39	$0.43	$0.43
Net realized and unrealized gain (loss) on investments	(0.14)		0.38	(0.70)	0.18	0.78	(0.44)
Total from investment operations	$0.03		$0.71	$(0.35)	$0.57	$1.21	$(0.01)

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.31)	$(0.34)	$(0.37)	$(0.42)	$(0.42)
Net asset value, end of period (x)	$10.54		$10.67	$10.27	$10.96	$10.76	$9.97
Total return (%) (r)(s)(t)(x)	0.25	(n)	7.01	(3.15)	5.33	12.31	(0.14)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	0.94	0.94	0.89	0.91	0.91
Expenses after expense reductions (f)	0.92	(a)	0.94	0.94	0.89	0.91	0.91
Net investment income	3.21	(a)	3.12	3.42	3.51	4.08	4.13
Portfolio turnover	7	(n)	18	26	20	14	18
Net assets at end of period (000 omitted)	$100,778		$102,473	$104,102	$133,911	$117,095	$107,334

See Notes to Financial Statements

Financial Highlights – continued

MFS TENNESSEE MUNICIPAL BOND FUND – continued

	Six months ended 9/30/15 (unaudited)		Years ended 3/31
			2015	2014	2013	2012	2011
Class B
Net asset value, beginning of period	$10.66		$10.26	$10.95	$10.75	$9.97	$10.39

Income (loss) from investment operations
Net investment income (d)	$0.13		$0.25	$0.28	$0.30	$0.35	$0.35
Net realized and unrealized gain (loss) on investments	(0.14)		0.38	(0.71)	0.19	0.77	(0.43)
Total from investment operations	$(0.01)		$0.63	$(0.43)	$0.49	$1.12	$(0.08)

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.23)	$(0.26)	$(0.29)	$(0.34)	$(0.34)
Net asset value, end of period (x)	$10.53		$10.66	$10.26	$10.95	$10.75	$9.97
Total return (%) (r)(s)(t)(x)	(0.12	)(n)	6.21	(3.88)	4.55	11.37	(0.78)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.69	1.69	1.64	1.66	1.66
Expenses after expense reductions (f)	1.67	(a)	1.69	1.69	1.64	1.66	1.65
Net investment income	2.46	(a)	2.37	2.68	2.76	3.34	3.38
Portfolio turnover	7	(n)	18	26	20	14	18
Net assets at end of period (000 omitted)	$1,844		$1,902	$1,893	$2,727	$2,535	$3,116
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS VIRGINIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/15 (unaudited)		Years ended 3/31
			2015	2014	2013	2012	2011
Class A
Net asset value, beginning of period	$11.44		$11.05	$11.69	$11.52	$10.67	$11.24

Income (loss) from investment operations
Net investment income (d)	$0.19		$0.39	$0.40	$0.42	$0.45	$0.47
Net realized and unrealized gain (loss) on investments	(0.11)		0.37	(0.64)	0.15	0.83	(0.57)
Total from investment operations	$0.08		$0.76	$(0.24)	$0.57	$1.28	$(0.10)

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.37)	$(0.40)	$(0.40)	$(0.43)	$(0.46)
From net realized gain on investments	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.18)		$(0.37)	$(0.40)	$(0.40)	$(0.43)	$(0.47)
Net asset value, end of period (x)	$11.34		$11.44	$11.05	$11.69	$11.52	$10.67
Total return (%) (r)(s)(t)(x)	0.70	(n)	6.97	(2.02)	4.99	12.21	(1.03)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.88	0.89	0.86	0.86	0.86
Expenses after expense reductions (f)	0.86	(a)	0.88	0.88	0.86	0.86	0.86
Net investment income	3.39	(a)	3.48	3.65	3.57	3.99	4.23
Portfolio turnover	4	(n)	20	24	11	24	21
Net assets at end of period (000 omitted)	$247,244		$255,205	$257,695	$335,395	$317,117	$292,027

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.85	(a)	0.86	0.87	0.85	0.85	0.85

See Notes to Financial Statements

Financial Highlights – continued

MFS VIRGINIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/15 (unaudited)		Years ended 3/31
			2015	2014	2013	2012	2011
Class B
Net asset value, beginning of period	$11.44		$11.05	$11.68	$11.51	$10.66	$11.24

Income (loss) from investment operations
Net investment income (d)	$0.15		$0.31	$0.32	$0.33	$0.36	$0.39
Net realized and unrealized gain (loss) on investments	(0.12)		0.37	(0.64)	0.15	0.84	(0.58)
Total from investment operations	$0.03		$0.68	$(0.32)	$0.48	$1.20	$(0.19)

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.29)	$(0.31)	$(0.31)	$(0.35)	$(0.38)
From net realized gain on investments	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.14)		$(0.29)	$(0.31)	$(0.31)	$(0.35)	$(0.39)
Net asset value, end of period (x)	$11.33		$11.44	$11.05	$11.68	$11.51	$10.66
Total return (%) (r)(s)(t)(x)	0.24	(n)	6.18	(2.67)	4.21	11.38	(1.85)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.63	1.64	1.61	1.61	1.61
Expenses after expense reductions (f)	1.62	(a)	1.63	1.64	1.61	1.61	1.61
Net investment income	2.64	(a)	2.73	2.90	2.83	3.25	3.47
Portfolio turnover	4	(n)	20	24	11	24	21
Net assets at end of period (000 omitted)	$1,602		$1,921	$2,212	$3,425	$3,781	$4,159

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.61	(a)	1.62	1.63	1.60	1.60	1.60

See Notes to Financial Statements

Financial Highlights – continued

MFS VIRGINIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/15 (unaudited)		Years ended 3/31
			2015	2014	2013	2012	2011
Class C
Net asset value, beginning of period	$11.44		$11.05	$11.68	$11.51	$10.67	$11.24

Income (loss) from investment operations
Net investment income (d)	$0.15		$0.31	$0.32	$0.33	$0.36	$0.39
Net realized and unrealized gain (loss) on investments	(0.11)		0.37	(0.64)	0.15	0.83	(0.58)
Total from investment operations	$0.04		$0.68	$(0.32)	$0.48	$1.19	$(0.19)

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.29)	$(0.31)	$(0.31)	$(0.35)	$(0.37)
From net realized gain on investments	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.14)		$(0.29)	$(0.31)	$(0.31)	$(0.35)	$(0.38)
Net asset value, end of period (x)	$11.34		$11.44	$11.05	$11.68	$11.51	$10.67
Total return (%) (r)(s)(t)(x)	0.33	(n)	6.17	(2.67)	4.21	11.27	(1.77)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.63	1.64	1.61	1.61	1.61
Expenses after expense reductions (f)	1.61	(a)	1.63	1.64	1.61	1.61	1.61
Net investment income	2.64	(a)	2.73	2.90	2.81	3.24	3.47
Portfolio turnover	4	(n)	20	24	11	24	21
Net assets at end of period (000 omitted)	$24,096		$25,108	$25,163	$35,878	$32,519	$30,726

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.60	(a)	1.62	1.63	1.60	1.60	1.60
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS WEST VIRGINIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/15 (unaudited)		Years ended 3/31
			2015	2014	2013	2012	2011
Class A
Net asset value, beginning of period	$11.36		$10.93	$11.60	$11.49	$10.61	$10.98

Income (loss) from investment operations
Net investment income (d)	$0.19		$0.38	$0.39	$0.40	$0.43	$0.44
Net realized and unrealized gain (loss) on investments	(0.16)		0.40	(0.69)	0.09	0.86	(0.39)
Total from investment operations	$0.03		$0.78	$(0.30)	$0.49	$1.29	$0.05

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.35)	$(0.37)	$(0.38)	$(0.41)	$(0.42)
Net asset value, end of period (x)	$11.22		$11.36	$10.93	$11.60	$11.49	$10.61
Total return (%) (r)(s)(t)(x)	0.31	(n)	7.18	(2.54)	4.32	12.32	0.41

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.93	0.93	0.88	0.88	0.89
Expenses after expense reductions (f)	0.89	(a)	0.90	0.90	0.88	0.88	0.89
Net investment income	3.34	(a)	3.34	3.58	3.44	3.81	3.98
Portfolio turnover	5	(n)	22	17	14	14	17
Net assets at end of period (000 omitted)	$119,006		$121,680	$119,721	$153,032	$143,789	$128,450

	Six months ended 9/30/15 (unaudited)		Years ended 3/31
			2015	2014	2013	2012	2011
Class B
Net asset value, beginning of period	$11.35		$10.93	$11.59	$11.49	$10.61	$10.97

Income (loss) from investment operations
Net investment income (d)	$0.14		$0.29	$0.31	$0.31	$0.34	$0.36
Net realized and unrealized gain (loss) on investments	(0.15)		0.39	(0.68)	0.09	0.86	(0.38)
Total from investment operations	$(0.01)		$0.68	$(0.37)	$0.40	$1.20	$(0.02)

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.26)	$(0.29)	$(0.30)	$(0.32)	$(0.34)
Net asset value, end of period (x)	$11.21		$11.35	$10.93	$11.59	$11.49	$10.61
Total return (%) (r)(s)(t)(x)	(0.07	)(n)	6.29	(3.18)	3.46	11.48	(0.24)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.68	1.68	1.63	1.63	1.64
Expenses after expense reductions (f)	1.64	(a)	1.65	1.65	1.63	1.63	1.64
Net investment income	2.59	(a)	2.59	2.83	2.69	3.08	3.23
Portfolio turnover	5	(n)	22	17	14	14	17
Net assets at end of period (000 omitted)	$1,151		$1,209	$1,291	$1,890	$2,220	$2,925
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Mississippi Municipal Bond Fund (Mississippi Fund), MFS New York Municipal Bond Fund (New York Fund), MFS North Carolina Municipal Bond Fund (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund (Pennsylvania Fund), MFS South Carolina Municipal Bond Fund (South Carolina Fund), MFS Tennessee Municipal Bond Fund (Tennessee Fund), MFS Virginia Municipal Bond Fund (Virginia Fund), and MFS West Virginia Municipal Bond Fund (West Virginia Fund) are each a diversified series of MFS Municipal Series Trust, (with the exception of Mississippi Fund and West Virginia Fund which are non-diversified), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. Each fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region or state where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the funds could be taxable to shareholders.

Balance Sheet Offsetting – Each fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between each fund and the applicable counterparty. Each fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to each fund, have been included in each fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halting of

Notes to Financial Statements (unaudited) – continued

trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of September 30, 2015 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
Mississippi Fund
Investments at Value
Municipal Bonds	$—	$83,379,257	$—	$83,379,257
Mutual Funds	1,542,269	—	—	1,542,269
Total Investments	$1,542,269	$83,379,257	$—	$84,921,526

New York Fund
Investments at Value
Municipal Bonds	$—	$186,609,620	$—	$186,609,620
Mutual Funds	4,374,684	—	—	4,374,684
Total Investments	$4,374,684	$186,609,620	$—	$190,984,304

North Carolina Fund
Investments at Value
Municipal Bonds	$—	$327,376,527	$—	$327,376,527
Mutual Funds	3,268,186	—	—	3,268,186
Total Investments	$3,268,186	$327,376,527	$—	$330,644,713

Pennsylvania Fund
Investments at Value
Municipal Bonds	$—	$112,277,914	$—	$112,277,914
Mutual Funds	1,843,816	—	—	1,843,816
Total Investments	$1,843,816	$112,277,914	$—	$114,121,730

Other Financial Instruments
Futures Contracts	$(31,161)	$—	$—	$(31,161)

South Carolina Fund
Investments at Value
Municipal Bonds	$—	$168,536,400	$—	$168,536,400
Mutual Funds	1,283,805	—	—	1,283,805
Total Investments	$1,283,805	$168,536,400	$—	$169,820,205

Other Financial Instruments
Futures Contracts	$(31,161)	$—	$—	$(31,161)

Notes to Financial Statements (unaudited) – continued

	Level 1	Level 2	Level 3	Total

Tennessee Fund
Investments at Value
Municipal Bonds	$—	$99,787,874	$—	$99,787,874
Mutual Funds	1,596,771	—	—	1,596,771
Total Investments	$1,596,771	$99,787,874	$—	$101,384,645

Virginia Fund
Investments at Value
Municipal Bonds	$—	$271,514,297	$—	$271,514,297
Mutual Funds	3,270,334	—	—	3,270,334
Total Investments	$3,270,334	$271,514,297	$—	$274,784,631

Other Financial Instruments
Futures Contracts	$(50,079)	$—	$—	$(50,079)

West Virginia Fund
Investments at Value
Municipal Bonds	$—	$117,943,155	$—	$117,943,155
Mutual Funds	961,556	—	—	961,556
Total Investments	$961,556	$117,943,155	$—	$118,904,711
For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The Pennsylvania Fund, the South Carolina Fund, and the Virginia Fund use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the Pennsylvania Fund, the South Carolina Fund, and the Virginia Fund were futures contracts. These funds’ period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of their derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the Pennsylvania Fund, the South Carolina Fund, and the Virginia Fund at September 30, 2015 as reported in the Statements of Assets and Liabilities:

			Fair Value (a)
Fund	Risk	Derivative	Liability Derivatives
Pennsylvania Fund	Interest Rate	Interest Rate Futures	$(31,161)
South Carolina Fund	Interest Rate	Interest Rate Futures	(31,161)
Virginia Fund	Interest Rate	Interest Rate Futures	(50,079)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in each fund’s Portfolios of Investments. Only the current day variation margin for futures contracts is separately reported within each fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the Pennsylvania Fund, the South Carolina Fund, and the Virginia Fund for the six months ended September 30, 2015 as reported in the Statements of Operations:

Fund	Risk	Futures Contracts
Pennsylvania Fund	Interest Rate	$(31,161)
South Carolina Fund	Interest Rate	(31,161)
Virginia Fund	Interest Rate	(50,079)

There is no realized gain (loss) from derivative transactions during the period for these funds.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the Pennsylvania Fund, the South Carolina Fund, and the Virginia Fund attempt to reduce their exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net

Notes to Financial Statements (unaudited) – continued

amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of each fund’s credit risk to such counterparty equal to any amounts payable by each fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover each fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The Pennsylvania Fund, the South Carolina Fund, and the Virginia Fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, these funds are required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by these funds each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by these funds until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

Each fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, each fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to these funds since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. These funds’ maximum risk of loss due to counterparty credit risk is equal to the margin posted by the each fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Inverse Floaters – The Virginia Fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holders of the inverse floaters transfer the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by the Virginia Fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the Virginia Fund and amounts owed to the holders of the floating rate certificates under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the Virginia Fund in the Statements of Assets and Liabilities under the caption, “Payable to the holders of the floating rate certificates from trust assets”. The carrying value of the Virginia Fund’s payable to the holders of the floating rate certificates from trust assets as reported in the Virginia Fund’s Statements of Assets and Liabilities approximates its fair value. The value of the payable to the holders of the floating rate certificates from trust assets as of the reporting date is considered level 2 under the fair value hierarchy disclosure. At September 30, 2015, the Virginia Fund’s payable to the holders of the floating rate certificates from trust assets was $5,004,812 and the interest rate on the floating rate certificates issued by the trust was 0.03%. For the six months ended September 30, 2015, the average payable to the holders of the floating rate certificates from trust assets was $5,012,684 at a weighted average interest rate of 0.03%. Interest expense and fees relate to interest payments made to the holders of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended September 30, 2015, interest expense and fees related to self-deposited inverse floaters amounted to $14,237 and is included in “Interest expense and fees” in the Statements of Operations.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the each fund that have not yet occurred.

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – Each fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by each fund. The amount of the credit, for the six months ended September 30, 2015, is shown as a reduction of total expenses in the Statements of Operations. For the six months ended September 30, 2015, custody fees were not reduced for the Mississippi Fund, North Carolina Fund, Tennessee Fund, and the West Virginia Fund.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and secured borrowings, as applicable to each fund.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 3/31/15	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Ordinary income (including any short-term capital gains)	$—	$—	$—	$—	$46,957	$11,636	$127,881	$—
Tax-exempt income	3,054,047	6,491,818	10,957,227	3,943,495	5,090,940	3,131,451	9,128,896	3,757,344
Total distributions	$3,054,047	$6,491,818	$10,957,227	$3,943,495	$5,137,897	$3,143,087	$9,256,777	$3,757,344

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 9/30/15	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Cost of investments	$79,162,162	$176,314,431	$305,402,240	$105,721,338
Gross appreciation	6,003,526	14,961,519	25,931,915	8,562,893
Gross depreciation	(244,162)	(291,646)	(689,442)	(162,501)
Net unrealized appreciation (depreciation)	$5,759,364	$14,669,873	$25,242,473	$8,400,392

As of 3/31/15
Undistributed ordinary income	—	37,622	5,035	63,188
Undistributed tax-exempt income	315,682	600,858	1,131,891	341,205
Capital loss carryforwards	(2,572,631)	(6,659,894)	(12,012,153)	(5,329,621)
Other temporary differences	(268,420)	(567,669)	(938,224)	(321,759)
Net unrealized appreciation (depreciation)	7,338,368	16,979,829	29,348,550	9,709,379

As of 9/30/15	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Cost of investments	$158,682,603	$94,780,950	$252,169,736	$111,692,930
Gross appreciation	11,398,393	6,964,334	19,884,627	7,404,798
Gross depreciation	(260,791)	(360,639)	(2,274,544)	(193,017)
Net unrealized appreciation (depreciation)	$11,137,602	$6,603,695	$17,610,083	$7,211,781

As of 3/31/15
Undistributed ordinary income	6,569	1,815	187,172	—
Undistributed tax-exempt income	427,043	744,418	499,789	311,371
Capital loss carryforwards	(8,256,103)	(3,771,241)	(9,720,281)	(5,019,150)
Other temporary differences	(417,427)	(266,083)	(765,022)	(323,835)
Net unrealized appreciation (depreciation)	13,080,483	7,841,393	20,598,694	8,683,508

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after March 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2015, each fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:			New York Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
3/31/17			$—	$(310,955)	$—	$—	$—	$—
3/31/18			—	(139,728)	(620,248)	—	—	(314,556)
3/31/19			(1,676,455)	(847,239)	(825,001)	(57,345)	(203,621)	—
Total			$(1,676,455)	$(1,297,922)	$(1,445,249)	$(57,345)	$(203,621)	$(314,556)

Post-enactment losses which are characterized as follows:	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Short-Term	$(583,457)	$(3,461,445)	$(7,907,980)	$(2,523,802)	$(3,349,099)	$(1,991,278)	$(3,223,580)	$(1,437,387)
Long-Term	(1,989,174)	(1,521,994)	(4,104,173)	(1,507,897)	(3,461,755)	(1,722,618)	(6,293,080)	(3,267,207)
Total	$(2,572,631)	$(4,983,439)	$(12,012,153)	$(4,031,699)	$(6,810,854)	$(3,713,896)	$(9,516,660)	$(4,704,594)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to

Notes to Financial Statements (unaudited) – continued

differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

Distributions declared to shareholders:

From net investment income

	Mississippi Fund		New York Fund		North Carolina Fund		Pennsylvania Fund
	Six months ended 9/30/15	Year ended 3/31/15	Six months ended 9/30/15	Year ended 3/31/15	Six months ended 9/30/15	Year ended 3/31/15	Six months ended 9/30/15	Year ended 3/31/15
Class A	$1,462,146	$3,002,563	$2,853,580	$5,652,492	$4,667,483	$9,379,601	$1,928,653	$3,769,713
Class B	23,171	51,484	74,027	154,597	60,688	125,884	81,217	173,782
Class C	—	—	339,919	684,729	727,842	1,451,742	—	—
Total	$1,485,317	$3,054,047	$3,267,526	$6,491,818	$5,456,013	$10,957,227	$2,009,870	$3,943,495

	South Carolina Fund		Tennessee Fund		Virginia Fund		West Virginia Fund
	Six months ended 9/30/15	Year ended 3/31/15	Six months ended 9/30/15	Year ended 3/31/15	Six months ended 9/30/15	Year ended 3/31/15	Six months ended 9/30/15	Year ended 3/31/15
Class A	$2,476,553	$5,029,139	$1,497,565	$3,100,058	$3,970,371	$8,569,408	$1,842,572	$3,728,386
Class B	48,971	108,758	20,421	43,029	21,027	52,749	13,959	28,958
Class C	—	—	—	—	296,949	634,620	—	—
Total	$2,525,524	$5,137,897	$1,517,986	$3,143,087	$4,288,347	$9,256,777	$1,856,531	$3,757,344

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of the each fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the funds’ Board of Trustees. For the six months ended September 30, 2015, these management fee reductions amounted to the following, which are included in the reduction of total expenses in the Statements of Operations:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$2,934	$6,663	$11,623	$3,984	$5,957	$3,562	$9,576	$4,150

The management fee incurred for the six months ended September 30, 2015 was equivalent to an annual effective rate of 0.44% of each fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of these funds’ average daily net assets:

	New York Fund	North Carolina Fund
Class A	0.90%	0.93%
Class B	1.65%	1.68%
Class C	1.65%	1.68%

These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until July 31, 2016. For the six months ended September 30, 2015, the actual operating expenses for these funds did not exceed the limits described above and therefore, the investment adviser did not pay any portion of these funds’ expenses under these agreements.

For the period April 1, 2015 through July 31, 2015, the investment adviser had agreed in writing to pay a portion of the following funds’ total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and

Notes to Financial Statements (unaudited) – continued

investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of these funds’ average daily net assets:

	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	0.91%	0.94%	0.89%	0.90%
Class B	1.66%	1.69%	1.64%	1.65%
Class C	N/A	N/A	1.64%	N/A

These written agreements terminated on July 31, 2015. For the period April 1, 2015 through July 31, 2015, this reduction amounted to the following and is included in the reduction of total expenses in the Statements of Operations:

South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$—	$147	$—	$11,110

Effective August 1, 2015, the investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of these funds’ average daily net assets:

	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	0.84%	0.88%	0.81%	0.87%
Class B	1.59%	1.63%	1.56%	1.62%
Class C	N/A	N/A	1.56%	N/A

These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until July 31, 2016. For the period August 1, 2015 through September 30, 2015, this reduction amounted to the following and is included in the reduction of total expenses in the Statements of Operations:

South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$13,927	$9,551	$28,846	$11,245

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended September 30, 2015, as its portion of the initial sales charge on sales of Class A shares of each fund:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$3,194	$4,358	$10,889	$4,216	$8,725	$4,654	$4,049	$4,630

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	—	0.25%	0.25%	0.10%	$104,384
New York Fund	—	0.25%	0.25%	0.25%	204,075
North Carolina Fund	—	0.25%	0.25%	0.25%	346,367
Pennsylvania Fund	—	0.25%	0.25%	0.10%	137,137
South Carolina Fund	—	0.25%	0.25%	0.25%	210,478
Tennessee Fund	—	0.25%	0.25%	0.25%	126,893
Virginia Fund	—	0.25%	0.25%	0.25%	314,373
West Virginia Fund	—	0.25%	0.25%	0.25%	149,064

Notes to Financial Statements (unaudited) – continued

	CLASS B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	0.75%	0.25%	1.00%	0.76%	$8,156
New York Fund	0.75%	0.25%	1.00%	1.00%	26,812
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	23,090
Pennsylvania Fund	0.75%	0.25%	1.00%	0.86%	29,445
South Carolina Fund	0.75%	0.25%	1.00%	1.00%	22,316
Tennessee Fund	0.75%	0.25%	1.00%	1.00%	9,254
Virginia Fund	0.75%	0.25%	1.00%	1.00%	8,723
West Virginia Fund	0.75%	0.25%	1.00%	1.00%	5,946

	CLASS C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
New York Fund	0.75%	0.25%	1.00%	1.00%	$123,461
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	277,434
Virginia Fund	0.75%	0.25%	1.00%	1.00%	123,256

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Total Distribution and Service Fees	$112,540	$354,348	$646,891	$166,582	$232,794	$136,147	$446,352	$155,010

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended September 30, 2015, these rebates amounted to the following, and are included in the reduction of total expenses in the Statements of Operations:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	$1,933	$2,192	$4,806	$69	$2,094	$628	$2,265	$1,116
Class B	—	—	—	1	2	—	—	—
Class C	N/A	—	—	N/A	N/A	N/A	65	N/A

Mississippi Fund: MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2016. For the six months ended September 30, 2015, this reduction amounted to $62,631 and is included in the reduction of total expenses in the Statements of Operations. The service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced by MFD to 0.00% under a written agreement that will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2016. For the six months ended September 30, 2015, this reduction amounted to $1,954, and is included in the reduction of total expenses in the Statements of Operations.

Pennsylvania Fund: MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2016. For the six months ended September 30, 2015, this reduction amounted to $82,283 and is included in the reduction of total expenses in the Statements of Operations. The service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced by MFD to 0.10% under a written agreement that will continue until modified by the fund’s Board of Trustees, but will continue at least until July 31, 2016. For the six months ended September 30, 2015, this reduction amounted to $4,204 and is included in the reduction of total expenses in the Statements of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2015, were as follows:

CDSC imposed	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	$—	$—	$—	$—	$64	$—	$—	$—
Class B	132	1,547	1,494	2,393	225	96	992	2,053
Class C	N/A	359	2,058	N/A	N/A	N/A	1,492	N/A

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended September 30, 2015, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Expenses paid	$2,450	$9,850	$12,599	$8,057	$5,952	$3,250	$13,029	$4,165
Percent of average daily net assets	0.0058%	0.0102%	0.0075%	0.0140%	0.0069%	0.0063%	0.0094%	0.0069%

MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended September 30, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$29,975	$56,056	$135,275	$43,274	$63,022	$41,053	$108,556	$50,482

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2015 was equivalent to an annual effective rate of each fund’s average daily net assets as follows:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Percentage of average daily net assets	0.0270%	0.0206%	0.0184%	0.0240%	0.0211%	0.0250%	0.0190%	0.0236%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense for each fund. These amounts are included in “Independent Trustees’ compensation” in the Statements of Operations for the six months ended September 30, 2015 and were as follows:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$113	$66	$326	$115	$317	$68	$326	$315

The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to the following at September 30, 2015, and is included in “Payable for independent Trustees’ compensation” in the Statements of Assets and Liabilities:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$2,504	$3,196	$5,657	$2,399	$5,685	$3,250	$5,679	$5,682

Other – These funds and certain other funds managed by MFS (the funds) have entered into service agreements (the ISO Agreements) which provide for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreements with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended September 30, 2015, the fees paid by each fund under this agreement amounted to the following and are included in “Miscellaneous” expense in the Statements of Operations:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$94	$213	$372	$128	$191	$113	$307	$133

MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statements of Operations. This money market fund does not pay a management fee to MFS.

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

For the six months ended September 30, 2015, purchases and sales of investments, other than short-term obligations, were as follows:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Purchases	$6,120,693	$16,106,842	$17,938,670	$13,411,500	$7,556,988	$10,525,141	$12,232,156	$6,330,203
Sales	$8,143,914	$10,512,309	$21,361,682	$12,344,781	$4,271,896	$7,382,910	$19,685,419	$9,797,577

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Mississippi Fund				New York Fund
	Six months ended 9/30/15		Year ended 3/31/15		Six months ended 9/30/15		Year ended 3/31/15
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	310,213	$3,057,219	525,714	$5,207,060	626,161	$6,959,014	916,124	$10,156,077
Class B	8,574	84,700	10,896	107,799	15,017	166,005	26,353	289,253
Class C	—	—	—	—	127,791	1,419,400	273,083	3,021,582
	318,787	$3,141,919	536,610	$5,314,859	768,969	$8,544,419	1,215,560	$13,466,912

Shares issued to shareholders in reinvestment of distributions
Class A	130,443	$1,287,057	261,437	$2,591,092	226,327	$2,511,026	433,642	$4,819,979
Class B	2,019	19,939	4,358	43,208	5,095	56,372	10,435	115,653
Class C	—	—	—	—	25,975	287,890	51,323	569,691
	132,462	$1,306,996	265,795	$2,634,300	257,397	$2,855,288	495,400	$5,505,323

Shares reacquired
Class A	(601,237)	$(5,934,328)	(1,036,538)	$(10,265,541)	(700,803)	$(7,772,829)	(1,167,388)	$(12,947,890)
Class B	(10,395)	(102,549)	(62,811)	(620,253)	(25,457)	(281,545)	(63,815)	(705,878)
Class C	—	—	—	—	(138,946)	(1,539,883)	(349,619)	(3,867,572)
	(611,632)	$(6,036,877)	(1,099,349)	$(10,885,794)	(865,206)	$(9,594,257)	(1,580,822)	$(17,521,340)

Net change
Class A	(160,581)	$(1,590,052)	(249,387)	$(2,467,389)	151,685	$1,697,211	182,378	$2,028,166
Class B	198	2,090	(47,557)	(469,246)	(5,345)	(59,168)	(27,027)	(300,972)
Class C	—	—	—	—	14,820	167,407	(25,213)	(276,299)
	(160,383)	$(1,587,962)	(296,944)	$(2,936,635)	161,160	$1,805,450	130,138	$1,450,895

Notes to Financial Statements (unaudited) – continued

	North Carolina Fund				Pennsylvania Fund
	Six months ended 9/30/15		Year ended 3/31/15		Six months ended 9/30/15		Year ended 3/31/15
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,201,058	$14,218,192	2,507,177	$29,795,681	641,660	$6,601,517	891,353	$9,165,636
Class B	7,300	87,002	20,575	245,270	7,392	76,168	8,888	92,225
Class C	209,245	2,476,560	517,870	6,159,618	—	—	—	—
	1,417,603	$16,781,754	3,045,622	$36,200,569	649,052	$6,677,685	900,241	$9,257,861

Shares issued to shareholders in reinvestment of distributions
Class A	342,184	$4,053,104	660,252	$7,857,355	161,629	$1,665,858	314,957	$3,253,750
Class B	4,736	56,030	9,839	116,891	7,400	76,468	15,673	162,296
Class C	52,659	623,209	102,808	1,222,358	—	—	—	—
	399,579	$4,732,343	772,899	$9,196,604	169,029	$1,742,326	330,630	$3,416,046

Shares reacquired
Class A	(1,786,204)	$(21,146,045)	(3,798,057)	$(45,099,821)	(783,634)	$(8,080,416)	(1,691,552)	$(17,407,723)
Class B	(28,161)	(333,098)	(74,514)	(881,247)	(51,961)	(536,670)	(123,730)	(1,278,872)
Class C	(253,426)	(3,001,657)	(811,218)	(9,623,884)	—	—	—	—
	(2,067,791)	$(24,480,800)	(4,683,789)	$(55,604,952)	(835,595)	$(8,617,086)	(1,815,282)	$(18,686,595)

Net change
Class A	(242,962)	$(2,874,749)	(630,628)	$(7,446,785)	19,655	$186,959	(485,242)	$(4,988,337)
Class B	(16,125)	(190,066)	(44,100)	(519,086)	(37,169)	(384,034)	(99,169)	(1,024,351)
Class C	8,478	98,112	(190,540)	(2,241,908)	—	—	—	—
	(250,609)	$(2,966,703)	(865,268)	$(10,207,779)	(17,514)	$(197,075)	(584,411)	$(6,012,688)

	South Carolina Fund				Tennessee Fund
	Six months ended 9/30/15		Year ended 3/31/15		Six months ended 9/30/15		Year ended 3/31/15
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	514,941	$6,257,181	1,530,675	$18,617,267	475,353	$5,018,999	884,042	$9,335,433
Class B	2,453	29,582	214	2,601	2,239	23,637	22,150	235,111
	517,394	$6,286,763	1,530,889	$18,619,868	477,592	$5,042,636	906,192	$9,570,544

Shares issued to shareholders in reinvestment of distributions
Class A	188,567	$2,288,825	369,839	$4,496,605	127,000	$1,336,269	255,709	$2,706,451
Class B	3,947	47,886	8,697	105,628	1,756	18,462	3,614	38,226
	192,514	$2,336,711	378,536	$4,602,233	128,756	$1,354,731	259,323	$2,744,677

Shares reacquired
Class A	(842,741)	$(10,233,890)	(2,126,138)	$(25,774,746)	(651,133)	$(6,850,240)	(1,670,747)	$(17,679,656)
Class B	(25,417)	(308,425)	(66,951)	(808,929)	(7,380)	(78,217)	(31,792)	(337,344)
	(868,158)	$(10,542,315)	(2,193,089)	$(26,583,675)	(658,513)	$(6,928,457)	(1,702,539)	$(18,017,000)

Net change
Class A	(139,233)	$(1,687,884)	(225,624)	$(2,660,874)	(48,780)	$(494,972)	(530,996)	$(5,637,772)
Class B	(19,017)	(230,957)	(58,040)	(700,700)	(3,385)	(36,118)	(6,028)	(64,007)
	(158,250)	$(1,918,841)	(283,664)	$(3,361,574)	(52,165)	$(531,090)	(537,024)	$(5,701,779)

Notes to Financial Statements (unaudited) – continued

	Virginia Fund				West Virginia Fund
	Six months ended 9/30/15		Year ended 3/31/15		Six months ended 9/30/15		Year ended 3/31/15
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	716,710	$8,119,710	1,604,829	$18,186,586	262,153	$2,932,219	723,027	$8,136,413
Class B	1,809	20,627	15,028	170,612	4,002	44,872	2,256	25,811
Class C	116,182	1,313,317	244,201	2,760,979	—	—	—	—
	834,701	$9,453,654	1,864,058	$21,118,177	266,155	$2,977,091	725,283	$8,162,224

Shares issued to shareholders in reinvestment of distributions
Class A	305,031	$3,450,891	628,199	$7,137,437	153,735	$1,722,352	306,334	$3,449,550
Class B	1,783	20,161	3,998	45,381	1,135	12,705	2,215	24,925
Class C	23,656	267,587	49,123	558,038	—	—	—	—
	330,470	$3,738,639	681,320	$7,740,856	154,870	$1,735,057	308,549	$3,474,475

Shares reacquired
Class A	(1,520,567)	$(17,188,596)	(3,242,524)	$(36,854,824)	(519,900)	$(5,832,298)	(1,266,943)	$(14,224,932)
Class B	(30,204)	(341,463)	(51,329)	(583,689)	(8,965)	(100,396)	(16,098)	(180,363)
Class C	(209,183)	(2,363,941)	(375,439)	(4,235,401)	—	—	—	—
	(1,759,954)	$(19,894,000)	(3,669,292)	$(41,673,914)	(528,865)	$(5,932,694)	(1,283,041)	$(14,405,295)

Net change
Class A	(498,826)	$(5,617,995)	(1,009,496)	$(11,530,801)	(104,012)	$(1,177,727)	(237,582)	$(2,638,969)
Class B	(26,612)	(300,675)	(32,303)	(367,696)	(3,828)	(42,819)	(11,627)	(129,627)
Class C	(69,345)	(783,037)	(82,115)	(916,384)	—	—	—	—
	(594,783)	$(6,701,707)	(1,123,914)	$(12,814,881)	(107,840)	$(1,220,546)	(249,209)	$(2,768,596)

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended September 30, 2015, each fund’s commitment fee and interest expense were as follows, and are included in “Miscellaneous” expense in the Statements of Operations:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Commitment Fee	$130	$299	$512	$178	$263	$160	$435	$187
Interest Expense	—	—	—	—	—	—	—	—

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds - Affiliated Issuers

An affiliated issuer of a fund may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the six months ended September 30, 2015, are as follows:

	Underlying Affiliated Fund - MFS Institutional Money Market Portfolio
	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Mississippi Fund	392,651	10,016,580	(8,866,962)	1,542,269
New York Fund	11,356,169	18,473,659	(25,455,144)	4,374,684
North Carolina Fund	7,496,659	23,698,351	(27,926,824)	3,268,186
Pennsylvania Fund	1,736,542	15,722,610	(15,615,336)	1,843,816
South Carolina Fund	8,648,818	9,072,556	(16,437,569)	1,283,805
Tennessee Fund	3,310,314	13,969,062	(15,682,605)	1,596,771
Virginia Fund	2,885,858	26,952,252	(26,567,776)	3,270,334
West Virginia Fund	3,623,362	10,277,028	(12,938,834)	961,556

	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Mississippi Fund	$—	$—	$574	$1,542,269
New York Fund	—	—	3,505	4,374,684
North Carolina Fund	—	—	2,149	3,268,186
Pennsylvania Fund	—	—	1,731	1,843,816
South Carolina Fund	—	—	2,101	1,283,805
Tennessee Fund	—	—	2,087	1,596,771
Virginia Fund	—	—	2,321	3,270,334
West Virginia Fund	—	—	578	961,556

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of each Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2015 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2014 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Funds’ advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Funds, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed each Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of each Fund’s Class A shares in comparison to the performance of funds in its respective Lipper performance universe over the three-year period ended December 31, 2014, which the Trustees believed was a long enough period to reflect differing market conditions. See below for a description of the performance information considered by the Trustees.

In assessing the reasonableness of each Fund’s advisory fee, the Trustees considered, among other information, each Fund’s advisory fee and the total expense ratio of each Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations. See below for a description of the fee information considered by the Trustees.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

Board Review of Investment Advisory Agreement – continued

The Trustees also considered whether each Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that each Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the information noted below, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Funds, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling each Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow each Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that each Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2015.

MFS Mississippi Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2014 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2014 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

MFS New York Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2014 (the 1st quintile being the best performers and the 5th quintile being the worst

Board Review of Investment Advisory Agreement – continued

performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 4th quintile for the five-year period ended December 31, 2014 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median and the Fund’s total expense ratio was higher than the Lipper expense group median.

MFS North Carolina Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2014 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2014 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median and the Fund’s total expense ratio was higher than the Lipper expense group median.

MFS Pennsylvania Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2014 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2014 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

MFS South Carolina Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for the three-year period ended December 31, 2014 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 4th quintile for the five-year period ended December 31, 2014 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

Board Review of Investment Advisory Agreement – continued

The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year. The Trustees observed that there were significant limitations to the usefulness of the comparative data provided by Lipper, Inc., noting that the applicable Lipper universe for the Fund included funds that pursue substantially different investment programs as compared to that pursued by the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, and that MFS has agreed to further reduce such expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was higher than the Lipper expense group median.

MFS Tennessee Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2014 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2014 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, and that MFS has agreed to further reduce such expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was higher than the Lipper expense group median.

MFS Virginia Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2014 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2014 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, and that MFS has agreed to further reduce such expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was higher than the Lipper expense group median.

MFS West Virginia Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for the three-year period ended December 31, 2014 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2014 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

Board Review of Investment Advisory Agreement – continued

The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year. The Trustees observed that there were significant limitations to the usefulness of the comparative data provided by Lipper, Inc., noting that the applicable Lipper universe for the Fund included funds that pursue substantially different investment programs as compared to that pursued by the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, and that MFS has agreed to further reduce such expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was higher than the Lipper expense group median.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. Each fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of each fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about each fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

September 30, 2015

MFS® MUNICIPAL INCOME FUND

LMB-SEM

MFS® MUNICIPAL INCOME FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Despite weak global growth, the U.S. economy continues to expand modestly, buoyed by firming labor and housing markets and resilient consumer spending. However, the

U.S. Federal Reserve continues to take a cautious approach to raising interest rates.

In Asia, China’s slowing economic growth has raised concerns and fed global market volatility. Commodity exporters have been hurt by weaker Chinese demand. Global oil markets remain oversupplied, further depressing crude oil and gasoline prices. Japan continues to struggle in its attempt to stimulate its economy through monetary and fiscal policy initiatives.

While the eurozone economy is expanding, growth has been mild and inconsistent, while deflation remains a risk. Hopes for a more robust recovery rest on the European Central Bank’s quantitative easing program.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

November 13, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten industries (i)
Healthcare Revenue – Hospitals	13.0%
Universities – Colleges	8.4%
General Obligations – General Purpose	7.4%
Water & Sewer Utility Revenue	6.9%
Healthcare Revenue – Long Term Care	5.2%
State & Local Agencies	4.9%
Tobacco	4.5%
Utilities – Municipal Owned	4.4%
Single Family Housing – State	4.2%
Airport Revenue	4.1%

Composition including fixed income credit quality (a)(i)
AAA	7.4%
AA	24.4%
A	35.7%
BBB	18.7%
BB	4.4%
B	3.7%
CC	0.2%
Not Rated	6.1%
Cash & Cash Equivalents	0.9%
Other	(1.5)%

Portfolio facts (i)
Average Duration (d)	6.8
Average Effective Maturity (m)	15.6 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.

2

Portfolio Composition – continued

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

From time to time Other may be negative due to offsets to derivative positions and/or offsets to the leverage created through the issuance of self-deposited inverse floaters.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents can include cash, investments in money market funds, short term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other can include currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 9/30/15.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, April 1, 2015 through September 30, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2015 through September 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/15	Ending Account Value 9/30/15	Expenses Paid During Period (p) 4/01/15-9/30/15
A	Actual	0.74%	$1,000.00	$1,006.20	$3.71
	Hypothetical (h)	0.74%	$1,000.00	$1,021.30	$3.74
B	Actual	1.49%	$1,000.00	$1,002.42	$7.46
	Hypothetical (h)	1.49%	$1,000.00	$1,017.55	$7.52
C	Actual	1.49%	$1,000.00	$1,002.40	$7.46
	Hypothetical (h)	1.49%	$1,000.00	$1,017.55	$7.52
I	Actual	0.49%	$1,000.00	$1,007.45	$2.46
	Hypothetical (h)	0.49%	$1,000.00	$1,022.55	$2.48
A1	Actual	0.49%	$1,000.00	$1,007.45	$2.46
	Hypothetical (h)	0.49%	$1,000.00	$1,022.55	$2.48
B1	Actual	1.27%	$1,000.00	$1,003.58	$6.36
	Hypothetical (h)	1.27%	$1,000.00	$1,018.65	$6.41

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Expense ratios include 0.01% of investment related expenses from self-deposited inverse floaters (as described in Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

5

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Municipal Bonds - 99.2%
Issuer	Shares/Par	Value ($)
Alabama - 0.7%
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/29	$3,550,000	$3,837,573
DCH Health Care Authority, AL, Health Care Facilities Rev., 5%, 6/01/33	785,000	869,976
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/25	95,000	62,164
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/26	1,175,000	733,000
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/29	1,655,000	838,340
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/34	2,370,000	828,291
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/35	4,495,000	1,471,843
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/15	85,000	85,009
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/16	185,000	191,806
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/17	250,000	266,253
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/18	265,000	288,180
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/21	295,000	327,276
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/23	435,000	484,085
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.8%, 5/01/34	3,565,000	3,968,772

		$14,252,568
Arizona - 0.3%
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 4/01/40	$1,710,000	$1,974,281
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 5%, 7/01/35	470,000	475,758
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 5%, 7/01/45	570,000	566,460
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Projects), 5%, 7/01/35	840,000	820,361

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Projects), 5%, 7/01/45	$925,000	$878,306
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 1.6%, 3/01/28 (Put Date 3/01/18)	1,595,000	1,594,777

		$6,309,943
Arkansas - 0.5%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/35	$435,000	$479,279
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/33	640,000	707,277
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/46	4,995,000	1,181,218
Arkansas Federal Highway Grant Anticipation & Tax Rev., 5%, 4/01/20	3,970,000	4,617,507
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/30	1,055,000	1,206,709
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/42	1,520,000	1,646,555

		$9,838,545
California - 12.6%
Alameda Corridor Transportation Authority, California Rev., “A”, AGM, 5%, 10/01/28	$985,000	$1,155,001
California Department of Water Resources, Center Valley Project Rev., “AF”, 5%, 12/01/28 (Prerefunded 12/01/18) (u)	14,200,000	16,054,662
California Department of Water Resources, Center Valley Project Rev., “AF”, 5%, 12/01/28 (u)	9,625,000	10,750,933
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/31	1,550,000	1,724,453
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/36	925,000	1,121,600
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 10/01/38	4,610,000	5,131,898
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/39	2,580,000	2,946,102
California Health Facilities Financing Authority Rev. (Sutter Health), “D”, 5.25%, 8/15/31	5,000,000	5,818,050
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/23	6,180,000	6,348,034
California Housing Finance Agency Rev. (Home Mortgage), “G”, 5.5%, 8/01/42	470,000	483,113

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.8%, 8/01/36	$515,000	$516,622
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/33	6,600,000	7,090,776
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 8/01/38	675,000	686,968
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/34	595,000	820,886
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	1,810,000	2,416,839
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/28	1,785,000	1,943,669
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/40	850,000	970,250
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 6/01/23 (Put Date 12/01/17)	950,000	1,009,717
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 11/01/23	1,665,000	1,688,110
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 10/01/30	2,950,000	3,444,686
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/18	615,000	691,426
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/38	9,180,000	10,397,727
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/33	9,250,000	10,594,673
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/24	560,000	569,918
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/25	585,000	592,529
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/30	505,000	530,422
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/45	1,340,000	1,372,120
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/38 (a)(d)	126,224	1
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/39	1,050,000	1,156,974
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 11/01/27	245,000	253,933
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5.75%, 8/15/38	2,640,000	2,901,967

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/33	$1,460,000	$1,480,367
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 6/01/42	905,000	994,206
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/33	190,000	192,761
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/23	155,000	160,808
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/44	1,350,000	1,399,613
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “B”, CALHF, 3%, 8/01/21	2,020,000	2,050,381
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “C”, CALHF, 2.5%, 8/01/20	1,355,000	1,371,802
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “D”, 4.75%, 8/01/20	575,000	576,788
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 5/15/40	1,655,000	1,800,441
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.125%, 7/01/46	5,025,000	5,331,525
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/34	1,840,000	2,107,058
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/30	4,495,000	2,556,531
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/31	4,015,000	2,203,793
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/33	2,785,000	1,400,855
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Central Glendale Redevelopment Project), 5.5%, 12/01/24	2,250,000	2,336,243
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 4.55%, 6/01/22	3,415,000	3,689,771
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/34	3,000,000	3,395,250
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 6/01/23	995,000	1,073,227
Hartnell, CA, Community College District (Election of 2002), Capital Appreciation, “D”, 0%, 8/01/39	9,645,000	2,066,441
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, 5%, 9/01/44	2,620,000	2,878,306

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/36	$640,000	$677,984
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/35	480,000	522,816
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/44	820,000	916,112
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/34	480,000	544,781
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-2”, CALHF, 3%, 11/15/20	430,000	432,129
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-3”, CALHF, 2.5%, 11/15/20	1,080,000	1,084,169
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/29	2,990,000	3,445,855
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/39	2,580,000	2,980,132
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/34	825,000	929,330
Madera, CA, Irrigation Financing Authority Water Rev., 6.5%, 1/01/40	3,595,000	4,402,689
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/30	580,000	318,559
Mt. San Antonio, CA, Community College District, Convertible Capital Appreciation, 0% to 8/1/23, 5.875% to 8/01/28	1,860,000	1,629,472
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/24	2,900,000	2,249,240
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/27	1,930,000	1,302,654
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/29	3,915,000	2,360,588
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/30	4,335,000	2,490,804
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/30	1,640,000	1,865,877
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/39	2,210,000	2,449,210
Port of Oakland, CA, Rev., “P”, 5%, 5/01/33	11,790,000	13,011,444
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 5.25%, 6/01/39	4,655,000	5,395,285
Sacramento, CA, Municipal Utility District, “X”, 5%, 8/15/28	3,270,000	3,844,441
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/40	9,315,000	10,393,025
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/24	500,000	589,710
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/25	1,500,000	1,757,580

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, 1.875%, 4/01/47 (Put Date 4/01/19)	$3,485,000	$3,545,918
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/28	6,000,000	6,893,880
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/43	340,000	370,631
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/34	7,570,000	8,592,556
San Jose, CA, Airport Rev., “C”, 5%, 3/01/30	1,115,000	1,281,592
San Mateo County, CA, Community College District (Election of 2005), Capital Appreciation, “A”, NATL, 0%, 9/01/26	5,100,000	3,778,029
State of California, 5%, 4/01/24	4,365,000	5,216,350
State of California, 5.25%, 10/01/28	2,965,000	3,494,668
State of California, 6.5%, 4/01/33	4,000,000	4,747,800
State of California, 6%, 11/01/39	3,000,000	3,572,490
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/32	2,075,000	2,399,779
Upland, CA, COP (San Antonio Community Hospital), 6.5%, 1/01/41	915,000	1,055,571
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 8/01/29	3,440,000	2,037,890
Whittier, CA, Union High School District, Capital Appreciation, 0%, 8/01/34	2,005,000	710,191

		$253,541,457
Colorado - 3.9%
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 5/01/40	$1,815,000	$1,981,290
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/29	195,000	216,031
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/39	740,000	794,982
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/44	605,000	646,418
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/37	545,000	580,774
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/30	490,000	542,092
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/34	495,000	546,039
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/29	700,000	777,014
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), 5%, 12/01/31	1,725,000	1,936,451

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), “A”, 5%, 12/01/38	$1,020,000	$1,111,494
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/31	1,855,000	2,081,458
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy), 7%, 11/15/38 (Prerefunded 11/15/18)	4,330,000	5,128,062
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/35	1,985,000	2,116,526
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/43	1,195,000	1,312,994
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 5%, 1/01/44	4,620,000	5,098,817
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 7/01/18	4,840,000	5,418,138
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/30	6,150,000	7,145,439
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/34	5,000,000	5,643,150
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/25	3,000,000	3,675,420
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 10/01/32	3,975,000	4,101,803
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 10/01/32	615,000	640,375
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/28	1,930,000	2,167,680
Denver, CO, City & County School District No. 1, 5%, 12/01/24	10,000,000	11,763,400
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/45	1,210,000	1,307,441
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 11/01/31	5,000	5,014
Northwest Parkway, CO, Public Highway Authority Rev., “C”, ETM, AGM, 5.35%, 6/15/16	1,000,000	1,035,480
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/28	1,215,000	1,517,462
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/38	3,725,000	4,904,894
University of Colorado, Enterprise Rev., 5%, 6/01/29	4,220,000	4,784,847

		$78,980,985
Connecticut - 1.4%
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “B-2”, 4%, 11/15/32	$2,640,000	$2,827,493

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Connecticut - continued
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “C-1”, 3.5%, 11/15/45	$3,625,000	$3,865,193
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “D-1”, 4%, 11/15/44	3,355,000	3,594,916
Mohegan Tribal Finance Authority Economic Development Bonds, 7%, 2/01/45	2,320,000	2,058,698
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/28	4,595,000	5,317,058
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/29	4,595,000	5,320,551
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/30	4,615,000	5,341,447

		$28,325,356
Delaware - 0.0%
Delaware Housing Authority Rev. (Single Family), “C”, 6.25%, 7/01/37	$40,000	$40,363

District of Columbia - 1.0%
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/43	$1,450,000	$1,657,147
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/33	560,000	644,050
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/25	265,000	265,779
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.125%, 1/01/35	230,000	228,811
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.25%, 1/01/39	150,000	149,667
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/30	3,235,000	3,238,785
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/35	4,080,000	4,019,167
District of Columbia University Rev. (Georgetown University), Convertible Capital Appreciation, 0% to 4/01/18, 5% to 4/01/40	11,570,000	10,811,124
District of Columbia, Tobacco Settlement, 6.25%, 5/15/24	175,000	174,998

		$21,189,528
Florida - 5.4%
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, Convertible Capital Appreciation, 0% to 5/1/16, 6.9% to 5/01/36	$20,000	$21,465
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 10/01/35	1,035,000	1,035,756

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/30	$1,045,000	$1,086,696
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/33	485,000	504,609
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/34	1,405,000	1,473,002
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 5/01/39	860,000	870,526
Capital Trust Agency Rev. (Aero Miami FX LLC), “A”, 5.35%, 7/01/29	3,535,000	3,863,366
Citizens Property Insurance Corp., “A-1”, 5.25%, 6/01/17	750,000	805,253
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/43	4,300,000	4,734,042
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.25%, 5/15/35	100,000	100,861
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.5%, 5/15/49	180,000	181,532
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B”, 5.25%, 5/15/22	520,000	520,645
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B-1”, 6.875%, 5/15/21	820,000	821,640
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/29	1,350,000	1,493,816
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/30	1,420,000	1,559,146
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/26	1,510,000	1,725,915
Florida Board of Education, Capital Outlay, “E”, 5%, 6/01/23	250,000	285,433
Florida Board of Education, Lottery Rev., “A”, 5%, 7/01/20	7,855,000	9,150,839
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/19	505,000	569,115
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/30	2,425,000	2,532,428
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/40	5,130,000	5,316,270
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Special Program), “A”, FHLMC, 3.5%, 7/01/46	1,895,000	2,017,171
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Special Program), “B”, FHLMC, 3%, 7/01/45	3,650,000	3,806,987
Florida Housing Finance Corp. Rev. (Homeowner Mortgage), “1”, GNMA, 4.8%, 7/01/31	335,000	336,092

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Municipal Power Agency Rev., “A”, 5%, 10/01/31	$1,000,000	$1,090,290
Florida Municipal Power Agency Rev., All Requirements, “A”, 6.25%, 10/01/31	400,000	465,836
Florida State University Board of Governors, System Improvement Rev., 6.25%, 7/01/30	2,685,000	3,055,369
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 5/01/38	775,000	809,581
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 8/15/29 (Prerefunded 8/15/19)	300,000	340,188
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), ETM, NATL, 6.5%, 8/15/19	825,000	926,962
Hillsborough County, FL, Industrial Development Authority, Pollution Control Rev. (Tampa Electric Co.), “A”, 5.65%, 5/15/18	500,000	556,230
Homestead 50, FL, Community Development District, Special Assessment, “A”, 6%, 5/01/37	1,485,000	1,466,690
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/33	2,225,000	2,423,804
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/34	1,935,000	2,107,892
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/25	425,000	428,791
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/35	135,000	136,189
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/45	205,000	205,271
Main Street Community Development District, FL, “A”, 6.8%, 5/01/38	500,000	504,210
Marshall Creek Community Development District, FL, Capital Improvement and Special Assessment, “A”, 3.5%, 5/01/20	2,445,000	2,447,201
Miami-Dade County, FL, Aviation Rev., “B”, AGM, 5%, 10/01/35	5,885,000	6,616,270
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 4/01/28	1,875,000	1,919,419
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Children’s Hospital), “A”, 6.125%, 8/01/42	2,240,000	2,575,686
Miami-Dade County, FL, School Board, COP, “B”, ASSD GTY, 5%, 5/01/33	500,000	539,680
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “A”, NATL, 0%, 10/01/32	2,000,000	835,560
Miami-Dade County, FL, Water & Sewer Rev., AGM, 5%, 10/01/39	1,000,000	1,131,320
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/40 (Prerefunded 10/01/21)	6,920,000	9,098,278

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 5/01/22	$50,000	$43,707
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/29	280,000	296,464
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/37	135,000	141,592
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/37	230,000	241,231
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), “C”, 5.25%, 10/01/35	1,000,000	1,073,080
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/49	430,000	496,211
Palm Beach County, FL, Solid Waste Authority Rev. Improvement, BHAC, 5%, 10/01/27	295,000	333,630
Parkway Center Community Development District, FL, Special Assessment, “B”, 7%, 5/01/23	425,000	426,645
Pinellas County, FL, Sewer Rev., AGM, 5%, 10/01/32	330,000	331,178
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 10/01/22 (n)	2,850,000	3,028,296
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.5%, 10/01/24 (n)	4,275,000	4,518,675
South Broward, FL, Hospital District Rev., 5%, 5/01/36	500,000	528,270
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/29	1,025,000	1,161,920
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.2%, 10/01/27	150,000	139,557
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/45	6,795,000	7,553,934
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/10 (d)	55,000	38,496
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/26	245,000	277,137
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/29	225,000	250,020
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/34	485,000	533,374
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/44	1,455,000	1,598,841
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/16	215,000	216,720

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 11/01/17	$10,000	$9,968

		$107,732,268
Georgia - 3.9%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/33	$965,000	$1,059,213
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/43	965,000	1,054,272
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/25	1,415,000	1,646,126
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/26	800,000	929,656
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/22	2,770,000	3,312,837
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/29	1,295,000	1,589,820
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/30	650,000	708,247
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/33	1,140,000	1,230,584
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/40	4,850,000	5,266,082
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/28	5,285,000	6,169,022
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/29	1,415,000	1,649,310
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/30	4,345,000	5,064,489
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/31	235,000	273,914
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/41	3,910,000	4,494,780
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/26	3,680,000	4,202,118
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/27	2,285,000	2,593,384
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3%, 6/01/43	1,180,000	1,196,508
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3.5%, 6/01/45	2,545,000	2,711,214
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/44	2,555,000	2,746,932
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/22	4,545,000	5,215,797
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/26	845,000	1,001,942
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/28	1,740,000	2,069,974
Georgia Municipal Electric Authority Power Rev., NATL, 6.375%, 1/01/16	1,010,000	1,024,302

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 1/01/17	$2,070,000	$2,139,469
Georgia Municipal Electric Authority Power Rev., NATL, 6.5%, 1/01/20	2,645,000	2,906,167
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 1/01/26	3,065,000	3,594,693
Georgia Municipal Electric Authority Power Rev., ETM, AMBAC, 6.5%, 1/01/17	80,000	81,283
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., 5.625%, 8/01/34 (Prerefunded 8/01/18)	1,190,000	1,348,151
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Unrefunded Balance, 5.625%, 8/01/34	130,000	142,098
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5.5%, 8/15/54	4,215,000	4,869,042
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/30	540,000	568,242
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/39	645,000	674,838
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., 6.25%, 7/01/18	1,995,000	2,173,313
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/34	2,055,000	2,121,192

		$77,829,011
Guam - 0.1%
Guam Government, “A”, 7%, 11/15/39	$910,000	$1,123,441
Guam International Airport Authority Rev., “C”, 5%, 10/01/16	360,000	373,025
Guam International Airport Authority Rev., “C”, 5%, 10/01/17	600,000	640,728
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/20	130,000	148,365
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/21	370,000	425,914

		$2,711,473
Hawaii - 1.6%
Hawaii Housing & Community Development Corp., HI, Rental Housing System Rev., “A”, 4.65%, 1/01/29	$7,795,000	$7,852,449
Hawaii Housing & Community Development Corp., HI, Rental Housing System Rev., “A”, 4.75%, 1/01/33	9,390,000	9,461,646
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/29	375,000	469,046
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/44	1,100,000	1,375,979

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Hawaii - continued
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/39	$3,655,000	$4,153,652
State of Hawaii, “DZ”, 5%, 12/01/31	2,230,000	2,583,254
State of Hawaii, Highway Rev., “A”, 5%, 1/01/30	3,695,000	4,180,782
State of Hawaii, Highway Rev., “A”, 5%, 1/01/31	1,380,000	1,555,508
State of Hawaii, Highway Rev., “A”, 5%, 1/01/32	920,000	1,033,638

		$32,665,954
Idaho - 0.0%
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B3”, 5.25%, 10/01/20	$450,000	$453,042

Illinois - 7.4%
Chicago, IL (Modern Schools Program), “G”, AMBAC, 5%, 12/01/23	$580,000	$585,011
Chicago, IL (Modern Schools Program), “H”, AMBAC, 5%, 12/01/21	1,030,000	1,042,422
Chicago, IL, “A”, AGM, 5%, 1/01/22	490,000	491,867
Chicago, IL, “A”, AGM, 5%, 1/01/22	4,710,000	4,745,137
Chicago, IL, “A”, AGM, 5%, 1/01/23	3,015,000	3,034,778
Chicago, IL, “A”, AGM, 5%, 1/01/25	430,000	432,842
Chicago, IL, “A”, AGM, 5%, 1/01/27	205,000	207,044
Chicago, IL, “A”, AGM, 4.75%, 1/01/30	570,000	570,120
Chicago, IL, “A”, AGM, 5%, 1/01/34	2,000,000	2,001,860
Chicago, IL, “A”, AGM, 5%, 1/01/37	3,430,000	3,431,784
Chicago, IL, “B”, AGM, 5%, 1/01/23	520,000	525,502
Chicago, IL, “B”, AGM, 5%, 1/01/17	1,755,000	1,761,687
Chicago, IL, Board of Education, AGM, 5%, 12/01/35	3,955,000	3,963,622
Chicago, IL, Board of Education, “B”, AMBAC, 5%, 12/01/20	3,150,000	3,145,527
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/29	9,145,000	10,274,133
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/32	945,000	1,066,848
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/33	470,000	530,278
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/43	1,890,000	2,116,044
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	7,125,000	8,169,026
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.5%, 6/01/38	135,000	136,067
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.75%, 12/01/42	105,000	105,982

19

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/29	$1,755,000	$1,901,718
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/31	655,000	703,405
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/40	4,685,000	4,947,032
Illinois Finance Authority Rev. (Christian Homes), 5.5%, 5/15/23	2,125,000	2,127,274
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/33	2,145,000	2,175,030
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 5/15/37	3,285,000	3,390,908
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/43	1,500,000	1,524,030
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 10/01/28	2,990,000	3,320,754
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7%, 11/15/29 (Prerefunded 5/15/19)	2,975,000	3,599,839
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7.125%, 11/15/37 (Prerefunded 5/15/19)	2,445,000	2,969,355
Illinois Finance Authority Rev. (Presence Health Obligated Group), 6.125%, 5/15/25 (Prerefunded 5/15/19)	205,000	241,455
Illinois Finance Authority Rev. (Presence Health Obligated Group), Unrefunded, 6.125%, 5/15/25	6,695,000	7,487,487
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 8/15/34	3,685,000	4,465,004
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/43	6,315,000	7,397,202
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/38 (Prerefunded 8/15/19)	1,500,000	1,829,010
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44 (Prerefunded 8/15/19)	2,455,000	3,005,092
Illinois Finance Authority Rev. (Smith Village), “A”, 6.125%, 11/15/25	1,105,000	1,115,254
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 11/15/35	1,945,000	1,954,453
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 4/01/31	2,730,000	3,110,535
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/31	4,210,000	4,816,324
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/23	4,455,000	5,163,434
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 6/01/24	2,610,000	2,710,616
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	8,750,000	10,333,313
Illinois Sales Tax Rev., “P”, ETM, 6.5%, 6/15/22	4,120,000	4,765,851
Illinois Toll Highway Authority Rev., “A”, 5%, 12/01/22	5,000,000	5,957,500

20

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Toll Highway Authority Rev., “B”, 5.5%, 1/01/33	$5,645,000	$6,140,575
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/42	1,690,000	1,822,513
State of Illinois, NATL, 5%, 1/01/19	1,100,000	1,109,592
State of Illinois, “B”, 5.25%, 6/15/34	1,275,000	1,414,383

		$149,836,519
Indiana - 2.0%
Indiana Finance Authority Hospital Rev. (Deaconess Hospital, Inc.), “A”, 6.75%, 3/01/39 (Prerefunded 3/01/19)	$3,000,000	$3,577,050
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/41	2,840,000	3,170,036
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/34	1,710,000	1,868,979
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/40	2,445,000	2,609,891
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/30	530,000	569,946
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/39	1,340,000	1,401,412
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/35	2,190,000	2,333,117
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	1,595,000	1,666,233
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “B”, 5%, 1/01/19	1,515,000	1,585,569
Indiana Finance Authority Rev. (State Revolving Fund Program), “A”, 5%, 2/01/29	4,000,000	4,638,400
Indiana Health & Educational Facilities Finance Authority Hospital Rev. (Clarian Health), “B”, 5%, 2/15/33	2,490,000	2,526,479
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/42	1,170,000	1,221,422
Noblesville, IN, Redevelopment Authority Lease Rental, 5.25%, 8/01/25	2,000,000	2,083,340
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 1/01/39	4,715,000	5,543,378
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 3/01/26	1,000,000	1,383,620
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/28	1,875,000	2,158,800
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/34	330,000	398,904
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	755,000	919,930

		$39,656,506

21

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Iowa - 1.1%
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/30	$1,200,000	$1,356,600
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/31	2,230,000	2,514,035
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/32	1,085,000	1,216,437
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 12/01/19	1,435,000	1,514,226
Iowa Finance Authority Rev. (Iowa Health System Obligated Group), “A”, 5.25%, 2/15/44	3,000,000	3,334,410
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 7/01/25	1,205,000	1,225,931
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/19	1,935,000	2,025,365
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/20	360,000	376,769
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.5%, 12/01/25	1,575,000	1,699,850
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.6%, 12/01/26	1,575,000	1,700,291
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.7%, 12/01/27	135,000	144,924
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.75%, 12/01/28	2,670,000	2,865,230
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 6/01/34	3,070,000	2,918,066

		$22,892,134
Kansas - 0.4%
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/38	$3,800,000	$3,977,764
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/42	1,500,000	1,557,690
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 12/01/37	95,000	100,638
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 5.5%, 12/01/37	435,000	451,939
Sedgwick & Shawnee Counties, KS, Single Family Mortgage Rev., “A”, GNMA, 5.45%, 6/01/38	660,000	687,080
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 6/01/21	1,030,000	754,887

		$7,529,998
Kentucky - 1.1%
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 8/15/24	$2,305,000	$2,523,583
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 8/15/27	770,000	848,040

22

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 6/01/30	$640,000	$722,746
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	5,500,000	6,221,985
Kentucky Turnpike Authority, Economic Development Road Rev. (Revitalization Projects), “A”, 5%, 7/01/32	2,000,000	2,295,640
Louisville & Jefferson County, KY, Metro Government College Rev. (Bellarmine University, Inc. Project), 6.125%, 5/01/39	3,000,000	3,245,040
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	4,655,000	4,773,516
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 9/01/39	1,670,000	1,818,663

		$22,449,213
Louisiana - 2.7%
Jefferson Parish, LA, Hospital Rev., Hospital Service District No. 1 (West Jefferson Medical Center), “B”, AGM, 5.25%, 1/01/28 (Prerefunded 1/01/20)	$1,980,000	$2,235,658
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	3,355,000	3,841,173
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/21	1,835,000	2,132,582
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/22	1,470,000	1,726,750
Louisiana Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/35	580,000	579,954
Louisiana Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/45	2,240,000	2,244,794
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 11/01/32	1,800,000	1,953,576
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 8/01/29	1,400,000	1,639,610
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 11/01/35	6,000,000	7,060,980
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/45	2,500,000	2,503,950
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/34	2,745,000	2,978,051

23

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Public Facilities Authority Rev. (Entergy Gulf States Louisiana LLC), “A”, 5%, 9/01/28	$10,000,000	$10,037,500
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/20	665,000	769,890
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/21	830,000	973,549
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/22	500,000	593,440
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/23	1,325,000	1,589,139
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/24	1,270,000	1,507,731
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/25	1,000,000	1,177,880
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/26	2,000,000	2,337,320
New Orleans LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/40	3,105,000	3,362,963
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 1/01/30	1,810,000	2,027,327
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/40 (Put Date 6/01/22)	2,000,000	2,117,540

		$55,391,357
Maine - 0.3%
Maine Housing Authority Mortgage, “C-1”, 3.5%, 11/15/44	$5,505,000	$5,852,090

Maryland - 1.3%
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 7%, 9/01/38	$1,285,000	$1,375,143
Maryland Community Development Administration, Department of Housing & Community Development, “C”, 4%, 9/01/44	5,290,000	5,742,771
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), “B”, 2.55%, 12/01/25 (Put Date 6/01/20)	3,385,000	3,391,601
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/25	795,000	861,152
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 7/01/39 (Prerefunded 7/01/19)	1,510,000	1,827,115
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/41	2,225,000	2,472,131
State of Maryland, “B”, 4%, 8/01/27	2,570,000	2,845,710
State of Maryland, “C”, 5%, 11/01/19	6,890,000	7,968,492

		$26,484,115
Massachusetts - 6.9%
Commonwealth of Massachusetts Transportation Fund Rev. (Accelerated Bridge Program), “A”, 5%, 6/01/23	$2,645,000	$3,229,333
Commonwealth of Massachusetts, “A”, AMBAC, 5.5%, 8/01/30	5,000,000	6,445,900

24

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Bay Transportation Authority Rev., “A”, 5.25%, 7/01/34	$2,000,000	$2,210,340
Massachusetts Bay Transportation Authority, “A”, 7%, 3/01/21	3,245,000	3,858,565
Massachusetts Bay Transportation Authority, “A”, ETM, 7%, 3/01/21	2,870,000	3,033,877
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/24	9,445,000	11,632,840
Massachusetts Bay Transportation Authority, Sales Tax Rev., Capital Appreciation, “A-2”, 0%, 7/01/28	6,930,000	3,981,978
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/31	2,395,000	2,772,308
Massachusetts Development Finance Agency (Visual & Performing Arts), 6%, 8/01/21	1,000,000	1,147,970
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/21	730,000	832,791
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/22	730,000	838,653
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/23	550,000	622,342
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/24	1,340,000	1,524,076
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/29	1,550,000	1,705,310
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/30	3,225,000	3,537,535
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/31	895,000	978,808
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/43	460,000	501,823
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/33	275,000	296,560
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/43	435,000	470,857
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 7/01/31	2,780,000	3,203,227
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 7/01/36	1,670,000	1,905,804
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 4%, 4/15/20	110,000	118,265
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/25	185,000	208,945
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/33	420,000	487,502

25

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/27	$2,380,000	$2,396,779
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/42	1,150,000	1,152,645
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.846%, 12/01/42 (Prerefunded 5/01/19)	670,000	781,233
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/30	2,180,000	2,213,245
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/31	1,475,000	1,489,322
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/30	1,685,000	1,774,996
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/22	225,000	254,392
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 5%, 7/01/21	1,255,000	1,421,413
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/26	2,075,000	2,207,966
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/28	2,150,000	2,282,032
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 5.25%, 7/01/29	4,185,000	4,556,461
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 11/15/36 (u)	25,000,000	28,470,500
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/30	4,055,000	4,670,225
Massachusetts Housing Finance Agency, Single Family Housing Rev., “169”, 4%, 12/01/29	1,115,000	1,173,716
Massachusetts Housing Finance Agency, Single Family Housing Rev., “177”, 4%, 6/01/39	1,600,000	1,712,464
Massachusetts Port Authority Rev., “A”, 5%, 7/01/37	470,000	518,288
Massachusetts Port Authority Special Facilities Rev. (Conrac Project), “A”, 5.125%, 7/01/41	465,000	507,585
Massachusetts Port Authority Special Facilities Rev. (Delta Air Lines Project, Inc.), “A”, AMBAC, 5%, 1/01/27	1,925,000	1,929,870
Massachusetts School Building Authority, Sales Tax Rev., “A”, 5%, 8/15/26	12,500,000	14,910,750
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 8/01/29	4,215,000	5,375,937
Massachusetts Water Resources Authority, ETM, 6.5%, 7/15/19	3,445,000	3,797,975

		$139,143,403

26

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - 3.1%
Detroit, MI, Distributable State Aid, 5.25%, 11/01/35	$5,000,000	$5,368,150
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 7/01/39	5,920,000	6,382,826
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/19	1,730,000	1,909,418
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/20	1,725,000	1,931,051
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, AGM, 5%, 7/01/16	1,560,000	1,611,106
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/23	930,000	949,028
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/25	130,000	132,276
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/36	295,000	310,473
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/41	410,000	430,430
Grand Valley, MI, State University Rev., 5.5%, 12/01/27	985,000	1,043,755
Grand Valley, MI, State University Rev., 5.625%, 12/01/29	480,000	509,333
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/23	685,000	704,481
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/24	860,000	882,257
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-1”, 5%, 7/01/44	450,000	472,838
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	580,000	633,186
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	240,000	262,757
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	570,000	620,935
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	485,000	523,092
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 12/01/35	3,195,000	3,548,527
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/39	7,165,000	8,105,120
Michigan Housing Development Authority, GNMA, 5.2%, 8/20/38	1,200,000	1,227,252
Michigan Housing Development Authority, “A”, 4%, 6/01/46	2,000,000	2,160,120
Michigan Strategic Fund (Waste Management, Inc.), 1.5%, 8/01/27 (Put Date 8/01/17)	5,495,000	5,498,737
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/20	985,000	1,155,868

27

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.592%, 8/01/29 (Put Date 8/01/16)	$1,970,000	$2,039,482
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/39 (Prerefunded 9/01/18)	2,325,000	2,819,760
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	1,000,000	1,089,700
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	610,000	674,654
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	470,000	497,608
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	1,020,000	1,073,570
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, AGM, 5%, 12/01/40	7,105,000	7,849,817

		$62,417,607
Minnesota - 0.5%
Minnesota Housing Finance Agency, Residential Housing, “A”, 4%, 1/01/41	$2,070,000	$2,232,329
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 7/01/39 (Prerefunded 7/01/19)	6,445,000	7,525,569
University of Minnesota, “A”, 5%, 12/01/25	710,000	835,166

		$10,593,064
Mississippi - 1.1%
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 9/01/34	$2,500,000	$2,796,400
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 9/01/39	1,625,000	1,823,315
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/22	110,000	136,992
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/40	495,000	632,932
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/34	2,455,000	3,087,973
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/28	1,450,000	1,638,863
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/22	1,445,000	1,643,341
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/23	3,765,000	4,295,037

28

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - continued
Mississippi State University, Educational Building Corp. Rev., 5.25%, 8/01/38	$1,250,000	$1,423,525
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Improvements Project), 5.375%, 9/01/36	610,000	684,365
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Improvements Project), 5.25%, 9/01/32	1,665,000	1,856,875
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project) “A”, 5%, 3/01/28	1,080,000	1,275,685

		$21,295,303
Missouri - 0.5%
Grundy County, MO, Industrial Development Authority, Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 9/01/34	$1,410,000	$1,518,048
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/39	730,000	814,483
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/44	1,035,000	1,080,819
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/31	2,615,000	2,977,282
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, GNMA, 3.75%, 5/01/38	1,565,000	1,684,942
Missouri Housing Development Commission, Single Family Mortgage Rev. (Special Home Ownership Loan Program), “B”, GNMA, 4%, 11/01/40	1,740,000	1,884,733

		$9,960,307
Montana - 0.1%
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A-2”, 3%, 12/01/43	$2,320,000	$2,398,787

Nebraska - 1.1%
Douglas County, NE, Educational Facilities Rev. (Creighton University), “A”, 5.875%, 7/01/40	$6,355,000	$7,389,276
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 3%, 3/01/44	1,610,000	1,659,830
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 4%, 9/01/44	3,185,000	3,444,418
Nebraska Investment Finance Authority, Single Family Housing Rev., “E”, 3%, 3/01/43	1,195,000	1,221,039
Nebraska Public Power District Rev., “C”, NATL, 5%, 1/01/18 (Prerefunded 1/01/16)	800,000	809,840

29

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nebraska - continued
Nebraska Public Power District Rev., Unrefunded, “C”, NATL, 5%, 1/01/18	$7,535,000	$7,627,304

		$22,151,707
Nevada - 0.1%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/35	$630,000	$622,062
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/45	760,000	751,876

		$1,373,938
New Hampshire - 0.3%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	$4,610,000	$5,158,452
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/39	475,000	508,545
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4%, 4/01/29 (Put Date 10/01/19)	185,000	185,918

		$5,852,915
New Jersey - 3.9%
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/29	$555,000	$600,432
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/30	850,000	914,864
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/31	555,000	593,856
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/32	555,000	592,118
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/30	1,095,000	1,170,183
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/35	1,570,000	1,651,719
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/48	455,000	471,335
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/27	470,000	538,296

30

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/28	$470,000	$519,068
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/31	1,415,000	1,560,589
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/39	870,000	943,576
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/42	435,000	466,555
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/19	1,125,000	1,173,409
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/29	3,405,000	3,678,422
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/30	400,000	444,728
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/30	370,000	411,373
New Jersey Economic Development Authority, Water Facilities Rev. (New Jersey American Water Co.), “A”, 5.7%, 10/01/39	5,000,000	5,673,300
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 12/01/32 (Prerefunded 6/01/19)	4,195,000	5,137,742
New Jersey Higher Education Assistance Authority Senior Student Loan Rev., “1A”, 3.5%, 12/01/29	3,655,000	3,662,895
New Jersey Higher Education Assistance Authority Student Loan Rev., “A”, ASSD GTY, 6.125%, 6/01/30	1,825,000	1,969,686
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	28,440,000	28,581,916
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	7,960,000	6,153,000
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	5,000,000	3,929,950
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	29,495,000	7,436,574
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	365,000	87,454

		$78,363,040
New Mexico - 1.2%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/40	$9,975,000	$10,986,266
New Mexico Mortgage Finance Authority Rev., “A1”, GNMA, 5.95%, 7/01/37	130,000	130,748
New Mexico Mortgage Finance Authority Rev., “I”, GNMA, 5.75%, 7/01/38	345,000	361,922

31

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Mexico - continued
New Mexico Municipal Energy Acquisition Authority, Gas Supply Rev., “A”, 5%, 11/01/39 (Put Date 8/01/19)	$11,435,000	$12,904,512

		$24,383,448
New York - 4.8%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/30	$2,015,000	$2,284,406
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 5%, 1/01/35	1,455,000	1,547,873
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/25	1,450,000	1,648,085
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/26	1,080,000	1,218,564
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/28	275,000	306,697
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/47	3,950,000	4,502,842
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/35	6,010,000	7,101,837
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/29	755,000	858,548
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/30	1,475,000	1,683,270
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/35	1,395,000	1,574,843
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 5%, 12/15/25	5,000,000	6,002,800
New York Energy Research & Development Authority Pollution Control Rev. (New York Electric & Gas Corp. Project), “C”, 2%, 6/01/29 (Put Date 5/01/20)	3,485,000	3,489,565
New York Environmental Facilities Corp., Municipal Water Finance Authority Project, 5%, 6/15/25	2,300,000	2,728,444
New York Environmental Facilities, “C”, 5%, 5/15/41	2,745,000	3,036,107
New York Environmental Facilities, ETM, 5%, 6/15/16	570,000	586,809
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	4,275,000	4,317,836
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/40	3,190,000	3,346,182
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 11/15/31	2,300,000	2,607,832
New York Thruway Authority General Rev., Junior Indebtedness Obligation, “A”, 5%, 5/01/19	3,325,000	3,758,879
New York Tobacco Settlement Financing Corp., Asset-Backed Rev., “B”, 5%, 6/01/21	5,740,000	5,922,819

32

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York, NY, “J-4”, FRN, 0.57%, 8/01/25	$1,715,000	$1,687,509
New York, NY, “J-9”, FRN, 0.42%, 8/01/27	5,645,000	5,635,855
New York, NY, City Housing Development Corp. (8 Spruce Street), “F”, 4.5%, 2/15/48	574,420	608,822
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.625%, 8/01/25	3,375,000	3,573,956
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.75%, 8/01/31	1,190,000	1,257,794
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), “B”, 2%, 8/01/28 (Put Date 8/01/16)	600,000	600,906
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “E-1-A”, 0.75%, 11/01/16	2,165,000	2,165,325
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/28	1,570,000	1,684,484
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/42	1,170,000	1,177,605
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/25	110,000	118,356
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5.125%, 7/01/31	110,000	116,071
Port Authority of NY & NJ, (170th Series), 5%, 12/01/17	1,795,000	1,952,116
Port Authority of NY & NJ, (170th Series), 5%, 12/01/18	1,025,000	1,144,730
Port Authority of NY & NJ, (170th Series), 5%, 12/01/19	1,765,000	2,009,753
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/36	2,315,000	2,690,285
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 12/01/23 (n)	3,995,000	4,120,363
Tobacco Settlement Asset Securitization Corporation, NY, “1”, 5%, 6/01/26	7,845,000	7,955,144

		$97,023,312
North Carolina - 0.6%
North Carolina Eastern Municipal Power Agency, “A”, NATL, 6.5%, 1/01/18	$9,250,000	$10,424,658
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/25	200,000	217,214
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/30	250,000	261,855
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/35	275,000	286,534

33

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/37	$100,000	$100,374

		$11,290,635
North Dakota - 0.2%
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 4%, 7/01/34	$1,445,000	$1,554,126
North Dakota Housing Finance Agency Rev., (Home Mortgage Finance Program), “B”, 4%, 1/01/36	1,740,000	1,893,816

		$3,447,942
Ohio - 2.5%
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), “B”, 5%, 2/15/24	$1,500,000	$1,754,355
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 6/01/47	4,510,000	3,729,950
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 6/01/47	5,000,000	4,479,900
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Euclid Avenue Development Corp. Project), 5%, 8/01/44	1,225,000	1,303,498
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Flats East Development Project), 7%, 5/15/40	1,100,000	1,256,024
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 4/01/30	1,915,000	2,068,775
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 4/01/40	2,770,000	3,011,322
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/33	645,000	669,117
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/44	480,000	491,870
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/48	645,000	660,325
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/35	7,740,000	8,444,263
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2/15/31	1,095,000	1,187,396
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2/15/38	4,195,000	4,536,641
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/29	130,000	140,075

34

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/35	$720,000	$732,672
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/43	925,000	933,751
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/43	1,130,000	1,184,624
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/40	415,000	466,497
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 5/15/25	150,000	150,084
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/38 (u)	3,355,000	3,745,153
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/43 (u)	8,150,000	9,039,491

		$49,985,783
Oklahoma - 0.8%
Oklahoma County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.4%, 10/01/38	$410,000	$424,514
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/42	1,495,000	1,509,830
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 7/01/29	4,400,000	4,807,220
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/45	755,000	801,848
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 10/01/27	4,670,000	5,308,202
Tulsa, OK, Municipal Airport Trust Rev., 5%, 6/01/35 (Put Date 6/01/25)	255,000	276,611
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/35	1,910,000	2,040,778
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/35	1,440,000	1,538,597

		$16,707,600
Oregon - 0.2%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/30	$245,000	$276,833
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/36	1,275,000	1,412,050

35

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - continued
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 3/01/37	$2,445,000	$2,508,301

		$4,197,184
Pennsylvania - 4.5%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 10/15/28	$1,195,000	$1,295,739
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/34	490,000	512,947
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/28	1,870,000	2,053,541
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/30	715,000	766,030
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/40	1,910,000	2,033,291
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/21	730,000	813,957
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/22	1,275,000	1,427,057
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/23	915,000	1,025,843
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/29 (Prerefunded 1/01/19)	745,000	865,578
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/29	85,000	96,504
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/39 (Prerefunded 1/01/19)	4,540,000	5,311,028
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/39	505,000	578,003
Dallas, PA, Area Municipal Authority Rev. (Misericordia University Project), 5%, 5/01/29	1,440,000	1,571,054
Delaware County, PA, Authority College Rev. (Neumann University), 6%, 10/01/25	490,000	548,923
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 7/01/19	1,030,000	1,033,564
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/01/17	3,255,000	3,527,671
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 8/01/18	9,640,000	10,699,822

36

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.967%, 6/01/37	$7,315,000	$5,948,851
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/39	485,000	502,353
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/46	265,000	273,512
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/30	365,000	389,353
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/35	470,000	492,518
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/27	670,000	780,892
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/35	250,000	277,300
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/43	9,610,000	10,705,540
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/36	12,095,000	4,676,048
Luzerne County, PA, AGM, 6.75%, 11/01/23	1,110,000	1,310,843
Luzerne County, PA, “A”, AGM, 5%, 11/15/29	4,110,000	4,590,747
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 4/01/36	720,000	741,463
Montgomery County, PA, Industrial Development Authority Pollution Control Rev. (Peco Energy Company Project), “A”, 2.55%, 6/01/29 (Put Date 6/01/20)	1,095,000	1,096,664
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/50	1,015,000	1,025,789
Pennsylvania Convention Center Authority Rev., ETM, FGIC, 6.7%, 9/01/16	4,045,000	4,251,700
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/26	445,000	518,243
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/30	1,075,000	1,169,095
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5%, 1/01/23	3,230,000	3,268,405
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5%, 7/01/23	250,000	250,995

37

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/32	$3,110,000	$3,441,775
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/30	510,000	541,181
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 8/01/35	415,000	459,210
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/33	2,425,000	2,541,521
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/43	1,175,000	1,237,064
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/33	150,000	166,658
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/43	355,000	398,715
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/34	1,020,000	1,159,893
Philadelphia, PA, Redevelopment Authority Rev., BAM, 5%, 4/15/24	1,900,000	2,171,947
Reading, PA, School District, “A”, 5%, 4/01/20	1,000,000	1,111,930
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 7/01/35	260,000	263,435
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/30	445,000	475,794
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/35	775,000	813,386

		$91,213,372
Puerto Rico - 1.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.5%, 7/01/29	$70,000	$70,174
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/20	2,280,000	2,265,978
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/21	315,000	312,584
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/16	295,000	298,207
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/27	2,470,000	2,477,534
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/23	445,000	413,921
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/24	1,915,000	1,734,703
Puerto Rico Electric Power Authority Rev., “KK”, NATL, 5.5%, 7/01/16	150,000	151,922

38

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/17	$120,000	$122,500
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/20	50,000	49,684
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/22	1,505,000	1,496,437
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/24	60,000	57,731
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/19	4,730,000	4,723,709
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/30	230,000	203,854
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/18	135,000	134,474
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/19	640,000	639,213
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/22	225,000	223,875
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/27	1,385,000	1,270,280
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/17	465,000	456,849
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/18	305,000	296,430
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/20	150,000	136,985
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/21	520,000	490,121
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/22	600,000	550,494
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/27	1,180,000	1,031,202

39

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/31	$690,000	$615,804
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	735,000	626,992
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/36	710,000	583,549
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	545,000	461,942
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/23	1,925,000	1,797,873
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/24	350,000	321,115
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/27	1,240,000	1,101,616
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/28	755,000	663,305
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/18	350,000	345,583
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/27	1,035,000	1,037,660
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/28	345,000	345,976
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/28 (Prerefunded 8/01/19)	45,000	52,336

		$27,562,612
Rhode Island - 1.2%
Providence, RI, “A”, 5%, 1/15/25	$1,345,000	$1,534,739
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 5/15/39	7,645,000	8,916,593
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3%, 12/01/21	4,890,000	4,815,917
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.25%, 12/01/22	1,500,000	1,483,770

40

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Rhode Island - continued
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.375%, 12/01/23	$2,500,000	$2,457,500
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.625%, 12/01/25	4,115,000	4,022,001

		$23,230,520
South Carolina - 1.4%
Chesterfield County, SC, School District, 5%, 3/01/25	$2,250,000	$2,617,695
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 12/01/37	40,000	40,052
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 1/01/21	4,150,000	5,080,264
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/23	5,750,000	6,127,545
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/43	2,745,000	3,006,791
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/43	6,550,000	7,174,674
South Carolina Public Service Authority Rev., “C”, 5%, 12/01/36	2,920,000	3,237,900

		$27,284,921
South Dakota - 0.2%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/24	$1,000,000	$1,157,900
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/25	1,000,000	1,149,570
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/26	1,400,000	1,597,386

		$3,904,856
Tennessee - 2.5%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/45	$10,310,000	$11,249,344
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/40	3,000,000	3,239,910
Hardeman County, TN, Correctional Facilities Corp. (Corrections Corp. of America), 7.375%, 8/01/17	185,000	185,433
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 5/15/29	4,765,000	5,477,749
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 5/15/30	2,500,000	2,873,950
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 12/01/16	1,905,000	1,954,130

41

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/17	$1,575,000	$1,698,480
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	1,500,000	1,683,480
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	1,665,000	1,915,433
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/23	2,385,000	2,758,896
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/24	2,215,000	2,570,463
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	2,805,000	3,249,985
Tennessee Housing Development Agency Rev., Housing Finance Program, “A”, 3.5%, 7/01/45	6,870,000	7,321,496
Tennessee Housing Development Agency, Residential Financing Program Rev., “2-C”, 4%, 1/01/45	2,480,000	2,687,824
Tennessee School Board Authority, Higher Education Facilities Rev., 5.125%, 5/01/33 (Prerefunded 5/01/18)	270,000	299,830
Tennessee School Board Authority, Higher Education Facilities Rev., 5.125%, 5/01/33 (Prerefunded 5/01/18)	1,230,000	1,366,333

		$50,532,736
Texas - 6.3%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/17	$995,000	$1,036,422
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/19	1,375,000	1,423,551
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/20	1,120,000	1,159,626
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/24	2,230,000	2,304,906
Austin, TX, Water & Wastewater System Rev., 5%, 11/15/27	3,000,000	3,517,620
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 12/15/36 (a)(d)	1,595,000	16
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-3”, 5.125%, 5/15/33	2,100,000	2,222,829
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 5/15/33	7,310,000	8,055,401
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/40	2,355,000	2,689,104
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/45	1,425,000	1,631,953
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	1,875,000	2,049,413

42

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Dallas, TX, Waterworks & Sewer System Rev., 5%, 10/01/39	$10,000,000	$11,409,900
Decatur Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/44	415,000	436,397
El Paso, TX, Water & Sewer Rev., 5%, 3/01/28	455,000	522,654
Fort Worth, TX, Independent School District, Unlimited Tax School Building, PSF, 5%, 2/15/39	3,685,000	4,194,930
Gregg County, TX, Health Facilities Development Corp. Hospital Rev., (Good Shepherd Obligated Group), “A”, FRN, 4.038%, 10/01/29 (Put Date 3/01/17)	2,475,000	2,506,754
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 5/01/28	300,000	308,259
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 12/01/36 (a)(d)	116,013	1
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/32	8,235,000	9,010,572
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 11/15/35	1,560,000	1,752,020
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 12/01/27 (Prerefunded 12/01/18)	1,795,000	2,136,122
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/35 (Prerefunded 12/01/18)	2,050,000	2,455,552
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/31	1,175,000	1,319,419
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/32	225,000	250,787
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/33	545,000	606,116
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/41	900,000	268,803
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/46	2,250,000	515,993
Houston, TX, Airport System Rev., “B”, 5%, 7/01/26	1,855,000	2,116,963
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/29	2,135,000	2,256,802
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/20	855,000	901,871
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/24	2,465,000	2,656,111
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/30	725,000	762,207

43

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/20	$3,215,000	$3,442,011
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/31	2,310,000	2,542,917
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/23	165,000	165,713
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/39 (Prerefunded 8/15/19)	1,470,000	1,750,256
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41 (Prerefunded 8/15/19)	4,230,000	5,225,150
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2/15/37 (Prerefunded 2/15/17)	310,000	331,179
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 11/01/29	2,520,000	2,864,786
New Hope, TX, Cultural Education Facilities Finance Corp. Student Housing Rev. (Texas A&M University Project), “A”, AGM, 5%, 4/01/46	1,585,000	1,695,792
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/30	355,000	376,492
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/35	355,000	370,808
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/47	895,000	919,532
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “A”, GNMA, 5.5%, 7/01/38	900,000	906,660
Permian Basin Housing Finance Corp., TX, Single Family Mortgage Backed Securities (Mortgage Backed Project) “A”, GNMA, 5.65%, 1/01/38	860,000	872,221
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 11/01/30	1,200,000	1,204,044
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “B-2”, 5%, 11/15/19	80,000	80,129
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 8/15/40	2,795,000	3,249,635
Schertz-Cibolo-Universal City, TX, Independent School District, PSF, 5%, 2/01/36	10,000,000	10,142,200
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 11/15/29	395,000	429,582

44

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 11/15/44	$3,100,000	$3,373,544
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Buckingham Senior Living Community, Inc. Project), 3.875%, 11/15/20	730,000	732,657
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 11/15/44	4,500,000	4,494,375
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/44	785,000	826,856
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/49	375,000	394,155
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	1,495,000	1,856,117
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	1,195,000	1,449,117
Texas Transportation Commission, Central Texas Turnpike System Rev., Capital Appreciation, “B”, 0%, 8/15/36	4,615,000	1,869,490
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	735,000	850,910
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	2,575,000	2,957,980

		$127,853,382
U.S. Virgin Islands - 0.1%
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	$2,200,000	$2,476,892

Utah - 0.1%
Intermountain Power Agency, UT, Power Supply Rev., “A”, 5%, 7/01/22	$1,250,000	$1,381,150

Vermont - 0.3%
Burlington, VT, Airport Rev., “A”, 5%, 7/01/22	$315,000	$349,842
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/24	135,000	153,540
Burlington, VT, Airport Rev., “A”, 4%, 7/01/28	2,020,000	2,057,289
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/30	230,000	256,724
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/36 (Put Date 4/02/18)	1,805,000	1,812,346

45

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Vermont - continued
Vermont Housing Finance Agency, Multi-Purpose Rev., “C”, 4%, 11/01/43	$1,235,000	$1,328,070

		$5,957,811
Virginia - 0.8%
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 5/15/20	$4,870,000	$5,673,501
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/43	2,135,000	2,219,012
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, FRN, AGM, 11.217%, 8/23/27 (p)	4,300,000	5,310,500
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 7/15/35	845,000	1,019,932
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/30	800,000	848,832
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/35	715,000	747,139
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/29	625,000	718,731
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/19 (a)(d)	529,028	5

		$16,537,652
Washington - 3.6%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 6/01/34	$2,255,000	$2,542,084
Seattle, WA, Port Rev., “B”, 5%, 8/01/24	3,000,000	3,456,630
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.625%, 12/01/25	1,000,000	1,074,430
Snohomish County, WA, Public Hospital District No. 3, 5%, 12/01/31	5,655,000	5,990,002
State of Washington, “A”, 5%, 7/01/33 (Prerefunded 7/01/18)	5,000,000	5,570,550
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29 (Prerefunded 7/01/19)	1,450,000	1,748,555
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39 (Prerefunded 7/01/19)	3,690,000	4,483,571
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 8/01/36 (Prerefunded 8/01/18)	5,285,000	6,068,977
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 8/15/42	3,955,000	4,261,948
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/34	2,165,000	2,356,343

46

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “A”, 7%, 7/01/45	$300,000	$308,922
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “A”, 7%, 7/01/50	290,000	294,457
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-1”, 5.5%, 1/01/24	765,000	769,269
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-2”, 4.875%, 1/01/22	405,000	406,794
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-3”, 4.375%, 1/01/21	1,035,000	1,052,057
Washington Housing Finance Community Nonprofit Housing Rev. (Rockwood Retirement Communities), 5.125%, 1/01/20	3,905,000	3,906,953
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/37	12,000,000	13,625,400
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/39	7,985,000	9,029,039
Washington Public Power Supply System Rev. (Nuclear Project #3), 7.125%, 7/01/16	5,145,000	5,409,196

		$72,355,177
West Virginia - 0.4%
Monongalia County, WV, Board of Education, 5%, 5/01/29	$1,445,000	$1,653,644
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/29	395,000	449,174
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/30	1,150,000	1,299,546
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company- Amos Project), “A”, FRN, 1.9%, 3/01/40 (Put Date 4/01/19)	2,000,000	2,004,880
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/38	2,110,000	2,197,839

		$7,605,083
Wisconsin - 0.8%
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/26	$2,215,000	$2,515,332
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/28	665,000	749,129
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/29	430,000	506,011
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/39	1,390,000	1,643,564
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/18	1,500,000	1,557,855
Wisconsin Public Finance Authority Education Rev. (Pine Lake Prepatory), 4.95%, 3/01/30	120,000	120,714

47

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Education Rev. (Pine Lake Prepatory), 5.25%, 3/01/35	$120,000	$120,172
Wisconsin Public Finance Authority Education Rev. (Pine Lake Prepatory), 5.5%, 3/01/45	320,000	320,451
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A” , 4%, 9/01/20	145,000	150,194
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A” , 5%, 9/01/25	100,000	106,349
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A” , 5%, 9/01/30	165,000	167,884
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/38	220,000	219,395
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/29	490,000	504,092
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/34	455,000	476,913
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/44	375,000	397,215
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/49	740,000	797,032
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “B-3”, 3.75%, 11/15/19	475,000	475,912
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/22	1,330,000	1,408,111
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/28	1,260,000	1,355,017
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/42	1,600,000	1,656,016

		$15,247,358
Total Municipal Bonds (Identified Cost, $1,860,813,350)		$1,997,691,922

Floating Rate Demand Notes - 0.1%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.01%, due 10/01/15	$580,000	$580,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.01%, due 10/01/15	910,000	910,000
Total Floating Rate Demand Notes, at Cost and Value		$1,490,000

48

Portfolio of Investments (unaudited) – continued

Money Market Funds - 1.3%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	25,765,269	$25,765,269
Total Investments (Identified Cost, $1,888,068,619)		$2,024,947,191

Other Assets, Less Liabilities - (0.6)%		(12,690,900)
Net Assets - 100.0%		$2,012,256,291

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,667,334 representing 0.6% of net assets.
(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LOC	Letter of Credit

Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	RIBS	Residual Interest Bonds
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

See Notes to Financial Statements

49

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 9/30/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $1,862,303,350)	$1,999,181,922
Underlying affiliated funds, at cost and value	25,765,269
Total investments, at value (identified cost, $1,888,068,619)	$2,024,947,191
Receivables for
Investments sold	2,862,075
Fund shares sold	2,532,479
Interest	27,293,698
Receivable from investment adviser	40,370
Other assets	1,430
Total assets	$2,057,677,243
Liabilities
Payables for
Distributions	$697,237
Investments purchased	8,041,323
Interest expense and fees	82,126
Fund shares reacquired	5,057,441
Payable to the holders of the floating rate certificates from trust assets	30,434,925
Payable to affiliates
Shareholder servicing costs	911,659
Distribution and service fees	17,678
Payable for independent Trustees’ compensation	19,313
Accrued expenses and other liabilities	159,250
Total liabilities	$45,420,952
Net assets	$2,012,256,291
Net assets consist of
Paid-in capital	$1,892,603,657
Unrealized appreciation (depreciation) on investments	136,878,572
Accumulated net realized gain (loss) on investments	(21,843,886)
Undistributed net investment income	4,617,948
Net assets	$2,012,256,291
Shares of beneficial interest outstanding	230,030,130

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$779,421,598	89,116,130	$8.75
Class B	27,327,234	3,119,977	8.76
Class C	166,563,224	18,978,196	8.78
Class I	481,619,191	55,128,756	8.74
Class A1	557,058,944	63,656,691	8.75
Class B1	266,100	30,380	8.76

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A and Class A1, for which the maximum offering price per share was $9.14 [100 / 95.75 x $8.75] and $9.14 [100 / 95.75 x $8.75], respectively. On sales of $100,000 or more, the maximum offering price of Class A and Class A1 shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class A1, and Class B1 shares.

See Notes to Financial Statements

50

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 9/30/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$48,965,038
Dividends from underlying affiliated funds	31,632
Total investment income	$48,996,670
Expenses
Management fee	$4,430,798
Distribution and service fees	1,934,571
Shareholder servicing costs	941,365
Administrative services fee	176,817
Independent Trustees’ compensation	28,931
Custodian fee	105,586
Shareholder communications	58,874
Audit and tax fees	29,009
Legal fees	9,996
Interest expense and fees	146,651
Miscellaneous	115,126
Total expenses	$7,977,724
Fees paid indirectly	(3)
Reduction of expenses by investment adviser and distributor	(601,536)
Net expenses	$7,376,185
Net investment income	$41,620,485
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$6,891,748
Futures contracts	279,624
Net realized gain (loss) on investments	$7,171,372
Change in unrealized appreciation (depreciation) on investments	$(35,707,895)
Net realized and unrealized gain (loss) on investments	$(28,536,523)
Change in net assets from operations	$13,083,962

See Notes to Financial Statements

51

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 9/30/15 (unaudited)	Year ended 3/31/15
From operations
Net investment income	$41,620,485	$81,180,462
Net realized gain (loss) on investments	7,171,372	3,811,726
Net unrealized gain (loss) on investments	(35,707,895)	80,069,145
Change in net assets from operations	$13,083,962	$165,061,333
Distributions declared to shareholders
From net investment income	$(39,792,365)	$(75,843,616)
Change in net assets from fund share transactions	$(198,315,115)	$89,538,603
Total change in net assets	$(225,023,518)	$178,756,320
Net assets
At beginning of period	2,237,279,809	2,058,523,489
At end of period (including undistributed net investment income of $4,617,948 and $2,789,828, respectively)	$2,012,256,291	$2,237,279,809

See Notes to Financial Statements

52

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/15 (unaudited)		Years ended 3/31
Class A			2015	2014	2013	2012	2011

Net asset value, beginning of period	$8.85		$8.48	$8.94	$8.68	$7.91	$8.32
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.32	$0.33	$0.35	$0.39	$0.41
Net realized and unrealized gain (loss) on investments	(0.11)		0.35	(0.47)	0.24	0.76	(0.42)
Total from investment operations	$0.05		$0.67	$(0.14)	$0.59	$1.15	$(0.01)
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.30)	$(0.32)	$(0.33)	$(0.38)	$(0.40)
Net asset value, end of period (x)	$8.75		$8.85	$8.48	$8.94	$8.68	$7.91
Total return (%) (r)(s)(t)(x)	0.62	(n)	8.02	(1.52)	6.88	14.83	(0.24)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.80	0.80	0.79	0.81	0.81
Expenses after expense reductions (f)	0.74	(a)	0.74	0.75	0.76	0.77	0.78
Net investment income	3.68	(a)	3.71	3.92	3.90	4.69	4.95
Portfolio turnover	12	(n)	17	32	23	25	23
Net assets at end of period (000 omitted)	$779,422		$781,630	$736,374	$1,027,992	$829,860	$764,621
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.73	(a)	0.73	0.73	0.74	0.74	0.74

See Notes to Financial Statements

53

Financial Highlights – continued

	Six months ended 9/30/15 (unaudited)		Years ended 3/31
Class B			2015	2014	2013	2012	2011

Net asset value, beginning of period	$8.86		$8.49	$8.95	$8.70	$7.92	$8.34
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.26	$0.27	$0.28	$0.33	$0.35
Net realized and unrealized gain (loss) on investments	(0.11)		0.35	(0.48)	0.23	0.77	(0.43)
Total from investment operations	$0.02		$0.61	$(0.21)	$0.51	$1.10	$(0.08)
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.24)	$(0.25)	$(0.26)	$(0.32)	$(0.34)
Net asset value, end of period (x)	$8.76		$8.86	$8.49	$8.95	$8.70	$7.92
Total return (%) (r)(s)(t)(x)	0.24	(n)	7.21	(2.26)	5.95	14.09	(1.10)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.55	1.55	1.54	1.56	1.56
Expenses after expense reductions (f)	1.49	(a)	1.49	1.51	1.51	1.52	1.53
Net investment income	2.92	(a)	2.95	3.16	3.15	3.91	4.21
Portfolio turnover	12	(n)	17	32	23	25	23
Net assets at end of period (000 omitted)	$27,327		$28,032	$28,220	$37,759	$31,883	$22,842
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.48	(a)	1.48	1.49	1.48	1.49	1.49

See Notes to Financial Statements

54

Financial Highlights – continued

	Six months ended 9/30/15 (unaudited)		Years ended 3/31
Class C			2015	2014	2013	2012	2011

Net asset value, beginning of period	$8.88		$8.51	$8.97	$8.71	$7.94	$8.35
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.26	$0.27	$0.28	$0.33	$0.35
Net realized and unrealized gain (loss) on investments	(0.11)		0.35	(0.48)	0.24	0.76	(0.42)
Total from investment operations	$0.02		$0.61	$(0.21)	$0.52	$1.09	$(0.07)
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.24)	$(0.25)	$(0.26)	$(0.32)	$(0.34)
Net asset value, end of period (x)	$8.78		$8.88	$8.51	$8.97	$8.71	$7.94
Total return (%) (r)(s)(t)(x)	0.24	(n)	7.19	(2.26)	6.06	13.92	(0.97)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.55	1.55	1.54	1.56	1.56
Expenses after expense reductions (f)	1.49	(a)	1.49	1.51	1.51	1.52	1.52
Net investment income	2.91	(a)	2.94	3.15	3.14	3.92	4.19
Portfolio turnover	12	(n)	17	32	23	25	23
Net assets at end of period (000 omitted)	$166,563		$166,885	$162,443	$234,735	$187,078	$149,727
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.48	(a)	1.48	1.49	1.48	1.49	1.49

See Notes to Financial Statements

55

Financial Highlights – continued

	Six months ended 9/30/15 (unaudited)		Years ended 3/31
Class I			2015	2014	2013	2012 (i)

Net asset value, beginning of period	$8.84		$8.47	$8.93	$8.67	$8.22
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.35	$0.35	$0.37	$0.27
Net realized and unrealized gain (loss) on investments	(0.11)		0.34	(0.47)	0.24	0.44	(g)
Total from investment operations	$0.06		$0.69	$(0.12)	$0.61	$0.71
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.32)	$(0.34)	$(0.35)	$(0.26)
Net asset value, end of period (x)	$8.74		$8.84	$8.47	$8.93	$8.67
Total return (%) (r)(s)(x)	0.74	(n)	8.30	(1.29)	7.15	8.75	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	(a)	0.55	0.55	0.55	0.55	(a)
Expenses after expense reductions (f)	0.49	(a)	0.49	0.50	0.51	0.52	(a)
Net investment income	3.94	(a)	3.95	4.13	4.13	4.70	(a)
Portfolio turnover	12	(n)	17	32	23	25
Net assets at end of period (000 omitted)	$481,619		$682,371	$546,220	$334,033	$186,734
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.48	(a)	0.48	0.48	0.49	0.49	(a)

See Notes to Financial Statements

56

Financial Highlights – continued

	Six months ended 9/30/15 (unaudited)		Years ended 3/31
Class A1			2015	2014	2013	2012	2011

Net asset value, beginning of period	$8.85		$8.49	$8.95	$8.69	$7.92	$8.33
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.35	$0.35	$0.37	$0.41	$0.43
Net realized and unrealized gain (loss) on investments and foreign currency	(0.11)		0.33	(0.47)	0.24	0.76	(0.42)
Total from investment operations	$0.06		$0.68	$(0.12)	$0.61	$1.17	$0.01
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.32)	$(0.34)	$(0.35)	$(0.40)	$(0.42)
Net asset value, end of period (x)	$8.75		$8.85	$8.49	$8.95	$8.69	$7.92
Total return (%) (r)(s)(t)(x)	0.74	(n)	8.16	(1.27)	7.14	15.11	0.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	(a)	0.55	0.55	0.55	0.56	0.56
Expenses after expense reductions (f)	0.49	(a)	0.50	0.51	0.51	0.52	0.53
Net investment income	3.93	(a)	3.96	4.17	4.18	4.96	5.22
Portfolio turnover	12	(n)	17	32	23	25	23
Net assets at end of period (000 omitted)	$557,059		$577,992	$584,287	$703,916	$714,380	$689,074
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.48	(a)	0.48	0.49	0.49	0.49	0.49

See Notes to Financial Statements

57

Financial Highlights – continued

	Six months ended 9/30/15 (unaudited)		Years ended 3/31
Class B1			2015	2014	2013	2012	2011

Net asset value, beginning of period	$8.86		$8.49	$8.95	$8.69	$7.92	$8.34
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.28	$0.29	$0.31	$0.35	$0.37
Net realized and unrealized gain (loss) on investments	(0.11)		0.35	(0.48)	0.24	0.76	(0.43)
Total from investment operations	$0.03		$0.63	$(0.19)	$0.55	$1.11	$(0.06)
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.26)	$(0.27)	$(0.29)	$(0.34)	$(0.36)
Net asset value, end of period (x)	$8.76		$8.86	$8.49	$8.95	$8.69	$7.92
Total return (%) (r)(s)(t)(x)	0.36	(n)	7.46	(2.02)	6.34	14.24	(0.86)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.55	1.55	1.54	1.56	1.56
Expenses after expense reductions (f)	1.27	(a)	1.26	1.27	1.27	1.28	1.29
Net investment income	3.15	(a)	3.19	3.39	3.47	4.23	4.46
Portfolio turnover	12	(n)	17	32	23	25	23
Net assets at end of period (000 omitted)	$266		$370	$980	$2,374	$4,304	$6,230
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.25	(a)	1.25	1.25	1.25	1.26	1.26

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, August 1, 2011, through the stated period end.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

58

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Municipal Income Fund (the fund) is a diversified series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

59

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of

60

Notes to Financial Statements (unaudited) – continued

input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,997,691,922	$—	$1,997,691,922
Short Term Securities	—	1,490,000	—	1,490,000
Mutual Funds	25,765,269	—	—	25,765,269
Total Investments	$25,765,269	$1,999,181,922	$—	$2,024,947,191

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. At September 30, 2015, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended September 30, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$279,624

There is no change in unrealized appreciation (depreciation) on derivative transactions at period end.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments

61

Notes to Financial Statements (unaudited) – continued

across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Inverse Floaters – The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate

62

Notes to Financial Statements (unaudited) – continued

holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holders of the inverse floaters transfer the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holders of the floating rate certificates under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holders of the floating rate certificates from trust assets”. The carrying value of the fund’s payable to the holders of the floating rate certificates from trust assets as reported in the fund’s Statement of Assets and Liabilities approximates its fair value. The value of the payable to the holders of the floating rate certificates from trust assets as of the reporting date is considered level 2 under the fair value hierarchy disclosure. At September 30, 2015, the fund’s payable to the holders of the floating rate certificates from trust assets was $30,434,925 and the interest rate on the floating rate certificates issued by the trust was 0.04%. For the six months ended September 30, 2015, the average payable to the holders of the floating rate certificates from trust assets was $36,229,359 at a weighted average interest rate of 0.07%. Interest expense and fees relate to interest payments made to the holders of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended September 30, 2015, interest expense and fees related to self-deposited inverse floaters amounted to $146,651 and is included in “Interest expense and fees” in the Statement of Operations. Primary and externally deposited inverse floaters held by the fund are not accounted for as secured borrowings.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all

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Notes to Financial Statements (unaudited) – continued

or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended September 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

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Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

3/31/15
Ordinary income (including any short-term capital gains)	$236,020
Tax-exempt income	75,607,596
Total distributions	$75,843,616

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 9/30/15
Cost of investments	$1,844,178,686
Gross appreciation	155,337,372
Gross depreciation	(5,003,792)
Net unrealized appreciation (depreciation)	$150,333,580

As of 3/31/15
Undistributed tax-exempt income	9,494,321
Capital loss carryforwards	(41,183,467)
Other temporary differences	(6,704,493)
Net unrealized appreciation (depreciation)	184,754,676

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after March 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2015, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
3/31/18	$ (937,881)
3/31/19	(7,352,883)
Total	$(8,290,764)

Post-enactment losses which are characterized as follows:
Short-Term	$(24,876,969)
Long-Term	(8,015,734)
Total	$(32,892,703)

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Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class B1 shares will convert to Class A and Class A1 shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statement of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 9/30/15	Year ended 3/31/15
Class A	$13,608,248	$26,009,877
Class B	376,244	765,627
Class C	2,267,424	4,407,687
Class I	12,933,225	22,937,868
Class A1	10,602,812	21,704,094
Class B1	4,412	18,463
Total	$39,792,365	$75,843,616

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.37% of the fund’s average daily net assets in excess of $1.3 billion up to $2.0 billion and 0.35% of average daily net assets in excess of $2.0 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2016. For the six months ended September 30, 2015, this management fee reduction amounted to $159,304, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended September 30, 2015, this management fee reduction amounted to $76,546, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended September 30, 2015 was equivalent to an annual effective rate of 0.38% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (including interest expenses and fees associated with investments in inverse floating rate instruments), such that fund operating expenses do not exceed 0.10%

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Notes to Financial Statements (unaudited) – continued

annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2016. For the six months ended September 30, 2015, this reduction amounted to $354,450, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $42,332 and $2,025 for the six months ended September 30, 2015, as its portion of the initial sales charge on sales of Class A and Class A1 shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$970,632
Class B	0.75%	0.25%	1.00%	1.00%	136,535
Class C	0.75%	0.25%	1.00%	1.00%	825,929
Class B1	0.75%	0.25%	1.00%	0.77%	1,475
Total Distribution and Service Fees					$1,934,571

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2015 based on each class’s average daily net assets. The service fee rate attributable to Class B1 shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B1 shares has been reduced by MFD to 0.00% under a written agreement that will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2016. For the six months ended September 30, 2015, this reduction amounted to $334 and is included in the reduction of total expenses in the Statement of Operations. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended September 30, 2015, this rebate amounted to $10,886 and $16 for Class A and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A and Class A1 shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class B1 shares are subject to a CDSC in the event

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Notes to Financial Statements (unaudited) – continued

of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2015, were as follows:

Amount
Class A	$10,044
Class B	17,704
Class C	8,874
Class A1	—
Class B1	391

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended September 30, 2015, the fee was $102,823, which equated to 0.0093% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended September 30, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $838,542.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2015 was equivalent to an annual effective rate of 0.0160% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $1,960 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended September 30, 2015. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $19,271 at September 30, 2015, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees

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Notes to Financial Statements (unaudited) – continued

solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended September 30, 2015, the fee paid by the fund under this agreement was $2,458 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 9, 2015, MFS redeemed 55 shares of Class I for an aggregate amount of $478.

(4) Portfolio Securities

For the six months ended September 30, 2015, purchases and sales of investments, other than short-term obligations, aggregated $267,144,591 and $418,729,853, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 9/30/15		Year ended 3/31/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	7,409,127	$64,702,804	15,837,710	$138,752,687
Class B	147,459	1,286,324	237,241	2,082,056
Class C	1,213,379	10,632,333	2,551,278	22,423,106
Class I	8,855,883	77,267,935	20,712,389	180,707,432
Class A1	301,680	2,636,802	553,055	4,842,592
Class B1	1,205	10,573	2,023	17,714
	17,928,733	$156,536,771	39,893,696	$348,825,587

Shares issued to shareholders in reinvestment of distributions
Class A	1,453,160	$12,688,114	2,720,057	$23,851,304
Class B	38,183	333,776	76,521	671,674
Class C	224,398	1,966,026	424,331	3,733,240
Class I	1,339,047	11,677,767	2,312,424	20,265,429
Class A1	985,261	8,607,840	1,963,569	17,220,966
Class B1	414	3,621	1,467	12,841
	4,040,463	$35,277,144	7,498,369	$65,755,454

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Notes to Financial Statements (unaudited) – continued

	Six months ended 9/30/15		Year ended 3/31/15
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(8,083,617)	$(70,532,944)	(17,045,156)	$(148,706,171)
Class B	(229,227)	(2,001,732)	(472,755)	(4,138,153)
Class C	(1,255,272)	(10,988,642)	(3,266,864)	(28,578,647)
Class I	(32,273,831)	(281,016,323)	(10,293,227)	(89,765,156)
Class A1	(2,917,160)	(25,474,861)	(6,083,099)	(53,181,630)
Class B1	(13,049)	(114,528)	(77,013)	(672,681)
	(44,772,156)	$(390,129,030)	(37,238,114)	$(325,042,438)

Net change
Class A	778,670	$6,857,974	1,512,611	$13,897,820
Class B	(43,585)	(381,632)	(158,993)	(1,384,423)
Class C	182,505	1,609,717	(291,255)	(2,422,301)
Class I	(22,078,901)	(192,070,621)	12,731,586	111,207,705
Class A1	(1,630,219)	(14,230,219)	(3,566,475)	(31,118,072)
Class B1	(11,430)	(100,334)	(73,523)	(642,126)
	(22,802,960)	$(198,315,115)	10,153,951	$89,538,603

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended September 30, 2015, the fund’s commitment fee and interest expense were $3,541 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

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Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	87,268,558	390,904,429	(452,407,718)	25,765,269

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$31,632	$25,765,269

71

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2015 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2014 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

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Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2014, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2014 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year),

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Board Review of Investment Advisory Agreement – continued

the Fund’s effective advisory fee rate was lower than the Lipper expense group median and the Fund’s total expense ratio was approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that MFS has agreed in writing to reduce its advisory fee on the Fund’s average daily net assets over $1.3 billion and $2 billion, which may not be changed without the Trustees’ approval. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

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Board Review of Investment Advisory Agreement – continued

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2015.

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PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

76

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. The Registrant has not granted a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: November 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: November 13, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 13, 2015

*	Print name and title of each signing officer under his or her signature.